UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

10 Hudson Yards New York, N.Y. 10001

(Address of principal executive offices) (Zip code)

Keith Namiot

President

Guardian Variable Products Trust

10 Hudson Yards

New York, N.Y. 10001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Shareholder Report

December 31, 2025

Guardian Core Fixed Income VIP Fund

This annual shareholder report contains important information about Guardian Core Fixed Income VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Core Fixed Income VIP Fund	$54	0.52%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 6.61% for the 12 months ended December 31, 2025, compared to the 7.31% return of the Bloomberg US Aggregate Bond Index (the “Index”) for the same period. The Fund changed its investment sub-adviser as of March 3, 2025.

  The Fund’s allocation to investment grade corporate securities detracted from relative performance, driven by its underweight to the industrials sector. Another detractor was the Fund’s underweight allocation to agency mortgage-backed securities (“MBS”), which rallied after the volatility in April 2025 and were among the top performers in the Bloomberg US Aggregate Bond Index for the year. In addition, the Fund’s underweight positioning in government related securities detracted, with sovereign bonds outperforming over the reporting period.

  Primary contributors to the Fund’s relative performance included the Fund’s relative yield curve positioning, particularly the intermediate part of the yield curve, which benefited from curve steepening, and cuts to the federal funds target rate by the U.S. Federal Reserve, which totaled 75 basis points in 2025.

  A small position in the emerging markets sector also contributed positively to the Fund’s performance relative to the benchmark.

  The Fund additionally benefited from favorable security selection in asset-backed securities (“ABS”).

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Bloomberg US Aggregate Bond Index.

Total Return Based on $10,000 Investment

$15,000
$10,000
$11,086
$10,970
5/2/22
12/22
12/23
12/24
12/25
Guardian Core Fixed Income VIP Fund
Bloomberg US Aggregate Bond Index

	Guardian Core Fixed Income VIP Fund	Bloomberg US Aggregate Bond Index
5/2/22	$10,000	$10,000
5/31/22	$10,050	$10,125
6/30/22	$9,900	$9,966
7/31/22	$10,120	$10,209
8/31/22	$9,860	$9,921
9/30/22	$9,460	$9,492
10/31/22	$9,340	$9,369
11/30/22	$9,650	$9,714
12/31/22	$9,610	$9,670
1/31/23	$9,890	$9,967
2/28/23	$9,660	$9,710
3/31/23	$9,910	$9,956
4/30/23	$9,960	$10,017
5/31/23	$9,850	$9,908
6/30/23	$9,800	$9,872
7/31/23	$9,790	$9,865
8/31/23	$9,740	$9,802
9/30/23	$9,510	$9,553
10/31/23	$9,360	$9,403
11/30/23	$9,770	$9,828
12/31/23	$10,140	$10,205
1/31/24	$10,120	$10,177
2/29/24	$9,990	$10,033
3/31/24	$10,080	$10,125
4/30/24	$9,840	$9,870
5/31/24	$9,990	$10,037
6/30/24	$10,090	$10,132
7/31/24	$10,320	$10,369
8/31/24	$10,470	$10,518
9/30/24	$10,610	$10,658
10/31/24	$10,350	$10,394
11/30/24	$10,450	$10,504
12/31/24	$10,290	$10,332
1/31/25	$10,340	$10,387
2/28/25	$10,550	$10,615
3/31/25	$10,550	$10,619
4/30/25	$10,590	$10,661
5/31/25	$10,510	$10,585
6/30/25	$10,660	$10,748
7/31/25	$10,650	$10,719
8/31/25	$10,770	$10,847
9/30/25	$10,880	$10,966
10/31/25	$10,940	$11,034
11/30/25	$11,010	$11,103
12/31/25	$10,970	$11,086

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	Since Inception 5/2/22
Guardian Core Fixed Income VIP Fund	6.61%	2.56%
Bloomberg US Aggregate Bond Index	7.31%	2.85%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Core Fixed Income VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$335,333,044
Total # of Portfolio Holdings	284
Total Advisory Fees Paid	$1,391,710
Portfolio Turnover Rate	116%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Bond Sector Allocation

(% of Total Net Assets)

U.S. Government Securities	44.7
Corporate Bonds & Notes	24.6
Agency Mortgage-Backed Securities	16.6
Asset-Backed Securities	9.8
Non-Agency Mortgage-Backed Securities	4.2
TBA Sale Commitments Agency Mortgage-Backed Securities	(0.3)
Cash/Other Assets and Liabilities	0.4
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 4.125%, due 2/29/2032	14.3
U.S. Treasury Bonds, 4.625%, due 11/15/2044	8.8
U.S. Treasury Notes, 4.625%, due 2/15/2035	5.1
U.S. Treasury Notes, 4.000%, due 2/28/2030	4.9
U.S. Treasury Bonds, 4.750%, due 2/15/2045	2.2
U.S. Treasury Bonds, 4.625%, due 2/15/2055	1.7
U.S. Treasury Notes, 4.000%, due 6/30/2032	1.6
Uniform Mortgage-Backed Security, 2.000%, due 2/1/2056	1.4
U.S. Treasury Notes, 4.250%, due 8/15/2035	1.4
U.S. Treasury Bonds, 4.500%, due 11/15/2054	1.1
Total	42.5

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of FIAM LLC as the sub-adviser to the Fund, effective March 3, 2025.

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Core Fixed Income VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Core Plus Fixed Income VIP Fund

This annual shareholder report contains important information about Guardian Core Plus Fixed Income VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Core Plus Fixed Income VIP Fund	$85	0.82%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 7.07% for the 12 months ended December 31, 2025, compared to the 7.31% return of the Bloomberg US Aggregate Bond Index (the “Index”), for the same period.

  The Fund’s performance during the reporting period was shaped by ongoing uncertainty following the U.S. tariff policy announcement in April 2025, which contributed to increased market volatility and shifting U.S. Federal Reserve expectations amid mixed economic data. Positive factors included strong corporate earnings, resilient consumer spending, ongoing artificial intelligence (“AI”)-driven investment, and easing trade tensions later in the period, which helped stabilize market sentiment.

  Security selection within investment grade corporate bonds and asset-backed securities (“ABS”) also contributed to relative performance.

  The Fund’s interest rate positioning relative to the index and security selection within emerging market sovereign bonds detracted from the Fund’s relative performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Bloomberg US Aggregate Bond Index.

Total Return Based on $10,000 Investment

$15,000
$10,000
$11,527
$11,510
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
Guardian Core Plus Fixed Income VIP Fund
Bloomberg US Aggregate Bond Index

	Guardian Core Plus Fixed Income VIP Fund	Bloomberg US Aggregate Bond Index
9/1/16	$10,000	$10,000
10/31/16	$9,990	$9,996
11/30/16	$9,930	$9,920
12/31/16	$9,710	$9,685
1/31/17	$9,760	$9,718
2/28/17	$9,830	$9,783
3/31/17	$9,810	$9,778
4/30/17	$9,890	$9,853
5/31/17	$9,960	$9,929
6/30/17	$9,950	$9,919
7/31/17	$10,000	$9,962
8/31/17	$10,070	$10,051
9/30/17	$10,030	$10,004
10/31/17	$10,050	$10,009
11/30/17	$10,040	$9,996
12/31/17	$10,080	$10,042
1/31/18	$9,980	$9,927
2/28/18	$9,890	$9,833
3/31/18	$9,930	$9,896
4/30/18	$9,850	$9,822
5/31/18	$9,890	$9,892
6/30/18	$9,870	$9,880
7/31/18	$9,890	$9,882
8/31/18	$9,930	$9,946
9/30/18	$9,890	$9,882
10/31/18	$9,800	$9,804
11/30/18	$9,840	$9,862
12/31/18	$9,950	$10,043
1/31/19	$10,100	$10,150
2/28/19	$10,110	$10,144
3/31/19	$10,280	$10,339
4/30/19	$10,290	$10,342
5/31/19	$10,430	$10,525
6/30/19	$10,580	$10,657
7/31/19	$10,620	$10,681
8/31/19	$10,790	$10,958
9/30/19	$10,740	$10,899
10/31/19	$10,770	$10,932
11/30/19	$10,770	$10,927
12/31/19	$10,780	$10,919
1/31/20	$10,980	$11,129
2/29/20	$11,120	$11,329
3/31/20	$10,600	$11,263
4/30/20	$10,850	$11,463
5/31/20	$11,020	$11,516
6/30/20	$11,160	$11,589
7/31/20	$11,430	$11,762
8/31/20	$11,400	$11,667
9/30/20	$11,370	$11,661
10/31/20	$11,340	$11,609
11/30/20	$11,510	$11,722
12/31/20	$11,580	$11,739
1/31/21	$11,540	$11,654
2/28/21	$11,400	$11,486
3/31/21	$11,300	$11,343
4/30/21	$11,400	$11,432
5/31/21	$11,450	$11,470
6/30/21	$11,550	$11,550
7/31/21	$11,650	$11,679
8/31/21	$11,650	$11,657
9/30/21	$11,560	$11,556
10/31/21	$11,560	$11,553
11/30/21	$11,580	$11,587
12/31/21	$11,580	$11,558
1/31/22	$11,340	$11,309
2/28/22	$11,200	$11,182
3/31/22	$10,890	$10,872
4/30/22	$10,500	$10,459
5/31/22	$10,500	$10,527
6/30/22	$10,240	$10,361
7/31/22	$10,490	$10,615
8/31/22	$10,230	$10,315
9/30/22	$9,760	$9,869
10/31/22	$9,630	$9,741
11/30/22	$9,970	$10,099
12/31/22	$9,930	$10,054
1/31/23	$10,250	$10,363
2/28/23	$10,010	$10,095
3/31/23	$10,220	$10,352
4/30/23	$10,260	$10,414
5/31/23	$10,150	$10,301
6/30/23	$10,140	$10,264
7/31/23	$10,150	$10,257
8/31/23	$10,090	$10,192
9/30/23	$9,830	$9,933
10/31/23	$9,670	$9,776
11/30/23	$10,120	$10,219
12/31/23	$10,500	$10,610
1/31/24	$10,490	$10,581
2/29/24	$10,380	$10,431
3/31/24	$10,470	$10,527
4/30/24	$10,240	$10,262
5/31/24	$10,400	$10,436
6/30/24	$10,500	$10,534
7/31/24	$10,740	$10,780
8/31/24	$10,910	$10,935
9/30/24	$11,050	$11,082
10/31/24	$10,800	$10,807
11/30/24	$10,920	$10,921
12/31/24	$10,750	$10,742
1/31/25	$10,820	$10,799
2/28/25	$11,040	$11,037
3/31/25	$11,020	$11,041
4/30/25	$11,010	$11,085
5/31/25	$10,960	$11,005
6/30/25	$11,150	$11,174
7/31/25	$11,130	$11,145
8/31/25	$11,260	$11,278
9/30/25	$11,390	$11,401
10/31/25	$11,460	$11,473
11/30/25	$11,530	$11,544
12/31/25	$11,510	$11,527

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Core Plus Fixed Income VIP Fund	7.07%	(0.12%)	1.52%
Bloomberg US Aggregate Bond Index	7.31%	(0.36%)	1.53%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Core Plus Fixed Income VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$140,075,815
Total # of Portfolio Holdings	431
Total Advisory Fees Paid	$490,228
Portfolio Turnover Rate	116%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	39.4
Agency Mortgage-Backed Securities	28.1
U.S. Government Securities	18.9
Asset-Backed Securities	14.2
Non-Agency Mortgage-Backed Securities	12.1
Senior Secured Loans	1.8
Foreign Government	0.3
Cash/Other Assets and Liabilities	(14.8)
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.750%, due 5/15/2055	3.8
U.S. Treasury Notes, 3.625%, due 8/31/2030	3.1
U.S. Treasury Bonds, 4.625%, due 11/15/2044	3.0
U.S. Treasury Bonds, 4.750%, due 2/15/2045	2.8
U.S. Treasury Notes, 3.625%, due 8/31/2027	2.4
U.S. Treasury Bonds, 4.500%, due 11/15/2054	2.3
U.S. Treasury Bonds, 4.000%, due 11/15/2042	1.5
Government National Mortgage Association, 5.500%, due 2/20/2056	1.4
Government National Mortgage Association, 5.500%, due 1/20/2055	1.4
Government National Mortgage Association, 6.000%, due 2/20/2056	1.4
Total	23.1

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Core Plus Fixed Income VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Diversified Research VIP Fund

This annual shareholder report contains important information about Guardian Diversified Research VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Diversified Research VIP Fund	$104	0.95%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 18.06% for the 12 months ended December 31, 2025, compared to the Standard & Poor’s 500® Index (the “Index”), which returned 17.89% for the same period.

  U.S. equities rose in 2025 amidst a macroeconomic environment shaped by resilient corporate earnings, falling interest rates and inflation, and surging optimism around artificial intelligence (“AI”).

  The top performing sector within the Index was the communication services sector, followed by the information technology (“IT”) and industrials sectors. The real estate sector was the weakest performer.

  The Fund’s outperformance relative to the Index was attributable to strong security selection in the materials, IT, utilities, health care, financials energy and real estate sectors. Sector allocation had a slight negative impact on the Fund’s performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Standard & Poor’s 500 Index.

Total Return Based on $10,000 Investment

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$37,260
$36,941
Guardian Diversified Research VIP Fund
Standard & Poor's 500 Index

	Guardian Diversified Research VIP Fund	Standard & Poor’s 500 Index
9/1/16	$10,000	$10,000
10/31/16	$10,040	$10,002
11/30/16	$9,860	$9,820
12/31/16	$10,200	$10,183
1/31/17	$10,700	$10,582
2/28/17	$11,050	$11,002
3/31/17	$11,110	$11,015
4/30/17	$11,260	$11,128
5/31/17	$11,430	$11,284
6/30/17	$11,410	$11,355
7/31/17	$11,680	$11,588
8/31/17	$11,740	$11,624
9/30/17	$11,980	$11,864
10/31/17	$12,290	$12,140
11/30/17	$12,570	$12,513
12/31/17	$12,650	$12,652
1/31/18	$13,410	$13,376
2/28/18	$12,930	$12,883
3/31/18	$12,620	$12,556
4/30/18	$12,530	$12,604
5/31/18	$12,820	$12,907
6/30/18	$12,910	$12,987
7/31/18	$13,380	$13,470
8/31/18	$13,670	$13,909
9/30/18	$13,780	$13,988
10/31/18	$12,760	$13,032
11/30/18	$12,940	$13,298
12/31/18	$11,840	$12,097
1/31/19	$12,830	$13,067
2/28/19	$13,240	$13,486
3/31/19	$13,480	$13,748
4/30/19	$14,210	$14,305
5/31/19	$13,280	$13,396
6/30/19	$14,230	$14,340
7/31/19	$14,480	$14,546
8/31/19	$14,200	$14,315
9/30/19	$14,420	$14,583
10/31/19	$14,790	$14,899
11/30/19	$15,330	$15,440
12/31/19	$15,850	$15,906
1/31/20	$15,790	$15,900
2/29/20	$14,560	$14,591
3/31/20	$12,760	$12,789
4/30/20	$14,320	$14,428
5/31/20	$15,130	$15,115
6/30/20	$15,530	$15,416
7/31/20	$16,400	$16,285
8/31/20	$17,620	$17,456
9/30/20	$16,940	$16,793
10/31/20	$16,480	$16,346
11/30/20	$18,330	$18,135
12/31/20	$19,050	$18,833
1/31/21	$18,800	$18,642
2/28/21	$19,380	$19,157
3/31/21	$20,060	$19,995
4/30/21	$21,130	$21,063
5/31/21	$21,200	$21,210
6/30/21	$21,710	$21,705
7/31/21	$22,240	$22,220
8/31/21	$22,970	$22,896
9/30/21	$21,830	$21,831
10/31/21	$23,480	$23,361
11/30/21	$23,030	$23,199
12/31/21	$23,630	$24,239
1/31/22	$22,470	$22,984
2/28/22	$21,700	$22,296
3/31/22	$22,300	$23,124
4/30/22	$20,470	$21,107
5/31/22	$20,590	$21,146
6/30/22	$18,910	$19,401
7/31/22	$20,690	$21,190
8/31/22	$19,830	$20,325
9/30/22	$17,930	$18,453
10/31/22	$19,500	$19,947
11/30/22	$20,650	$21,062
12/31/22	$19,440	$19,849
1/31/23	$20,640	$21,096
2/28/23	$20,190	$20,581
3/31/23	$20,860	$21,337
4/30/23	$21,260	$21,670
5/31/23	$21,510	$21,764
6/30/23	$22,920	$23,202
7/31/23	$23,620	$23,947
8/31/23	$23,310	$23,566
9/30/23	$22,320	$22,443
10/31/23	$21,930	$21,971
11/30/23	$23,960	$23,977
12/31/23	$25,070	$25,066
1/31/24	$25,650	$25,488
2/29/24	$27,150	$26,849
3/31/24	$28,150	$27,712
4/30/24	$26,990	$26,581
5/31/24	$28,440	$27,899
6/30/24	$29,460	$28,900
7/31/24	$29,670	$29,251
8/31/24	$30,230	$29,961
9/30/24	$31,070	$30,601
10/31/24	$30,770	$30,323
11/30/24	$32,450	$32,103
12/31/24	$31,560	$31,338
1/31/25	$32,480	$32,211
2/28/25	$31,820	$31,790
3/31/25	$29,770	$29,999
4/30/25	$29,470	$29,796
5/31/25	$31,480	$31,671
6/30/25	$33,270	$33,282
7/31/25	$34,030	$34,029
8/31/25	$34,650	$34,719
9/30/25	$36,130	$35,986
10/31/25	$37,120	$36,828
11/30/25	$37,390	$36,919
12/31/25	$37,260	$36,941

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Diversified Research VIP Fund	18.06%	14.36%	15.13%
Standard & Poor’s 500 Index	17.89%	14.43%	15.03%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Diversified Research VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$98,945,417
Total # of Portfolio Holdings	138
Total Advisory Fees Paid	$540,119
Portfolio Turnover Rate	75%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Sector Allocation

(% of Total Net Assets)

Information Technology	32.5
Financials	14.0
Communication Services	11.2
Health Care	10.6
Consumer Discretionary	9.1
Industrials	7.0
Consumer Staples	4.7
Energy	3.4
Materials	2.3
Utilities	2.3
Real Estate	2.0
Cash/Other Assets and Liabilities	0.9
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	6.5
NVIDIA Corp.	6.5
Alphabet, Inc., Class A	5.4
Apple, Inc.	5.1
Amazon.com, Inc.	4.5
Broadcom, Inc.	3.5
Meta Platforms, Inc., Class A	2.7
Tesla, Inc.	2.2
Cisco Systems, Inc.	2.0
Lam Research Corp.	1.9
Total	40.3

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Diversified Research VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Global Utilities VIP Fund

This annual shareholder report contains important information about Guardian Global Utilities VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Global Utilities VIP Fund	$124	1.09%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 26.93% for the 12 months ended December 31, 2025, compared to the 23.49% return of the MSCI® ACWI® Utilities Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the MSCI® EAFE® Index, returned 31.25% for the same period.

  Global equities rose in 2025 amidst a macroeconomic environment shaped by resilient corporate earnings, falling interest rates and inflation, and surging optimism around artificial intelligence (“AI”) companies.

  The Fund’s outperformance relative to the Index was driven by strong security selection. Strong security selection in the multi-utilities and water utilities industries was partially offset by weaker selection in electric utilities and gas utilities.

  Sector allocation, a product of the Fund’s bottom-up stock selection process, also contributed to relative results. The Fund’s underweight allocation to independent power producers and energy traders contributed positively but was partially offset by an underweight to electric utilities.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of MSCI EAFE Index and MSCI ACWI Utilities Index.

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
$18,620
$17,486
$15,438
10/21/19
12/20
12/21
12/22
12/23
12/24
12/25
Guardian Global Utilities VIP Fund
MSCI EAFE Index
MSCI ACWI Utilities Index

	Guardian Global Utilities VIP Fund	MSCI EAFE Index	MSCI ACWI Utilities Index
10/21/19	$10,000	$10,000	$10,000
11/30/19	$9,990	$10,130	$10,044
12/31/19	$9,810	$10,244	$9,826
1/31/20	$10,620	$10,356	$10,710
2/29/20	$9,880	$9,420	$9,863
3/31/20	$8,520	$8,163	$8,688
4/30/20	$8,730	$8,690	$9,013
5/31/20	$9,030	$9,069	$9,368
6/30/20	$9,070	$9,377	$9,260
7/31/20	$9,730	$9,596	$9,879
8/31/20	$9,520	$10,089	$9,707
9/30/20	$9,400	$9,827	$9,626
10/31/20	$9,680	$9,435	$9,791
11/30/20	$10,250	$10,897	$10,365
12/31/20	$10,700	$11,404	$10,610
1/31/21	$10,990	$11,283	$10,475
2/28/21	$10,560	$11,536	$9,937
3/31/21	$11,230	$11,801	$10,672
4/30/21	$11,650	$12,156	$10,969
5/31/21	$11,620	$12,552	$10,938
6/30/21	$11,550	$12,411	$10,624
7/31/21	$11,860	$12,505	$10,901
8/31/21	$12,210	$12,725	$11,309
9/30/21	$11,590	$12,356	$10,598
10/31/21	$12,010	$12,660	$11,060
11/30/21	$11,530	$12,071	$10,798
12/31/21	$12,450	$12,689	$11,676
1/31/22	$12,030	$12,075	$11,329
2/28/22	$12,010	$11,862	$11,263
3/31/22	$12,730	$11,938	$11,812
4/30/22	$12,130	$11,166	$11,450
5/31/22	$12,800	$11,250	$11,753
6/30/22	$11,790	$10,206	$10,967
7/31/22	$12,350	$10,714	$11,518
8/31/22	$12,300	$10,205	$11,397
9/30/22	$10,980	$9,251	$10,093
10/31/22	$11,360	$9,748	$10,324
11/30/22	$12,460	$10,846	$11,131
12/31/22	$12,330	$10,855	$11,132
1/31/23	$12,460	$11,734	$11,114
2/28/23	$11,830	$11,489	$10,531
3/31/23	$12,280	$11,774	$11,056
4/30/23	$12,620	$12,106	$11,379
5/31/23	$11,930	$11,594	$10,752
6/30/23	$12,310	$12,121	$11,048
7/31/23	$12,490	$12,514	$11,262
8/31/23	$11,850	$12,034	$10,622
9/30/23	$11,280	$11,623	$10,095
10/31/23	$11,250	$11,152	$10,111
11/30/23	$12,020	$12,187	$10,797
12/31/23	$12,460	$12,835	$11,182
1/31/24	$11,960	$12,908	$10,857
2/29/24	$12,090	$13,145	$10,803
3/31/24	$12,800	$13,577	$11,348
4/30/24	$12,950	$13,229	$11,468
5/31/24	$14,070	$13,742	$12,275
6/30/24	$13,290	$13,520	$11,754
7/31/24	$14,170	$13,917	$12,483
8/31/24	$14,850	$14,369	$13,001
9/30/24	$15,540	$14,502	$13,702
10/31/24	$15,180	$13,713	$13,231
11/30/24	$15,760	$13,635	$13,356
12/31/24	$14,670	$13,325	$12,504
1/31/25	$14,860	$14,025	$12,750
2/28/25	$15,130	$14,297	$12,940
3/31/25	$15,630	$14,240	$13,322
4/30/25	$16,320	$14,892	$13,814
5/31/25	$16,730	$15,573	$14,160
6/30/25	$17,050	$15,917	$14,399
7/31/25	$17,300	$15,693	$14,659
8/31/25	$17,440	$16,362	$14,606
9/30/25	$18,070	$16,675	$15,101
10/31/25	$18,550	$16,872	$15,558
11/30/25	$19,210	$16,976	$15,876
12/31/25	$18,620	$17,486	$15,438

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian Global Utilities VIP Fund	26.93%	11.72%	10.55%
MSCI EAFE Index	31.25%	8.93%	9.44%
MSCI ACWI Utilities Index	23.49%	7.79%	7.26%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Global Utilities VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$42,247,966
Total # of Portfolio Holdings	28
Total Advisory Fees Paid	$239,772
Portfolio Turnover Rate	28%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Geographic Region/Country Allocation

(% of Total Net Assets)

North America	58.8
Europe	18.8
United Kingdom	10.1
Asia-Pacific	7.6
South America	3.8
Cash/Other Assets and Liabilities	0.9
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

NextEra Energy, Inc.	6.8
Sempra	6.1
American Electric Power Co., Inc.	6.1
E.ON SE	5.8
Engie SA	5.8
SSE PLC	5.4
Enel SpA	5.1
National Grid PLC	4.6
Dominion Energy, Inc.	4.6
Atmos Energy Corp.	4.4
Total	54.7

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Global Utilities VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Growth & Income VIP Fund

This annual shareholder report contains important information about Guardian Growth & Income VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Growth & Income VIP Fund	$102	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 10.13% for the 12 months ended December 31, 2025, compared to the 15.92% return of the Russell 1000® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 17.38% for the same period.

  During the reporting period, equity market volatility was higher than historical norms, especially for non-artificial intelligence (“AI”) companies. Much of this was due to changes in market structure, but also partly due to a softening macro backdrop, particularly in consumer-facing stocks.

  Security and sector selection weighed on the Fund’s performance relative to the Index. Security selection within the technology sector detracted from the Fund’s performance, while security selection within the health care sector contributed positively. The Fund’s underweight in the communication services sector detracted from the Fund’s performance, while an underweight to the real estate sector contributed to its performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 1000 Index and Russell 1000 Value Index.

Total Return Based on $10,000 Investment

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$36,186
$24,780
$24,716
Guardian Growth & Income VIP Fund
Russell 1000 Index
Russell 1000 Value Index

	Guardian Growth & Income VIP Fund	Russell 1000 Index	Russell 1000 Value Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$9,990	$10,006	$9,990
11/30/16	$9,820	$9,811	$9,836
12/31/16	$10,500	$10,197	$10,397
1/31/17	$10,750	$10,598	$10,733
2/28/17	$11,120	$11,008	$11,119
3/31/17	$11,030	$11,015	$11,006
4/30/17	$11,080	$11,131	$10,985
5/31/17	$11,100	$11,274	$10,974
6/30/17	$11,280	$11,352	$11,154
7/31/17	$11,520	$11,577	$11,302
8/31/17	$11,520	$11,613	$11,170
9/30/17	$11,910	$11,861	$11,501
10/31/17	$12,160	$12,133	$11,585
11/30/17	$12,640	$12,503	$11,939
12/31/17	$12,850	$12,642	$12,114
1/31/18	$13,500	$13,336	$12,582
2/28/18	$12,890	$12,846	$11,981
3/31/18	$12,620	$12,555	$11,770
4/30/18	$12,590	$12,597	$11,809
5/31/18	$12,590	$12,919	$11,879
6/30/18	$12,630	$13,003	$11,909
7/31/18	$13,290	$13,451	$12,380
8/31/18	$13,540	$13,915	$12,563
9/30/18	$13,660	$13,968	$12,588
10/31/18	$12,920	$12,979	$11,936
11/30/18	$13,100	$13,243	$12,292
12/31/18	$11,810	$12,037	$11,112
1/31/19	$12,730	$13,046	$11,977
2/28/19	$13,060	$13,488	$12,360
3/31/19	$13,030	$13,723	$12,438
4/30/19	$13,480	$14,277	$12,879
5/31/19	$12,640	$13,367	$12,051
6/30/19	$13,460	$14,305	$12,916
7/31/19	$13,580	$14,527	$13,024
8/31/19	$13,120	$14,261	$12,641
9/30/19	$13,640	$14,509	$13,092
10/31/19	$14,000	$14,816	$13,275
11/30/19	$14,430	$15,376	$13,685
12/31/19	$14,640	$15,820	$14,061
1/31/20	$14,100	$15,837	$13,759
2/29/20	$12,810	$14,543	$12,426
3/31/20	$10,610	$12,621	$10,303
4/30/20	$12,020	$14,289	$11,461
5/31/20	$12,400	$15,043	$11,854
6/30/20	$12,230	$15,375	$11,775
7/31/20	$12,610	$16,276	$12,241
8/31/20	$13,040	$17,470	$12,747
9/30/20	$12,660	$16,832	$12,434
10/31/20	$12,420	$16,426	$12,270
11/30/20	$14,390	$18,360	$13,921
12/31/20	$14,950	$19,136	$14,455
1/31/21	$14,890	$18,979	$14,322
2/28/21	$15,720	$19,529	$15,188
3/31/21	$16,840	$20,268	$16,081
4/30/21	$17,550	$21,359	$16,724
5/31/21	$18,100	$21,460	$17,115
6/30/21	$17,980	$21,998	$16,919
7/31/21	$18,360	$22,455	$17,054
8/31/21	$18,580	$23,105	$17,392
9/30/21	$17,890	$22,044	$16,787
10/31/21	$18,730	$23,573	$17,639
11/30/21	$18,020	$23,257	$17,018
12/31/21	$19,170	$24,199	$18,091
1/31/22	$18,770	$22,835	$17,670
2/28/22	$18,690	$22,208	$17,465
3/31/22	$18,970	$22,957	$17,958
4/30/22	$18,000	$20,911	$16,945
5/31/22	$18,370	$20,879	$17,274
6/30/22	$16,740	$19,131	$15,765
7/31/22	$17,740	$20,912	$16,811
8/31/22	$17,210	$20,109	$16,310
9/30/22	$15,930	$18,249	$14,879
10/31/22	$17,890	$19,712	$16,405
11/30/22	$18,970	$20,779	$17,430
12/31/22	$18,170	$19,570	$16,728
1/31/23	$19,060	$20,883	$17,594
2/28/23	$18,430	$20,386	$16,974
3/31/23	$18,120	$21,031	$16,896
4/30/23	$18,330	$21,291	$17,150
5/31/23	$17,640	$21,390	$16,489
6/30/23	$18,740	$22,835	$17,584
7/31/23	$19,550	$23,620	$18,203
8/31/23	$19,210	$23,207	$17,711
9/30/23	$18,690	$22,116	$17,028
10/31/23	$18,040	$21,582	$16,427
11/30/23	$19,150	$23,597	$17,666
12/31/23	$20,270	$24,762	$18,645
1/31/24	$20,540	$25,108	$18,664
2/29/24	$21,230	$26,464	$19,353
3/31/24	$22,190	$27,312	$20,320
4/30/24	$21,120	$26,150	$19,452
5/31/24	$21,860	$27,381	$20,069
6/30/24	$21,780	$28,287	$19,880
7/31/24	$22,690	$28,699	$20,897
8/31/24	$23,200	$29,379	$21,457
9/30/24	$23,060	$30,007	$21,755
10/31/24	$22,840	$29,798	$21,516
11/30/24	$24,090	$31,716	$22,890
12/31/24	$22,500	$30,832	$21,324
1/31/25	$23,510	$31,813	$22,311
2/28/25	$23,700	$31,257	$22,402
3/31/25	$22,830	$29,448	$21,779
4/30/25	$21,960	$29,273	$21,116
5/31/25	$22,590	$31,141	$21,857
6/30/25	$23,430	$32,718	$22,604
7/31/25	$23,220	$33,445	$22,734
8/31/25	$23,940	$34,149	$23,459
9/30/25	$24,160	$35,333	$23,809
10/31/25	$23,960	$36,096	$23,914
11/30/25	$24,590	$36,184	$24,549
12/31/25	$24,780	$36,186	$24,716

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Growth & Income VIP Fund	10.13%	10.63%	10.21%
Russell 1000 Index	17.38%	13.59%	14.78%
Russell 1000 Value Index	15.92%	11.33%	10.18%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Growth & Income VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$96,602,092
Total # of Portfolio Holdings	76
Total Advisory Fees Paid	$538,257
Portfolio Turnover Rate	59%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Sector Allocation

(% of Total Net Assets)

Health Care	20.5
Financials	20.0
Industrials	16.8
Consumer Discretionary	9.7
Information Technology	8.7
Communication Services	7.1
Consumer Staples	6.7
Energy	6.2
Real Estate	1.8
Materials	1.7
Cash/Other Assets and Liabilities	0.8
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Johnson & Johnson	4.9
JPMorgan Chase & Co.	4.9
Berkshire Hathaway, Inc., Class B	4.0
RTX Corp.	3.8
Alphabet, Inc., Class C	2.7
Citigroup, Inc.	2.6
Walmart, Inc.	2.6
Philip Morris International, Inc.	2.5
Cisco Systems, Inc.	2.5
Regeneron Pharmaceuticals, Inc.	2.3
Total	32.8

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Growth & Income VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian All Cap Core VIP Fund

This annual shareholder report contains important information about Guardian All Cap Core VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian All Cap Core VIP Fund	$88	0.83%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 12.25% for the 12 months ended December 31, 2025, compared to the Russell 3000® Index (the “Index”), which returned 17.16% for the same period.

  Market leadership in 2025 looked very similar to 2024 and 2023, with the information technology (“IT”) and communication services sectors leading the way as the artificial intelligence (“AI”) industry dominated market returns.

  For most of 2025, market performance was narrow, with mega-cap stocks providing the strongest performance, along with some broadening of performance across a wider range of stocks in the fourth quarter of 2025. While growth stocks led in 2025 —particularly cyclical growth stocks — value stocks outperformed in the fourth quarter of the year. However, quality lagged behind most other investment factors.

  During 2025, the largest detractors to the Fund’s performance relative to the Index included stock selection in the technology, communication services and industrial sectors. In contrast, the largest contributor to the Fund’s relative performance included stock selection in the health care sector.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 3000 Index.

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
10/25/21
12/22
12/23
12/24
12/25
$15,195
$14,020
Guardian All Cap Core VIP Fund
Russell 3000 Index

	Guardian All Cap Core VIP Fund	Russell 3000 Index
10/25/21	$10,000	$10,000
11/30/21	$10,050	$10,058
12/31/21	$9,850	$9,905
1/31/22	$9,660	$9,689
2/28/22	$9,460	$9,445
3/31/22	$9,660	$9,752
4/30/22	$8,890	$8,876
5/31/22	$8,950	$8,864
6/30/22	$8,280	$8,123
7/31/22	$9,000	$8,885
8/31/22	$8,620	$8,553
9/30/22	$7,890	$7,760
10/31/22	$8,540	$8,397
11/30/22	$8,930	$8,835
12/31/22	$8,460	$8,318
1/31/23	$9,010	$8,890
2/28/23	$8,720	$8,683
3/31/23	$8,940	$8,915
4/30/23	$9,100	$9,010
5/31/23	$9,060	$9,045
6/30/23	$9,650	$9,662
7/31/23	$9,910	$10,009
8/31/23	$9,730	$9,816
9/30/23	$9,280	$9,348
10/31/23	$9,080	$9,100
11/30/23	$9,910	$9,949
12/31/23	$10,400	$10,477
1/31/24	$10,520	$10,593
2/29/24	$11,120	$11,166
3/31/24	$11,480	$11,526
4/30/24	$10,930	$11,019
5/31/24	$11,390	$11,540
6/30/24	$11,670	$11,897
7/31/24	$11,840	$12,118
8/31/24	$12,060	$12,382
9/30/24	$12,230	$12,638
10/31/24	$12,190	$12,545
11/30/24	$12,950	$13,380
12/31/24	$12,490	$12,971
1/31/25	$13,040	$13,380
2/28/25	$12,660	$13,124
3/31/25	$11,930	$12,358
4/30/25	$11,810	$12,275
5/31/25	$12,540	$13,054
6/30/25	$13,090	$13,717
7/31/25	$13,350	$14,019
8/31/25	$13,570	$14,343
9/30/25	$13,840	$14,838
10/31/25	$13,990	$15,156
11/30/25	$14,050	$15,198
12/31/25	$14,020	$15,195

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	Since Inception 10/25/21
Guardian All Cap Core VIP Fund	12.25%	8.41%
Russell 3000 Index	17.16%	10.52%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian All Cap Core VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$221,817,573
Total # of Portfolio Holdings	173
Total Advisory Fees Paid	$940,428
Portfolio Turnover Rate	69%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Sector Allocation

(% of Total Net Assets)

Information Technology	32.1
Financials	13.7
Industrials	11.6
Consumer Discretionary	10.4
Health Care	10.0
Communication Services	9.6
Consumer Staples	3.6
Energy	2.9
Utilities	2.3
Materials	1.7
Real Estate	1.7
Cash/Other Assets and Liabilities	0.4
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	7.6
Microsoft Corp.	6.1
Apple, Inc.	5.2
Amazon.com, Inc.	4.6
Alphabet, Inc., Class A	4.5
Broadcom, Inc.	2.9
Meta Platforms, Inc., Class A	2.6
JPMorgan Chase & Co.	2.2
Johnson & Johnson	1.9
Mastercard, Inc., Class A	1.5
Total	39.1

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian All Cap Core VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Balanced Allocation VIP Fund

This annual shareholder report contains important information about Guardian Balanced Allocation VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Balanced Allocation VIP Fund	$97	0.91%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 12.92% for the 12 months ended December 31, 2025, compared to the 14.24% return of the blended index (the “Index”), an index with similar investment characteristics as the Fund, which consists of the Standard & Poor’s 500® Index and the Bloomberg US Aggregate Bond Index, weighted 65%/35%, respectively, for the same period.

  The Standard & Poor’s 500® Index returned 17.89% for the same period, and the Bloomberg US Aggregate Bond Index returned 7.31% for the same period.

  In the Fund’s equity allocation, weak security selection in the consumer discretionary and consumer staples sectors was partially offset by strong security selection in the information technology and communication services sectors.

  In the Fund’s fixed income allocation, security selection within asset-backed securities was the primary driver of the Fund’s relative underperformance compared to the Index. Within investment grade credit, security selection in the financials and industrials sectors contributed positively to the Fund’s performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Standard & Poor’s 500 Index, Standard & Poor’s 500 (65%)/Bloomberg US Aggregate Bond Index (35%) and Bloomberg US Aggregate Bond Index.

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
5/2/22
12/22
12/23
12/24
12/25
$17,403
$14,956
$14,330
$11,086
Guardian Balanced Allocation VIP Fund
Standard & Poor's 500 Index
Standard & Poor's 500 (65%)/Bloomberg US Aggregate Bond Index (35%)
Bloomberg US Aggregate Bond Index

	Guardian Balanced Allocation VIP Fund	Standard & Poor’s 500 Index	Standard & Poor’s 500 (65%)/Bloomberg US Aggregate Bond Index (35%)	Bloomberg US Aggregate Bond Index
5/2/22	$10,000	$10,000	$10,000	$10,000
5/31/22	$10,020	$9,962	$10,018	$10,125
6/30/22	$9,420	$9,139	$9,426	$9,966
7/31/22	$10,020	$9,982	$10,071	$10,209
8/31/22	$9,700	$9,575	$9,705	$9,921
9/30/22	$8,990	$8,693	$8,977	$9,492
10/31/22	$9,350	$9,397	$9,409	$9,369
11/30/22	$9,810	$9,922	$9,872	$9,714
12/31/22	$9,460	$9,351	$9,486	$9,670
1/31/23	$9,980	$9,938	$9,976	$9,967
2/28/23	$9,720	$9,696	$9,727	$9,710
3/31/23	$10,010	$10,052	$10,046	$9,956
4/30/23	$10,140	$10,208	$10,169	$10,017
5/31/23	$10,090	$10,253	$10,159	$9,908
6/30/23	$10,430	$10,930	$10,583	$9,872
7/31/23	$10,630	$11,281	$10,801	$9,865
8/31/23	$10,490	$11,102	$10,665	$9,802
9/30/23	$10,090	$10,572	$10,240	$9,553
10/31/23	$9,890	$10,350	$10,043	$9,403
11/30/23	$10,680	$11,295	$10,799	$9,828
12/31/23	$11,150	$11,809	$11,262	$10,205
1/31/24	$11,270	$12,007	$11,375	$10,177
2/29/24	$11,640	$12,648	$11,713	$10,033
3/31/24	$11,920	$13,055	$11,996	$10,125
4/30/24	$11,520	$12,522	$11,571	$9,870
5/31/24	$11,910	$13,143	$12,013	$10,037
6/30/24	$12,140	$13,614	$12,333	$10,132
7/31/24	$12,220	$13,780	$12,531	$10,369
8/31/24	$12,480	$14,114	$12,792	$10,518
9/30/24	$12,620	$14,416	$13,030	$10,658
10/31/24	$12,450	$14,285	$12,840	$10,394
11/30/24	$12,990	$15,124	$13,377	$10,504
12/31/24	$12,690	$14,763	$13,093	$10,332
1/31/25	$12,940	$15,174	$13,355	$10,387
2/28/25	$12,830	$14,976	$13,344	$10,615
3/31/25	$12,330	$14,132	$12,857	$10,619
4/30/25	$12,380	$14,036	$12,818	$10,661
5/31/25	$12,800	$14,920	$13,310	$10,585
6/30/25	$13,370	$15,679	$13,822	$10,748
7/31/25	$13,650	$16,031	$14,011	$10,719
8/31/25	$13,750	$16,356	$14,254	$10,847
9/30/25	$13,960	$16,953	$14,647	$10,966
10/31/25	$14,300	$17,349	$14,902	$11,034
11/30/25	$14,310	$17,392	$14,958	$11,103
12/31/25	$14,330	$17,403	$14,956	$11,086

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	Since Inception 5/2/22
Guardian Balanced Allocation VIP Fund	12.92%	10.31%
Standard & Poor’s 500 Index	17.89%	16.31%
Standard & Poor’s 500 (65%)/Bloomberg US Aggregate Bond Index (35%)	14.24%	11.61%
Bloomberg US Aggregate Bond Index	7.31%	2.85%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Balanced Allocation VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$203,541,353
Total # of Portfolio Holdings	405
Total Advisory Fees Paid	$1,005,464
Portfolio Turnover Rate	137%

What were the Fund’s portfolio holdings? (as of December 31, 2025)

Portfolio Composition

(% of Total Net Assets)

Value	Value
Equities	63.8
Fixed Income	34.7
Cash/Other Assets and Liabilities	1.5

Equity Sector Allocation

(% of Total Net Assets)

Information Technology	22.4
Consumer Discretionary	9.6
Financials	8.2
Communication Services	6.9
Health Care	6.7
Industrials	3.8
Energy	2.0
Utilities	1.8
Materials	1.5
Real Estate	0.9

Bond Sector Allocation

(% of Total Net Assets)

U.S. Government Securities	15.2
Agency Mortgage-Backed Securities	9.1
Corporate Bonds & Notes	8.2
Asset-Backed Securities	1.1
Non-Agency Mortgage-Backed Securities	1.0
Exchange-Traded Funds	0.6
Municipals	0.5
Foreign Government	0.3
U.S. Treasury Bills	0.0
Agency Mortgage-Backed Securities TBA Sale Commitments	(1.3)
Cash/Other Assets and Liabilities	1.5
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	6.0
Alphabet, Inc., Class A	4.8
Microsoft Corp.	4.6
Amazon.com, Inc.	3.2
Apple, Inc.	2.6
Wells Fargo & Co.	2.5
Broadcom, Inc.	2.2
Mastercard, Inc., Class A	1.9
Sempra	1.8
KKR & Co., Inc.	1.7
Total	31.3

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Balanced Allocation VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Equity Income VIP Fund

This annual shareholder report contains important information about Guardian Equity Income VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Equity Income VIP Fund	$60	0.56%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 14.76% for the 12 months ended December 31, 2025, compared to the 15.92% return of the Russell 1000® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 17.38% for the same period.

  The U.S. stock market delivered another strong year, driven by resilient corporate earnings, easing interest rates, and surging optimism around artificial intelligence (“AI”) stocks.

  Sector allocation, a result of the Fund’s bottom-up stock selection process, drove the Fund’s underperformance relative to the Index. The Fund’s underweight allocation in the communication services sector was partially offset by an overweight in the health care sector.

  Security selection aided relative results for the Fund. Strong security selection in the health care, materials, and financials sectors was partially offset by weak security selection in the communication services, information technology, and industrials sectors.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 1000 Index and Russell 1000 Value Index.

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
5/2/22
12/22
12/23
12/24
12/25
$17,196
$14,586
$13,920
Guardian Equity Income VIP Fund
Russell 1000 Index
Russell 1000 Value Index

	Guardian Equity Income VIP Fund	Russell 1000 Index	Russell 1000 Value Index
5/2/22	$10,000	$10,000	$10,000
5/31/22	$10,340	$9,922	$10,194
6/30/22	$9,570	$9,091	$9,304
7/31/22	$10,090	$9,938	$9,921
8/31/22	$9,820	$9,556	$9,625
9/30/22	$9,080	$8,672	$8,781
10/31/22	$9,990	$9,367	$9,681
11/30/22	$10,660	$9,874	$10,286
12/31/22	$10,260	$9,300	$9,872
1/31/23	$10,610	$9,923	$10,383
2/28/23	$10,200	$9,687	$10,017
3/31/23	$10,100	$9,994	$9,971
4/30/23	$10,280	$10,118	$10,121
5/31/23	$9,880	$10,165	$9,731
6/30/23	$10,470	$10,851	$10,377
7/31/23	$10,870	$11,224	$10,742
8/31/23	$10,580	$11,028	$10,452
9/30/23	$10,180	$10,510	$10,049
10/31/23	$9,890	$10,256	$9,694
11/30/23	$10,490	$11,213	$10,426
12/31/23	$11,020	$11,767	$11,003
1/31/24	$10,770	$11,931	$11,015
2/29/24	$11,010	$12,575	$11,421
3/31/24	$11,540	$12,979	$11,992
4/30/24	$11,190	$12,426	$11,480
5/31/24	$11,580	$13,011	$11,844
6/30/24	$11,450	$13,442	$11,732
7/31/24	$12,010	$13,638	$12,332
8/31/24	$12,320	$13,961	$12,663
9/30/24	$12,490	$14,260	$12,839
10/31/24	$12,370	$14,160	$12,697
11/30/24	$12,880	$15,071	$13,508
12/31/24	$12,130	$14,651	$12,584
1/31/25	$12,630	$15,118	$13,167
2/28/25	$12,760	$14,853	$13,220
3/31/25	$12,630	$13,994	$12,853
4/30/25	$12,200	$13,910	$12,461
5/31/25	$12,510	$14,798	$12,899
6/30/25	$12,890	$15,548	$13,340
7/31/25	$12,880	$15,893	$13,416
8/31/25	$13,390	$16,228	$13,844
9/30/25	$13,440	$16,790	$14,051
10/31/25	$13,350	$17,153	$14,113
11/30/25	$13,810	$17,194	$14,488
12/31/25	$13,920	$17,196	$14,586

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	Since Inception 5/2/22
Guardian Equity Income VIP Fund	14.76%	9.44%
Russell 1000 Index	17.38%	15.94%
Russell 1000 Value Index	15.92%	10.85%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Equity Income VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$899,307,418
Total # of Portfolio Holdings	79
Total Advisory Fees Paid	$3,084,233
Portfolio Turnover Rate	152%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Sector Allocation

(% of Total Net Assets)

Financials	18.7
Health Care	16.6
Industrials	11.3
Consumer Staples	9.4
Information Technology	9.2
Utilities	8.9
Real Estate	6.5
Energy	6.2
Materials	5.4
Consumer Discretionary	5.3
Communication Services	2.1
Cash/Other Assets and Liabilities	0.4
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Merck & Co., Inc.	2.6
Bank of America Corp.	2.5
UnitedHealth Group, Inc.	2.0
Johnson & Johnson	2.0
Morgan Stanley	1.9
Unilever PLC, ADR	1.8
Cisco Systems, Inc.	1.8
T-Mobile U.S., Inc.	1.7
Keurig Dr. Pepper, Inc.	1.7
PACCAR, Inc.	1.7
Total	19.7

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Equity Income VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Select Mid Cap Core VIP Fund

This annual shareholder report contains important information about Guardian Select Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Select Mid Cap Core VIP Fund	$101	0.96%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 10.34% for the 12 months ended December 31, 2025, compared to the 7.51% return of the Standard & Poor’s MidCap 400® Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 17.16% for the same period.

  The macroeconomic backdrop presented a headwind for the Fund, as uncertainty pertaining to the U.S. Federal Reserve’s interest rate determinations and U.S. tariff policy was a drag on sentiment across U.S. equity markets at times during the period.

  Security selection was the primary contributor to the Fund’s performance relative to the Index, with stock picking in the information technology sector coming in as the largest contributor for the period. The financials and consumer discretionary sectors were also among the top performing sectors for the Fund.

  The Fund strategically favored investments in high-quality businesses capable of delivering growth through strong market positions, idiosyncratic drivers or cyclical recovery.

  The Fund’s holdings in the industrials sector detracted from its relative performance, with security selection within the sector as the primary factor. Security selection in the materials and energy sectors also detracted from the Fund’s performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 3000 Index and Standard & Poor's MidCap 400 Index.

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
10/25/21
12/22
12/23
12/24
12/25
$15,195
$12,578
$12,480
Guardian Select Mid Cap Core VIP Fund
Russell 3000 Index
Standard & Poor's MidCap 400 Index

	Guardian Select Mid Cap Core VIP Fund	Russell 3000 Index	Standard & Poor's MidCap 400 Index
10/25/21	$10,000	$10,000	$10,000
11/30/21	$9,880	$10,058	$9,947
12/31/21	$9,490	$9,905	$9,654
1/31/22	$9,280	$9,689	$9,413
2/28/22	$9,450	$9,445	$9,518
3/31/22	$9,770	$9,752	$9,650
4/30/22	$9,170	$8,876	$8,964
5/31/22	$9,190	$8,864	$9,031
6/30/22	$8,220	$8,123	$8,162
7/31/22	$9,040	$8,885	$9,048
8/31/22	$8,580	$8,553	$8,767
9/30/22	$7,790	$7,760	$7,961
10/31/22	$8,550	$8,397	$8,799
11/30/22	$9,050	$8,835	$9,337
12/31/22	$8,650	$8,318	$8,820
1/31/23	$9,540	$8,890	$9,634
2/28/23	$9,330	$8,683	$9,459
3/31/23	$9,070	$8,915	$9,155
4/30/23	$9,010	$9,010	$9,084
5/31/23	$8,690	$9,045	$8,794
6/30/23	$9,430	$9,662	$9,600
7/31/23	$9,840	$10,009	$9,996
8/31/23	$9,470	$9,816	$9,707
9/30/23	$8,960	$9,348	$9,196
10/31/23	$8,520	$9,100	$8,705
11/30/23	$9,210	$9,949	$9,446
12/31/23	$10,060	$10,477	$10,269
1/31/24	$9,870	$10,593	$10,094
2/29/24	$10,480	$11,166	$10,693
3/31/24	$10,960	$11,526	$11,292
4/30/24	$10,290	$11,019	$10,612
5/31/24	$10,760	$11,540	$11,078
6/30/24	$10,510	$11,897	$10,903
7/31/24	$11,150	$12,118	$11,536
8/31/24	$11,120	$12,382	$11,527
9/30/24	$11,310	$12,638	$11,660
10/31/24	$11,150	$12,545	$11,577
11/30/24	$12,190	$13,380	$12,597
12/31/24	$11,310	$12,971	$11,700
1/31/25	$11,920	$13,380	$12,150
2/28/25	$11,450	$13,124	$11,622
3/31/25	$10,790	$12,358	$10,986
4/30/25	$10,580	$12,275	$10,739
5/31/25	$11,180	$13,054	$11,318
6/30/25	$11,660	$13,717	$11,723
7/31/25	$11,770	$14,019	$11,913
8/31/25	$12,030	$14,343	$12,318
9/30/25	$12,080	$14,838	$12,374
10/31/25	$12,140	$15,156	$12,316
11/30/25	$12,480	$15,198	$12,568
12/31/25	$12,480	$15,195	$12,578

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	Since Inception 10/25/21
Guardian Select Mid Cap Core VIP Fund	10.34%	5.43%
Russell 3000 Index	17.16%	10.52%
Standard & Poor's MidCap 400 Index	7.51%	5.63%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Select Mid Cap Core VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$170,435,184
Total # of Portfolio Holdings	206
Total Advisory Fees Paid	$937,228
Portfolio Turnover Rate	60%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Sector Allocation

(% of Total Net Assets)

Industrials	23.8
Financials	16.6
Information Technology	14.2
Consumer Discretionary	11.4
Health Care	8.9
Real Estate	6.5
Materials	4.5
Consumer Staples	4.3
Energy	4.1
Utilities	3.4
Communication Services	1.5
Cash/Other Assets and Liabilities	0.8
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Coherent Corp.	2.1
XPO, Inc.	1.5
Ciena Corp.	1.4
WESCO International, Inc.	1.4
Bancorp, Inc.	1.4
ITT, Inc.	1.3
Twilio, Inc., Class A	1.3
Flowserve Corp.	1.3
Carpenter Technology Corp.	1.2
Somnigroup International, Inc.	1.1
Total	14.0

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Select Mid Cap Core VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Small-Mid Cap Core VIP Fund

This annual shareholder report contains important information about Guardian Small-Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Small-Mid Cap Core VIP Fund	$103	1.02%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 1.56% for the 12 months ended December 31, 2025, compared to the 11.92% return of the Russell 2500® Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 17.16% for the same period.

  2025 was marked by significant macro uncertainty, including trade disruptions driven by U.S. tariff policy and shifting sentiment around artificial intelligence (“AI”), which contributed to significant shifts in market leadership. Despite these headwinds, the Fund maintained a disciplined approach, emphasizing diversification and long-term positioning, even as market narratives evolved rapidly throughout the reporting period.

  The Fund faced a challenging landscape and ultimately lagged the Index, as persistent weakness in the information technology (“IT”) sector weighed heavily on the Fund’s performance.

  While sector allocation offered a modest offset to the Fund’s underperformance relative to the Index, negative stock selection across several segments including IT, health care and materials sectors proved difficult to overcome and detracted from the Fund’s performance. The energy and the utilities sectors also detracted from Fund’s performance. However, security selection in the consumer discretionary sector along with an underweight in the consumer staples sector were the largest contributors to the Fund’s performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 3000 Index and Russell 2500 Index.

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
10/25/21
12/22
12/23
12/24
12/25
$15,195
$11,816
$10,430
Guardian Small-Mid Cap Core VIP Fund
Russell 3000 Index
Russell 2500 Index

	Guardian Small-Mid Cap Core VIP Fund	Russell 3000 Index	Russell 2500 Index
10/25/21	$10,000	$10,000	$10,000
11/30/21	$9,880	$10,058	$9,938
12/31/21	$9,590	$9,905	$9,524
1/31/22	$9,300	$9,689	$9,017
2/28/22	$9,170	$9,445	$9,119
3/31/22	$9,280	$9,752	$9,264
4/30/22	$8,630	$8,876	$8,474
5/31/22	$8,510	$8,864	$8,503
6/30/22	$7,840	$8,123	$7,691
7/31/22	$8,540	$8,885	$8,486
8/31/22	$8,270	$8,553	$8,261
9/30/22	$7,530	$7,760	$7,474
10/31/22	$8,060	$8,397	$8,191
11/30/22	$8,640	$8,835	$8,537
12/31/22	$8,330	$8,318	$8,029
1/31/23	$9,240	$8,890	$8,832
2/28/23	$9,090	$8,683	$8,625
3/31/23	$8,850	$8,915	$8,301
4/30/23	$8,740	$9,010	$8,193
5/31/23	$8,370	$9,045	$8,049
6/30/23	$9,040	$9,662	$8,735
7/31/23	$9,400	$10,009	$9,169
8/31/23	$9,190	$9,816	$8,809
9/30/23	$8,620	$9,348	$8,317
10/31/23	$8,040	$9,100	$7,812
11/30/23	$8,830	$9,949	$8,515
12/31/23	$9,660	$10,477	$9,428
1/31/24	$9,500	$10,593	$9,181
2/29/24	$10,030	$11,166	$9,681
3/31/24	$10,330	$11,526	$10,080
4/30/24	$9,480	$11,019	$9,405
5/31/24	$9,910	$11,540	$9,796
6/30/24	$9,760	$11,897	$9,650
7/31/24	$10,390	$12,118	$10,366
8/31/24	$10,410	$12,382	$10,340
9/30/24	$10,460	$12,638	$10,494
10/31/24	$10,170	$12,545	$10,396
11/30/24	$11,080	$13,380	$11,420
12/31/24	$10,270	$12,971	$10,559
1/31/25	$10,610	$13,380	$10,933
2/28/25	$9,940	$13,124	$10,420
3/31/25	$9,370	$12,358	$9,767
4/30/25	$9,120	$12,275	$9,565
5/31/25	$9,700	$13,054	$10,138
6/30/25	$10,160	$13,717	$10,605
7/31/25	$10,070	$14,019	$10,810
8/31/25	$10,300	$14,343	$11,378
9/30/25	$10,170	$14,838	$11,560
10/31/25	$10,130	$15,156	$11,637
11/30/25	$10,410	$15,198	$11,806
12/31/25	$10,430	$15,195	$11,816

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	Since Inception 10/25/21
Guardian Small-Mid Cap Core VIP Fund	1.56%	1.01%
Russell 3000 Index	17.16%	10.52%
Russell 2500 Index	11.92%	4.07%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Small-Mid Cap Core VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$215,330,231
Total # of Portfolio Holdings	73
Total Advisory Fees Paid	$1,430,553
Portfolio Turnover Rate	72%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Sector Allocation

(% of Total Net Assets)

Industrials	23.9
Financials	19.3
Information Technology	15.9
Consumer Discretionary	12.7
Health Care	11.8
Materials	7.6
Real Estate	4.1
Energy	2.6
Communication Services	1.5
Cash/Other Assets and Liabilities	0.6
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Marvell Technology, Inc.	2.6
Bio-Rad Laboratories, Inc., Class A	2.1
ON Semiconductor Corp.	1.8
Regal Rexnord Corp.	1.8
Allient, Inc.	1.8
Revolve Group, Inc.	1.8
Herc Holdings, Inc.	1.8
API Group Corp.	1.8
Toll Brothers, Inc.	1.7
Azenta, Inc.	1.7
Total	18.9

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Small-Mid Cap Core VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Strategic Large Cap Core VIP Fund

This annual shareholder report contains important information about Guardian Strategic Large Cap Core VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Strategic Large Cap Core VIP Fund	$97	0.92%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 11.76% for the 12 months ended December 31, 2025, compared to the Standard & Poor’s 500® Index (the “Index”), which returned 17.89% for the same period.

  During the reporting period, equity market volatility was higher than historical norms, especially for non-artificial intelligence (“AI”) companies. Much of this was due to changes in market structure, but also partly due to a softening macro backdrop, particularly in consumer-facing stocks.

  Security selection within the technology and financials sectors detracted, while security selection within the consumer staples and healthcare sectors contributed to the Fund’s performance.

  An underweight to the consumer staples and real estate sectors contributed to the Fund’s performance, while an underweight to the communication services sector and an overweight to the industrials sector detracted.

  Strategic changes to the Fund’s portfolio holdings centered on adding high-quality companies with strong cash flow, reducing exposure to higher-risk investments, and taking profits from expensive stocks while increasing exposure to stocks with attractive valuations.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Standard & Poor’s 500 Index.

Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
$15,951
$14,920
10/25/21
12/22
12/23
12/24
12/25
Guardian Strategic Large Cap Core VIP Fund
Standard & Poor's 500 Index

	Guardian Strategic Large Cap Core VIP Fund	Standard & Poor’s 500 Index
10/25/21	$10,000	$10,000
11/30/21	$10,010	$10,087
12/31/21	$9,820	$10,017
1/31/22	$9,850	$9,924
2/28/22	$9,570	$9,627
3/31/22	$9,910	$9,985
4/30/22	$9,300	$9,114
5/31/22	$9,390	$9,131
6/30/22	$8,900	$8,377
7/31/22	$9,400	$9,150
8/31/22	$9,090	$8,776
9/30/22	$8,400	$7,968
10/31/22	$9,140	$8,613
11/30/22	$9,620	$9,095
12/31/22	$9,280	$8,571
1/31/23	$9,530	$9,109
2/28/23	$9,260	$8,887
3/31/23	$9,610	$9,213
4/30/23	$9,870	$9,357
5/31/23	$9,910	$9,398
6/30/23	$10,380	$10,019
7/31/23	$10,590	$10,340
8/31/23	$10,520	$10,176
9/30/23	$10,120	$9,691
10/31/23	$10,130	$9,487
11/30/23	$10,880	$10,353
12/31/23	$11,150	$10,824
1/31/24	$11,490	$11,005
2/29/24	$11,830	$11,593
3/31/24	$12,120	$11,966
4/30/24	$11,660	$11,477
5/31/24	$12,100	$12,046
6/30/24	$12,580	$12,479
7/31/24	$12,810	$12,631
8/31/24	$13,110	$12,937
9/30/24	$13,270	$13,213
10/31/24	$13,140	$13,093
11/30/24	$13,680	$13,862
12/31/24	$13,350	$13,532
1/31/25	$13,690	$13,908
2/28/25	$13,710	$13,727
3/31/25	$13,210	$12,953
4/30/25	$13,170	$12,866
5/31/25	$13,760	$13,675
6/30/25	$14,260	$14,371
7/31/25	$14,360	$14,693
8/31/25	$14,520	$14,991
9/30/25	$14,950	$15,538
10/31/25	$14,980	$15,902
11/30/25	$15,060	$15,941
12/31/25	$14,920	$15,951

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	Since Inception 10/25/21
Guardian Strategic Large Cap Core VIP Fund	11.76%	10.03%
Standard & Poor’s 500 Index	17.89%	11.81%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Strategic Large Cap Core VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$192,533,446
Total # of Portfolio Holdings	74
Total Advisory Fees Paid	$1,069,745
Portfolio Turnover Rate	43%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Sector Allocation

(% of Total Net Assets)

Information Technology	31.7
Financials	14.8
Health Care	12.5
Industrials	10.8
Consumer Discretionary	9.2
Communication Services	9.1
Consumer Staples	4.1
Utilities	4.1
Energy	1.7
Real Estate	1.3
Cash/Other Assets and Liabilities	0.7
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	8.0
Alphabet, Inc., Class C	6.1
Apple, Inc.	5.4
NVIDIA Corp.	4.8
Amazon.com, Inc.	3.8
Broadcom, Inc.	3.5
Visa, Inc., Class A	2.3
McKesson Corp.	2.0
Merck & Co., Inc.	1.9
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9
Total	39.7

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Strategic Large Cap Core VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Integrated Research VIP Fund

This annual shareholder report contains important information about Guardian Integrated Research VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Integrated Research VIP Fund	$91	0.85%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 14.65% for the 12 months ended December 31, 2025, compared to the Standard & Poor’s 500® Index (the “Index”), which returned 17.89% for the same period.

  U.S. equities rose in 2025 amidst a macroeconomic environment shaped by resilient corporate earnings, falling interest rates and inflation, and surging optimism around artificial intelligence (“AI”).

  The Fund’s performance relative to the Index was driven by weak security selection. Selection in the information technology (“IT”), consumer discretionary, and health care sectors was partially offset by strong selection in the industrials, financials, and real estate sectors.

  Sector allocation contributed to relative results. The Fund’s overweight allocation in the communication services sector and an underweight in the real estate sector positively contributed most to the Fund’s performance, which was partially offset by the Fund’s overweight in the consumer discretionary sector and an underweight in the financials sector.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Standard & Poor’s 500 Index. The Fund replaced its subadviser effective October 1, 2019 and October 12, 2021, respectively, and modified its principal investment strategies.

Total Return Based on $10,000 Investment

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$36,941
$30,920
Guardian Integrated Research VIP Fund
Standard & Poor's 500 Index

	Guardian Integrated Research VIP Fund	Standard & Poor’s 500 Index
9/1/16	$10,000	$10,000
10/31/16	$9,990	$10,002
11/30/16	$9,860	$9,820
12/31/16	$10,090	$10,183
1/31/17	$10,460	$10,582
2/28/17	$10,890	$11,002
3/31/17	$10,840	$11,015
4/30/17	$10,890	$11,128
5/31/17	$11,020	$11,284
6/30/17	$11,100	$11,355
7/31/17	$11,290	$11,588
8/31/17	$11,290	$11,624
9/30/17	$11,530	$11,864
10/31/17	$11,770	$12,140
11/30/17	$12,140	$12,513
12/31/17	$12,280	$12,652
1/31/18	$12,930	$13,376
2/28/18	$12,390	$12,883
3/31/18	$12,040	$12,556
4/30/18	$12,110	$12,604
5/31/18	$12,360	$12,907
6/30/18	$12,350	$12,987
7/31/18	$12,800	$13,470
8/31/18	$13,220	$13,909
9/30/18	$13,290	$13,988
10/31/18	$12,330	$13,032
11/30/18	$12,480	$13,298
12/31/18	$11,260	$12,097
1/31/19	$12,260	$13,067
2/28/19	$12,590	$13,486
3/31/19	$12,650	$13,748
4/30/19	$13,100	$14,305
5/31/19	$12,180	$13,396
6/30/19	$12,990	$14,340
7/31/19	$13,240	$14,546
8/31/19	$12,900	$14,315
9/30/19	$13,200	$14,583
10/31/19	$13,390	$14,899
11/30/19	$13,870	$15,440
12/31/19	$14,310	$15,906
1/31/20	$14,460	$15,900
2/29/20	$13,350	$14,591
3/31/20	$11,830	$12,789
4/30/20	$13,360	$14,428
5/31/20	$13,920	$15,115
6/30/20	$14,210	$15,416
7/31/20	$14,910	$16,285
8/31/20	$15,940	$17,456
9/30/20	$15,300	$16,793
10/31/20	$14,800	$16,346
11/30/20	$16,390	$18,135
12/31/20	$17,060	$18,833
1/31/21	$16,910	$18,642
2/28/21	$17,430	$19,157
3/31/21	$18,370	$19,995
4/30/21	$19,360	$21,063
5/31/21	$19,520	$21,210
6/30/21	$19,940	$21,705
7/31/21	$20,280	$22,220
8/31/21	$20,950	$22,896
9/30/21	$19,760	$21,831
10/31/21	$21,160	$23,361
11/30/21	$20,930	$23,199
12/31/21	$21,860	$24,239
1/31/22	$20,730	$22,984
2/28/22	$19,890	$22,296
3/31/22	$20,370	$23,124
4/30/22	$18,590	$21,107
5/31/22	$18,640	$21,146
6/30/22	$17,090	$19,401
7/31/22	$18,590	$21,190
8/31/22	$17,890	$20,325
9/30/22	$16,290	$18,453
10/31/22	$17,390	$19,947
11/30/22	$18,260	$21,062
12/31/22	$17,240	$19,849
1/31/23	$18,250	$21,096
2/28/23	$17,670	$20,581
3/31/23	$18,370	$21,337
4/30/23	$18,650	$21,670
5/31/23	$18,730	$21,764
6/30/23	$19,810	$23,202
7/31/23	$20,400	$23,947
8/31/23	$20,100	$23,566
9/30/23	$19,100	$22,443
10/31/23	$18,890	$21,971
11/30/23	$20,490	$23,977
12/31/23	$21,430	$25,066
1/31/24	$22,030	$25,488
2/29/24	$23,440	$26,849
3/31/24	$24,100	$27,712
4/30/24	$23,220	$26,581
5/31/24	$24,190	$27,899
6/30/24	$25,080	$28,900
7/31/24	$25,030	$29,251
8/31/24	$25,750	$29,961
9/30/24	$26,200	$30,601
10/31/24	$25,910	$30,323
11/30/24	$27,390	$32,103
12/31/24	$26,970	$31,338
1/31/25	$27,710	$32,211
2/28/25	$27,110	$31,790
3/31/25	$25,420	$29,999
4/30/25	$25,260	$29,796
5/31/25	$26,930	$31,671
6/30/25	$28,230	$33,282
7/31/25	$29,110	$34,029
8/31/25	$29,420	$34,719
9/30/25	$30,310	$35,986
10/31/25	$30,880	$36,828
11/30/25	$31,020	$36,919
12/31/25	$30,920	$36,941

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Integrated Research VIP Fund	14.65%	12.63%	12.85%
Standard & Poor’s 500 Index	17.89%	14.43%	15.03%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Integrated Research VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$244,508,377
Total # of Portfolio Holdings	71
Total Advisory Fees Paid	$1,245,115
Portfolio Turnover Rate	34%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Sector Allocation

(% of Total Net Assets)

Information Technology	33.7
Financials	12.7
Communication Services	12.1
Industrials	10.2
Consumer Discretionary	10.1
Health Care	8.5
Consumer Staples	4.0
Energy	2.9
Utilities	2.4
Materials	1.9
Real Estate	1.3
Cash/Other Assets and Liabilities	0.2
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	8.6
Apple, Inc.	7.5
Microsoft Corp.	7.1
Alphabet, Inc., Class A	6.5
Amazon.com, Inc.	5.1
Broadcom, Inc.	3.4
Meta Platforms, Inc., Class A	2.8
JPMorgan Chase & Co.	2.4
Eli Lilly & Co.	2.4
Mastercard, Inc., Class A	2.0
Total	47.8

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Integrated Research VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian International Equity VIP Fund

This annual shareholder report contains important information about Guardian International Equity VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian International Equity VIP Fund	$129	1.14%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of MSCI EAFE Index. The Fund replaced its subadviser and modified its principal investment strategies as of February 17, 2022.

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
$21,735
$17,440
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
Guardian International Equity VIP Fund
MSCI EAFE Index

	Guardian International Equity VIP Fund	MSCI EAFE Index
9/1/16	$10,000	$10,000
10/31/16	$10,110	$10,069
11/30/16	$9,670	$9,863
12/31/16	$9,460	$9,666
1/31/17	$9,760	$10,287
2/28/17	$9,870	$10,434
3/31/17	$10,150	$10,721
4/30/17	$10,460	$10,994
5/31/17	$10,850	$11,397
6/30/17	$10,790	$11,377
7/31/17	$11,140	$11,705
8/31/17	$11,100	$11,701
9/30/17	$11,300	$11,992
10/31/17	$11,470	$12,174
11/30/17	$11,660	$12,302
12/31/17	$11,800	$12,499
1/31/18	$12,390	$13,126
2/28/18	$11,720	$12,534
3/31/18	$11,740	$12,308
4/30/18	$11,620	$12,589
5/31/18	$11,450	$12,306
6/30/18	$11,300	$12,156
7/31/18	$11,480	$12,455
8/31/18	$11,260	$12,214
9/30/18	$11,380	$12,320
10/31/18	$10,530	$11,340
11/30/18	$10,510	$11,325
12/31/18	$10,010	$10,776
1/31/19	$10,570	$11,484
2/28/19	$10,930	$11,777
3/31/19	$11,020	$11,851
4/30/19	$11,340	$12,184
5/31/19	$10,960	$11,599
6/30/19	$11,580	$12,287
7/31/19	$11,350	$12,131
8/31/19	$11,110	$11,817
9/30/19	$11,400	$12,155
10/31/19	$11,640	$12,592
11/30/19	$11,720	$12,734
12/31/19	$12,150	$13,148
1/31/20	$11,920	$12,873
2/29/20	$11,040	$11,709
3/31/20	$9,290	$10,147
4/30/20	$9,840	$10,802
5/31/20	$10,360	$11,272
6/30/20	$10,640	$11,656
7/31/20	$11,080	$11,928
8/31/20	$11,660	$12,541
9/30/20	$11,410	$12,215
10/31/20	$10,910	$11,728
11/30/20	$12,520	$13,546
12/31/20	$13,160	$14,175
1/31/21	$12,860	$14,024
2/28/21	$13,050	$14,339
3/31/21	$13,390	$14,669
4/30/21	$13,810	$15,110
5/31/21	$14,140	$15,603
6/30/21	$13,840	$15,427
7/31/21	$13,930	$15,543
8/31/21	$14,280	$15,817
9/30/21	$13,840	$15,358
10/31/21	$14,170	$15,736
11/30/21	$13,370	$15,004
12/31/21	$13,870	$15,772
1/31/22	$13,330	$15,010
2/28/22	$12,770	$14,744
3/31/22	$12,660	$14,839
4/30/22	$11,800	$13,879
5/31/22	$11,950	$13,983
6/30/22	$10,820	$12,686
7/31/22	$11,330	$13,318
8/31/22	$10,590	$12,685
9/30/22	$9,560	$11,499
10/31/22	$10,190	$12,117
11/30/22	$11,580	$13,482
12/31/22	$11,390	$13,493
1/31/23	$12,400	$14,585
2/28/23	$12,040	$14,281
3/31/23	$12,430	$14,635
4/30/23	$12,680	$15,048
5/31/23	$12,300	$14,411
6/30/23	$12,780	$15,067
7/31/23	$13,020	$15,555
8/31/23	$12,410	$14,959
9/30/23	$11,950	$14,448
10/31/23	$11,620	$13,862
11/30/23	$12,560	$15,149
12/31/23	$13,160	$15,953
1/31/24	$13,090	$16,045
2/29/24	$13,530	$16,339
3/31/24	$13,900	$16,876
4/30/24	$13,610	$16,444
5/31/24	$14,170	$17,081
6/30/24	$13,940	$16,805
7/31/24	$14,350	$17,298
8/31/24	$14,820	$17,861
9/30/24	$14,890	$18,026
10/31/24	$14,090	$17,046
11/30/24	$13,980	$16,949
12/31/24	$13,720	$16,563
1/31/25	$14,420	$17,434
2/28/25	$14,810	$17,772
3/31/25	$14,620	$17,700
4/30/25	$15,160	$18,511
5/31/25	$15,880	$19,358
6/30/25	$16,160	$19,784
7/31/25	$15,620	$19,507
8/31/25	$16,270	$20,338
9/30/25	$16,700	$20,728
10/31/25	$17,000	$20,971
11/30/25	$17,070	$21,102
12/31/25	$17,440	$21,735

How did the Fund perform last year and what affected its performance?

  The Fund returned 27.11% for the 12 months ended December 31, 2025, compared to the 31.25% return of the MSCI® EAFE® Index (the “Index”), for the same period.

  In 2025, international equities, supported by stronger overseas fundamentals and a resilient global economy, outperformed U.S. equities. U.S. equities faced greater headwinds from policy, fiscal, and geopolitical concerns. Artificial intelligence (“AI”) investment booms were prominent drivers globally, but the market was dominated by sentiment, headlines, and thematic rotations, with less focus on earnings quality and fundamentals.

  This environment proved challenging for the Fund, which faced challenges from a value-led, low-quality rally and in markets driven more by macro sentiment than fundamentals. Both factors contributed to the Fund’s relative underperformance compared to the Index, although fundamentals are expected to prevail over the longer term.

  The main detractors from the Fund’s performance were security selection in the industrials and consumer staples sectors. However, investments in the materials and financials sectors contributed positively to Fund performance. Regionally, the Fund underperformed in the U.K. and Japan, but performed well in the Pacific ex-Japan and Continental Europe regions.

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian International Equity VIP Fund	27.11%	5.79%	6.14%
MSCI EAFE Index	31.25%	8.93%	8.68%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian International Equity VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$203,820,658
Total # of Portfolio Holdings	98
Total Advisory Fees Paid	$1,604,467
Portfolio Turnover Rate	33%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Sector Allocation

(% of Total Net Assets)

Financials	22.6
Health Care	15.8
Industrials	15.8
Consumer Discretionary	13.2
Information Technology	11.6
Consumer Staples	7.3
Communication Services	4.9
Materials	3.0
Utilities	2.3
Energy	2.1
Real Estate	0.7
Cash/Other Assets and Liabilities	0.7
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Roche Holding AG (Switzerland)	2.9
ASML Holding NV (Netherlands)	2.6
AstraZeneca PLC (United Kingdom)	2.5
Banco Bilbao Vizcaya Argentaria SA (Spain)	2.4
SAP SE (Germany)	2.3
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.3
Shell PLC (United Kingdom)	2.1
Allianz SE (Germany)	2.0
Cie Financiere Richemont SA, Class A (Switzerland)	1.7
Sony Group Corp. (Japan)	1.7
Total	22.5

Geographic Region/Country Allocation

(% of Total Net Assets)

Europe	46.2
Asia-Pacific	28.2
United Kingdom	21.5
North America	3.4
Cash/Other Assets and Liabilities	0.7
Total	100.0

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian International Equity VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian International Growth VIP Fund

This annual shareholder report contains important information about Guardian International Growth VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian International Growth VIP Fund	$126	1.16%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of MSCI EAFE Index and MSCI EAFE Growth Index.

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$21,735
$20,137
$19,890
Guardian International Growth VIP Fund
MSCI EAFE Index
MSCI EAFE Growth Index

	Guardian International Growth VIP Fund	MSCI EAFE Index	MSCI EAFE Growth Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,100	$10,069	$10,098
11/30/16	$9,720	$9,863	$9,663
12/31/16	$9,440	$9,666	$9,333
1/31/17	$10,020	$10,287	$9,861
2/28/17	$10,190	$10,434	$10,080
3/31/17	$10,570	$10,721	$10,353
4/30/17	$11,030	$10,994	$10,664
5/31/17	$11,590	$11,397	$11,204
6/30/17	$11,450	$11,377	$11,131
7/31/17	$11,800	$11,705	$11,401
8/31/17	$11,930	$11,701	$11,464
9/30/17	$12,170	$11,992	$11,681
10/31/17	$12,490	$12,174	$11,947
11/30/17	$12,550	$12,302	$12,090
12/31/17	$12,610	$12,499	$12,293
1/31/18	$13,260	$13,126	$12,863
2/28/18	$12,590	$12,534	$12,313
3/31/18	$12,500	$12,308	$12,165
4/30/18	$12,260	$12,589	$12,348
5/31/18	$12,290	$12,306	$12,323
6/30/18	$12,120	$12,156	$12,178
7/31/18	$12,290	$12,455	$12,430
8/31/18	$12,080	$12,214	$12,395
9/30/18	$11,920	$12,320	$12,364
10/31/18	$10,740	$11,340	$11,225
11/30/18	$10,800	$11,325	$11,259
12/31/18	$10,240	$10,776	$10,716
1/31/19	$10,800	$11,484	$11,407
2/28/19	$11,270	$11,777	$11,800
3/31/19	$11,610	$11,851	$12,007
4/30/19	$12,090	$12,184	$12,400
5/31/19	$11,530	$11,599	$11,920
6/30/19	$12,400	$12,287	$12,695
7/31/19	$12,210	$12,131	$12,649
8/31/19	$12,210	$11,817	$12,495
9/30/19	$12,300	$12,155	$12,638
10/31/19	$12,750	$12,592	$13,090
11/30/19	$12,950	$12,734	$13,325
12/31/19	$13,530	$13,148	$13,706
1/31/20	$13,330	$12,873	$13,627
2/29/20	$12,560	$11,709	$12,451
3/31/20	$11,460	$10,147	$11,306
4/30/20	$12,270	$10,802	$12,143
5/31/20	$13,190	$11,272	$12,807
6/30/20	$13,950	$11,656	$13,222
7/31/20	$14,780	$11,928	$13,815
8/31/20	$15,460	$12,541	$14,430
9/30/20	$15,350	$12,215	$14,336
10/31/20	$14,890	$11,728	$13,768
11/30/20	$16,400	$13,546	$15,459
12/31/20	$17,340	$14,175	$16,213
1/31/21	$17,180	$14,024	$15,993
2/28/21	$17,040	$14,339	$15,938
3/31/21	$16,990	$14,669	$16,121
4/30/21	$17,770	$15,110	$16,800
5/31/21	$18,290	$15,603	$17,309
6/30/21	$18,390	$15,427	$17,317
7/31/21	$18,970	$15,543	$17,615
8/31/21	$19,600	$15,817	$18,030
9/30/21	$18,420	$15,358	$17,329
10/31/21	$19,200	$15,736	$17,896
11/30/21	$18,590	$15,004	$17,290
12/31/21	$19,210	$15,772	$18,037
1/31/22	$17,030	$15,010	$16,144
2/28/22	$16,190	$14,744	$15,786
3/31/22	$16,040	$14,839	$15,883
4/30/22	$14,450	$13,879	$14,612
5/31/22	$14,360	$13,983	$14,442
6/30/22	$13,270	$12,686	$13,202
7/31/22	$14,330	$13,318	$14,248
8/31/22	$13,270	$12,685	$13,384
9/30/22	$12,050	$11,499	$12,081
10/31/22	$12,490	$12,117	$12,603
11/30/22	$14,310	$13,482	$14,057
12/31/22	$13,780	$13,493	$13,899
1/31/23	$15,030	$14,585	$15,079
2/28/23	$14,420	$14,281	$14,657
3/31/23	$15,300	$14,635	$15,440
4/30/23	$15,660	$15,048	$15,815
5/31/23	$15,300	$14,411	$15,327
6/30/23	$15,740	$15,067	$15,869
7/31/23	$15,950	$15,555	$16,180
8/31/23	$15,120	$14,959	$15,421
9/30/23	$14,260	$14,448	$14,497
10/31/23	$13,900	$13,862	$13,962
11/30/23	$15,190	$15,149	$15,457
12/31/23	$16,010	$15,953	$16,342
1/31/24	$16,080	$16,045	$16,535
2/29/24	$16,760	$16,339	$17,094
3/31/24	$17,230	$16,876	$17,491
4/30/24	$16,440	$16,444	$16,797
5/31/24	$17,240	$17,081	$17,437
6/30/24	$17,230	$16,805	$17,359
7/31/24	$17,430	$17,298	$17,573
8/31/24	$18,170	$17,861	$18,266
9/30/24	$18,180	$18,026	$18,345
10/31/24	$17,150	$17,046	$17,212
11/30/24	$17,400	$16,949	$17,150
12/31/24	$16,860	$16,563	$16,676
1/31/25	$17,760	$17,434	$17,578
2/28/25	$17,960	$17,772	$17,601
3/31/25	$17,450	$17,700	$17,031
4/30/25	$18,170	$18,511	$17,909
5/31/25	$19,190	$19,358	$18,837
6/30/25	$19,660	$19,784	$19,337
7/31/25	$18,890	$19,507	$18,756
8/31/25	$19,290	$20,338	$19,282
9/30/25	$19,780	$20,728	$19,769
10/31/25	$20,220	$20,971	$20,084
11/30/25	$19,850	$21,102	$19,789
12/31/25	$19,890	$21,735	$20,137

How did the Fund perform last year and what affected its performance?

  The Fund returned 17.97%, for the 12 months ended December 31, 2025, compared to the 20.77% return of the MSCI® EAFE® Growth Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the MSCI® EAFE® Index, returned 31.25% for the same period.

  Eurozone and Japan equities reached valuation highs during 2025. The impact of European fiscal stimulus is expected to become more visible, and reforms to the Tokyo Stock Exchange should continue to benefit investors.

  Security selection in aerospace and defense companies within the industrial sector, which benefited from European fiscal stimulus, contributed to the Fund’s performance. Additionally, investments in semiconductors in the latter half of the 2025 contributed to the Fund’s performance. Defensive sectors like healthcare and consumer staples generally performed poorly.

  Security selection in the information technology (“IT”) and industrials sectors contributed to the Fund’s performance relative to the Index. Security selection in the consumer staples and communication services sectors detracted.

  From a regional perspective, security selection in Continental Europe and a combination of stock selection and sector allocation in the Pacific Rim also contributed to the Fund’s performance. Security selection in the United Kingdom and Japan detracted.

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian International Growth VIP Fund	17.97%	2.78%	7.64%
MSCI EAFE Index	31.25%	8.93%	8.68%
MSCI EAFE Growth Index	20.77%	4.43%	7.79%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian International Growth VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$68,412,043
Total # of Portfolio Holdings	69
Total Advisory Fees Paid	$477,247
Portfolio Turnover Rate	57%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Sector Allocation

(% of Total Net Assets)

Industrials	30.7
Consumer Discretionary	17.1
Information Technology	15.4
Financials	13.1
Health Care	10.6
Materials	4.5
Communication Services	3.2
Consumer Staples	2.9
Utilities	1.2
Cash/Other Assets and Liabilities	1.3
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Safran SA (France)	4.2
AstraZeneca PLC (United Kingdom)	3.9
ASML Holding NV (Netherlands)	3.3
Sony Group Corp. (Japan)	3.0
Air Liquide SA (France)	2.9
Rolls-Royce Holdings PLC (United Kingdom)	2.9
Hitachi Ltd. (Japan)	2.9
Cie Financiere Richemont SA, Class A (Switzerland)	2.8
Schneider Electric SE (France)	2.4
DBS Group Holdings Ltd. (Singapore)	2.3
Total	30.6

Geographic Region/Country Allocation

(% of Total Net Assets)

Europe	45.6
Asia-Pacific	31.9
United Kingdom	20.4
North America	0.8
Cash/Other Assets and Liabilities	1.3
Total	100.0

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian International Growth VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Large Cap Disciplined Growth VIP Fund

This annual shareholder report contains important information about Guardian Large Cap Disciplined Growth VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Disciplined Growth VIP Fund	$94	0.87%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 16.95% for the 12 months ended December 31, 2025, compared to the 18.57% return of the Russell 1000® Growth Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 17.38% for the same period.

  U.S. equities rose in 2025 amidst a macroeconomic environment shaped by resilient corporate earnings, falling interest rates and inflation, and surging optimism around artificial intelligence (“AI”).

  The Fund’s performance relative to the Index was driven by weak security selection. Security selection in the information technology (“IT”), consumer discretionary, and real estate sectors was partially offset by strong security selection in the communications services, industrials, and consumer staples sectors.

  Sector allocation contributed to the Fund’s performance. The Fund’s underweight allocation to the consumer discretionary sector and an overweight to the communication services sector contributed to the Fund’s performance, which was partially offset by the Fund’s underweight in the consumer staples sector and an overweight in the materials sector.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 1000 Index and Russell 1000 Growth Index.

Total Return Based on $10,000 Investment

$55,000
$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$50,014
$42,010
$36,186
Guardian Large Cap Disciplined Growth VIP Fund
Russell 1000 Index
Russell 1000 Growth Index

	Guardian Large Cap Disciplined Growth VIP Fund	Russell 1000 Index	Russell 1000 Growth Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$9,960	$10,006	$10,021
11/30/16	$9,710	$9,811	$9,786
12/31/16	$9,820	$10,197	$9,999
1/31/17	$10,220	$10,598	$10,464
2/28/17	$10,640	$11,008	$10,898
3/31/17	$10,770	$11,015	$11,024
4/30/17	$11,040	$11,131	$11,276
5/31/17	$11,390	$11,274	$11,570
6/30/17	$11,270	$11,352	$11,539
7/31/17	$11,590	$11,577	$11,846
8/31/17	$11,700	$11,613	$12,063
9/30/17	$11,730	$11,861	$12,220
10/31/17	$12,210	$12,133	$12,693
11/30/17	$12,560	$12,503	$13,079
12/31/17	$12,670	$12,642	$13,181
1/31/18	$13,630	$13,336	$14,114
2/28/18	$13,320	$12,846	$13,744
3/31/18	$13,020	$12,555	$13,367
4/30/18	$12,940	$12,597	$13,414
5/31/18	$13,560	$12,919	$14,002
6/30/18	$13,780	$13,003	$14,137
7/31/18	$14,120	$13,451	$14,552
8/31/18	$14,930	$13,915	$15,347
9/30/18	$14,990	$13,968	$15,433
10/31/18	$13,530	$12,979	$14,053
11/30/18	$13,720	$13,243	$14,202
12/31/18	$12,520	$12,037	$12,981
1/31/19	$13,820	$13,046	$14,148
2/28/19	$14,420	$13,488	$14,654
3/31/19	$14,710	$13,723	$15,071
4/30/19	$15,520	$14,277	$15,752
5/31/19	$14,550	$13,367	$14,757
6/30/19	$15,510	$14,305	$15,771
7/31/19	$15,820	$14,527	$16,127
8/31/19	$15,470	$14,261	$16,003
9/30/19	$15,650	$14,509	$16,005
10/31/19	$16,100	$14,816	$16,456
11/30/19	$16,930	$15,376	$17,186
12/31/19	$17,470	$15,820	$17,705
1/31/20	$17,870	$15,837	$18,101
2/29/20	$16,530	$14,543	$16,868
3/31/20	$14,790	$12,621	$15,209
4/30/20	$16,990	$14,289	$17,459
5/31/20	$18,160	$15,043	$18,631
6/30/20	$18,910	$15,375	$19,442
7/31/20	$20,190	$16,276	$20,938
8/31/20	$22,200	$17,470	$23,099
9/30/20	$21,320	$16,832	$22,012
10/31/20	$20,510	$16,426	$21,265
11/30/20	$22,770	$18,360	$23,442
12/31/20	$23,830	$19,136	$24,520
1/31/21	$23,520	$18,979	$24,339
2/28/21	$23,700	$19,529	$24,333
3/31/21	$24,130	$20,268	$24,751
4/30/21	$25,610	$21,359	$26,435
5/31/21	$25,190	$21,460	$26,069
6/30/21	$26,550	$21,998	$27,705
7/31/21	$27,300	$22,455	$28,618
8/31/21	$28,210	$23,105	$29,688
9/30/21	$26,620	$22,044	$28,025
10/31/21	$28,530	$23,573	$30,453
11/30/21	$28,180	$23,257	$30,639
12/31/21	$28,690	$24,199	$31,287
1/31/22	$26,260	$22,835	$28,602
2/28/22	$24,980	$22,208	$27,387
3/31/22	$25,860	$22,957	$28,458
4/30/22	$22,870	$20,911	$25,021
5/31/22	$22,230	$20,879	$24,440
6/30/22	$20,190	$19,131	$22,504
7/31/22	$22,660	$20,912	$25,205
8/31/22	$21,560	$20,109	$24,031
9/30/22	$19,370	$18,249	$21,694
10/31/22	$20,310	$19,712	$22,962
11/30/22	$21,180	$20,779	$24,009
12/31/22	$19,650	$19,570	$22,171
1/31/23	$21,460	$20,883	$24,019
2/28/23	$21,020	$20,386	$23,733
3/31/23	$22,480	$21,031	$25,356
4/30/23	$22,710	$21,291	$25,606
5/31/23	$23,720	$21,390	$26,773
6/30/23	$25,460	$22,835	$28,604
7/31/23	$26,090	$23,620	$29,567
8/31/23	$25,760	$23,207	$29,302
9/30/23	$24,360	$22,116	$27,708
10/31/23	$24,060	$21,582	$27,314
11/30/23	$26,580	$23,597	$30,291
12/31/23	$27,880	$24,762	$31,633
1/31/24	$28,770	$25,108	$32,422
2/29/24	$31,090	$26,464	$34,634
3/31/24	$31,630	$27,312	$35,243
4/30/24	$30,120	$26,150	$33,749
5/31/24	$31,290	$27,381	$35,769
6/30/24	$33,180	$28,287	$38,181
7/31/24	$32,550	$28,699	$37,531
8/31/24	$33,360	$29,379	$38,313
9/30/24	$34,210	$30,007	$39,399
10/31/24	$33,800	$29,798	$39,268
11/30/24	$35,730	$31,716	$41,815
12/31/24	$35,920	$30,832	$42,184
1/31/25	$36,870	$31,813	$43,019
2/28/25	$35,150	$31,257	$41,473
3/31/25	$31,970	$29,448	$37,979
4/30/25	$32,720	$29,273	$38,652
5/31/25	$35,490	$31,141	$42,072
6/30/25	$37,880	$32,718	$44,754
7/31/25	$39,420	$33,445	$46,444
8/31/25	$39,700	$34,149	$46,963
9/30/25	$41,680	$35,333	$49,458
10/31/25	$43,160	$36,096	$51,255
11/30/25	$42,290	$36,184	$50,326
12/31/25	$42,010	$36,186	$50,014

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Large Cap Disciplined Growth VIP Fund	16.95%	12.01%	16.62%
Russell 1000 Index	17.38%	13.59%	14.78%
Russell 1000 Growth Index	18.57%	15.32%	18.83%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Large Cap Disciplined Growth VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$335,402,264
Total # of Portfolio Holdings	55
Total Advisory Fees Paid	$1,813,732
Portfolio Turnover Rate	42%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Sector Allocation

(% of Total Net Assets)

Information Technology	50.9
Communication Services	13.2
Consumer Discretionary	13.1
Industrials	6.7
Financials	6.6
Health Care	6.4
Consumer Staples	1.7
Materials	0.8
Cash/Other Assets and Liabilities	0.6
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	13.1
Apple, Inc.	12.0
Microsoft Corp.	10.4
Alphabet, Inc., Class A	7.2
Amazon.com, Inc.	5.7
Broadcom, Inc.	4.9
Eli Lilly & Co.	3.8
Meta Platforms, Inc., Class A	3.7
Mastercard, Inc., Class A	2.6
Tesla, Inc.	2.4
Total	65.8

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund’s sub-classification under the Investment Company Act of 1940 was changed from “diversified” to “non-diversified, which permits the Fund to invest a greater percentage of its assets in the obligations or securities of a smaller number of issuers or any one issuer as compared to a diversified fund, as further described in the Fund’s Prospectus.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Large Cap Disciplined Growth VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Large Cap Disciplined Value VIP Fund

This annual shareholder report contains important information about Guardian Large Cap Disciplined Value VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Disciplined Value VIP Fund	$105	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 17.15% for the 12 months ended December 31, 2025, compared to the 15.92% return of the Russell 1000® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 17.38% for the same period.

  2025 produced positive results for equities due to robust earnings growth, accommodative U.S. monetary policy, steady U.S. Gross Domestic Product (“GDP”) growth and slowing inflation.

  Stock selection in the materials, technology, consumer staples, and health care sectors was the primary contributor to the Fund’s outperformance relative to the Index. The Fund’s positions in metals and mining and semiconductor companies led the Fund’s relative returns.

  Stock selection lagged in the communication services and energy sectors, with the Fund’s holdings in interactive media and services companies detracting from the Fund’s performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 1000 Index and Russell 1000 Value Index.

Total Return Based on $10,000 Investment

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$36,186
$27,120
$24,716
Guardian Large Cap Disciplined Value VIP Fund
Russell 1000 Index
Russell 1000 Value Index

	Guardian Large Cap Disciplined Value VIP Fund	Russell 1000 Index	Russell 1000 Value Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,000	$10,006	$9,990
11/30/16	$9,850	$9,811	$9,836
12/31/16	$10,640	$10,197	$10,397
1/31/17	$10,840	$10,598	$10,733
2/28/17	$11,270	$11,008	$11,119
3/31/17	$11,190	$11,015	$11,006
4/30/17	$11,200	$11,131	$10,985
5/31/17	$11,220	$11,274	$10,974
6/30/17	$11,460	$11,352	$11,154
7/31/17	$11,610	$11,577	$11,302
8/31/17	$11,620	$11,613	$11,170
9/30/17	$11,980	$11,861	$11,501
10/31/17	$12,200	$12,133	$11,585
11/30/17	$12,550	$12,503	$11,939
12/31/17	$12,850	$12,642	$12,114
1/31/18	$13,530	$13,336	$12,582
2/28/18	$12,950	$12,846	$11,981
3/31/18	$12,600	$12,555	$11,770
4/30/18	$12,530	$12,597	$11,809
5/31/18	$12,480	$12,919	$11,879
6/30/18	$12,390	$13,003	$11,909
7/31/18	$12,980	$13,451	$12,380
8/31/18	$13,240	$13,915	$12,563
9/30/18	$13,330	$13,968	$12,588
10/31/18	$12,490	$12,979	$11,936
11/30/18	$12,780	$13,243	$12,292
12/31/18	$11,450	$12,037	$11,112
1/31/19	$12,360	$13,046	$11,977
2/28/19	$12,610	$13,488	$12,360
3/31/19	$12,520	$13,723	$12,438
4/30/19	$13,000	$14,277	$12,879
5/31/19	$12,110	$13,367	$12,051
6/30/19	$12,880	$14,305	$12,916
7/31/19	$13,060	$14,527	$13,024
8/31/19	$12,690	$14,261	$12,641
9/30/19	$13,080	$14,509	$13,092
10/31/19	$13,300	$14,816	$13,275
11/30/19	$13,720	$15,376	$13,685
12/31/19	$14,130	$15,820	$14,061
1/31/20	$13,540	$15,837	$13,759
2/29/20	$12,250	$14,543	$12,426
3/31/20	$9,950	$12,621	$10,303
4/30/20	$11,180	$14,289	$11,461
5/31/20	$11,600	$15,043	$11,854
6/30/20	$11,620	$15,375	$11,775
7/31/20	$12,100	$16,276	$12,241
8/31/20	$12,450	$17,470	$12,747
9/30/20	$12,050	$16,832	$12,434
10/31/20	$11,980	$16,426	$12,270
11/30/20	$13,750	$18,360	$13,921
12/31/20	$14,300	$19,136	$14,455
1/31/21	$14,180	$18,979	$14,322
2/28/21	$15,260	$19,529	$15,188
3/31/21	$16,430	$20,268	$16,081
4/30/21	$17,030	$21,359	$16,724
5/31/21	$17,620	$21,460	$17,115
6/30/21	$17,310	$21,998	$16,919
7/31/21	$17,320	$22,455	$17,054
8/31/21	$17,600	$23,105	$17,392
9/30/21	$16,990	$22,044	$16,787
10/31/21	$17,800	$23,573	$17,639
11/30/21	$17,380	$23,257	$17,018
12/31/21	$18,570	$24,199	$18,091
1/31/22	$18,590	$22,835	$17,670
2/28/22	$18,440	$22,208	$17,465
3/31/22	$18,700	$22,957	$17,958
4/30/22	$17,670	$20,911	$16,945
5/31/22	$18,270	$20,879	$17,274
6/30/22	$16,570	$19,131	$15,765
7/31/22	$17,590	$20,912	$16,811
8/31/22	$17,120	$20,109	$16,310
9/30/22	$15,700	$18,249	$14,879
10/31/22	$17,520	$19,712	$16,405
11/30/22	$18,490	$20,779	$17,430
12/31/22	$17,660	$19,570	$16,728
1/31/23	$18,480	$20,883	$17,594
2/28/23	$17,890	$20,386	$16,974
3/31/23	$17,540	$21,031	$16,896
4/30/23	$17,580	$21,291	$17,150
5/31/23	$17,120	$21,390	$16,489
6/30/23	$18,330	$22,835	$17,584
7/31/23	$19,090	$23,620	$18,203
8/31/23	$18,910	$23,207	$17,711
9/30/23	$18,420	$22,116	$17,028
10/31/23	$17,760	$21,582	$16,427
11/30/23	$18,930	$23,597	$17,666
12/31/23	$20,040	$24,762	$18,645
1/31/24	$20,280	$25,108	$18,664
2/29/24	$21,160	$26,464	$19,353
3/31/24	$22,440	$27,312	$20,320
4/30/24	$21,520	$26,150	$19,452
5/31/24	$22,230	$27,381	$20,069
6/30/24	$22,110	$28,287	$19,880
7/31/24	$22,940	$28,699	$20,897
8/31/24	$23,260	$29,379	$21,457
9/30/24	$23,410	$30,007	$21,755
10/31/24	$23,390	$29,798	$21,516
11/30/24	$24,910	$31,716	$22,890
12/31/24	$23,150	$30,832	$21,324
1/31/25	$24,380	$31,813	$22,311
2/28/25	$24,100	$31,257	$22,402
3/31/25	$23,140	$29,448	$21,779
4/30/25	$22,640	$29,273	$21,116
5/31/25	$23,630	$31,141	$21,857
6/30/25	$24,650	$32,718	$22,604
7/31/25	$24,930	$33,445	$22,734
8/31/25	$25,710	$34,149	$23,459
9/30/25	$26,490	$35,333	$23,809
10/31/25	$26,450	$36,096	$23,914
11/30/25	$26,910	$36,184	$24,549
12/31/25	$27,120	$36,186	$24,716

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Large Cap Disciplined Value VIP Fund	17.15%	13.66%	11.28%
Russell 1000 Index	17.38%	13.59%	14.78%
Russell 1000 Value Index	15.92%	11.33%	10.18%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Large Cap Disciplined Value VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$75,206,086
Total # of Portfolio Holdings	85
Total Advisory Fees Paid	$424,825
Portfolio Turnover Rate	48%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Sector Allocation

(% of Total Net Assets)

Financials	22.2
Industrials	16.1
Health Care	13.2
Information Technology	10.8
Materials	8.2
Consumer Staples	7.1
Consumer Discretionary	6.6
Energy	5.4
Utilities	5.0
Communication Services	4.1
Cash/Other Assets and Liabilities	1.3
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

JPMorgan Chase & Co.	4.5
Amazon.com, Inc.	2.8
Philip Morris International, Inc.	2.5
Kinross Gold Corp.	2.3
CRH PLC	2.2
Micron Technology, Inc.	2.1
American Express Co.	1.8
Wells Fargo & Co.	1.8
Cencora, Inc.	1.8
U.S. Foods Holding Corp.	1.7
Total	23.5

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Large Cap Disciplined Value VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Large Cap Fundamental Growth VIP Fund

This annual shareholder report contains important information about Guardian Large Cap Fundamental Growth VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Fundamental Growth VIP Fund	$107	0.99%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 15.32% for the 12 months ended December 31, 2025, compared to the 18.57% return of the Russell 1000® Growth Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 17.38% for the same period.

  The macroeconomic backdrop presented a headwind for the Fund, as uncertainty pertaining to the U.S. Federal Reserve’s interest rate determinations and U.S. tariff policy was a drag on sentiment across U.S. equity markets at times during the period.

  Industry positioning was the primary driver for the Fund’s relative underperformance compared to the Index, including underperformance in the information technology (“IT”) and consumer discretionary sectors.

  Security selection and market selection both detracted from the Fund’s performance. Market selection across all sectors was the primary detractor, with the IT, health care, and consumer discretionary sectors as the largest detractors. Security selection in the industrials and communication services sectors contributed to the Fund’s performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 1000 Index and Russell 1000 Growth Index. The Fund replaced its subadviser and modified its principal investment strategies as of May 1, 2023.

Total Return Based on $10,000 Investment

$55,000
$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$50,014
$38,250
$36,186
Guardian Large Cap Fundamental Growth VIP Fund
Russell 1000 Index
Russell 1000 Growth Index

	Guardian Large Cap Fundamental Growth VIP Fund	Russell 1000 Index	Russell 1000 Growth Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,110	$10,006	$10,021
11/30/16	$9,940	$9,811	$9,786
12/31/16	$10,130	$10,197	$9,999
1/31/17	$10,540	$10,598	$10,464
2/28/17	$10,790	$11,008	$10,898
3/31/17	$10,830	$11,015	$11,024
4/30/17	$11,120	$11,131	$11,276
5/31/17	$11,240	$11,274	$11,570
6/30/17	$11,330	$11,352	$11,539
7/31/17	$11,560	$11,577	$11,846
8/31/17	$11,720	$11,613	$12,063
9/30/17	$11,920	$11,861	$12,220
10/31/17	$12,150	$12,133	$12,693
11/30/17	$12,590	$12,503	$13,079
12/31/17	$12,740	$12,642	$13,181
1/31/18	$13,670	$13,336	$14,114
2/28/18	$13,180	$12,846	$13,744
3/31/18	$12,920	$12,555	$13,367
4/30/18	$13,060	$12,597	$13,414
5/31/18	$13,420	$12,919	$14,002
6/30/18	$13,420	$13,003	$14,137
7/31/18	$13,980	$13,451	$14,552
8/31/18	$14,520	$13,915	$15,347
9/30/18	$14,470	$13,968	$15,433
10/31/18	$13,330	$12,979	$14,053
11/30/18	$13,660	$13,243	$14,202
12/31/18	$12,510	$12,037	$12,981
1/31/19	$13,680	$13,046	$14,148
2/28/19	$14,170	$13,488	$14,654
3/31/19	$14,500	$13,723	$15,071
4/30/19	$15,370	$14,277	$15,752
5/31/19	$14,260	$13,367	$14,757
6/30/19	$15,260	$14,305	$15,771
7/31/19	$15,510	$14,527	$16,127
8/31/19	$15,150	$14,261	$16,003
9/30/19	$15,180	$14,509	$16,005
10/31/19	$15,450	$14,816	$16,456
11/30/19	$16,100	$15,376	$17,186
12/31/19	$16,500	$15,820	$17,705
1/31/20	$16,610	$15,837	$18,101
2/29/20	$15,470	$14,543	$16,868
3/31/20	$13,980	$12,621	$15,209
4/30/20	$15,930	$14,289	$17,459
5/31/20	$17,060	$15,043	$18,631
6/30/20	$17,610	$15,375	$19,442
7/31/20	$18,820	$16,276	$20,938
8/31/20	$20,630	$17,470	$23,099
9/30/20	$19,820	$16,832	$22,012
10/31/20	$19,030	$16,426	$21,265
11/30/20	$21,010	$18,360	$23,442
12/31/20	$21,570	$19,136	$24,520
1/31/21	$21,060	$18,979	$24,339
2/28/21	$21,010	$19,529	$24,333
3/31/21	$21,600	$20,268	$24,751
4/30/21	$23,120	$21,359	$26,435
5/31/21	$23,010	$21,460	$26,069
6/30/21	$24,030	$21,998	$27,705
7/31/21	$24,440	$22,455	$28,618
8/31/21	$25,310	$23,105	$29,688
9/30/21	$24,100	$22,044	$28,025
10/31/21	$25,920	$23,573	$30,453
11/30/21	$25,860	$23,257	$30,639
12/31/21	$26,230	$24,199	$31,287
1/31/22	$23,820	$22,835	$28,602
2/28/22	$22,500	$22,208	$27,387
3/31/22	$23,160	$22,957	$28,458
4/30/22	$20,080	$20,911	$25,021
5/31/22	$19,310	$20,879	$24,440
6/30/22	$17,880	$19,131	$22,504
7/31/22	$19,890	$20,912	$25,205
8/31/22	$18,860	$20,109	$24,031
9/30/22	$16,880	$18,249	$21,694
10/31/22	$17,940	$19,712	$22,962
11/30/22	$18,730	$20,779	$24,009
12/31/22	$17,640	$19,570	$22,171
1/31/23	$19,400	$20,883	$24,019
2/28/23	$19,220	$20,386	$23,733
3/31/23	$20,580	$21,031	$25,356
4/30/23	$20,620	$21,291	$25,606
5/31/23	$21,580	$21,390	$26,773
6/30/23	$23,050	$22,835	$28,604
7/31/23	$23,900	$23,620	$29,567
8/31/23	$23,750	$23,207	$29,302
9/30/23	$22,450	$22,116	$27,708
10/31/23	$21,960	$21,582	$27,314
11/30/23	$24,320	$23,597	$30,291
12/31/23	$25,500	$24,762	$31,633
1/31/24	$26,550	$25,108	$32,422
2/29/24	$28,920	$26,464	$34,634
3/31/24	$29,600	$27,312	$35,243
4/30/24	$28,280	$26,150	$33,749
5/31/24	$29,920	$27,381	$35,769
6/30/24	$31,500	$28,287	$38,181
7/31/24	$30,960	$28,699	$37,531
8/31/24	$31,900	$29,379	$38,313
9/30/24	$32,570	$30,007	$39,399
10/31/24	$32,220	$29,798	$39,268
11/30/24	$33,700	$31,716	$41,815
12/31/24	$33,170	$30,832	$42,184
1/31/25	$33,960	$31,813	$43,019
2/28/25	$32,830	$31,257	$41,473
3/31/25	$30,290	$29,448	$37,979
4/30/25	$30,420	$29,273	$38,652
5/31/25	$32,970	$31,141	$42,072
6/30/25	$35,000	$32,718	$44,754
7/31/25	$36,240	$33,445	$46,444
8/31/25	$36,530	$34,149	$46,963
9/30/25	$37,600	$35,333	$49,458
10/31/25	$38,610	$36,096	$51,255
11/30/25	$38,150	$36,184	$50,326
12/31/25	$38,250	$36,186	$50,014

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Large Cap Fundamental Growth VIP Fund	15.32%	12.14%	15.46%
Russell 1000 Index	17.38%	13.59%	14.78%
Russell 1000 Growth Index	18.57%	15.32%	18.83%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Large Cap Fundamental Growth VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$167,461,153
Total # of Portfolio Holdings	126
Total Advisory Fees Paid	$1,058,241
Portfolio Turnover Rate	40%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Sector Allocation

(% of Total Net Assets)

Information Technology	31.5
Consumer Discretionary	17.1
Health Care	16.2
Communication Services	15.0
Industrials	7.5
Financials	7.4
Consumer Staples	2.7
Materials	0.9
Real Estate	0.8
Energy	0.5
Cash/Other Assets and Liabilities	0.4
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	12.7
Amazon.com, Inc.	9.4
Alphabet, Inc., Class A	7.8
Apple, Inc.	5.2
Meta Platforms, Inc., Class A	4.2
Eli Lilly & Co.	3.5
Microsoft Corp.	3.3
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9
Royalty Pharma PLC, Class A	2.2
Lowe's Cos., Inc.	1.8
Total	53.0

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund’s sub-classification under the Investment Company Act of 1940 was changed from “diversified” to “non-diversified, which permits the Fund to invest a greater percentage of its assets in the obligations or securities of a smaller number of issuers or any one issuer as compared to a diversified fund, as further described in the Fund’s Prospectus.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Large Cap Fundamental Growth VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Mid Cap Relative Value VIP Fund

This annual shareholder report contains important information about Guardian Mid Cap Relative Value VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Mid Cap Relative Value VIP Fund	$112	1.09%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 5.61% for the 12 months ended December 31, 2025, compared to the 11.06% return of the Russell Midcap® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 17.16% for the same period.

  2025 was notable for U.S. imposition of tariffs on foreign countries and the artificial intelligence (“AI”) trade. The Fund faced some headwinds in 2025 as small and mid-cap investors were drawn to some of the more speculative stocks that they believed would benefit most from market recovery following the announcement of U.S. tariff policy and the advancement of AI companies. Similar to past technological advancements, the capital spending around the AI infrastructure buildout should benefit many other companies and industries, as many of these fall within the value universe.

  Stock selection in the industrials and utilities sectors, as well as the Fund’s overweight in the industrials sector and an underweight in the real estate sector, contributed to the Fund’s performance relative to the Index. Stock selection in financials, materials and consumer staples detracted from the Fund’s performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 3000 Index and Russell Midcap Value Index.

Total Return Based on $10,000 Investment

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$35,185
$22,590
$22,488
Guardian Mid Cap Relative Value VIP Fund
Russell 3000 Index
Russell Midcap Value Index

	Guardian Mid Cap Relative Value VIP Fund	Russell 3000 Index	Russell Midcap Value Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,090	$10,014	$10,059
11/30/16	$9,980	$9,797	$9,816
12/31/16	$10,580	$10,236	$10,430
1/31/17	$10,830	$10,632	$10,794
2/28/17	$11,160	$11,027	$11,095
3/31/17	$11,020	$11,035	$11,014
4/30/17	$11,080	$11,152	$11,035
5/31/17	$11,110	$11,266	$11,001
6/30/17	$11,220	$11,367	$11,165
7/31/17	$11,270	$11,582	$11,313
8/31/17	$11,180	$11,604	$11,101
9/30/17	$11,540	$11,887	$11,404
10/31/17	$11,580	$12,146	$11,496
11/30/17	$11,890	$12,515	$11,885
12/31/17	$12,020	$12,640	$12,032
1/31/18	$12,390	$13,307	$12,308
2/28/18	$11,690	$12,816	$11,701
3/31/18	$11,660	$12,559	$11,730
4/30/18	$11,540	$12,607	$11,789
5/31/18	$11,490	$12,962	$11,917
6/30/18	$11,600	$13,047	$12,013
7/31/18	$12,060	$13,480	$12,339
8/31/18	$12,050	$13,954	$12,507
9/30/18	$11,950	$13,977	$12,408
10/31/18	$11,110	$12,948	$11,515
11/30/18	$11,410	$13,207	$11,791
12/31/18	$10,280	$11,978	$10,553
1/31/19	$11,310	$13,006	$11,639
2/28/19	$11,770	$13,463	$12,010
3/31/19	$11,920	$13,660	$12,070
4/30/19	$12,420	$14,205	$12,468
5/31/19	$11,780	$13,286	$11,667
6/30/19	$12,560	$14,219	$12,455
7/31/19	$12,770	$14,431	$12,558
8/31/19	$12,560	$14,136	$12,116
9/30/19	$12,880	$14,384	$12,607
10/31/19	$13,080	$14,694	$12,675
11/30/19	$13,500	$15,253	$13,013
12/31/19	$13,930	$15,693	$13,409
1/31/20	$13,590	$15,676	$13,148
2/29/20	$12,390	$14,392	$11,846
3/31/20	$9,490	$12,413	$9,157
4/30/20	$10,700	$14,057	$10,380
5/31/20	$11,290	$14,809	$10,861
6/30/20	$11,330	$15,148	$10,984
7/31/20	$11,740	$16,008	$11,502
8/31/20	$12,160	$17,167	$11,958
9/30/20	$11,950	$16,542	$11,687
10/31/20	$12,010	$16,185	$11,796
11/30/20	$13,570	$18,154	$13,452
12/31/20	$14,320	$18,971	$14,074
1/31/21	$14,110	$18,887	$14,042
2/28/21	$15,090	$19,477	$15,130
3/31/21	$15,930	$20,175	$15,911
4/30/21	$16,960	$21,215	$16,681
5/31/21	$17,400	$21,312	$17,010
6/30/21	$16,890	$21,837	$16,812
7/31/21	$17,030	$22,207	$16,916
8/31/21	$17,240	$22,840	$17,278
9/30/21	$16,770	$21,815	$16,642
10/31/21	$17,650	$23,290	$17,528
11/30/21	$17,140	$22,936	$16,996
12/31/21	$18,450	$23,839	$18,063
1/31/22	$17,870	$22,437	$17,292
2/28/22	$17,910	$21,871	$17,211
3/31/22	$18,030	$22,581	$17,734
4/30/22	$17,210	$20,554	$16,680
5/31/22	$17,660	$20,527	$17,000
6/30/22	$16,150	$18,810	$15,131
7/31/22	$17,370	$20,574	$16,434
8/31/22	$16,830	$19,806	$15,931
9/30/22	$15,370	$17,970	$14,386
10/31/22	$16,850	$19,443	$15,745
11/30/22	$18,110	$20,458	$16,740
12/31/22	$17,560	$19,260	$15,889
1/31/23	$18,720	$20,587	$17,173
2/28/23	$18,190	$20,106	$16,623
3/31/23	$17,680	$20,643	$16,099
4/30/23	$17,780	$20,863	$16,101
5/31/23	$17,160	$20,944	$15,386
6/30/23	$18,620	$22,375	$16,721
7/31/23	$19,030	$23,177	$17,449
8/31/23	$18,410	$22,729	$16,831
9/30/23	$17,530	$21,647	$15,975
10/31/23	$16,880	$21,073	$15,184
11/30/23	$18,000	$23,038	$16,615
12/31/23	$19,160	$24,260	$17,910
1/31/24	$18,880	$24,529	$17,589
2/29/24	$19,780	$25,856	$18,429
3/31/24	$20,890	$26,690	$19,383
4/30/24	$19,980	$25,516	$18,368
5/31/24	$20,710	$26,722	$19,028
6/30/24	$20,380	$27,549	$18,723
7/31/24	$21,600	$28,061	$19,855
8/31/24	$22,080	$28,672	$20,229
9/30/24	$22,250	$29,265	$20,610
10/31/24	$21,660	$29,050	$20,351
11/30/24	$22,950	$30,982	$21,849
12/31/24	$21,390	$30,035	$20,250
1/31/25	$21,850	$30,984	$20,962
2/28/25	$21,490	$30,390	$20,580
3/31/25	$20,940	$28,617	$19,823
4/30/25	$20,350	$28,425	$19,331
5/31/25	$21,030	$30,227	$20,175
6/30/25	$21,550	$31,763	$20,883
7/31/25	$21,980	$32,462	$21,257
8/31/25	$22,850	$33,213	$21,895
9/30/25	$22,480	$34,360	$22,173
10/31/25	$22,230	$35,096	$21,951
11/30/25	$22,620	$35,192	$22,474
12/31/25	$22,590	$35,185	$22,488

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Mid Cap Relative Value VIP Fund	5.61%	9.55%	9.12%
Russell 3000 Index	17.16%	13.15%	14.43%
Russell Midcap Value Index	11.06%	9.83%	9.07%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Mid Cap Relative Value VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$95,357,194
Total # of Portfolio Holdings	69
Total Advisory Fees Paid	$670,650
Portfolio Turnover Rate	33%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Sector Allocation

(% of Total Net Assets)

Industrials	22.5
Financials	14.9
Information Technology	12.2
Health Care	10.6
Materials	9.1
Utilities	7.3
Energy	6.5
Consumer Discretionary	5.8
Consumer Staples	4.2
Real Estate	3.7
Communication Services	0.3
Cash/Other Assets and Liabilities	2.9
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Teradyne, Inc.	3.7
American Electric Power Co., Inc.	3.0
Labcorp Holdings, Inc.	2.9
Jefferies Financial Group, Inc.	2.7
FirstEnergy Corp.	2.5
Charles River Laboratories International, Inc.	2.5
Vulcan Materials Co.	2.4
Fifth Third Bancorp	2.4
Annaly Capital Management, Inc.	2.3
Keurig Dr. Pepper, Inc.	2.3
Total	26.7

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Mid Cap Relative Value VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Mid Cap Traditional Growth VIP Fund

This annual shareholder report contains important information about Guardian Mid Cap Traditional Growth VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Mid Cap Traditional Growth VIP Fund	$112	1.08%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 8.14% for the 12 months ended December 31, 2025, compared to the 8.66% return of the Russell Midcap® Growth Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 17.16% for the same period.

  Stocks delivered strong performance despite policy uncertainty and elevated trade tensions. Hopes for a more accommodative U.S. Federal Reserve monetary policy also supported market gains. Optimism around artificial intelligence (“AI”) was a strong driver of market performance despite periods of volatility.

  Investments in the consumer discretionary and consumer staples sectors lifted the Fund’s performance relative to the Index, aided in part by stock selection. Stock selection in the healthcare and utilities sectors detracted from the Fund’s performance.

  Especially in the first half of 2025, the Fund’s performance was hindered by not owning more speculative stocks that were strong performers for the Index. The Fund avoided speculative stocks as the Fund’s portfolio managers assessed that the valuations of these stocks were unsupported by fundamentals. The Fund’s disciplined approach to valuations and fundamentals aided its relative performance as the market broadened in the fourth quarter of 2025.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 3000 Index and Russell Midcap Growth Index.

Total Return Based on $10,000 Investment

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/1/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
12/25
$35,185
$30,286
$27,900
Guardian Mid Cap Traditional Growth VIP Fund
Russell 3000 Index
Russell Midcap Growth Index

	Guardian Mid Cap Traditional Growth VIP Fund	Russell 3000 Index	Russell Midcap Growth Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,010	$10,014	$9,972
11/30/16	$9,610	$9,797	$9,567
12/31/16	$9,990	$10,236	$9,983
1/31/17	$10,380	$10,632	$10,352
2/28/17	$10,600	$11,027	$10,650
3/31/17	$10,690	$11,035	$10,709
4/30/17	$10,870	$11,152	$10,867
5/31/17	$11,240	$11,266	$11,127
6/30/17	$11,420	$11,367	$11,160
7/31/17	$11,550	$11,582	$11,346
8/31/17	$11,750	$11,604	$11,426
9/30/17	$12,010	$11,887	$11,749
10/31/17	$12,410	$12,146	$12,078
11/30/17	$12,690	$12,515	$12,482
12/31/17	$12,720	$12,640	$12,549
1/31/18	$13,540	$13,307	$13,259
2/28/18	$13,270	$12,816	$12,843
3/31/18	$13,360	$12,559	$12,822
4/30/18	$12,850	$12,607	$12,701
5/31/18	$13,500	$12,962	$13,176
6/30/18	$13,430	$13,047	$13,227
7/31/18	$13,870	$13,480	$13,511
8/31/18	$14,450	$13,954	$14,290
9/30/18	$14,370	$13,977	$14,229
10/31/18	$13,120	$12,948	$12,820
11/30/18	$13,440	$13,207	$13,146
12/31/18	$12,270	$11,978	$11,953
1/31/19	$13,570	$13,006	$13,327
2/28/19	$14,490	$13,463	$14,108
3/31/19	$14,520	$13,660	$14,298
4/30/19	$15,180	$14,205	$14,941
5/31/19	$14,550	$13,286	$14,082
6/30/19	$15,550	$14,219	$15,071
7/31/19	$15,800	$14,431	$15,423
8/31/19	$15,480	$14,136	$15,142
9/30/19	$15,710	$14,384	$14,969
10/31/19	$15,670	$14,694	$15,247
11/30/19	$16,350	$15,253	$16,005
12/31/19	$16,710	$15,693	$16,193
1/31/20	$16,760	$15,676	$16,344
2/29/20	$15,360	$14,392	$15,217
3/31/20	$12,390	$12,413	$12,948
4/30/20	$14,240	$14,057	$14,975
5/31/20	$15,300	$14,809	$16,480
6/30/20	$15,340	$15,148	$16,866
7/31/20	$16,240	$16,008	$18,213
8/31/20	$16,970	$17,167	$18,709
9/30/20	$16,490	$16,542	$18,447
10/31/20	$16,470	$16,185	$18,469
11/30/20	$18,860	$18,154	$20,950
12/31/20	$19,910	$18,971	$21,955
1/31/21	$19,300	$18,887	$21,882
2/28/21	$20,390	$19,477	$22,255
3/31/21	$20,890	$20,175	$21,831
4/30/21	$21,820	$21,215	$23,058
5/31/21	$21,720	$21,312	$22,705
6/30/21	$21,840	$21,837	$24,248
7/31/21	$22,470	$22,207	$24,498
8/31/21	$22,740	$22,840	$25,289
9/30/21	$22,060	$21,815	$24,064
10/31/21	$22,900	$23,290	$25,751
11/30/21	$22,160	$22,936	$24,663
12/31/21	$23,320	$23,839	$24,750
1/31/22	$21,780	$22,437	$21,556
2/28/22	$21,570	$21,871	$21,294
3/31/22	$21,640	$22,581	$21,636
4/30/22	$19,850	$20,554	$19,200
5/31/22	$20,050	$20,527	$18,457
6/30/22	$18,460	$18,810	$17,077
7/31/22	$20,180	$20,574	$19,167
8/31/22	$19,380	$19,806	$18,539
9/30/22	$17,610	$17,970	$16,965
10/31/22	$19,150	$19,443	$18,299
11/30/22	$20,190	$20,458	$19,294
12/31/22	$19,300	$19,260	$18,136
1/31/23	$21,110	$20,587	$19,719
2/28/23	$20,830	$20,106	$19,524
3/31/23	$20,900	$20,643	$19,793
4/30/23	$20,480	$20,863	$19,506
5/31/23	$20,140	$20,944	$19,519
6/30/23	$21,670	$22,375	$21,027
7/31/23	$22,250	$23,177	$21,663
8/31/23	$21,490	$22,729	$20,949
9/30/23	$20,540	$21,647	$19,929
10/31/23	$18,870	$21,073	$18,912
11/30/23	$20,910	$23,038	$21,219
12/31/23	$22,580	$24,260	$22,828
1/31/24	$22,680	$24,529	$22,705
2/29/24	$24,050	$25,856	$24,412
3/31/24	$24,510	$26,690	$24,995
4/30/24	$23,330	$25,516	$23,544
5/31/24	$23,950	$26,722	$23,795
6/30/24	$23,750	$27,549	$24,192
7/31/24	$25,130	$28,061	$24,339
8/31/24	$25,930	$28,672	$24,944
9/30/24	$26,100	$29,265	$25,775
10/31/24	$25,520	$29,050	$26,225
11/30/24	$27,390	$30,982	$29,720
12/31/24	$25,800	$30,035	$27,873
1/31/25	$27,030	$30,984	$29,651
2/28/25	$26,150	$30,390	$27,962
3/31/25	$24,650	$28,617	$25,889
4/30/25	$24,410	$28,425	$26,758
5/31/25	$25,740	$30,227	$29,323
6/30/25	$26,690	$31,763	$30,601
7/31/25	$27,080	$32,462	$31,222
8/31/25	$27,410	$33,213	$31,535
9/30/25	$27,400	$34,360	$31,451
10/31/25	$27,400	$35,096	$31,363
11/30/25	$27,610	$35,192	$30,698
12/31/25	$27,900	$35,185	$30,286

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Mid Cap Traditional Growth VIP Fund	8.14%	6.98%	11.62%
Russell 3000 Index	17.16%	13.15%	14.43%
Russell Midcap Growth Index	8.66%	6.65%	12.61%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Mid Cap Traditional Growth VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$41,050,656
Total # of Portfolio Holdings	77
Total Advisory Fees Paid	$222,494
Portfolio Turnover Rate	21%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Sector Allocation

(% of Total Net Assets)

Industrials	28.8
Information Technology	23.5
Health Care	16.2
Financials	9.7
Consumer Discretionary	8.4
Utilities	4.9
Real Estate	3.0
Communication Services	2.6
Materials	1.4
Consumer Staples	0.6
Energy	0.4
Cash/Other Assets and Liabilities	0.5
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

AppLovin Corp., Class A	4.1
Flex Ltd.	3.6
Ferguson Enterprises, Inc.	3.2
SS&C Technologies Holdings, Inc.	3.1
Constellation Software, Inc.	2.6
LPL Financial Holdings, Inc.	2.5
JB Hunt Transport Services, Inc.	2.5
Revvity, Inc.	2.4
Teledyne Technologies, Inc.	2.3
Boston Scientific Corp.	2.3
Total	28.6

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Mid Cap Traditional Growth VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Multi-Sector Bond VIP Fund

This annual shareholder report contains important information about Guardian Multi-Sector Bond VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Multi-Sector Bond VIP Fund	$100	0.96%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 8.46% for the 12 months ended December 31, 2025, compared to the 7.31% return of the Bloomberg US Aggregate Bond Index (the “Index”) for the same period. The Fund changed its investment sub-adviser as of March 3, 2025.

  U.S. fixed income delivered strong returns for the reporting period, with high yield bonds outperforming U.S. Treasuries and investment-grade corporate bonds.

  The U.S. Federal Reserve kept monetary policy on hold through much of 2025, concerned by the potential inflationary impact of U.S. tariff policy, but resumed cutting interest rates in September 2025 as jobs data softened, bringing the federal funds target rate to 3.5%, down from 4.25%.

  The overweight allocation to credit-spread risk was the primary contributor to the Fund’s relative performance. Specifically, high-yield corporate bonds, loans, and non-agency mortgage-backed securities (“MBS”) contributed, while asset-backed securities (“ABS”) exposure detracted from Fund performance.

  The Fund’s allocation to high-yield allocation was increased while its exposure to investment grade corporate securities was reduced, due to expectations for a supply increase in 2026 of 10% or more within the asset class.

  The U.S. 10-year Treasury yield ended the year virtually unchanged at 4.17%. U.S. investment-grade spreads narrowed 8 basis points (“bps”), to 78 bps, while high-yield bonds spreads tightened 17 bps, to 266 bps.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Bloomberg US Aggregate Bond Index.

Total Return Based on $10,000 Investment

$15,000
$10,000
$10,611
$10,390
10/21/19
12/20
12/21
12/22
12/23
12/24
12/25
Guardian Multi-Sector Bond VIP Fund
Bloomberg US Aggregate Bond Index

	Guardian Multi-Sector Bond VIP Fund	Bloomberg US Aggregate Bond Index
10/21/19	$10,000	$10,000
11/30/19	$10,040	$10,064
12/31/19	$10,040	$10,059
1/31/20	$10,220	$10,245
2/29/20	$10,350	$10,430
3/31/20	$9,820	$10,368
4/30/20	$10,090	$10,553
5/31/20	$10,210	$10,602
6/30/20	$10,300	$10,668
7/31/20	$10,530	$10,828
8/31/20	$10,470	$10,740
9/30/20	$10,440	$10,735
10/31/20	$10,420	$10,687
11/30/20	$10,680	$10,791
12/31/20	$10,740	$10,806
1/31/21	$10,640	$10,729
2/28/21	$10,520	$10,574
3/31/21	$10,480	$10,442
4/30/21	$10,570	$10,524
5/31/21	$10,630	$10,559
6/30/21	$10,760	$10,633
7/31/21	$10,830	$10,752
8/31/21	$10,820	$10,731
9/30/21	$10,740	$10,638
10/31/21	$10,740	$10,636
11/30/21	$10,720	$10,667
12/31/21	$10,740	$10,640
1/31/22	$10,510	$10,410
2/28/22	$10,340	$10,294
3/31/22	$10,110	$10,008
4/30/22	$9,680	$9,629
5/31/22	$9,580	$9,691
6/30/22	$9,430	$9,539
7/31/22	$9,610	$9,772
8/31/22	$9,360	$9,496
9/30/22	$8,950	$9,085
10/31/22	$8,770	$8,968
11/30/22	$9,020	$9,297
12/31/22	$9,000	$9,255
1/31/23	$9,230	$9,540
2/28/23	$9,020	$9,294
3/31/23	$9,250	$9,530
4/30/23	$9,300	$9,587
5/31/23	$9,190	$9,483
6/30/23	$9,130	$9,449
7/31/23	$9,120	$9,443
8/31/23	$9,070	$9,382
9/30/23	$8,860	$9,144
10/31/23	$8,730	$9,000
11/30/23	$9,090	$9,407
12/31/23	$9,440	$9,767
1/31/24	$9,440	$9,740
2/29/24	$9,310	$9,603
3/31/24	$9,400	$9,691
4/30/24	$9,180	$9,447
5/31/24	$9,320	$9,607
6/30/24	$9,410	$9,698
7/31/24	$9,620	$9,924
8/31/24	$9,750	$10,067
9/30/24	$9,880	$10,202
10/31/24	$9,650	$9,949
11/30/24	$9,740	$10,054
12/31/24	$9,580	$9,889
1/31/25	$9,640	$9,942
2/28/25	$9,830	$10,160
3/31/25	$9,800	$10,164
4/30/25	$9,810	$10,204
5/31/25	$9,880	$10,131
6/30/25	$10,030	$10,287
7/31/25	$10,050	$10,260
8/31/25	$10,180	$10,383
9/30/25	$10,200	$10,496
10/31/25	$10,250	$10,561
11/30/25	$10,310	$10,627
12/31/25	$10,390	$10,611

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian Multi-Sector Bond VIP Fund	8.46%	(0.66%)	0.62%
Bloomberg US Aggregate Bond Index	7.31%	(0.36%)	0.96%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Multi-Sector Bond VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$161,824,932
Total # of Portfolio Holdings	317
Total Advisory Fees Paid	$877,913
Portfolio Turnover Rate	204%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	33.6
Non-Agency Mortgage-Backed Securities	27.2
Agency Mortgage-Backed Securities	22.1
Asset-Backed Securities	20.3
Senior Secured Loans	11.9
Exchange-Traded Funds	4.0
Common Stocks	0.1
Cash/Other Assets and Liabilities	(19.2)
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Uniform Mortgage-Backed Security, 5.500%, due 1/1/2055	5.4
Janus Henderson Emerging Markets Debt Hard Currency ETF	4.0
Uniform Mortgage-Backed Security, 3.500%, due 2/1/2056	2.9
Uniform Mortgage-Backed Security, 3.000%, due 1/1/2056	2.7
Uniform Mortgage-Backed Security, 4.500%, due 1/1/2055	2.5
Uniform Mortgage-Backed Security, 6.000%, due 1/1/2055	2.4
Uniform Mortgage-Backed Security, 5.000%, due 1/1/2055	2.1
Government National Mortgage Association, 3.500%, due 1/20/2055	1.6
Uniform Mortgage-Backed Security, 4.000%, due 1/1/2056	1.4
Connecticut Avenue Securities Trust, Class 1B1, 5.824%, due 2/25/2045	1.2
Total	26.2

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Janus Henderson Investors US LLC as the sub-adviser to the Fund, effective March 3, 2025.

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Multi-Sector Bond VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Short Duration Bond VIP Fund

This annual shareholder report contains important information about Guardian Short Duration Bond VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Short Duration Bond VIP Fund	$47	0.46%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 5.35% for the 12 months ended December 31, 2025, compared to the 5.35% return of the Bloomberg US Government/Credit 1-3 Year Total Return Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Bloomberg US Aggregate Bond Index, returned 7.31% for the same period. The Fund changed its investment sub-adviser as of March 3, 2025.

  The U.S. Federal Reserve kept monetary policy on hold through much of 2025, concerned by the potential inflationary impact of U.S. tariff policy, but resumed cutting interest rates in September 2025 as jobs data softened, bringing the federal funds target rate to 3.5%, down from 4.25%.

  The Fund’s allocation to asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”) sectors contributed to outperformance, as well as its underweight to U.S. Treasuries. The Fund’s overweight in the financials and industrials sectors also contributed to its performance.

  The Fund’s yield curve positioning relative to the index detracted from its performance as the yield curve steepened during the reporting period. The Fund’s duration relative to the index was close to flat and was not a significant contributor to its performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Bloomberg US Aggregate Bond Index and Bloomberg US Government/Credit 1-3 Year Total Return Index.

Total Return Based on $10,000 Investment

$15,000
$10,000
5/2/22
12/22
12/23
12/24
12/25
$11,426
$11,220
$11,086
Guardian Short Duration Bond VIP Fund
Bloomberg US Aggregate Bond Index
Bloomberg US Government/Credit 1-3 Year Total Return Index

	Guardian Short Duration Bond VIP Fund	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit 1-3 Year Total Return Index
5/2/22	$10,000	$10,000	$10,000
5/31/22	$10,010	$10,125	$10,066
6/30/22	$9,940	$9,966	$9,995
7/31/22	$9,960	$10,209	$10,048
8/31/22	$9,910	$9,921	$9,969
9/30/22	$9,760	$9,492	$9,848
10/31/22	$9,690	$9,369	$9,835
11/30/22	$9,720	$9,714	$9,916
12/31/22	$9,770	$9,670	$9,935
1/31/23	$9,830	$9,967	$10,015
2/28/23	$9,770	$9,710	$9,940
3/31/23	$9,870	$9,956	$10,085
4/30/23	$9,900	$10,017	$10,120
5/31/23	$9,870	$9,908	$10,089
6/30/23	$9,810	$9,872	$10,048
7/31/23	$9,860	$9,865	$10,090
8/31/23	$9,900	$9,802	$10,126
9/30/23	$9,900	$9,553	$10,121
10/31/23	$9,930	$9,403	$10,153
11/30/23	$10,040	$9,828	$10,271
12/31/23	$10,170	$10,205	$10,393
1/31/24	$10,230	$10,177	$10,434
2/29/24	$10,190	$10,033	$10,396
3/31/24	$10,240	$10,125	$10,437
4/30/24	$10,210	$9,870	$10,402
5/31/24	$10,280	$10,037	$10,478
6/30/24	$10,340	$10,132	$10,537
7/31/24	$10,460	$10,369	$10,662
8/31/24	$10,550	$10,518	$10,759
9/30/24	$10,640	$10,658	$10,848
10/31/24	$10,590	$10,394	$10,787
11/30/24	$10,630	$10,504	$10,823
12/31/24	$10,650	$10,332	$10,846
1/31/25	$10,700	$10,387	$10,896
2/28/25	$10,770	$10,615	$10,972
3/31/25	$10,800	$10,619	$11,022
4/30/25	$10,870	$10,661	$11,106
5/31/25	$10,880	$10,585	$11,091
6/30/25	$10,960	$10,748	$11,162
7/31/25	$10,970	$10,719	$11,160
8/31/25	$11,060	$10,847	$11,258
9/30/25	$11,100	$10,966	$11,295
10/31/25	$11,130	$11,034	$11,333
11/30/25	$11,190	$11,103	$11,387
12/31/25	$11,220	$11,086	$11,426

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	Since Inception 5/2/22
Guardian Short Duration Bond VIP Fund	5.35%	3.19%
Bloomberg US Aggregate Bond Index	7.31%	2.85%
Bloomberg US Government/Credit 1-3 Year Total Return Index	5.35%	3.70%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Short Duration Bond VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$132,010,552
Total # of Portfolio Holdings	72
Total Advisory Fees Paid	$406,454
Portfolio Turnover Rate	169%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	33.3
Asset-Backed Securities	25.9
Agency Mortgage-Backed Securities	23.1
U.S. Government Securities	14.0
Non-Agency Mortgage-Backed Securities	1.6
Cash/Other Assets and Liabilities	2.1
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 3.875%, due 7/31/2027	13.3
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2, 3.244%, due 8/25/2027	5.3
Federal National Mortgage Association, 3.000%, due 9/1/2034	4.4
Federal Home Loan Mortgage Corp., 3.000%, due 5/1/2033	4.3
Federal National Mortgage Association, 3.000%, due 5/1/2037	4.1
Federal National Mortgage Association, 3.000%, due 4/1/2033	2.9
CARDS II Trust, Class A, 4.630%, due 3/15/2031	2.3
NextGear Floorplan Master Owner Trust, Class B, 4.890%, due 2/15/2030	2.3
Hertz Vehicle Financing III LLC, Class A, 4.910%, due 9/25/2029	2.2
Verizon Master Trust, Class C, 4.900%, due 3/20/2030	2.2
Total	43.3

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Allspring Global Investments, LLC as the sub-adviser to the Fund, effective March 3, 2025.

The Board also approved a change in the Fund’s investment objective to the following: “The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.”

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Short Duration Bond VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Small Cap Value Diversified VIP Fund

(formerly, Guardian Small Cap Core VIP Fund)

This annual shareholder report contains important information about Guardian Small Cap Value Diversified VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Small Cap Value Diversified VIP Fund	$108	1.05%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 6.66% for the 12 months ended December 31, 2025, compared to the 12.60% return of the Russell 2000® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 17.16% for the same period. The Fund changed its investment sub-adviser as of May 1, 2025.

  In 2025, a speculative rally in low-quality, small-capitalization stocks created a challenging environment for the Fund’s strategy. By the end of 2025, more than 40% of stocks in the Index represented unprofitable companies.

  Stock selection detracted from the Fund’s performance relative to the Index, while sector allocation contributed positively to the Fund’s performance in 2025.

  Stock selection within the health care, financials, and consumer discretionary sectors lagged. The Fund’s positions in health care supplies companies underperformed and not owning biotech companies within the Index detracted. The Fund’s overweight in the materials and technology sectors, as well as its underweight in the real estate sector contributed to the Fund’s performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Russell 3000 Index and Russell 2000 Value Index.

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
10/21/19
12/20
12/21
12/22
12/23
12/24
12/25
$24,196
$17,067
$14,250
Guardian Small Cap Value Diversified VIP Fund
Russell 3000 Index
Russell 2000 Value Index

	Guardian Small Cap Value Diversified VIP Fund	Russell 3000 Index	Russell 2000 Value Index
10/21/19	$10,000	$10,000	$10,000
11/30/19	$10,010	$10,105	$10,064
12/31/19	$10,660	$10,489	$10,300
1/31/20	$10,280	$10,780	$10,085
2/29/20	$9,330	$9,898	$9,105
3/31/20	$6,780	$8,536	$6,859
4/30/20	$7,850	$9,667	$7,705
5/31/20	$8,230	$10,184	$7,926
6/30/20	$8,350	$10,417	$8,156
7/31/20	$8,830	$11,008	$8,324
8/31/20	$9,180	$11,806	$8,772
9/30/20	$8,750	$11,376	$8,364
10/31/20	$8,850	$11,130	$8,663
11/30/20	$10,420	$12,484	$10,336
12/31/20	$11,400	$13,046	$11,154
1/31/21	$11,620	$12,988	$11,741
2/28/21	$12,460	$13,394	$12,844
3/31/21	$12,780	$13,874	$13,516
4/30/21	$13,320	$14,589	$13,789
5/31/21	$13,510	$14,656	$14,218
6/30/21	$13,650	$15,017	$14,132
7/31/21	$13,060	$15,271	$13,626
8/31/21	$13,210	$15,707	$13,991
9/30/21	$12,950	$15,002	$13,711
10/31/21	$13,500	$16,017	$14,233
11/30/21	$12,870	$15,773	$13,747
12/31/21	$13,420	$16,394	$14,308
1/31/22	$12,630	$15,429	$13,474
2/28/22	$12,720	$15,041	$13,697
3/31/22	$12,880	$15,529	$13,965
4/30/22	$11,940	$14,135	$12,881
5/31/22	$12,020	$14,116	$13,128
6/30/22	$10,650	$12,935	$11,831
7/31/22	$11,800	$14,149	$12,977
8/31/22	$11,300	$13,621	$12,566
9/30/22	$9,950	$12,358	$11,286
10/31/22	$11,140	$13,371	$12,707
11/30/22	$11,360	$14,069	$13,095
12/31/22	$10,620	$13,245	$12,236
1/31/23	$11,790	$14,157	$13,403
2/28/23	$11,550	$13,826	$13,094
3/31/23	$10,920	$14,196	$12,155
4/30/23	$10,810	$14,347	$11,852
5/31/23	$11,040	$14,403	$11,619
6/30/23	$11,970	$15,387	$12,542
7/31/23	$12,440	$15,938	$13,488
8/31/23	$12,010	$15,631	$12,840
9/30/23	$11,320	$14,886	$12,171
10/31/23	$10,530	$14,491	$11,445
11/30/23	$11,220	$15,843	$12,475
12/31/23	$12,420	$16,683	$14,028
1/31/24	$11,960	$16,868	$13,390
2/29/24	$12,350	$17,781	$13,829
3/31/24	$12,800	$18,355	$14,435
4/30/24	$11,990	$17,547	$13,515
5/31/24	$12,400	$18,376	$14,147
6/30/24	$12,140	$18,945	$13,908
7/31/24	$13,370	$19,297	$15,604
8/31/24	$13,130	$19,717	$15,311
9/30/24	$13,210	$20,125	$15,320
10/31/24	$13,180	$19,977	$15,081
11/30/24	$14,530	$21,306	$16,535
12/31/24	$13,360	$20,655	$15,158
1/31/25	$13,980	$21,307	$15,469
2/28/25	$13,220	$20,899	$14,877
3/31/25	$12,540	$19,680	$13,984
4/30/25	$11,870	$19,548	$13,422
5/31/25	$12,510	$20,787	$13,986
6/30/25	$13,090	$21,843	$14,678
7/31/25	$13,170	$22,324	$14,938
8/31/25	$13,890	$22,840	$16,203
9/30/25	$13,940	$23,629	$16,528
10/31/25	$13,800	$24,135	$16,570
11/30/25	$14,140	$24,201	$17,035
12/31/25	$14,250	$24,196	$17,067

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian Small Cap Value Diversified VIP Fund	6.66%	4.56%	5.88%
Russell 3000 Index	17.16%	13.15%	15.33%
Russell 2000 Value Index	12.60%	8.88%	9.01%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Small Cap Value Diversified VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$163,662,972
Total # of Portfolio Holdings	91
Total Advisory Fees Paid	$1,131,172
Portfolio Turnover Rate	154%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Sector Allocation

(% of Total Net Assets)

Financials	18.0
Industrials	17.6
Information Technology	12.4
Materials	11.8
Health Care	9.5
Energy	8.8
Real Estate	5.8
Consumer Discretionary	5.5
Utilities	4.8
Communication Services	1.7
Consumer Staples	1.6
Cash/Other Assets and Liabilities	2.5
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Teleflex, Inc.	2.5
Teradata Corp.	2.3
Prosperity Bancshares, Inc.	2.2
BKV Corp.	2.0
BGC Group, Inc., Class A	2.0
Enterprise Financial Services Corp.	2.0
Brixmor Property Group, Inc.	2.0
Driven Brands Holdings, Inc.	2.0
Webster Financial Corp.	1.9
WesBanco, Inc.	1.8
Total	20.7

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the removal of ClearBridge Investments, LLC and the appointment of Boston Partners Global Investors, Inc. as the sub-adviser to the Fund, effective May 1, 2025.

The Board also approved a change to the Fund’s name to Guardian Small Cap Value Diversified VIP Fund, effective May 1, 2025.

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Small Cap Value Diversified VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian Total Return Bond VIP Fund

This annual shareholder report contains important information about Guardian Total Return Bond VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Total Return Bond VIP Fund	$84	0.81%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 6.87% for the 12 months ended December 31, 2025, compared to the 7.31% return of the Bloomberg US Aggregate Bond Index (the “Index”) for the same period. The Fund changed its investment sub-adviser as of March 3, 2025.

  Healthy macro and micro fundamentals, supportive technicals, and stable credit spreads contributed to solid fixed income performance, driven by declining interest rates and coupon income. Riskier sectors such as emerging market debt and high-yield corporate bonds outperformed.

  Against a backdrop of historically tight spreads, the Fund’s strategy balanced positive carry and ample liquidity to participate in any major repricing. While the Fund remained overweight credit risk, portfolio positioning was relatively defensive compared to its longer-term risk budget.

  During 2025, the largest contributors to the Fund’s relative return included quality allocation (use of high-yield corporates and emerging market sovereigns), sector allocation (overweight credit, including collateralized loan obligations), and security selection. An underweight in agency mortgage-backed securities (“MBS”) detracted.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Bloomberg US Aggregate Bond Index.

Total Return Based on $10,000 Investment

$15,000
$10,000
$10,611
$10,270
10/21/19
12/20
12/21
12/22
12/23
12/24
12/25
Guardian Total Return Bond VIP Fund
Bloomberg US Aggregate Bond Index

	Guardian Total Return Bond VIP Fund	Bloomberg US Aggregate Bond Index
10/21/19	$10,000	$10,000
11/30/19	$10,040	$10,064
12/31/19	$10,040	$10,059
1/31/20	$10,220	$10,245
2/29/20	$10,370	$10,430
3/31/20	$9,970	$10,368
4/30/20	$10,230	$10,553
5/31/20	$10,330	$10,602
6/30/20	$10,390	$10,668
7/31/20	$10,600	$10,828
8/31/20	$10,520	$10,740
9/30/20	$10,500	$10,735
10/31/20	$10,460	$10,687
11/30/20	$10,650	$10,791
12/31/20	$10,700	$10,806
1/31/21	$10,600	$10,729
2/28/21	$10,440	$10,574
3/31/21	$10,370	$10,442
4/30/21	$10,460	$10,524
5/31/21	$10,520	$10,559
6/30/21	$10,630	$10,633
7/31/21	$10,720	$10,752
8/31/21	$10,700	$10,731
9/30/21	$10,610	$10,638
10/31/21	$10,620	$10,636
11/30/21	$10,620	$10,667
12/31/21	$10,610	$10,640
1/31/22	$10,400	$10,410
2/28/22	$10,240	$10,294
3/31/22	$10,000	$10,008
4/30/22	$9,600	$9,629
5/31/22	$9,540	$9,691
6/30/22	$9,400	$9,539
7/31/22	$9,580	$9,772
8/31/22	$9,330	$9,496
9/30/22	$8,930	$9,085
10/31/22	$8,750	$8,968
11/30/22	$9,000	$9,297
12/31/22	$8,980	$9,255
1/31/23	$9,220	$9,540
2/28/23	$9,010	$9,294
3/31/23	$9,230	$9,530
4/30/23	$9,280	$9,587
5/31/23	$9,180	$9,483
6/30/23	$9,130	$9,449
7/31/23	$9,110	$9,443
8/31/23	$9,080	$9,382
9/30/23	$8,870	$9,144
10/31/23	$8,720	$9,000
11/30/23	$9,100	$9,407
12/31/23	$9,440	$9,767
1/31/24	$9,440	$9,740
2/29/24	$9,310	$9,603
3/31/24	$9,400	$9,691
4/30/24	$9,180	$9,447
5/31/24	$9,330	$9,607
6/30/24	$9,420	$9,698
7/31/24	$9,630	$9,924
8/31/24	$9,770	$10,067
9/30/24	$9,900	$10,202
10/31/24	$9,660	$9,949
11/30/24	$9,760	$10,054
12/31/24	$9,610	$9,889
1/31/25	$9,660	$9,942
2/28/25	$9,860	$10,160
3/31/25	$9,800	$10,164
4/30/25	$9,810	$10,204
5/31/25	$9,790	$10,131
6/30/25	$9,960	$10,287
7/31/25	$9,960	$10,260
8/31/25	$10,060	$10,383
9/30/25	$10,180	$10,496
10/31/25	$10,230	$10,561
11/30/25	$10,290	$10,627
12/31/25	$10,270	$10,611

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian Total Return Bond VIP Fund	6.87%	(0.82%)	0.43%
Bloomberg US Aggregate Bond Index	7.31%	(0.36%)	0.96%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian Total Return Bond VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$195,549,388
Total # of Portfolio Holdings	222
Total Advisory Fees Paid	$844,528
Portfolio Turnover Rate	107%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	43.6
U.S. Government Securities	22.2
Asset-Backed Securities	20.7
Non-Agency Mortgage-Backed Securities	9.4
Foreign Government	2.7
Municipals	0.3
Cash/Other Assets and Liabilities	1.1
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.625%, due 11/15/2044	12.9
U.S. Treasury Bonds, 4.500%, due 11/15/2054	5.5
U.S. Treasury Notes, 4.250%, due 1/31/2030	1.7
Carlyle U.S. CLO Ltd., Class CR2, 5.870%, due 10/21/2037	1.5
OHA Credit Funding 3 Ltd., Class CR2, 5.634%, due 1/20/2038	1.0
U.S. Treasury Bonds, 4.250%, due 2/15/2054	0.9
Deutsche Bank AG, 5.403%, due 9/11/2035	0.9
TIAA CLO IV Ltd., Class A2R, 5.634%, due 1/20/2032	0.9
TCW CLO Ltd., Class A1R1, 5.244%, due 1/20/2038	0.8
CNH Equipment Trust, Class A4, 3.910%, due 3/15/2028	0.8
Total	26.9

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Massachusetts Financial Services Company (MFS®) as the sub-adviser to the Fund effective March 3, 2025.

The Board also approved a change in the Fund’s investment objective to the following: “The Fund seeks total return with an emphasis on high current income as well as capital appreciation.”

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian Total Return Bond VIP Fund

Annual Shareholder Report

December 31, 2025

Guardian U.S. Government/Credit VIP Fund

(formerly, Guardian U.S. Government Securities VIP Fund)

This annual shareholder report contains important information about Guardian U.S. Government/Credit VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian U.S. Government/Credit VIP Fund	$76	0.74%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Fund perform last year and what affected its performance?

  The Fund returned 6.72% for the 12 months ended December 31, 2025, compared to the 6.97% return of the Bloomberg US Intermediate Government/Credit Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Bloomberg US Aggregate Bond Index, returned 7.31% for the same period. The Fund changed its investment sub-adviser as of March 3, 2025.

  The Fund’s performance during the reporting period was shaped by heightened uncertainty following the U.S. tariff policy announcement in April 2025, which led to increased market volatility and shifting U.S. Federal Reserve expectations amid mixed economic data. Positive factors included strong corporate earnings, resilient consumer spending, ongoing artificial intelligence (“AI”)-driven investment, and easing trade tensions later in the period, which helped stabilize market sentiment.

  Security selection in investment grade corporate bonds and agency mortgage-backed securities contributed to, and interest rate positioning and security selection in emerging market sovereign bonds detracted from, relative performance.

Fund Performance

The chart below shows the performance of an initial $10,000 investment made in the Fund during the periods shown, compared to that of Bloomberg US Aggregate Bond Index and Bloomberg US Intermediate Government/Credit Index.

Total Return Based on $10,000 Investment

$15,000
$10,000
10/21/19
12/20
12/21
12/22
12/23
12/24
12/25
$11,204
$10,640
$10,611
Guardian U.S. Government/Credit VIP Fund
Bloomberg US Aggregate Bond Index
Bloomberg US Intermediate Government/Credit Index

	Guardian U.S. Government/Credit VIP Fund	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Government/Credit Index
10/21/19	$10,000	$10,000	$10,000
11/30/19	$10,030	$10,064	$10,040
12/31/19	$10,010	$10,059	$10,025
1/31/20	$10,150	$10,245	$10,180
2/29/20	$10,290	$10,430	$10,324
3/31/20	$10,380	$10,368	$10,278
4/30/20	$10,460	$10,553	$10,423
5/31/20	$10,480	$10,602	$10,502
6/30/20	$10,510	$10,668	$10,567
7/31/20	$10,540	$10,828	$10,646
8/31/20	$10,530	$10,740	$10,633
9/30/20	$10,530	$10,735	$10,632
10/31/20	$10,500	$10,687	$10,609
11/30/20	$10,510	$10,791	$10,661
12/31/20	$10,530	$10,806	$10,683
1/31/21	$10,510	$10,729	$10,654
2/28/21	$10,410	$10,574	$10,566
3/31/21	$10,390	$10,442	$10,484
4/30/21	$10,410	$10,524	$10,536
5/31/21	$10,450	$10,559	$10,579
6/30/21	$10,420	$10,633	$10,587
7/31/21	$10,460	$10,752	$10,668
8/31/21	$10,440	$10,731	$10,651
9/30/21	$10,380	$10,638	$10,590
10/31/21	$10,320	$10,636	$10,531
11/30/21	$10,310	$10,667	$10,543
12/31/21	$10,270	$10,640	$10,529
1/31/22	$10,130	$10,410	$10,375
2/28/22	$10,080	$10,294	$10,307
3/31/22	$9,840	$10,008	$10,055
4/30/22	$9,650	$9,629	$9,854
5/31/22	$9,700	$9,691	$9,927
6/30/22	$9,630	$9,539	$9,817
7/31/22	$9,750	$9,772	$9,977
8/31/22	$9,550	$9,496	$9,777
9/30/22	$9,320	$9,085	$9,516
10/31/22	$9,220	$8,968	$9,474
11/30/22	$9,450	$9,297	$9,680
12/31/22	$9,420	$9,255	$9,662
1/31/23	$9,620	$9,540	$9,843
2/28/23	$9,430	$9,294	$9,666
3/31/23	$9,640	$9,530	$9,888
4/30/23	$9,690	$9,587	$9,948
5/31/23	$9,610	$9,483	$9,874
6/30/23	$9,530	$9,449	$9,807
7/31/23	$9,520	$9,443	$9,833
8/31/23	$9,500	$9,382	$9,831
9/30/23	$9,330	$9,144	$9,726
10/31/23	$9,230	$9,000	$9,680
11/30/23	$9,520	$9,407	$9,938
12/31/23	$9,800	$9,767	$10,169
1/31/24	$9,800	$9,740	$10,190
2/29/24	$9,680	$9,603	$10,089
3/31/24	$9,750	$9,691	$10,154
4/30/24	$9,550	$9,447	$10,017
5/31/24	$9,680	$9,607	$10,137
6/30/24	$9,770	$9,698	$10,218
7/31/24	$9,980	$9,924	$10,410
8/31/24	$10,110	$10,067	$10,530
9/30/24	$10,210	$10,202	$10,644
10/31/24	$9,990	$9,949	$10,474
11/30/24	$10,070	$10,054	$10,539
12/31/24	$9,970	$9,889	$10,474
1/31/25	$10,020	$9,942	$10,534
2/28/25	$10,200	$10,160	$10,681
3/31/25	$10,210	$10,164	$10,728
4/30/25	$10,280	$10,204	$10,827
5/31/25	$10,250	$10,131	$10,792
6/30/25	$10,370	$10,287	$10,907
7/31/25	$10,360	$10,260	$10,892
8/31/25	$10,480	$10,383	$11,025
9/30/25	$10,520	$10,496	$11,071
10/31/25	$10,560	$10,561	$11,119
11/30/25	$10,630	$10,627	$11,194
12/31/25	$10,640	$10,611	$11,204

Average Annual Total Returns (%)

(as of December 31, 2025)

Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian U.S. Government/Credit VIP Fund	6.72%	0.21%	1.01%
Bloomberg US Aggregate Bond Index	7.31%	(0.36%)	0.96%
Bloomberg US Intermediate Government/Credit Index	6.97%	0.96%	1.85%

Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges.

Guardian U.S. Government/Credit VIP Fund

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$137,109,143
Total # of Portfolio Holdings	183
Total Advisory Fees Paid	$464,853
Portfolio Turnover Rate	157%

What were the Fund’s portfolio holdings?

(as of December 31, 2025)

Bond Sector Allocation

(% of Total Net Assets)

U.S. Government Securities	51.4
Corporate Bonds & Notes	40.5
Asset-Backed Securities	4.2
Agency Mortgage-Backed Securities	2.9
Non-Agency Mortgage-Backed Securities	0.6
Foreign Government	0.3
Cash/Other Assets and Liabilities	0.1
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 3.625%, due 8/31/2029	5.1
U.S. Treasury Notes, 4.250%, due 1/31/2030	4.7
U.S. Treasury Notes, 4.125%, due 10/31/2029	4.6
U.S. Treasury Notes, 3.625%, due 8/31/2030	3.6
U.S. Treasury Notes, 4.500%, due 5/31/2029	3.5
U.S. Treasury Notes, 4.250%, due 6/30/2029	3.5
U.S. Treasury Notes, 4.250%, due 2/28/2029	3.4
U.S. Treasury Notes, 4.375%, due 8/31/2028	2.8
U.S. Treasury Notes, 4.875%, due 10/31/2030	2.3
U.S. Treasury Notes, 4.125%, due 2/28/2027	2.2
Total	35.7

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Lord, Abbett & Co. LLC as the sub-adviser to the Fund, effective March 3, 2025.

The Board also approved a change to the Fund’s name to Guardian U.S. Government/Credit VIP Fund, effective May 1, 2025.

In connection with the Fund’s name change, the Board approved the following changes to the Fund’s 80% investment policy with respect to investments in U.S. government securities, effective May 1, 2025: “Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. government securities and corporate credit investments.”

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Scan for additional information.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Guardian U.S. Government/Credit VIP Fund

Item 1.	(continued)

(b) Not applicable.

Item 2.	Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics (the “Code of Ethics”), as defined in this Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments or waivers granted with respect to the Code of Ethics during the fiscal year ended December 31, 2025. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that the registrant has three audit committee financial experts serving on its Audit Committee. The audit committee financial experts are Marshall Lux (Chair of the Audit Committee), Bruce Ferris and John Walters. Each of these individuals is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

(a)-(d)

Shown below are the aggregate fees billed for services rendered by PricewaterhouseCoopers LLC (“PwC”) to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by PwC in connection with statutory and regulatory filings or engagements for the last two fiscal years.

Fiscal Year Ended	Audit Fees*	Audit- Related Fees	Tax Fees	All Other Fees
December 31, 2025	$805,177	$—	$—	$—
December 31, 2024	$786,303	$—	$—	$—

*	Fees are exclusive of out-of-pocket expenses.

(e)(1) The registrant’s Audit Committee is required to approve at least annually all audit and non-audit services that are required to be pre-approved under paragraph (c)(7) of Rule 2-01 of Regulation S-X. In addition, pursuant to the registrant’s Audit Committee Pre-Approval Procedures, the Chair of the Audit Committee, or one or more designated members of the Audit Committee, is authorized to pre-approve a proposed non-audit service, or a proposed material change in the nature or cost of any previously approved non-audit service, between meetings of the Audit Committee. Any such action shall be presented for ratification by the Audit Committee not later than its next regularly scheduled meeting.

(e)(2) With respect to the services described in (b) - (d) of this item relating to the Audit-Related Fees, Tax Fees and All Other Fees disclosed above, no amount was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

There were no non-audit fees billed by PwC for services rendered to the registrant, its investment adviser, or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	The Schedule of Investments is included as part of Item 7 of this Form N-CSR.

(b)	None.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Core Fixed Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Core Fixed Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Agency Mortgage-Backed Securities – 16.6%

Federal Home Loan Mortgage Corp. 1.50% due 4/1/2036	$189,764	$172,263
2.00% due 11/1/2035	3,325,206	3,086,376
2.00% due 1/1/2052	492,491	405,235
2.00% due 3/1/2052	890,845	729,433
2.50% due 2/1/2050	347,803	298,054
4.00% due 10/1/2037	292,494	288,796
4.00% due 6/1/2052	1,543,407	1,472,959
4.50% due 9/1/2052	400,472	392,474
5.00% due 11/1/2053	459,982	465,476
5.00% due 4/1/2054	54,986	55,317
5.50% due 9/1/2053	3,346,776	3,420,792
6.00% due 10/1/2053	2,900,039	2,984,045
6.00% due 8/1/2055	783,378	819,283

Federal National Mortgage Association 1.50% due 4/1/2036	150,438	136,564
1.50% due 6/1/2036	454,372	411,267
2.50% due 2/1/2037	1,173,048	1,112,395
2.50% due 12/1/2049	772,199	660,799
2.50% due 5/1/2051	1,287,352	1,113,956
2.50% due 4/1/2052	1,500,723	1,292,946
3.00% due 6/1/2051	239,974	216,747
3.00% due 3/1/2052	116,762	105,097
3.00% due 4/1/2052	99,835	89,659
3.50% due 10/1/2052	2,833,060	2,625,587
4.50% due 9/1/2052	1,055,868	1,034,975
5.00% due 12/1/2039	1,248,285	1,264,498
5.00% due 8/1/2052	467,542	472,680
5.00% due 2/1/2053	254,879	255,218
5.00% due 3/1/2054	51,085	51,416
5.50% due 1/1/2054	905,023	918,884
6.00% due 9/1/2053	224,625	231,261
6.00% due 5/1/2055	188,905	197,202
6.00% due 7/1/2055	295,020	303,533
6.00% due 8/1/2055	340,002	354,303
6.50% due 8/1/2055	616,432	652,714

Government National Mortgage Association 2.00% due 10/20/2050	3,919,630	3,248,433
2.50% due 4/20/2050	1,633,910	1,412,202
2.50% due 12/20/2051	242,495	209,280
2.50% due 6/20/2052	143,913	124,201
3.00% due 5/20/2052	1,708,253	1,536,913
3.50% due 8/20/2047	525,608	489,990
3.50% due 7/20/2052	518,477	476,754
3.50% due 8/20/2052	330,525	302,914
3.50% due 10/20/2052	93,022	85,512
4.00% due 10/20/2055	398,260	376,376
4.50% due 11/20/2054	1,097,223	1,069,883
5.00% due 2/20/2056(1)	850,000	846,995
5.50% due 2/20/2055	714,613	722,462
5.50% due 3/20/2055	492,330	498,008
5.50% due 6/20/2055	345,123	348,710
6.00% due 5/20/2055	1,239,878	1,264,387
6.00% due 2/20/2056(1)	1,400,000	1,425,648

Uniform Mortgage-Backed Security 2.00% due 1/1/2055(1)	4,025,000	3,252,687
2.00% due 2/1/2056(1)	5,825,000	4,707,077
2.50% due 1/1/2055(1)	2,600,000	2,197,609

December 31, 2025	Principal Amount	Value
Agency Mortgage-Backed Securities (continued)
3.00% due 2/1/2056(1)	$2,600,000	$2,297,649
6.50% due 1/1/2055(1)	700,000	727,468

Total Agency Mortgage-Backed Securities (Cost $54,984,485)		55,713,362
Asset-Backed Securities – 9.8%

AASET LLC Series 2022-1A, Class A 6.00% due 5/16/2047(2)	1,110,062	1,132,299

Aimco CLO 20 Ltd. Series 2023-20A, Class A1R 5.104% (3 mo. USD Term SOFR + 1.21%) due 10/16/2038(2)(3)	1,250,000	1,248,995

Allegro CLO XIII Ltd. Series 2021-1A, Class A1R 5.224% (3 mo. USD Term SOFR + 1.34%) due 7/20/2038(2)(3)	250,000	250,496

ALTDE Trust Series 2025-1A, Class A 5.90% due 8/15/2050(2)	709,263	724,872

Ares LIV CLO Ltd. Series 2019-54A, Class AR2 5.215% (3 mo. USD Term SOFR + 1.31%) due 7/15/2038(2)(3)	250,000	250,566

Ares LVIII CLO Ltd. Series 2020-58A, Class A1R2 5.145% (3 mo. USD Term SOFR + 1.24%) due 4/15/2038(2)(3)	263,000	262,797

Ares LXX CLO Ltd. Series 2023-70A, Class A1R 4.971% (3 mo. USD Term SOFR + 1.25%) due 1/25/2039(2)(3)	250,000	250,000

Ares LXXVI CLO Ltd. Series 2025-76A, Class A1 5.305% (3 mo. USD Term SOFR + 1.4%) due 5/27/2038(2)(3)	563,000	563,418

Ares XXXIV CLO Ltd. Series 2015-2A, Class A1R4 5.172% (3 mo. USD Term SOFR + 1.29%) due 7/17/2038(2)(3)	343,000	343,798

Bain Capital Credit CLO Ltd. Series 2023-2A, Class A1R 5.204% (3 mo. USD Term SOFR + 1.32%) due 7/18/2038(2)(3)	261,000	261,462
Series 2023-4A, Class A1R 4.96% (3 mo. USD Term SOFR + 1.23%) due 1/21/2039(2)(3)	256,000	255,920

BCRED BSL Static CLO Ltd. Series 2025-1A, Class AR 5.541% (3 mo. USD Term SOFR + 1.25%) due 7/24/2035(2)(3)	250,000	250,499

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Asset-Backed Securities (continued)

Benefit Street Partners CLO 43 Ltd. Series 2025-43A, Class A 5.188% (3 mo. USD Term SOFR + 1.27%) due 10/20/2038(2)(3)	$250,000	$250,099

Benefit Street Partners CLO 44 Ltd. Series 2025-44A, Class A1 4.944% (3 mo. USD Term SOFR + 1.22%) due 1/15/2039(2)(3)	250,000	250,000

Carlyle U.S. CLO Ltd. Series 2025-6A, Class A1 4.879% (3 mo. USD Term SOFR + 1.22%) due 1/20/2039(2)(3)	250,000	250,000

Cedar Funding XII CLO Ltd. Series 2020-12A, Class ARR 5.058% (3 mo. USD Term SOFR + 1.2%) due 1/25/2038(2)(3)	100,000	99,923

CIFC Funding Ltd.
Series 2019-5A, Class A1R2 5.359% (3 mo. USD Term SOFR + 1.27%) due 10/15/2038(2)(3)	2,250,000	2,251,741
Series 2025-6A, Class A1 5.11% (3 mo. USD Term SOFR + 1.25%) due 10/23/2038(2)(3)	152,000	152,000

DB Master Finance LLC
Series 2021-1A, Class A2I 2.045% due 11/20/2051(2)	105,600	103,585
Series 2021-1A, Class A2II 2.493% due 11/20/2051(2)	931,200	881,261
Series 2025-1A, Class A2I 4.891% due 8/20/2055(2)	185,000	185,379
Series 2025-1A, Class A2II 5.165% due 8/20/2055(2)	150,000	150,157

Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118% due 7/25/2047(2)	1,085,700	1,079,472
Series 2018-1A, Class A2II 4.328% due 7/25/2048(2)	506,913	505,426

Flatiron CLO 31 Ltd. Series 2025-31A, Class A1 4.897% (3 mo. USD Term SOFR + 1.2%) due 1/18/2039(2)(3)	250,000	250,000

Flatiron CLO 32 Ltd. Series 2025-32A, Class A1 5.606% (3 mo. USD Term SOFR + 1.29%) due 10/22/2038(2)(3)	250,000	250,526

Flatiron RR CLO 30 Ltd. Series 2025-30A, Class A1 5.065% (3 mo. USD Term SOFR + 1.16%) due 4/15/2038(2)(3)	262,000	261,929

December 31, 2025	Principal Amount	Value
Asset-Backed Securities (continued)

GGAM Master Trust International Ltd. Series 2025-1A, Class A 5.923% due 9/30/2060(2)	$520,000	$522,789

Green Lakes Park CLO LLC Series 2025-1A, Class ARR 5.038% (3 mo. USD Term SOFR + 1.18%) due 1/25/2038(2)(3)	2,000,000	1,996,506

Horizon Aircraft Finance II Ltd. Series 2019-1, Class A 3.721% due 7/15/2039(2)	947,875	931,718

Jersey Mike’s Funding LLC
Series 2019-1A, Class A2 4.433% due 2/15/2050(2)	393,000	393,001
Series 2024-1A, Class A2 5.636% due 2/15/2055(2)	347,375	354,357
Series 2025-1A, Class A2 5.61% due 8/16/2055(2)	144,638	147,228

Lakeside Park CLO Ltd. Series 2025-1A, Class A 5.055% (3 mo. USD Term SOFR + 1.15%) due 4/15/2038(2)(3)	250,000	249,682

Magnetite XLV Ltd. Series 2025-45A, Class A1 5.055% (3 mo. USD Term SOFR + 1.15%) due 4/15/2038(2)(3)	184,000	183,950

Magnetite XXVI Ltd. Series 2020-26A, Class AR2 5.008% (3 mo. USD Term SOFR + 1.15%) due 1/25/2038(2)(3)	1,500,000	1,499,578

Magnetite XXXVI Ltd. Series 2023-36A, Class AR 5.178% (3 mo. USD Term SOFR + 1.32%) due 7/25/2038(2)(3)	250,000	249,929

Morgan Stanley Eaton Vance CLO Ltd. Series 2025-21A, Class A1 5.075% (3 mo. USD Term SOFR + 1.17%) due 4/15/2038(2)(3)	316,000	315,915

Navigator Aviation Ltd. Series 2025-1, Class A 5.107% due 10/15/2050(2)	345,514	342,096

OCP Aegis CLO Ltd. Series 2025-47A, Class A1 4.857% (3 mo. USD Term SOFR + 1.11%) due 1/21/2038(2)(3)	250,000	250,000

OCP CLO Ltd.
Series 2018-15A, Class AR 5.134% (3 mo. USD Term SOFR + 1.25%) due 1/20/2038(2)(3)	250,000	249,687

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Asset-Backed Securities (continued)
Series 2020-8RA, Class AR2 5.102% (3 mo. USD Term SOFR + 1.22%) due 10/17/2038(2)(3)	$250,000	$250,063
Series 2025-44A, Class A 5.562% (3 mo. USD Term SOFR + 1.3%) due 10/24/2038(2)(3)	250,000	250,516
Series 2025-46A, Class A 5.047% (3 mo. USD Term SOFR + 1.2%) due 10/15/2038(2)(3)	250,000	250,000

OHA Credit Funding Ltd. Series 2023-14RA, Class A 5.114% (3 mo. USD Term SOFR + 1.23%) due 4/20/2038(2)(3)	250,000	249,807

OHA Credit Partners VII Ltd. Series 2012-7A, Class AR4 5.029% (3 mo. USD Term SOFR + 1.14%) due 2/20/2038(2)(3)	2,000,000	1,997,476

Palmer Square CLO Ltd. Series 2025-5A, Class A 5.094% (3 mo. USD Term SOFR + 1.21%) due 10/20/2038(2)(3)	250,000	250,142

Palmer Square Loan Funding Ltd. Series 2025-2A, Class A1 5.228% (3 mo. USD Term SOFR + 0.94%) due 7/15/2033(2)(3)	250,000	249,932

Planet Fitness Master Issuer LLC
Series 2019-1A, Class A2 3.858% due 12/5/2049(2)	1,724,900	1,651,444
Series 2022-1A, Class A2II 4.008% due 12/5/2051(2)	962,500	912,337

RR 36 Ltd. Series 2024-36RA, Class A1R 5.195% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(2)(3)	1,900,000	1,903,146

Sixth Street CLO XIX Ltd. Series 2021-19A, Class A1R 5.162% (3 mo. USD Term SOFR + 1.28%) due 7/17/2038(2)(3)	250,000	250,186

Sixth Street CLO XVIII Ltd. Series 2021-18A, Class A1R 5.132% (3 mo. USD Term SOFR + 1.25%) due 10/17/2038(2)(3)	250,000	249,799

Sixth Street CLO XX Ltd. Series 2021-20A, Class A1R 5.202% (3 mo. USD Term SOFR + 1.32%) due 7/17/2038(2)(3)	250,000	250,186

December 31, 2025	Principal Amount	Value
Asset-Backed Securities (continued)

Slam Ltd. Series 2025-1A, Class A 5.807% due 5/15/2050(2)	$241,253	$247,245

Subway Funding LLC
Series 2024-1A, Class A2I 6.028% due 7/30/2054(2)	49,500	50,180
Series 2024-3A, Class A2I 5.246% due 7/30/2054(2)	138,600	138,105

Taco Bell Funding LLC Series 2025-1A, Class A2I 4.821% due 8/25/2055(2)	330,000	328,149

Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A 1.07% due 2/27/2034(2)	2,175,000	2,165,482

Wheels Fleet Lease Funding 1 LLC Series 2024-3A, Class A1 4.80% due 9/19/2039(2)	611,150	617,597

Willis Engine Structured Trust VIII Series 2025-A, Class A 5.582% due 6/15/2050(2)	245,572	249,404

Total Asset-Backed Securities (Cost $32,777,025)		32,914,252
Corporate Bonds & Notes – 24.6%

Aerospace & Defense – 0.3%

Boeing Co. 5.15% due 5/1/2030	1,000,000	1,027,510

		1,027,510
Agriculture – 0.3%

BAT Capital Corp. 6.421% due 8/2/2033	1,000,000	1,103,436

		1,103,436
Apparel – 0.0%

Gildan Activewear, Inc. 4.70% due 10/7/2030(2)	28,000	27,863

		27,863
Auto Manufacturers – 0.4%

General Motors Financial Co., Inc. 5.55% due 7/15/2029	1,200,000	1,243,992

		1,243,992
Commercial Banks – 9.2%

Bank of America Corp. 1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(3)	2,300,000	2,065,973
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(3)	1,500,000	1,506,875
4.623% (4.623% fixed rate until 5/9/2028; 1 day USD SOFR + 1.11% thereafter) due 5/9/2029(3)	693,000	702,193

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Commercial Banks (continued)

Barclays PLC 5.367% (5.367% fixed rate until 2/25/2030; 1 day USD SOFR + 1.23% thereafter) due 2/25/2031(3)	$1,500,000	$1,550,353

BNP Paribas SA 5.786% (6.183% fixed rate until 1/30/2032; 1 day USD SOFR + 1.62% thereafter) due 1/13/2033(2)(3)	1,000,000	1,049,735

Citigroup, Inc. 4.412% (4.412% fixed rate until 3/31/2030; 1 day USD SOFR + 3.91% thereafter) due 3/31/2031(3)	1,000,000	999,833
4.91% (4.91% fixed rate until 5/24/2032; 1 day USD SOFR + 2.09% thereafter) due 5/24/2033(3)	3,000,000	3,035,952

Citizens Financial Group, Inc. 5.718% (5.718% fixed rate until 7/23/2031; 1 day USD SOFR + 1.91% thereafter) due 7/23/2032(3)	1,000,000	1,048,409

Deutsche Bank AG 2.311% (2.311% fixed rate until 11/16/2026; 1 day USD SOFR + 1.22% thereafter) due 11/16/2027(3)	800,000	787,030

Goldman Sachs Group, Inc. 3.80% due 3/15/2030	2,000,000	1,968,412

JPMorgan Chase & Co. 4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(3)	2,600,000	2,622,599
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(3)	1,700,000	1,745,282
5.103% (5.103% fixed rate until 4/22/2030; 1 day USD SOFR + 1.44% thereafter) due 4/22/2031(3)	270,000	278,769
5.502% (5.502% fixed rate until 1/24/2035; 1 day USD SOFR + 1.32% thereafter) due 1/24/2036(3)	1,000,000	1,045,119
5.572% (5.572% fixed rate until 4/22/2035; 1 day USD SOFR + 1.68% thereafter) due 4/22/2036(3)	320,000	335,731

Morgan Stanley 4.654% (4.654% fixed rate until 10/18/2029; 1 day USD SOFR + 1.10% thereafter) due 10/18/2030(3)	700,000	708,468

December 31, 2025	Principal Amount	Value
Commercial Banks (continued)
5.123% (5.123% fixed rate until 2/1/2028; 1 day USD SOFR + 1.73% thereafter) due 2/1/2029(3)	$2,100,000	$2,143,750
5.192% (5.192% fixed rate until 4/17/2030; 1 day USD SOFR + 1.51% thereafter) due 4/17/2031(3)	494,000	509,349
5.587% (5.587% fixed rate until 1/18/2035; 1 day USD SOFR + 1.42% thereafter) due 1/18/2036(3)	700,000	731,490
5.664% (5.664% fixed rate until 4/17/2035; 1 day USD SOFR + 1.76% thereafter) due 4/17/2036(3)	194,000	203,635

Morgan Stanley Private Bank NA 4.734% (4.734% fixed rate until 7/18/2030; 1 day USD SOFR + 1.08% thereafter) due 7/18/2031(3)	400,000	405,479

PNC Financial Services Group, Inc. 4.812% (4.812% fixed rate until 10/21/2031; 1 day USD SOFR + 1.26% thereafter) due 10/21/2032(3)	1,000,000	1,017,675

UBS Group AG 5.428% (5.428% fixed rate until 2/8/2029; 1 yr. CMT rate + 1.52% thereafter) due 2/8/2030(2)(3)	1,500,000	1,551,335

Wells Fargo & Co. 2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(3)	2,200,000	2,092,845
5.15% (5.15% fixed rate until 4/23/2030; 1 day USD SOFR + 1.50% thereafter) due 4/23/2031(3)	365,000	376,754
5.605% (5.605% fixed rate until 4/23/2035; 1 day USD SOFR + 1.74% thereafter) due 4/23/2036(3)	322,000	337,492

		30,820,537
Commercial Services – 0.1%

Verisk Analytics, Inc. 4.50% due 8/15/2030	83,000	83,628
5.125% due 2/15/2036	187,000	187,854

		271,482
Computers – 0.6%

Dell International LLC/EMC Corp. 4.15% due 2/15/2029	162,000	161,824
4.50% due 2/15/2031	300,000	299,572
4.75% due 10/6/2032	216,000	215,716
5.10% due 2/15/2036	340,000	335,772
5.30% due 10/1/2029	1,000,000	1,031,891

		2,044,775

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Diversified Financial Services – 1.9%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.375% due 12/15/2031	$1,800,000	$1,864,258

American Express Co. 5.085% (5.085% fixed rate until 1/30/2030; 1 day USD SOFR + 1.02% thereafter) due 1/30/2031(3)	1,000,000	1,030,753
5.282% (5.282% fixed rate until 7/27/2028; 1 day USD SOFR + 1.28% thereafter) due 7/27/2029(3)	300,000	308,981

Avolon Holdings Funding Ltd. 5.15% due 1/15/2030(2)	27,000	27,442
5.375% due 5/30/2030(2)	146,000	149,884
5.75% due 3/1/2029(2)	1,000,000	1,034,031
6.375% due 5/4/2028(2)	40,000	41,679

Capital One Financial Corp. 5.70% (5.70% fixed rate until 2/1/2029; 1 day USD SOFR + 1.91% thereafter) due 2/1/2030(3)	1,500,000	1,559,552

Stellantis Financial Services U.S. Corp. 4.95% due 9/15/2028(2)	482,000	488,623

		6,505,203
Electric – 0.6%

Duke Energy Corp. 5.45% due 6/15/2034	1,000,000	1,041,293

Southern Co. 5.70% due 3/15/2034	1,000,000	1,052,769

		2,094,062
Food – 0.2%

Mars, Inc. 4.80% due 3/1/2030(2)	262,000	267,754
5.00% due 3/1/2032(2)	197,000	203,057
5.20% due 3/1/2035(2)	164,000	168,564

		639,375
Gas – 0.3%

NiSource, Inc. 3.60% due 5/1/2030	1,000,000	971,548

		971,548
Healthcare-Services – 0.4%

Centene Corp. 4.625% due 12/15/2029	1,000,000	969,944

Cigna Group 5.40% due 3/15/2033	400,000	416,554

		1,386,498
Insurance – 1.6%

Aon North America, Inc. 5.45% due 3/1/2034	800,000	831,373

Athene Global Funding 4.721% due 10/8/2029(2)	1,000,000	1,000,064

Corebridge Financial, Inc. 3.90% due 4/5/2032	1,000,000	949,149

December 31, 2025	Principal Amount	Value
Insurance (continued)

MetLife, Inc. 5.375% due 7/15/2033	$600,000	$632,416

Reinsurance Group of America, Inc. 5.75% due 9/15/2034	1,000,000	1,042,882

Unum Group 5.75% due 8/15/2042	1,000,000	991,499

Western-Southern Global Funding 4.90% due 5/1/2030(2)	59,000	60,380

		5,507,763
Internet – 0.1%

Uber Technologies, Inc. 4.15% due 1/15/2031	163,000	162,397
4.80% due 9/15/2035	129,000	128,319

		290,716
Investment Companies – 0.3%

Ares Capital Corp. 7.00% due 1/15/2027	500,000	512,297

Ares Strategic Income Fund 5.45% due 9/9/2028(2)	206,000	207,722
5.80% due 9/9/2030(2)	167,000	168,617

		888,636
Media – 0.8%

Charter Communications Operating LLC/Charter Communications Operating Capital 5.25% due 4/1/2053	200,000	158,169
6.10% due 6/1/2029	1,000,000	1,043,679
6.484% due 10/23/2045	1,000,000	940,166
6.70% due 12/1/2055	500,000	479,394

		2,621,408
Oil & Gas – 1.4%

Cenovus Energy, Inc. 2.65% due 1/15/2032	800,000	710,743
4.65% due 3/20/2031	67,000	66,791
5.40% due 3/20/2036	52,000	51,932

Occidental Petroleum Corp. 7.50% due 5/1/2031	1,000,000	1,125,181

Petroleos Mexicanos 5.95% due 1/28/2031	1,500,000	1,451,763
7.69% due 1/23/2050	1,500,000	1,344,294

		4,750,704
Pharmaceuticals – 0.6%

Bayer U.S. Finance LLC 6.375% due 11/21/2030(2)	1,000,000	1,069,126

CVS Health Corp. 3.75% due 4/1/2030	1,000,000	976,457

		2,045,583
Pipelines – 1.7%

Columbia Pipelines Operating Co. LLC 5.439% due 2/15/2035(2)	1,000,000	1,020,707

Energy Transfer LP 5.70% due 4/1/2035	800,000	828,101
6.20% due 4/1/2055	400,000	392,067

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Pipelines (continued)

MPLX LP 4.95% due 9/1/2032	$1,000,000	$1,006,756
5.50% due 6/1/2034	100,000	102,019

ONEOK, Inc. 5.05% due 11/1/2034	600,000	594,642

Targa Resources Corp. 4.35% due 1/15/2029	85,000	85,236
4.90% due 9/15/2030	126,000	128,380
5.65% due 2/15/2036	303,000	311,240

Western Midstream Operating LP 5.45% due 11/15/2034	300,000	302,150

Williams Cos., Inc. 4.65% due 8/15/2032	1,000,000	1,001,474

		5,772,772
Real Estate Investment Trusts – 1.8%

American Homes 4 Rent LP 4.95% due 6/15/2030	293,000	298,863
5.50% due 7/15/2034	200,000	206,607

Brixmor Operating Partnership LP 4.125% due 5/15/2029	900,000	896,341

COPT Defense Properties LP 4.50% due 10/15/2030	33,000	32,840

Extra Space Storage LP 4.95% due 1/15/2033	472,000	477,107

Healthpeak OP LLC 5.375% due 2/15/2035	1,000,000	1,021,358

Kite Realty Group Trust 4.75% due 9/15/2030	1,000,000	1,011,042

Omega Healthcare Investors, Inc. 3.25% due 4/15/2033	937,000	832,958

VICI Properties LP 4.75% due 4/1/2028	61,000	61,642
5.125% due 5/15/2032	1,000,000	1,006,918

		5,845,676
Retail – 0.2%

O’Reilly Automotive, Inc. 5.00% due 8/19/2034	700,000	705,081

		705,081
Semiconductors – 0.4%

Broadcom, Inc. 3.419% due 4/15/2033	112,000	103,675
3.50% due 2/15/2041	888,000	722,375

NXP BV/NXP Funding LLC/NXP USA, Inc. 4.85% due 8/19/2032	103,000	103,542
5.25% due 8/19/2035	297,000	301,388

		1,230,980
Software – 0.4%

MSCI, Inc. 5.15% due 3/15/2036	70,000	69,488
5.25% due 9/1/2035	207,000	208,366

December 31, 2025	Principal Amount	Value
Software (continued)

Oracle Corp. 4.45% due 9/26/2030	$123,000	$120,335
4.80% due 9/26/2032	205,000	197,912
5.20% due 9/26/2035	187,000	179,161
5.875% due 9/26/2045	115,000	103,859
5.95% due 9/26/2055	144,000	127,586
6.10% due 9/26/2065	149,000	131,417

Paychex, Inc. 5.10% due 4/15/2030	32,000	32,944
5.35% due 4/15/2032	46,000	47,637
5.60% due 4/15/2035	36,000	37,703

		1,256,408
Telecommunications – 1.0%

AT&T, Inc. 2.55% due 12/1/2033	1,000,000	853,470
5.40% due 2/15/2034	700,000	725,799

NTT Finance Corp. 4.567% due 7/16/2027(2)	200,000	201,688
4.62% due 7/16/2028(2)	200,000	202,660
4.876% due 7/16/2030(2)	200,000	203,683

T-Mobile USA, Inc. 2.70% due 3/15/2032	300,000	269,707

Verizon Communications, Inc. 2.55% due 3/21/2031	1,000,000	913,193

		3,370,200

Total Corporate Bonds & Notes (Cost $80,306,998)		82,422,208
Non-Agency Mortgage-Backed Securities – 4.2%

BMP Trust Series 2024-MF23, Class B 5.392% due 6/15/2041(2)(3)(4)	213,000	213,133

BPR Commercial Mortgage Trust Series 2024-PARK, Class A 5.218% due 11/5/2039(2)(3)(4)	774,000	788,872

BX Commercial Mortgage Trust
Series 2020-VIV2, Class C 3.542% due 3/9/2044(2)(3)(4)	696,000	653,371
Series 2020-VIV3, Class B 3.544% due 3/9/2044(2)(3)(4)	1,000,000	947,752
Series 2021-ACNT, Class B 5.115% due 11/15/2038(2)(3)(4)	78,016	77,922
Series 2022-LP2, Class C 5.312% due 2/15/2039(2)(3)(4)	700,000	699,127
Series 2024-GPA3, Class A 5.043% due 12/15/2039(2)(3)(4)	322,669	322,669
Series 2024-XL4, Class A 5.192% due 2/15/2039(2)(3)(4)	672,826	673,240
Series 2024-XL5, Class A 5.142% due 3/15/2041(2)(3)(4)	1,126,625	1,127,319
Series 2025-SPOT, Class A 5.194% due 4/15/2040(2)(3)(4)	521,319	521,645

BX Trust
Series 2019-OC11, Class A 3.202% due 12/9/2041(2)	2,000,000	1,898,723
Series 2021-LBA, Class AJV 4.666% due 2/15/2036(2)(3)(4)	275,000	274,662

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Series 2024-CNYN, Class A 5.192% due 4/15/2041(2)(3)(4)	$206,988	$207,179
Series 2025-DIME, Class A 4.90% due 2/15/2035(2)(3)(4)	100,000	99,750
Series 2025-ROIC, Class B 5.144% due 3/15/2030(2)(3)(4)	1,494,173	1,488,571
Series 2025-TAIL, Class A 5.15% due 6/15/2035(2)(3)(4)	100,000	100,000

CENT Trust Series 2025-CITY, Class A 4.92% due 7/10/2040(2)(3)(4)	198,000	200,408

ELP Commercial Mortgage Trust Series 2025-ELP, Class A 4.604% due 11/13/2042(2)(3)(4)	149,000	148,857

Extended Stay America Trust
Series 2025-ESH, Class A 5.05% due 10/15/2042(2)(3)(4)	460,000	460,718
Series 2025-ESH, Class B 5.35% due 10/15/2042(2)(3)(4)	80,000	80,125
Series 2025-ESH, Class C 5.60% due 10/15/2042(2)(3)(4)	40,000	40,062

HAVN Trust Series 2025-MOB, Class A 5.45% due 10/15/2035(2)(3)(4)	50,000	50,000

Hilton USA Trust
Series 2016-HHV, Class A 3.719% due 11/5/2038(2)	1,875,000	1,862,205
Series 2016-HHV, Class B 4.194% due 11/5/2038(2)(3)(4)	250,000	249,099

INT Commercial Mortgage Trust Series 2025-PLAZA, Class A 4.879% due 11/5/2037(2)(3)(4)	134,000	134,382

MHP Commercial Mortgage Trust Series 2025-MHIL2, Class A 5.25% due 9/15/2040(2)(3)(4)	212,000	211,999

TCO Commercial Mortgage Trust Series 2024-DPM, Class A 4.993% due 12/15/2039(2)(3)(4)	600,000	601,301

Total Non-Agency Mortgage-Backed Securities (Cost $14,026,754)		14,133,091
U.S. Government Securities – 44.7%

U.S. Treasury Bonds
4.50% due 11/15/2054	3,825,000	3,607,752
4.625% due 11/15/2044	30,000,000	29,397,656
4.625% due 2/15/2055	5,800,000	5,586,805
4.75% due 2/15/2045	7,500,000	7,461,914
4.75% due 8/15/2055	3,380,000	3,322,962

U.S. Treasury Notes 3.75% due 10/31/2032	2,760,000	2,729,381
3.875% due 7/31/2030	3,450,000	3,475,471
4.00% due 2/28/2030	16,351,400	16,559,625
4.00% due 6/30/2032	5,200,000	5,229,859
4.00% due 7/31/2032	2,574,000	2,587,473
4.125% due 2/29/2032	47,400,000	48,068,414
4.125% due 5/31/2032	150,000	151,969
4.25% due 8/15/2035	4,500,000	4,532,344

December 31, 2025	Principal Amount	Value
U.S. Government Securities (continued)
4.625% due 2/15/2035	$16,500,000	$17,127,129

Total U.S. Government Securities (Cost $149,530,377)		149,838,754

Repurchase Agreements – 3.8%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $12,879,450, due 1/2/2026(5)	12,878,692	12,878,692

Total Repurchase Agreements (Cost $12,878,692)		12,878,692

Total Investments Before TBA Sale Commitments – 103.7% (Cost $344,504,331)		347,900,359
TBA Sale Commitments Agency Mortgage-Backed Securities – (0.3)%

Uniform Mortgage-Backed Security 5.50% due 1/1/2055(1)	(1,000,000)	(1,013,983)

Total TBA Sale Commitments (Proceeds $1,009,102)		(1,013,983)

Liabilities in excess of other assets – (3.4)%		(11,553,332)

Total Net Assets – 100.0%		$335,333,044

(1)	TBA — To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2025, the aggregate market value of these securities amounted to $56,191,957, representing 16.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at December 31, 2025.
(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	5/15/2027	$12,887,900	$13,136,310

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$55,713,362	$—	$55,713,362
Asset-Backed Securities	—	32,914,252	—	32,914,252
Corporate Bonds & Notes	—	82,422,208	—	82,422,208
Non-Agency Mortgage-Backed Securities	—	14,133,091	—	14,133,091
U.S. Government Securities	—	149,838,754	—	149,838,754
Repurchase Agreements	—	12,878,692	—	12,878,692
Total	$—	$347,900,359	$—	$347,900,359
Other Financial Instruments
TBA Sale Commitments
Liabilities	$—	$(1,013,983)	$—	$(1,013,983)
Total	$—	$(1,013,983)	$—	$(1,013,983)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$347,900,359

Foreign currency, at value	26

Receivable for investments sold	10,061,359

Interest receivable	3,493,243

Reimbursement receivable from adviser	1,939

Receivable for fund shares subscribed	56

Prepaid expenses	13,609

Total Assets	361,470,591

Liabilities

Payable for investments purchased	24,546,408

TBA sale commitments, at value	1,013,983

Payable for fund shares redeemed	357,275

Investment advisory fees payable	127,540

Accrued custodian and accounting fees	21,731

Accrued audit fees	13,108

Accrued trustees’ and officers’ fees	1,731

Accrued expenses and other liabilities	55,771

Total Liabilities	26,137,547

Total Net Assets	$335,333,044

Net Assets Consist of:

Paid-in capital	$303,252,254

Distributable earnings	32,080,790

Total Net Assets	$335,333,044

Investments, at Cost	$344,504,331

Foreign Currency, at Cost	$27

TBA Sale Commitments, Proceeds	$1,009,102

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	30,570,437

Net Asset Value Per Share	$10.97

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Interest	$16,156,852

Dividends	92,428

Total Investment Income	16,249,280

Expenses

Investment advisory fees	1,548,488

Professional fees	123,022

Trustees’ and officers’ fees	120,921

Administrative fees	78,085

Custodian and accounting fees	67,405

Transfer agent fees	23,057

Shareholder reports	4,410

Other expenses	21,474

Total Expenses	1,986,862

Less: Fees waived	(156,778)

Total Expenses, Net	1,830,084

Net Investment Income/(Loss)	14,419,196

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	216,943

Net realized gain/(loss) from futures contracts	(196,236)

Net change in unrealized appreciation/(depreciation) on investments	7,501,291

Net change in unrealized appreciation/(depreciation) on futures contracts	527,692

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	1

Net Gain on Investments, Derivative Contracts and Foreign Currency Transactions	8,049,691

Net Increase in Net Assets Resulting From Operations	$22,468,887

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$14,419,196	$18,310,150

Net realized gain/(loss) from investments and derivative contracts	20,707	2,530,412

Net change in unrealized appreciation/(depreciation) on investments, derivative contracts and translation of assets and liabilities in foreign currencies	8,028,984	(14,525,413)

Net Increase in Net Assets Resulting from Operations	22,468,887	6,315,149

Capital Share Transactions

Proceeds from sales of shares	29,756,997	51,407,522

Cost of shares redeemed	(88,165,486)	(111,003,577)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(58,408,489)	(59,596,055)

Net Decrease in Net Assets	(35,939,602)	(53,280,906)

Net Assets

Beginning of year	371,272,646	424,553,552

End of year	$335,333,044	$371,272,646

Other Information:

Shares

Sold	2,780,766	5,058,137

Redeemed	(8,305,356)	(10,851,737)

Net Decrease	(5,524,590)	(5,793,600)

10	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

11

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$10.29	$0.44	$0.24	$0.68	$10.97	6.61%

Year Ended 12/31/24	10.14	0.47	(0.32)	0.15	10.29	1.48%

Year Ended 12/31/23	9.61	0.40	0.13	0.53	10.14	5.52%

Period Ended 12/31/22(4)	10.00	0.22	(0.61)	(0.39)	9.61	(3.90)%	(5)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$335,333	0.52%		0.57%		4.13%		4.08%		116%

371,273	0.52%		0.56%		4.58%		4.54%		205%

424,554	0.50%		0.54%		4.13%		4.09%		316%

449,805	0.50%	(5)	0.52%	(5)	3.41%	(5)	3.39%	(5)	90%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Commenced operations on May 2, 2022.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Core Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. There were no futures contracts held as of December 31, 2025.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps held as of December 31, 2025.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

value. There were no options transactions as of December 31, 2025.

f. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/ (depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

g. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

h. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

i. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

j. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.52% of

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.53%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $156,778.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”), effective March 3, 2025. Prior to this date, the Fund did not have a sub-adviser. FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (“TBA”) securities) for the year ended December 31, 2025, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$146,475,717	$239,354,004
Sales	230,615,200	205,654,683

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

TBA securities and purchase commitments are commitments to purchase

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

e. Mortgage Dollar Rolls The Fund may engage from time to time in mortgage dollar roll transactions, which involve a sale by the Fund of a mortgage-backed security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. These transactions are typically used for short term financing. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for the Fund. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll transaction, while substantially similar, may be inferior to the securities initially sold by the Fund to the counterparty. The transactions involve the risk that the market price of mortgage-backed securities in a mortgage dollar roll transaction decline below the agreed-upon future repurchase price. Conversely, the market value of the securities subject to a Fund’s forward sale commitment may increase above the exercise price of the forward commitment. Dollar rolls

(and when-issued, delayed delivery and to-be-announced transactions) are speculative techniques that may result in leverage and increased volatility. These transactions may also increase risk associated with volatility and losses and are subject to counterparty risk. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2025, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the year ended December 31, 2025 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of December 31, 2025, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

Transactions in derivative investments for the year ended December 31, 2025 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(196,236)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$527,692

Average Number of Notional Amounts
Futures Contracts[3]	61

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

k. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

l. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Core Fixed Income VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Core Fixed Income VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2025 and for the period May 2, 2022 (commencement of operations) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the three years in the period ended December 31, 2025 and for the period May 2, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

23

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

24

This Page Intentionally Left Blank

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11740

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Core Plus Fixed Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Agency Mortgage-Backed Securities – 28.1%

Fannie Mae ACES Series 2025-M4, Class A2 4.389% due 8/25/2035	$370,000	$366,318

Federal Home Loan Mortgage Corp. 3.50% due 9/1/2051	459,420	428,874
5.00% due 7/1/2052	436,132	441,911
5.00% due 8/1/2052	672,676	679,719
5.00% due 4/1/2054	149,149	150,247
5.447% due 9/1/2055(1)(2)	275,473	279,364
5.50% due 7/1/2054	151,920	156,523
5.50% due 11/1/2054	971,442	1,002,474
6.00% due 8/1/2039	317,774	332,953
6.00% due 9/1/2039	171,783	179,686
6.00% due 2/1/2055	130,423	136,911
6.50% due 11/1/2053	547,771	573,015

Federal National Mortgage Association 2.50% due 8/1/2050	1,762,684	1,531,123
2.50% due 1/1/2051	947,833	818,015
3.00% due 4/1/2051	293,487	261,899
3.50% due 9/1/2051	182,519	172,101
3.50% due 4/1/2052	801,038	748,523
3.50% due 6/1/2052	40,747	37,949
5.00% due 7/1/2052	579,886	588,468
5.00% due 8/1/2052	896,112	903,979
5.00% due 1/1/2053	88,060	88,282
5.476% due 10/1/2055(1)(2)	1,080,372	1,097,541
5.50% due 10/1/2054	501,609	517,459
6.00% due 10/1/2054	114,595	120,295
6.00% due 1/1/2055	252,543	264,337
6.259% due 11/1/2054(1)(2)	668,269	688,358

Freddie Mac Multifamily Structured Pass-Through Certificates
Series K-146, Class A2 2.92% due 6/25/2032	460,000	425,821
Series K-153, Class A2 3.82% due 12/25/2032(1)(2)	440,000	427,110
Series K-161, Class A2 4.90% due 10/25/2033(1)(2)	230,000	237,457
Series K-169, Class A2 4.66% due 12/25/2034(1)(2)	250,000	253,206
Series K-G07, Class A2 3.123% due 8/25/2032(1)(2)	1,146,000	1,073,129
Series KG-08, Class A2 4.134% due 5/25/2033(1)(2)	550,000	541,369

Government National Mortgage Association 2.00% due 1/20/2055(3)	572,000	473,596
2.50% due 1/20/2055(3)	1,490,000	1,285,009
3.00% due 1/20/2055(3)	623,000	559,702
3.00% due 2/20/2056(3)	1,734,000	1,555,926
4.50% due 2/20/2056(3)	1,228,000	1,195,237
5.00% due 1/20/2055(3)	245,000	244,421
5.00% due 2/20/2056(3)	477,000	475,314
5.50% due 1/20/2055(3)	1,934,000	1,952,753
5.50% due 2/20/2056(3)	1,965,000	1,982,518
6.00% due 2/20/2056(3)	1,890,000	1,924,625
6.50% due 1/20/2055(3)	696,000	719,436
6.50% due 2/20/2055(3)	827,000	853,910

December 31, 2025	Principal Amount	Value
Agency Mortgage-Backed Securities (continued)

Uniform Mortgage-Backed Security 2.00% due 2/1/2056(3)	$1,025,000	$828,284
2.50% due 2/1/2056(3)	1,394,000	1,178,148
3.00% due 2/1/2056(3)	45,000	39,767
4.00% due 2/1/2056(3)	802,000	760,198
4.50% due 1/1/2040(3)	118,000	118,041
4.50% due 2/1/2040(3)	1,658,000	1,657,870
4.50% due 2/1/2056(3)	177,000	172,639
5.00% due 1/1/2040(3)	29,000	29,369
5.00% due 2/1/2041(3)	760,000	769,406
5.00% due 2/1/2056(3)	1,625,000	1,618,970
5.50% due 2/1/2041(3)	952,000	975,737
5.50% due 2/1/2056(3)	991,000	1,003,928
6.00% due 2/1/2056(3)	1,058,000	1,085,740
7.00% due 2/1/2055(3)	296,000	311,550

Total Agency Mortgage-Backed Securities (Cost $39,413,782)		39,296,510
Asset-Backed Securities – 14.2%

AB BSL CLO 3 Ltd. Series 2021-3A, Class BR 5.434% (3 mo. USD Term SOFR + 1.55%) due 4/20/2038(1)(4)	500,000	499,106

Affirm Asset Securitization Trust Series 2024-A, Class 1A 5.61% due 2/15/2029(4)	455,000	455,710

Affirm Master Trust Series 2025-3A, Class A 4.45% due 10/16/2034(4)	220,000	220,689

AmeriCredit Automobile Receivables Trust
Series 2022-2, Class C 5.32% due 4/18/2028	185,000	186,073
Series 2025-1, Class A3 4.12% due 5/20/2030(4)	265,000	265,766

Avant Loans Funding Trust Series 2024-REV1, Class A 5.92% due 10/15/2033(4)	295,000	297,635

Avid Automobile Receivables Trust Series 2021-1, Class E 3.39% due 4/17/2028(4)	309,478	308,070

Cajun Global LLC Series 2025-2A, Class A2 5.912% due 11/20/2055(4)	125,000	125,448

Capital One Multi-Asset Execution Trust Series 2025-A3, Class A 4.65% due 10/15/2037	128,000	127,993

CarMax Auto Owner Trust Series 2022-3, Class B 4.69% due 2/15/2028	430,000	431,176

CarMax Select Receivables Trust Series 2024-A, Class A3 5.40% due 11/15/2028	380,000	383,457
Series 2025-B, Class A3 4.12% due 3/15/2030	335,000	335,808

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Asset-Backed Securities (continued)

Cherry Securitization Trust Series 2025-1A, Class A 6.13% due 11/15/2032(4)	$225,000	$228,427

Citizens Auto Receivables Trust Series 2023-1, Class A3 5.84% due 1/18/2028(4)	385,155	387,461
Series 2024-2, Class A4 5.26% due 4/15/2031(4)	545,000	554,612

DLLAD LLC Series 2023-1A, Class A4 4.80% due 6/20/2030(4)	510,000	516,476

Drive Auto Receivables Trust Series 2025-2, Class A3 4.14% due 9/15/2032	250,000	250,604

Driven Brands Funding LLC Series 2025-1A, Class A2 5.296% due 10/20/2055(4)	120,000	119,560

Exeter Automobile Receivables Trust Series 2024-4A, Class C 5.48% due 8/15/2030	165,000	166,841
Series 2025-3A, Class B 4.86% due 2/15/2030	180,000	182,251

First National Master Note Trust Series 2024-1, Class A 5.34% due 5/15/2030	805,000	820,916

Ford Credit Auto Owner Trust Series 2021-1, Class A 1.37% due 10/17/2033(4)	800,000	793,653

GM Financial Automobile Leasing Trust Series 2024-3, Class A3 4.21% due 10/20/2027	480,000	480,737

GM Financial Consumer Automobile Receivables Trust Series 2024-2, Class C 5.43% due 12/17/2029	95,000	96,773

Huntington Auto Trust Series 2024-1A, Class A3 5.23% due 1/16/2029(4)	325,231	328,405

Hyundai Auto Lease Securitization Trust Series 2025-B, Class B 4.94% due 8/15/2029(4)	175,000	177,362

KKR CLO 35 Ltd. Series 35A, Class BR 5.484% (3 mo. USD Term SOFR + 1.6%) due 1/20/2038(1)(4)	340,000	339,612

LAD Auto Receivables Trust Series 2024-3A, Class A4 4.60% due 12/17/2029(4)	235,000	237,178

Lending Funding Trust Series 2020-2A, Class A 2.32% due 4/21/2031(4)	484,264	476,865

Lendmark Funding Trust Series 2021-1A, Class A 1.90% due 11/20/2031(4)	750,000	730,823

December 31, 2025	Principal Amount	Value
Asset-Backed Securities (continued)

LoanCore Issuer LLC Series 2025-CRE8, Class A 5.121% (1 mo. USD Term SOFR + 1.39%) due 8/17/2042(1)(4)	$280,000	$280,037

M&T Equipment Notes Series 2025-1A, Class A3 4.78% due 9/17/2029(4)	360,000	364,351

Mariner Finance Issuance Trust Series 2021-AA, Class A 1.86% due 3/20/2036(4)	290,000	285,518

Mercury Financial Credit Card Master Trust Series 2024-2A, Class A 6.56% due 7/20/2029(4)	360,000	361,968

Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A, Class CR 5.634% (3 mo. USD Term SOFR + 1.75%) due 1/20/2037(1)(4)	450,000	450,505

Nissan Auto Receivables Owner Trust Series 2023-B, Class A3 5.93% due 3/15/2028	129,032	130,107

OCP CLO Ltd. Series 2021-22A, Class CR 5.834% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(1)(4)	270,000	269,653

PEAC Solutions Receivables LLC Series 2024-1A, Class A3 5.64% due 11/20/2030(4)	340,000	348,514
Series 2024-2A, Class A2 4.74% due 4/20/2027(4)	173,005	173,390

PFS Financing Corp. Series 2023-B, Class A 5.27% due 5/15/2028(4)	210,000	210,952

Rad CLO 27 Ltd. Series 2024-27A, Class A1 5.225% (3 mo. USD Term SOFR + 1.32%) due 1/15/2038(1)(4)	330,000	330,390

Regatta XXVIII Funding Ltd. Series 2024-2A, Class A2 5.608% (3 mo. USD Term SOFR + 1.75%) due 4/25/2037(1)(4)	250,000	249,657

Santander Drive Auto Receivables Trust Series 2022-7, Class C 6.69% due 3/17/2031	1,060,000	1,081,239
Series 2024-2, Class C 5.84% due 6/17/2030	195,000	199,235
Series 2025-2, Class B 4.87% due 5/15/2031	260,000	262,801
Series 2025-4, Class C 4.52% due 1/15/2032	440,000	440,975

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Asset-Backed Securities (continued)

SBNA Auto Receivables Trust Series 2024-A, Class A3 5.32% due 12/15/2028(4)	$287,749	$288,743

SEB Funding LLC Series 2021-1A, Class A2 4.969% due 1/30/2052(4)	371,070	370,596

Silver Point CLO 4 Ltd. Series 2024-4A, Class A2 5.735% (3 mo. USD Term SOFR + 1.83%) due 4/15/2037(1)(4)	250,000	250,377

U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class B1 4.818% due 9/25/2032(4)	229,690	229,270

Verizon Master Trust Series 2024-2, Class A 4.83% due 12/22/2031(4)	310,000	317,411

Volkswagen Auto Loan Enhanced Trust Series 2023-1, Class A4 5.01% due 1/22/2030	215,000	217,602

Westlake Automobile Receivables Trust Series 2023-1A, Class C 5.74% due 8/15/2028(4)	812,773	816,751
Series 2024-2A, Class C 5.68% due 3/15/2030(4)	400,000	406,268

World Omni Auto Receivables Trust Series 2024-B, Class A3 5.27% due 9/17/2029	421,079	424,958

World Omni Automobile Lease Securitization Trust Series 2025-A, Class B 4.68% due 5/15/2030	425,000	429,412

World Omni Select Auto Trust Series 2025-A, Class A2A 4.14% due 5/15/2030	185,000	185,358

Total Asset-Backed Securities (Cost $19,813,724)		19,901,525
Corporate Bonds & Notes – 39.4%

Aerospace & Defense – 0.8%

ATI, Inc. 7.25% due 8/15/2030	197,000	208,126

Boeing Co. 6.858% due 5/1/2054	163,000	183,072

Hexcel Corp. 5.875% due 2/26/2035	227,000	237,410

Northrop Grumman Corp. 3.25% due 1/15/2028	284,000	280,356

TransDigm, Inc. 6.75% due 1/31/2034(4)	158,000	164,586

		1,073,550
Agriculture – 0.9%

Altria Group, Inc. 4.875% due 2/4/2028	245,000	249,037

Imperial Brands Finance PLC 5.875% due 7/1/2034(4)	1,017,000	1,063,394

		1,312,431

December 31, 2025	Principal Amount	Value
Airlines – 0.4%

AS Mileage Plan IP Ltd. 5.308% due 10/20/2031(4)	$441,000	$444,975

JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 9/20/2031(4)	162,000	163,209

		608,184
Auto Manufacturers – 1.0%

Ford Motor Co. 9.625% due 4/22/2030	288,000	333,385

Ford Motor Credit Co. LLC 5.303% due 9/6/2029	200,000	201,377
7.20% due 6/10/2030	272,000	291,450

JB Poindexter & Co., Inc. 8.75% due 12/15/2031(4)	177,000	185,403

Nissan Motor Acceptance Co. LLC 7.05% due 9/15/2028(4)	303,000	313,373

Toyota Motor Credit Corp. 4.55% due 9/20/2027	122,000	123,511

		1,448,499
Auto Parts & Equipment – 0.2%

Clarios Global LP/Clarios U.S. Finance Co. 6.75% due 9/15/2032(4)	142,000	147,253

ZF North America Capital, Inc. 6.75% due 4/23/2030(4)	170,000	167,989

		315,242
Beverages – 0.3%

Bacardi Ltd./Bacardi-Martini BV 5.40% due 6/15/2033(4)	440,000	444,845

		444,845
Biotechnology – 0.7%

Amgen, Inc. 5.15% due 3/2/2028	353,000	361,257

Genmab AS/Genmab Finance LLC 6.25% due 12/15/2032(4)	200,000	204,969

Regeneron Pharmaceuticals, Inc. 2.80% due 9/15/2050	214,000	130,513

Royalty Pharma PLC 3.35% due 9/2/2051	84,000	55,641
5.40% due 9/2/2034	249,000	255,057

		1,007,437
Building Materials – 0.3%

EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.75% due 7/15/2031(4)	204,000	215,018

Smyrna Ready Mix Concrete LLC 6.00% due 11/1/2028(4)	159,000	159,735

		374,753
Chemicals – 0.4%

Celanese U.S. Holdings LLC 7.00% due 2/15/2031	143,000	146,412

Rain Carbon, Inc. 12.25% due 9/1/2029(4)	249,000	259,293

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Chemicals (continued)

Solstice Advanced Materials, Inc. 5.625% due 9/30/2033(4)	$149,000	$150,310

		556,015
Coal – 0.1%

SunCoke Energy, Inc. 4.875% due 6/30/2029(4)	209,000	194,061

		194,061
Commercial Banks – 2.9%

ABN AMRO Bank NV 3.324% (3.324% fixed rate until 12/13/2031; 5 yr. CMT rate + 1.90% thereafter) due 3/13/2037(1)(4)	200,000	182,898

Banco de Credito del Peru SA 5.65% (5.65% fixed rate until 10/15/2031; 5 yr. CMT rate + 1.96% thereafter) due 1/15/2037(1)(4)	232,000	233,044

BankUnited, Inc. 5.125% due 6/11/2030	288,000	289,399

Citizens Financial Group, Inc. 5.718% (5.718% fixed rate until 7/23/2031; 1 day USD SOFR + 1.91% thereafter) due 7/23/2032(1)	350,000	366,943

First Citizens BancShares, Inc. 5.60% (5.60% fixed rate until 9/5/2030; 5 yr. CMT rate + 1.85% thereafter) due 9/5/2035(1)	296,000	295,485

Freedom Mortgage Corp. 12.25% due 10/1/2030(4)	200,000	221,829

Goldman Sachs Group, Inc. 2.383% (2.383% fixed rate until 7/21/2031; 1 day USD SOFR + 1.25% thereafter) due 7/21/2032(1)	310,000	277,640

JPMorgan Chase & Co. 5.294% (5.294% fixed rate until 7/22/2034; 1 day USD SOFR + 1.46% thereafter) due 7/22/2035(1)	156,000	160,942
5.576% (5.576% fixed rate until 7/23/2035; 1 day USD SOFR + 1.64% thereafter) due 7/23/2036(1)	174,000	179,994

Morgan Stanley 5.297% (5.297% fixed rate until 4/20/2032; 1 day USD SOFR + 2.62% thereafter) due 4/20/2037(1)	729,000	741,539

PNC Financial Services Group, Inc. 5.676% (5.676% fixed rate until 1/22/2034; 1 day USD SOFR + 1.90% thereafter) due 1/22/2035(1)	417,000	439,572

December 31, 2025	Principal Amount	Value
Commercial Banks (continued)

Truist Financial Corp. 5.711% (5.711% fixed rate until 1/24/2034; 1 day USD SOFR + 1.92% thereafter) due 1/24/2035(1)	$273,000	$287,174

Wells Fargo & Co. 2.393% (2.393% fixed rate until 6/2/2027; 1 day USD SOFR + 2.10% thereafter) due 6/2/2028(1)	365,000	356,639

		4,033,098
Commercial Services – 1.2%

Allied Universal Holdco LLC 7.875% due 2/15/2031(4)	205,000	216,045

EquipmentShare.com, Inc. 9.00% due 5/15/2028(4)	277,000	287,853

Global Payments, Inc. 2.90% due 11/15/2031	242,000	216,886
5.55% due 11/15/2035	308,000	306,131

Herc Holdings, Inc. 7.25% due 6/15/2033(4)	209,000	221,620

Rentokil Terminix Funding LLC 5.625% due 4/28/2035(4)	400,000	412,243

Rollins, Inc. 5.25% due 2/24/2035	34,000	34,689

		1,695,467
Computers – 0.4%

CACI International, Inc. 6.375% due 6/15/2033(4)	133,000	137,612

Gartner, Inc. 4.50% due 7/1/2028(4)	309,000	308,001

International Business Machines Corp. 6.50% due 1/15/2028	83,000	87,126

		532,739
Cosmetics & Personal Care – 0.3%

Kenvue, Inc. 5.10% due 3/22/2043	219,000	210,274

Opal Bidco SAS 6.50% due 3/31/2032(4)	230,000	235,570

		445,844
Diversified Financial Services – 3.1%

Aircastle Ltd. 2.85% due 1/26/2028(4)	600,000	582,971

Atlas Warehouse Lending Co. LP 4.95% due 11/15/2030(4)	302,000	303,004

Aviation Capital Group LLC 6.375% due 7/15/2030(4)	280,000	299,124

Avolon Holdings Funding Ltd. 2.125% due 2/21/2026(4)	289,000	288,057
2.528% due 11/18/2027(4)	35,000	33,931
5.375% due 5/30/2030(4)	245,000	251,519

Citadel Securities Global Holdings LLC 6.20% due 6/18/2035(4)	500,000	526,321

Jane Street Group/JSG Finance, Inc. 6.75% due 5/1/2033(4)	202,000	210,847

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Diversified Financial Services (continued)

LPL Holdings, Inc. 4.00% due 3/15/2029(4)	$672,000	$660,775

Muthoot Finance Ltd., Reg S 6.375% due 4/23/2029	225,000	228,408

Navient Corp. 11.50% due 3/15/2031	197,000	220,653

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.50% due 3/15/2027(4)	365,000	365,560

Osaic Holdings, Inc. 6.75% due 8/1/2032(4)	147,000	153,559

Rocket Cos., Inc. 6.375% due 8/1/2033(4)	187,000	194,970

		4,319,699
Electric – 3.6%

AES Corp. 3.95% due 7/15/2030(4)	781,000	762,282

Appalachian Power Co. 5.65% due 4/1/2034	334,000	348,956

Capital Power U.S. Holdings, Inc. 6.189% due 6/1/2035(4)	200,000	208,795

Constellation Energy Generation LLC 5.60% due 6/15/2042	118,000	118,355

Dominion Energy, Inc. 5.45% due 3/15/2035	238,000	243,821
Series A 6.875% (6.875% fixed rate until 11/3/2029; 5 yr. CMT rate + 2.39% thereafter) due 2/1/2055(1)	145,000	150,717

Entergy Louisiana LLC 5.70% due 3/15/2054	233,000	231,433
5.80% due 3/15/2055	156,000	156,774

FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple 7.25% due 1/31/2041(4)	198,101	208,211

Florida Power & Light Co. 5.60% due 2/15/2066	143,000	140,757
5.80% due 3/15/2065	107,000	108,696

Lightning Power LLC 7.25% due 8/15/2032(4)	184,000	195,656

Louisville Gas & Electric Co. 5.85% due 8/15/2055	154,000	155,122

Narragansett Electric Co. 5.35% due 5/1/2034(4)	333,000	343,092

NRG Energy, Inc. 4.45% due 6/15/2029(4)	280,000	278,764
5.407% due 10/15/2035(4)	163,000	162,827
6.00% due 2/1/2033(4)	146,000	148,891

Oglethorpe Power Corp. 5.80% due 6/1/2054	194,000	189,546

Talen Energy Supply LLC 6.25% due 2/1/2034(4)	166,000	169,306

Vistra Operations Co. LLC 5.70% due 12/30/2034(4)	441,000	455,183

December 31, 2025	Principal Amount	Value
Electric (continued)
7.75% due 10/15/2031(4)	$138,000	$146,166

VoltaGrid LLC 7.375% due 11/1/2030(4)	143,000	141,677

		5,065,027
Electronics – 0.3%

Flex Ltd. 5.375% due 11/13/2035	191,000	190,551

Vontier Corp. 2.95% due 4/1/2031	243,000	222,917

		413,468
Engineering & Construction – 0.3%

MasTec, Inc. 4.50% due 8/15/2028(4)	351,000	348,803

		348,803
Entertainment – 0.4%

Flutter Treasury DAC 5.875% due 6/4/2031(4)	443,000	449,158

Warnermedia Holdings, Inc. 4.279% due 3/15/2032	174,000	152,740

		601,898
Food – 0.8%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.75% due 3/31/2034(4)	145,000	145,586

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.625% due 1/15/2032	239,000	223,650
5.75% due 4/1/2033	207,000	216,256

JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 6.375% due 4/15/2066(4)	211,000	210,088

Mars, Inc. 5.20% due 3/1/2035(4)	156,000	160,341

Pilgrim’s Pride Corp. 3.50% due 3/1/2032	181,000	167,207

		1,123,128
Gas – 0.2%

National Fuel Gas Co. 5.95% due 3/15/2035	288,000	301,036

		301,036
Healthcare-Products – 0.8%

180 Medical, Inc. 5.30% due 10/8/2035(4)	216,000	215,248

Baxter International, Inc. 2.539% due 2/1/2032	440,000	383,422
5.65% due 12/15/2035	303,000	306,641

VSP Optical Group, Inc. 5.45% due 12/1/2035(4)	229,000	230,525

		1,135,836
Healthcare-Services – 1.2%

Centene Corp. 2.45% due 7/15/2028	322,000	301,501
4.25% due 12/15/2027	229,000	227,652

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Healthcare-Services (continued)

Fresenius Medical Care U.S. Finance III, Inc. 2.375% due 2/16/2031(4)	$241,000	$214,076

Icon Investments Six DAC 6.00% due 5/8/2034	200,000	211,498

Tenet Healthcare Corp. 6.00% due 11/15/2033(4)	147,000	151,351

UnitedHealth Group, Inc. 3.45% due 1/15/2027	167,000	166,330

Universal Health Services, Inc. 2.65% due 1/15/2032	504,000	445,021

		1,717,429
Insurance – 3.6%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75% due 4/15/2028(4)	160,000	162,908

Athene Global Funding 1.985% due 8/19/2028(4)	43,000	40,366
2.50% due 3/24/2028(4)	83,000	79,717
5.033% due 7/17/2030(4)	623,000	627,652
5.62% due 5/8/2026(4)	283,000	284,343

Beacon Funding Trust 6.266% due 8/15/2054(4)	273,000	277,157

Belrose Funding Trust II 6.792% due 5/15/2055(4)	140,000	145,368

Brighthouse Financial Global Funding 5.65% due 6/10/2029(4)	408,000	416,917

Brown & Brown, Inc. 2.375% due 3/15/2031	601,000	538,864
5.25% due 6/23/2032	38,000	38,860
5.55% due 6/23/2035	78,000	79,978

CNO Global Funding 5.875% due 6/4/2027(4)	362,000	370,001

Corebridge Global Funding 4.90% due 8/21/2032(4)	179,000	180,077

GA Global Funding Trust 5.20% due 12/9/2031(4)	352,000	357,256
5.50% due 4/1/2032(4)	343,000	350,589

Jackson National Life Global Funding 4.60% due 10/1/2029(4)	302,000	302,604

Pricoa Global Funding I 4.75% due 8/26/2032(4)	182,000	183,233

RGA Global Funding 5.00% due 8/25/2032(4)	449,000	452,401

Sammons Financial Group Global Funding 5.10% due 12/10/2029(4)	187,000	191,495

		5,079,786
Internet – 0.6%

Meta Platforms, Inc. 4.875% due 11/15/2035	200,000	199,732
5.50% due 11/15/2045	146,000	141,769

Prosus NV, Reg S 4.027% due 8/3/2050	247,000	170,899

December 31, 2025	Principal Amount	Value
Internet (continued)

Uber Technologies, Inc. 5.35% due 9/15/2054	$187,000	$178,337

Weibo Corp. 3.375% due 7/8/2030	200,000	189,841

		880,578
Iron & Steel – 0.4%

Carpenter Technology Corp. 5.625% due 3/1/2034(4)	144,000	146,265

Commercial Metals Co. 5.75% due 11/15/2033(4)	145,000	148,267

Vale Overseas Ltd. 6.00% (6.00% fixed rate until 11/25/2030; 5 yr. CMT rate + 2.43% thereafter) due 2/25/2056(1)(4)	200,000	200,060

		494,592
Leisure Time – 0.6%

Carnival Corp. 6.125% due 2/15/2033(4)	145,000	149,726

Royal Caribbean Cruises Ltd. 5.375% due 7/15/2027(4)	227,000	228,720
5.375% due 1/15/2036	266,000	267,114
5.625% due 9/30/2031(4)	205,000	209,575

		855,135
Lodging – 0.5%

Hilton Domestic Operating Co., Inc. 5.50% due 3/31/2034(4)	207,000	208,422

MGM China Holdings Ltd., Reg S 4.75% due 2/1/2027	240,000	238,927

Wynn Macau Ltd. 6.75% due 2/15/2034(4)	200,000	202,574

		649,923
Machinery-Diversified – 0.7%

nVent Finance SARL 4.55% due 4/15/2028	403,000	405,260

Regal Rexnord Corp. 6.05% due 2/15/2026	541,000	542,037

		947,297
Media – 0.8%

CCO Holdings LLC/CCO Holdings Capital Corp. 4.50% due 5/1/2032	164,000	147,196
4.75% due 3/1/2030(4)	171,000	163,313

Directv Financing LLC 8.875% due 2/1/2030(4)	156,000	157,840

Paramount Global 3.375% due 2/15/2028	255,000	247,474
4.90% due 8/15/2044	99,000	71,046
6.875% due 4/30/2036	235,000	231,175

Univision Communications, Inc. 8.50% due 7/31/2031(4)	141,000	147,293

		1,165,337

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Mining – 1.7%

Anglo American Capital PLC 3.875% due 3/16/2029(4)	$340,000	$335,501
5.50% due 5/2/2033(4)	200,000	206,907
5.75% due 4/5/2034(4)	294,000	308,378

Antofagasta PLC 6.25% due 5/2/2034(4)	200,000	215,430

Glencore Funding LLC 6.375% due 10/6/2030(4)	216,000	232,457

Hecla Mining Co. 7.25% due 2/15/2028	99,000	99,623

Ivanhoe Mines Ltd. 7.875% due 1/23/2030(4)	245,000	252,770

Navoi Mining & Metallurgical Combinat 6.75% due 5/14/2030(4)	200,000	208,926

Novelis Corp. 6.875% due 1/30/2030(4)	247,000	256,473

Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. 5.854% due 5/13/2032(4)	200,000	208,882

		2,325,347
Miscellaneous Manufacturing – 0.1%

LSB Industries, Inc. 6.25% due 10/15/2028(4)	192,000	191,694

		191,694
Oil & Gas – 1.8%

Aethon United BR LP/Aethon United Finance Corp. 7.50% due 10/1/2029(4)	149,000	156,104

Antero Resources Corp. 7.625% due 2/1/2029(4)	449,000	455,693

Caturus Energy LLC 8.50% due 2/15/2030(4)	250,000	260,361

Continental Resources, Inc. 5.75% due 1/15/2031(4)	235,000	240,965

Crescent Energy Finance LLC 7.375% due 1/15/2033(4)	204,000	193,586

EQT Corp. 6.375% due 4/1/2029	109,000	112,791
7.00% due 2/1/2030	148,000	160,751

Expand Energy Corp. 5.375% due 3/15/2030	80,000	81,087

ORLEN SA 6.00% due 1/30/2035(4)	200,000	210,815

Petroleos Mexicanos 6.70% due 2/16/2032	213,000	212,431

SM Energy Co. 6.75% due 8/1/2029(4)	158,000	159,160

Transocean International Ltd. 7.875% due 10/15/2032(4)	146,000	152,482

Viper Energy Partners LLC 5.70% due 8/1/2035	135,000	137,772

		2,533,998

December 31, 2025	Principal Amount	Value
Oil & Gas Services – 0.2%

Kodiak Gas Services LLC 6.50% due 10/1/2033(4)	$147,000	$150,118

WBI Operating LLC 6.25% due 10/15/2030(4)	150,000	150,905

		301,023
Packaging & Containers – 0.1%

Clydesdale Acquisition Holdings, Inc. 6.75% due 4/15/2032(4)	144,000	148,072

		148,072
Pharmaceuticals – 1.0%

AbbVie, Inc. 4.80% due 3/15/2027	249,000	251,608

Bayer Corp. 6.65% due 2/15/2028(4)	343,000	359,069

Bayer U.S. Finance LLC 6.375% due 11/21/2030(4)	400,000	427,650

Pfizer Investment Enterprises Pte Ltd. 4.45% due 5/19/2028	250,000	253,315

Teva Pharmaceutical Finance Netherlands III BV 3.15% due 10/1/2026	25,000	24,711

		1,316,353
Pipelines – 1.9%

Boardwalk Pipelines LP 3.40% due 2/15/2031	231,000	218,555

Colonial Enterprises, Inc. 5.627% due 11/15/2035(4)	155,000	156,203

Columbia Pipelines Holding Co. LLC 4.999% due 11/17/2032(4)	334,000	333,970

DT Midstream, Inc. 4.125% due 6/15/2029(4)	286,000	282,230

Eastern Energy Gas Holdings LLC 5.65% due 10/15/2054	116,000	112,210
5.80% due 1/15/2035	207,000	218,567

Enbridge, Inc. 8.50% (8.50% fixed rate until 10/15/2033; 5 yr. CMT rate + 4.43% thereafter) due 1/15/2084(1)	300,000	344,001

Florida Gas Transmission Co. LLC 5.75% due 7/15/2035(4)	202,000	209,603

NGPL PipeCo LLC 3.25% due 7/15/2031(4)	564,000	518,857

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50% due 3/1/2030	310,000	314,776

		2,708,972
Real Estate – 0.2%

Kennedy-Wilson, Inc. 4.75% due 3/1/2029	201,000	195,180

		195,180

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Real Estate Investment Trusts – 1.3%

Brandywine Operating Partnership LP 4.55% due 10/1/2029	$194,000	$185,156

CFE Fibra E 5.875% due 9/23/2040(4)	198,334	197,951

Crown Castle, Inc. 3.30% due 7/1/2030	308,000	292,155

EPR Properties 4.50% due 6/1/2027	180,000	180,275

Host Hotels & Resorts LP 5.70% due 6/15/2032	219,000	228,666

Iron Mountain Information Management Services, Inc. 5.00% due 7/15/2032(4)	161,000	153,701

Millrose Properties, Inc. 6.375% due 8/1/2030(4)	151,000	154,507

Piedmont Operating Partnership LP 5.625% due 1/15/2033	104,000	105,066

VICI Properties LP/VICI Note Co., Inc. 4.625% due 12/1/2029(4)	314,000	313,387

		1,810,864
Retail – 0.3%

Advance Auto Parts, Inc. 7.00% due 8/1/2030(4)	126,000	126,667

QXO Building Products, Inc. 6.75% due 4/30/2032(4)	315,000	328,992

		455,659
Semiconductors – 1.1%

Broadcom, Inc. 4.15% due 4/15/2032(4)	427,000	417,539
5.15% due 11/15/2031	225,000	233,426

Foundry JV Holdco LLC 5.50% due 1/25/2031(4)	200,000	206,439
5.90% due 1/25/2033(4)	447,000	467,717
6.15% due 1/25/2032(4)	200,000	211,938

		1,537,059
Software – 0.8%

Atlassian Corp. 5.50% due 5/15/2034	269,000	278,366

Fair Isaac Corp. 6.00% due 5/15/2033(4)	251,000	257,814

Oracle Corp. 5.95% due 9/26/2055	479,000	424,401
6.90% due 11/9/2052	150,000	148,219

		1,108,800
Telecommunications – 0.3%

Cipher Compute LLC 7.125% due 11/15/2030(4)	140,000	142,588

Sprint Capital Corp. 8.75% due 3/15/2032	212,000	256,383

		398,971

December 31, 2025	Principal Amount	Value
Transportation – 0.8%

GXO Logistics, Inc. 6.50% due 5/6/2034	$521,000	$562,813

Rand Parent LLC 8.50% due 2/15/2030(4)	276,000	287,551

Watco Cos. LLC/Watco Finance Corp. 7.125% due 8/1/2032(4)	209,000	218,887

		1,069,251

Total Corporate Bonds & Notes (Cost $54,286,935)		55,242,380
Non-Agency Mortgage-Backed Securities – 12.1%

BANK Series 2019-BN21, Class A5 2.851% due 10/17/2052	200,000	189,461

Bank5 Series 2025-5YR14, Class A3 5.646% due 4/15/2058	610,000	637,925

BBCMS Mortgage Trust
Series 2023-C21, Class A5 6.00% due 9/15/2056(1)(2)	370,000	397,935
Series 2025-5C33, Class A4 5.839% due 3/15/2058	170,000	178,973
Series 2025-5C34, Class A3 5.659% due 5/15/2058	210,000	219,859

Benchmark Mortgage Trust
Series 2018-B2, Class A5 3.882% due 2/15/2051(1)(2)	290,000	287,727
Series 2024-V11, Class A3 5.909% due 11/15/2057(1)(2)	200,000	210,199
Series 2024-V12, Class A3 5.739% due 12/15/2057	320,000	334,777
Series 2024-V6, Class A3 5.926% due 3/15/2057	160,000	167,165
Series 2024-V7, Class A3 6.228% due 5/15/2056(1)(2)	330,000	348,282
Series 2024-V9, Class A3 5.602% due 8/15/2057	480,000	498,761
Series 2025-V18, Class A3 5.184% due 10/15/2058	280,000	288,345

BMO Mortgage Trust
Series 2023-C5, Class A4 5.494% due 6/15/2056	220,000	228,770
Series 2024-5C5, Class A3 5.857% due 2/15/2057	250,000	261,123
Series 2024-5C8, Class A3 5.625% due 12/15/2057(1)(2)	270,000	281,067

BX Commercial Mortgage Trust Series 2025-COPT, Class A 5.50% due 8/15/2042(1)(2)(4)	240,000	240,446

BX Trust Series 2025-ARIA, Class A 5.031% due 12/13/2042(1)(2)(4)	340,000	343,082
Series 2025-ROIC, Class B 5.144% due 3/15/2030(1)(2)(4)	308,796	307,638
Series 2025-VLT6, Class B 5.643% due 3/15/2042(1)(2)(4)	100,000	99,813
Series 2025-VOLT, Class D 6.50% due 12/15/2044(1)(2)(4)	220,000	220,000

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

CIM Trust Series 2021-INV1, Class A2 2.50% due 7/1/2051(1)(2)(4)	$398,110	$332,702
Series 2021-J3, Class A1 2.50% due 6/25/2051(1)(2)(4)	782,731	654,639

Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1, Class A3B 3.00% due 11/27/2051(1)(2)(4)	74,237	65,152

CONE Trust Series 2024-DFW1, Class A 5.392% due 8/15/2041(1)(2)(4)	210,000	209,673

Connecticut Avenue Securities Trust Series 2022-R02, Class 2M1 5.074% due 1/25/2042(1)(2)(4)	10,584	10,581
Series 2023-R01, Class 1M2 7.624% due 12/25/2042(1)(2)(4)	180,000	188,002
Series 2023-R03, Class 2M2 7.774% due 4/25/2043(1)(2)(4)	85,000	89,378
Series 2023-R04, Class 1M1 6.174% due 5/25/2043(1)(2)(4)	187,620	191,148

DBC Mortgage Trust Series 2025-DBC, Class A 5.101% due 11/15/2042(1)(2)(4)	190,000	190,147

EFMT Series 2025-INV4, Class A1 5.10% due 10/25/2070(1)(2)(4)	227,640	228,270

Flagstar Mortgage Trust Series 2021-3INV, Class A2 2.50% due 6/25/2051(1)(2)(4)	529,936	443,531
Series 2021-7, Class A1 2.50% due 8/25/2051(1)(2)(4)	387,776	324,783

Freddie Mac STACR REMIC Trust Series 2022-DNA1, Class M2 6.374% due 1/25/2042(1)(2)(4)	225,000	228,220
Series 2022-DNA3, Class M2 8.224% due 4/25/2042(1)(2)(4)	150,000	156,236
Series 2022-HQA1, Class M2 9.124% due 3/25/2042(1)(2)(4)	160,000	167,830

GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2 2.50% due 4/25/2052(1)(2)(4)	299,011	250,258
Series 2021-PJ2, Class A2 2.50% due 7/25/2051(1)(2)(4)	411,301	344,240
Series 2021-PJ8, Class A2 2.50% due 1/25/2052(1)(2)(4)	543,990	455,621

JP Morgan Mortgage Trust Series 2021-13, Class A3 2.50% due 4/25/2052(1)(2)(4)	420,559	351,988
Series 2021-INV6, Class A2 3.00% due 4/25/2052(1)(2)(4)	169,236	148,414
Series 2021-INV8, Class A2 3.00% due 5/25/2052(1)(2)(4)	389,576	341,412
Series 2022-1, Class A3 2.50% due 7/25/2052(1)(2)(4)	191,454	160,238
Series 2022-4, Class A3 3.00% due 10/25/2052(1)(2)(4)	306,873	267,783
Series 2022-INV1, Class A3 3.00% due 3/25/2052(1)(2)(4)	234,006	204,923

December 31, 2025	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Series 2022-INV3, Class A3B 3.00% due 9/25/2052(1)(2)(4)	$223,495	$195,167
Series 2025-DSC1, Class A1 5.577% due 9/25/2065(1)(2)(4)	356,658	360,183
Series 2025-VIS3, Class A1 5.062% due 2/25/2066(1)(2)(4)	196,694	197,368

KIND Commercial Mortgage Trust Series 2024-1, Class A 5.64% due 8/15/2041(1)(2)(4)	220,000	220,137

MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.754% due 10/15/2042(1)(2)(4)	190,000	190,720

Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-5C1, Class A3 5.635% due 3/15/2058	150,000	156,707

Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2, Class A1 5.443% due 7/25/2070(1)(2)(4)	280,151	282,863

New Residential Mortgage Loan Trust Series 2025-NQM3, Class A1 5.53% due 5/25/2065(1)(2)(4)	299,202	302,465

NYMT Loan Trust Series 2025-INV2, Class A1 5.00% due 10/25/2060(1)(2)(4)	98,904	99,394

OBX Trust Series 2025-NQM16, Class A1 4.905% due 8/25/2065(1)(2)(4)	124,448	124,528
Series 2025-NQM17, Class A1FC 4.848% due 8/25/2065(1)(2)(4)	213,836	213,686

Rate Mortgage Trust Series 2021-HB1, Class A1 2.50% due 12/25/2051(1)(2)(4)	326,681	272,600

RCKT Mortgage Trust Series 2021-4, Class A1 2.50% due 9/25/2051(1)(2)(4)	85,615	71,977

ROCK Trust Series 2024-CNTR, Class A 5.388% due 11/13/2041(4)	240,000	246,571

Sequoia Mortgage Trust Series 2025-S2, Class A1 4.00% due 11/25/2055(1)(2)(4)	99,489	93,083

SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.193% due 2/15/2042(1)(2)(4)	370,000	366,555

TEXAS Commercial Mortgage Trust Series 2025-TWR, Class B 5.343% due 4/15/2042(1)(2)(4)	200,000	199,502

Towd Point Mortgage Trust Series 2019-HY1, Class M2 5.846% due 10/25/2048(1)(2)(4)	210,000	218,362

Verus Securitization Trust Series 2025-9, Class A1 4.935% due 10/27/2070(1)(2)(4)	303,211	303,566

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class A3 3.055% due 6/15/2052	$264,019	$254,230
Series 2021-C61, Class A4 2.658% due 11/15/2054	250,000	224,767
Series 2025-5C3, Class A3 6.096% due 1/15/2058	220,000	232,950
Series 2025-C65, Class A5 5.292% due 10/15/2058	320,000	328,902

Total Non-Agency Mortgage-Backed Securities (Cost $16,777,436)		16,902,800
Senior Secured Loans – 1.8%

Airlines – 0.1%

American Airlines, Inc. 2025 Term Loan 6.134% (3 mo. USD Term SOFR + 2.25%) due 4/20/2028(1)	115,214	115,415

		115,415
Commercial Services – 0.2%

Prime Security Services Borrower LLC 2025 Incremental Term Loan B 5.585% (1 mo. USD Term SOFR + 1.75%) due 3/7/2032(1)	221,882	221,175

		221,175
Distribution/Wholesale – 0.1%

Resideo Funding, Inc. 2025 Incremental Term Loan 5.723% (3 mo. USD Term SOFR + 2.00%) due 8/13/2032(1)	97,755	97,877

		97,877
Diversified Financial Services – 0.3%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 5.484% (1 mo. USD Term SOFR + 1.75%) due 6/24/2030(1)	418,770	420,985

Hudson River Trading LLC 2024 Term Loan B 6.486% (1 mo. USD Term SOFR + 2.75%) due 3/18/2030(1)	79,597	79,890

		500,875
Electric – 0.4%

Alpha Generation LLC Term Loan B 5.716% (1 mo. USD Term SOFR + 2.00%) due 9/30/2031(1)	336,445	337,320

Calpine Corp. 2024 Term Loan B10 5.466% (1 mo. USD Term SOFR + 1.75%) due 1/31/2031(1)	181,000	180,980

December 31, 2025	Principal Amount	Value
Electric (continued)

NRG Energy, Inc. 2024 Term Loan 5.593% (3 mo. USD Term SOFR + 1.75%) due 4/16/2031(1)	$77,154	$77,334

		595,634
Entertainment – 0.4%

Flutter Financing BV 2024 Term Loan B 5.422% (3 mo. USD Term SOFR + 1.75%) due 11/30/2030(1)	365,265	364,655

SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3 5.716% (1 mo. USD Term SOFR + 2.00%) due 12/4/2031(1)	80,619	79,980

Six Flags Entertainment Corp. 2024 Term Loan B 5.716% (1 mo. USD Term SOFR + 2.00%) due 5/1/2031(1)	76,684	75,694

		520,329
Environmental Control – 0.1%

Clean Harbors, Inc. 2025 Term Loan 5.216% (1 mo. USD Term SOFR + 1.50%) due 10/8/2032(1)	207,000	208,724

		208,724
Pipelines – 0.2%

Colossus Acquireco LLC Term Loan B 5.41% (3 mo. USD Term SOFR + 1.75%) due 7/30/2032(1)	235,410	235,116

		235,116

Total Senior Secured Loans (Cost $2,492,202)		2,495,145
Foreign Government – 0.3%

Republic of South Africa Government International Bonds 6.125% due 12/11/2037(4)	USD 200,000	197,299

Romania Government International Bonds 6.625% due 5/16/2036(4)	USD 266,000	277,252

Total Foreign Government (Cost $463,434)		474,551
U.S. Government Securities – 18.9%

U.S. Treasury Bonds 4.00% due 11/15/2042	$2,326,000	$2,131,924
4.50% due 11/15/2054	3,365,900	3,174,727
4.625% due 11/15/2044	4,277,000	4,191,126
4.75% due 2/15/2045	3,873,000	3,853,333

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2025	Principal Amount	Value
U.S. Government Securities (continued)
4.75% due 5/15/2055	$5,393,000	$5,299,465

U.S. Treasury Notes 3.625% due 8/31/2027	3,398,000	3,405,566
3.625% due 8/31/2030	4,413,000	4,397,313

Total U.S. Government Securities (Cost $26,496,819)		26,453,454
Repurchase Agreements – 1.3%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $1,879,245, due 1/2/2026(5)	1,879,134	1,879,134

Total Repurchase Agreements (Cost $1,879,134)		1,879,134

Total Investments – 116.1% (Cost $161,623,466)		162,645,499

Liabilities in excess of other assets – (16.1)%		(22,569,684)

Total Net Assets – 100.0%		$140,075,815
(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at December 31, 2025.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	TBA — To be announced.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2025, the aggregate market value of these securities amounted to $57,521,505, representing 41.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	4/30/2027	$1,926,100	$1,916,768

Open futures contracts at December 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	March 2026	39	Long	$8,136,334	$8,142,773	$6,439
U.S. Ultra 10-Year Treasury Note	March 2026	15	Long	1,820,281	1,725,234	(95,047)
Total				$9,956,615	$9,868,007	$(88,608)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2026	4	Short	$(435,806)	$(437,219)	$(1,413)

Legend:

ACES — Alternative Credit Enhancement Securities

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$39,296,510	$—	$39,296,510
Asset-Backed Securities	—	19,901,525	—	19,901,525
Corporate Bonds & Notes	—	55,242,380	—	55,242,380
Non-Agency Mortgage-Backed Securities	—	16,902,800	—	16,902,800
Senior Secured Loans	—	2,495,145	—	2,495,145
Foreign Government	—	474,551	—	474,551
U.S. Government Securities	—	26,453,454	—	26,453,454
Repurchase Agreements	—	1,879,134	—	1,879,134
Total	$—	$162,645,499	$—	$162,645,499
Other Financial Instruments
Futures Contracts
Assets	$6,439	$—	$—	$6,439
Liabilities	(96,460)	—	—	(96,460)
Total	$(90,021)	$—	$—	$(90,021)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$162,645,499

Cash	6,849

Receivable for investments sold	31,913,773

Interest receivable	1,285,563

Cash deposits with brokers for futures contracts	81,757

Reimbursement receivable from adviser	13,316

Prepaid expenses	7,081

Total Assets	195,953,838

Liabilities

Payable for investments purchased	55,636,869

Payable for fund shares redeemed	54,520

Investment advisory fees payable	54,104

Accrued custodian and accounting fees	49,935

Distribution fees payable	30,058

Accrued audit fees	14,079

Payable for variation margin on futures contracts	5,087

Accrued trustees’ and officers’ fees	755

Accrued expenses and other liabilities	32,616

Total Liabilities	55,878,023

Total Net Assets	$140,075,815

Net Assets Consist of:

Paid-in capital	$105,841,455

Distributable earnings	34,234,360

Total Net Assets	$140,075,815

Investments, at Cost	$161,623,466

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	12,173,805

Net Asset Value Per Share	$11.51

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Interest	$7,878,128

Total Investment Income	7,878,128

Expenses

Investment advisory fees	690,586

Distribution fees	383,659

Custodian and accounting fees	165,900

Professional fees	82,011

Trustees’ and officers’ fees	53,492

Administrative fees	48,582

Transfer agent fees	16,864

Shareholder reports	2,613

Other expenses	9,600

Total Expenses	1,453,307

Less: Fees waived	(200,358)

Total Expenses, Net	1,252,949

Net Investment Income/(Loss)	6,625,179

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(1,114,756)

Net realized gain/(loss) from futures contracts	(165,873)

Net change in unrealized appreciation/(depreciation) on investments	4,907,039

Net change in unrealized appreciation/(depreciation) on futures contracts	185,929

Net Gain on Investments and Derivative Contracts	3,812,339

Net Increase in Net Assets Resulting From Operations	$10,437,518

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$6,625,179	$8,849,335

Net realized gain/(loss) from investments and derivative contracts	(1,280,629)	(698,191)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	5,092,968	(3,233,090)

Net Increase in Net Assets Resulting from Operations	10,437,518	4,918,054

Capital Share Transactions

Proceeds from sales of shares	10,211,036	24,217,318

Cost of shares redeemed	(50,004,378)	(84,348,756)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(39,793,342)	(60,131,438)

Net Decrease in Net Assets	(29,355,824)	(55,213,384)

Net Assets

Beginning of year	169,431,639	224,645,023

End of year	$140,075,815	$169,431,639

Other Information:

Shares

Sold	914,341	2,301,423

Redeemed	(4,504,310)	(7,926,283)

Net Decrease	(3,589,969)	(5,624,860)

14	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

15

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$10.75	$0.48	$0.28	$0.76	$11.51	7.07%

Year Ended 12/31/24	10.50	0.47	(0.22)	0.25	10.75	2.38%

Year Ended 12/31/23	9.93	0.41	0.16	0.57	10.50	5.74%

Year Ended 12/31/22	11.58	0.26	(1.91)	(1.65)	9.93	(14.25)%

Year Ended 12/31/21	11.58	0.16	(0.16)	0.00	11.58	0.00%

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$140,076	0.82%	0.95%	4.31%	4.18%	116%

169,432	0.81%	0.88%	4.45%	4.38%	123%

224,645	0.81%	0.84%	4.02%	3.99%	137%

253,133	0.81%	0.81%	2.46%	2.46%	198%

345,332	0.80%	0.80%	1.42%	1.42%	181%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Core Plus Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks income and capital appreciation to produce a high total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments for hedging and non-hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps held as of December 31, 2025.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of December 31, 2025.

f. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars.

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/ (depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

g. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

h. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

i. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

j. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.82% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.81%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $200,358.

Park Avenue has entered into a Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”). Lord Abbett is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $383,659 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (“TBA”) securities) for the year ended December 31, 2025, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$83,963,035	$91,485,240
Sales	101,896,765	100,694,635

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a

22

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

TBA securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

e. Mortgage Dollar Rolls The Fund may engage from time to time in mortgage dollar roll transactions, which involve a sale by the Fund of a mortgage-backed security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. These transactions are typically used for short term financing. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for the Fund. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll transaction, while substantially similar, may be inferior to the securities initially sold by the Fund to the counterparty. The transactions involve the risk that the market price of mortgage-backed securities in a mortgage dollar roll transaction decline below the agreed-upon future repurchase price. Conversely, the market value of the securities subject to a Fund’s forward sale commitment may increase above the exercise price of the forward commitment. Dollar rolls (and when-issued, delayed delivery and to-be-announced transactions) are speculative techniques that may result in leverage and increased volatility. These transactions may also increase risk associated with volatility and losses and are subject to counterparty risk. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2025, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities

23

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the year ended December 31, 2025 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

As of December 31, 2025, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$6,439

Liability Derivatives
Futures Contracts[1]	$(96,460)
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the year ended December 31, 2025 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(165,873)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$185,929

Average Number of Notional Amounts
Futures Contracts[3]	90
[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

k. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and

24

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

l. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Core Plus Fixed Income VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Core Plus Fixed Income VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, agents, and brokers; when replies were not received from agents and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

27

This Page Intentionally Left Blank

28

This Page Intentionally Left Blank

29

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8167

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Diversified Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Diversified Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 98.0%
Aerospace & Defense – 1.5%

Airbus SE (Netherlands)	1,912	$443,495

Northrop Grumman Corp.	796	453,887

RTX Corp.	3,431	629,245

		1,526,627
Air Freight & Logistics – 0.9%

FedEx Corp.	2,966	856,759

		856,759
Automobiles – 2.5%

General Motors Co.	3,475	282,587

Tesla, Inc.(1)	4,924	2,214,421

		2,497,008
Banks – 2.3%

Citigroup, Inc.	11,219	1,309,145

JPMorgan Chase & Co.	2,491	802,650

PNC Financial Services Group, Inc.	884	184,517

		2,296,312
Beverages – 1.3%

Coca-Cola Co.	13,739	960,494

Keurig Dr Pepper, Inc.	6,308	176,687

PepsiCo, Inc.	1,208	173,372

		1,310,553
Biotechnology – 1.9%

AbbVie, Inc.	3,556	812,510

Gilead Sciences, Inc.	2,461	302,063

Regeneron Pharmaceuticals, Inc.	757	584,306

Vertex Pharmaceuticals, Inc.(1)	499	226,227

		1,925,106
Broadline Retail – 4.5%

Amazon.com, Inc.(1)	19,215	4,435,206

		4,435,206
Building Products – 0.4%

Trane Technologies PLC	919	357,675

		357,675
Capital Markets – 2.2%

Blackrock, Inc.	490	524,466

Charles Schwab Corp.	5,780	577,480

CME Group, Inc.	964	263,249

Nasdaq, Inc.	3,467	336,750

TPG, Inc.	7,743	494,313

		2,196,258
Chemicals – 0.9%

Corteva, Inc.	4,699	314,974

Linde PLC	325	138,577

PPG Industries, Inc.	2,463	252,359

Solstice Advanced Materials, Inc.(1)	4,364	212,003

		917,913
Commercial Services & Supplies – 0.5%

Cintas Corp.	827	155,534

Copart, Inc.(1)	3,940	154,251

Waste Connections, Inc.	1,261	221,129

		530,914

December 31, 2025	Shares	Value
Communications Equipment – 2.0%

Cisco Systems, Inc.	26,216	$2,019,418

		2,019,418
Construction Materials – 0.7%

CRH PLC(2)	5,900	736,320

		736,320
Consumer Finance – 1.1%

Capital One Financial Corp.	4,504	1,091,589

		1,091,589
Consumer Staples Distribution & Retail – 2.0%

BJ’s Wholesale Club Holdings, Inc.(1)	1,454	130,904

Costco Wholesale Corp.	446	384,604

Target Corp.	1,958	191,394

U.S. Foods Holding Corp.(1)	1,007	75,847

Walmart, Inc.	10,900	1,214,369

		1,997,118
Electric Utilities – 1.7%

Constellation Energy Corp.	524	185,113

NextEra Energy, Inc.	6,250	501,750

NRG Energy, Inc.	2,899	461,637

PPL Corp.	7,313	256,101

Xcel Energy, Inc.	3,038	224,387

		1,628,988
Electrical Equipment – 0.5%

GE Vernova, Inc.	788	515,013

		515,013
Energy Equipment & Services – 0.1%

SLB Ltd.	1,577	60,525

		60,525
Entertainment – 3.0%

Liberty Media Corp.-Liberty Formula One, Class C(1)	2,486	244,896

Live Nation Entertainment, Inc.(1)	3,690	525,825

Netflix, Inc.(1)	6,488	608,315

ROBLOX Corp., Class A(1)	3,470	281,174

Spotify Technology SA(1)	492	285,709

Walt Disney Co.	9,095	1,034,738

		2,980,657
Financial Services – 4.3%

Apollo Global Management, Inc.	3,408	493,342

Berkshire Hathaway, Inc., Class B(1)	2,215	1,113,370

Corebridge Financial, Inc.	2,258	68,124

Mastercard, Inc., Class A	2,716	1,550,510

Toast, Inc., Class A(1)	4,112	146,017

Visa, Inc., Class A	2,583	905,884

		4,277,247
Food Products – 0.2%

Mondelez International, Inc., Class A	3,004	161,705

		161,705
Ground Transportation – 0.5%

Union Pacific Corp.	2,011	465,185

		465,185

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

December 31, 2025	Shares	Value
Health Care Equipment & Supplies – 2.0%

Abbott Laboratories	1,279	$160,246

Becton Dickinson & Co.	2,279	442,286

Boston Scientific Corp.(1)	4,584	437,084

Dexcom, Inc.(1)	2,334	154,908

Edwards Lifesciences Corp.(1)	1,919	163,595

Intuitive Surgical, Inc.(1)	651	368,700

Medtronic PLC	1,546	148,509

Stryker Corp.	169	59,398

		1,934,726
Health Care Providers & Services – 1.9%

Cardinal Health, Inc.	679	139,535

Cencora, Inc.(2)	143	48,298

CVS Health Corp.	2,521	200,067

HCA Healthcare, Inc.	356	166,202

McKesson Corp.	839	688,223

UnitedHealth Group, Inc.	2,059	679,696

		1,922,021
Health Care REITs – 0.5%

Welltower, Inc.	2,773	514,697

		514,697
Hotels, Restaurants & Leisure – 0.6%

Chipotle Mexican Grill, Inc.(1)	4,246	157,102

McDonald’s Corp.	1,066	325,801

Starbucks Corp.	1,713	144,252

		627,155
Household Products – 0.6%

Procter & Gamble Co.	4,207	602,905

		602,905
Industrial Conglomerates – 0.7%

Honeywell International, Inc.	3,515	685,741

		685,741
Industrial REITs – 0.5%

Prologis, Inc.	3,903	498,257

		498,257
Insurance – 3.0%

Allstate Corp.	4,009	834,473

American International Group, Inc.	6,713	574,297

Aon PLC, Class A	733	258,661

Arch Capital Group Ltd.(1)	2,661	255,243

Assured Guaranty Ltd.	1,017	91,398

AXA SA (France)	1,909	91,813

Progressive Corp.	1,492	339,758

Prudential PLC (United Kingdom)	21,733	335,324

Unum Group	2,009	155,698

		2,936,665
Interactive Media & Services – 8.1%

Alphabet, Inc., Class A	17,060	5,339,780

Meta Platforms, Inc., Class A	4,050	2,673,365

		8,013,145

December 31, 2025	Shares	Value
Life Sciences Tools & Services – 1.7%

Bio-Rad Laboratories, Inc., Class A(1)	1,325	$401,462

Danaher Corp.	783	179,244

Thermo Fisher Scientific, Inc.	1,815	1,051,702

		1,632,408
Machinery – 1.4%

Fortive Corp.	8,036	443,667

Ingersoll Rand, Inc.	3,887	307,928

Otis Worldwide Corp.	6,762	590,661

		1,342,256
Media – 0.1%

Charter Communications, Inc., Class A(1)	543	113,351

		113,351
Metals & Mining – 0.7%

Barrick Mining Corp.	6,227	271,186

Glencore PLC (United Kingdom)(1)	70,744	384,829

		656,015
Multi-Utilities – 0.6%

Ameren Corp.	4,217	421,110

CenterPoint Energy, Inc.	5,412	207,496

		628,606
Oil, Gas & Consumable Fuels – 3.3%

Antero Resources Corp.(1)	4,340	149,556

BP PLC (United Kingdom)	30,510	177,110

Cenovus Energy, Inc. (Canada)	24,774	419,112

ConocoPhillips	6,705	627,655

Exxon Mobil Corp.	12,453	1,498,594

Shell PLC (United Kingdom)	11,498	422,371

		3,294,398
Passenger Airlines – 0.3%

Southwest Airlines Co.	6,608	273,109

		273,109
Pharmaceuticals – 3.1%

Eli Lilly & Co.	1,634	1,756,027

Johnson & Johnson	3,897	806,484

Merck & Co., Inc.	4,287	451,250

		3,013,761
Semiconductors & Semiconductor Equipment – 16.7%

Advanced Micro Devices, Inc.(1)	6,117	1,310,017

Analog Devices, Inc.	3,555	964,116

Broadcom, Inc.	9,990	3,457,539

Intel Corp.(1)	25,234	931,135

Lam Research Corp.	11,031	1,888,287

Marvell Technology, Inc.	14,018	1,191,250

NVIDIA Corp.	34,551	6,443,761

Qnity Electronics, Inc., Class W/I	2,751	224,619

QUALCOMM, Inc.	467	79,880

		16,490,604
Software – 7.9%

AppLovin Corp., Class A(1)	212	142,850

Microsoft Corp.	13,348	6,455,360

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

December 31, 2025	Shares	Value
Software (continued)

Oracle Corp.	1,226	$238,960

Palantir Technologies, Inc., Class A(1)	5,747	1,021,529

		7,858,699
Specialized REITs – 1.0%

American Tower Corp.	5,579	979,505

		979,505
Specialty Retail – 1.1%

Home Depot, Inc.	1,602	551,248

TJX Cos., Inc.	2,990	459,294

Ulta Beauty, Inc.(1)	109	65,946

		1,076,488
Technology Hardware, Storage & Peripherals – 5.9%

Apple, Inc.	18,715	5,087,860

Pure Storage, Inc., Class A(1)	10,630	712,316

		5,800,176
Textiles, Apparel & Luxury Goods – 0.3%

Levi Strauss & Co., Class A	5,417	112,348

NIKE, Inc., Class B	414	26,376

On Holding AG, Class A(1)	3,895	181,040

		319,764
Tobacco – 0.6%

Philip Morris International, Inc.	3,655	586,262

		586,262
Trading Companies & Distributors – 0.4%

United Rentals, Inc.	452	365,813

		365,813

Total Common Stocks (Cost $63,893,400)		96,950,623
Exchange-Traded Funds – 1.1%

SPDR S&P 500 ETF Trust	1,519	1,035,837

Total Exchange-Traded Funds (Cost $1,019,328)		1,035,837

December 31, 2025	Principal Amount	Value
Repurchase Agreements – 1.0%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $1,022,547, due 1/2/2026(3)	$1,022,487	$1,022,487

Total Repurchase Agreements (Cost $1,022,487)		1,022,487

Total Investments – 100.1% (Cost $65,935,215)		99,008,947

Liabilities in excess of other assets – (0.1)%		(63,530)

Total Net Assets – 100.0%		$98,945,417

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of fund’s Net Assets
CRH PLC	$5,900	$565,059	$736,320	1/30/2025	0.74%
Cencora, Inc.	143	39,774	48,298	4/8/2025	0.05%

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	5/15/2027	$1,023,300	$1,043,107

Legend:

REITs – Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$95,095,681	$1,854,942	*	$—	$96,950,623
Exchange-Traded Funds	1,035,837	—		—	1,035,837
Repurchase Agreements	—	1,022,487		—	1,022,487
Total	$96,131,518	$2,877,429		$—	$99,008,947

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$99,008,947

Dividends/interest receivable	53,041

Foreign tax reclaims receivable	7,591

Reimbursement receivable from adviser	6,336

Prepaid expenses	4,169

Total Assets	99,080,084

Liabilities

Due to custodian foreign currency	535

Investment advisory fees payable	50,969

Distribution fees payable	21,237

Accrued custodian and accounting fees	16,148

Accrued administrative fees	13,781

Payable for fund shares redeemed	10,320

Accrued audit fees	9,268

Accrued trustees’ and officers’ fees	555

Accrued expenses and other liabilities	11,854

Total Liabilities	134,667

Total Net Assets	$98,945,417

Net Assets Consist of:

Paid-in capital	$(75,095,901)

Distributable earnings	174,041,318

Total Net Assets	$98,945,417

Investments, at Cost	$65,935,215

Foreign currency, proceeds	$535

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	2,655,560

Net Asset Value Per Share	$37.26

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$1,225,062

Interest	7,348

Total Investment Income	1,232,410

Expenses

Investment advisory fees	628,432

Distribution fees	261,846

Professional fees	54,824

Custodian and accounting fees	43,260

Trustees’ and officers’ fees	36,323

Administrative fees	35,746

Transfer agent fees	16,302

Shareholder reports	3,130

Other expenses	6,948

Total Expenses	1,086,811

Less: Fees waived	(88,313)

Total Expenses, Net	998,498

Net Investment Income/(Loss)	233,912

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	28,914,303

Net realized gain/(loss) from foreign currency transactions	2,056

Net change in unrealized appreciation/(depreciation) on investments	(11,738,601)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	762

Net Gain on Investments and Foreign Currency Transactions	17,178,520

Net Increase in Net Assets Resulting From Operations	$17,412,432

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$233,912	$412,420

Net realized gain/(loss) from investments and foreign currency transactions	28,916,359	32,192,761

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(11,737,839)	(2,207,695)

Net Increase in Net Assets Resulting from Operations	17,412,432	30,397,486

Capital Share Transactions

Proceeds from sales of shares	3,526,651	647,071

Cost of shares redeemed	(36,164,926)	(54,621,613)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(32,638,275)	(53,974,542)

Net Decrease in Net Assets	(15,225,843)	(23,577,056)

Net Assets

Beginning of year	114,171,260	137,748,316

End of year	$98,945,417	$114,171,260

Other Information:

Shares

Sold	114,655	21,915

Redeemed	(1,076,994)	(1,898,253)

Net Decrease	(962,339)	(1,876,338)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$31.56	$0.07	$5.63	$5.70	$37.26	18.06%

Year Ended 12/31/24	25.07	0.09	6.40	6.49	31.56	25.89%

Year Ended 12/31/23	19.44	0.11	5.52	5.63	25.07	28.96%

Year Ended 12/31/22	23.63	0.11	(4.30)	(4.19)	19.44	(17.73)%

Year Ended 12/31/21	19.05	0.08	4.50	4.58	23.63	24.04%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$98,945	0.95%	1.04%	0.23%	0.14%	75%

114,171	0.96%	1.02%	0.32%	0.26%	52%

137,748	0.96%	1.00%	0.51%	0.47%	39%

141,042	0.96%	0.99%	0.53%	0.50%	45%

192,042	0.95%	0.95%	0.36%	0.36%	44%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Diversified Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.60% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.95% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.96%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $88,313.

Park Avenue has entered into a Sub-Advisory Agreement with Putnam Investment Management, LLC (“Putnam”). Putnam is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $261,846 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $79,042,260 and $111,814,776, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2025, the Fund held two illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a

$10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Diversified Research VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Diversified Research VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s)

included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meeting were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

14

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8168

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Global Utilities VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Global Utilities VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 99.1%

Bermuda – 2.6%

CK Infrastructure Holdings Ltd.	151,199	$1,119,014

		1,119,014
Brazil – 3.8%

Cia de Saneamento Basico do Estado de Sao Paulo	66,618	1,596,649

		1,596,649
China – 3.2%

ENN Energy Holdings Ltd.	150,394	1,335,405

		1,335,405
France – 5.8%

Engie SA	93,091	2,447,697

		2,447,697
Germany – 5.8%

E.ON SE	129,843	2,461,421

		2,461,421
Italy – 5.1%

Enel SpA	207,680	2,163,842

		2,163,842
Japan – 4.4%

Kansai Electric Power Co., Inc.	72,100	1,131,315

Tokyo Gas Co. Ltd.	18,800	743,370

		1,874,685
Spain – 2.1%

Iberdrola SA	40,609	878,987

		878,987
United Kingdom – 10.0%

National Grid PLC	126,725	1,952,974

SSE PLC	78,334	2,296,937

		4,249,911
United States – 56.3%

American Electric Power Co., Inc.	22,303	2,571,759

Atmos Energy Corp.	11,176	1,873,433

Constellation Energy Corp.	2,962	1,046,386

Dominion Energy, Inc.	32,975	1,932,005

Duke Energy Corp.	13,906	1,629,922

Essential Utilities, Inc.	16,343	626,918

Eversource Energy	6,345	427,209

Exelon Corp.	26,320	1,147,289

IDACORP, Inc.	11,515	1,457,338

NextEra Energy, Inc.	36,022	2,891,846

NRG Energy, Inc.	1,508	240,134

ONE Gas, Inc.	9,293	717,884

Sempra	29,166	2,575,066

Southern Co.	18,719	1,632,297

Vistra Corp.	8,622	1,390,987

WEC Energy Group, Inc.	15,248	1,608,054

		23,768,527

Total Common Stocks (Cost $29,060,531)		41,896,138

December 31, 2025	Principal Amount	Value
Repurchase Agreements – 0.6%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $239,904, due 1/2/2026(1)	$239,890	$239,890

Total Repurchase Agreements (Cost $239,890)		239,890

Total Investments – 99.7% (Cost $29,300,421)		42,136,028

Assets in excess of other liabilities – 0.3%		111,938

Total Net Assets – 100.0%		$42,247,966

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	5/15/2027	$240,100	$244,767

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$1,119,014	*	$—	$1,119,014
Brazil	—	1,596,649	*	—	1,596,649
China	—	1,335,405	*	—	1,335,405
France	—	2,447,697	*	—	2,447,697
Germany	—	2,461,421	*	—	2,461,421
Italy	—	2,163,842	*	—	2,163,842
Japan	—	1,874,685	*	—	1,874,685
Spain	—	878,987	*	—	878,987
United Kingdom	—	4,249,911	*	—	4,249,911
United States	23,768,527	—		—	23,768,527
Repurchase Agreements	—	239,890		—	239,890
Total	$23,768,527	$18,367,501		$—	$42,136,028

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$42,136,028

Foreign currency, at value	91

Foreign tax reclaims receivable	125,575

Dividends/interest receivable	96,938

Reimbursement receivable from adviser	2,992

Prepaid expenses	1,835

Total Assets	42,363,459

Liabilities

Payable for fund shares redeemed	34,602

Investment advisory fees payable	26,471

Accrued custodian and accounting fees	15,529

Accrued administrative fees	10,913

Accrued audit fees	10,726

Distribution fees payable	9,065

Accrued trustees’ and officers’ fees	227

Accrued expenses and other liabilities	7,960

Total Liabilities	115,493

Total Net Assets	$42,247,966

Net Assets Consist of:

Paid-in capital	$2,685,905

Distributable earnings	39,562,061

Total Net Assets	$42,247,966

Investments, at Cost	$29,300,421

Foreign Currency, at Cost	$91

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	2,269,523

Net Asset Value Per Share	$18.62

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$1,795,751

Interest	4,341

Withholding taxes on foreign dividends	(86,364)

Total Investment Income	1,713,728

Expenses

Investment advisory fees	338,236

Distribution fees	115,834

Custodian and accounting fees	46,712

Professional fees	43,426

Administrative fees	27,090

Trustees’ and officers’ fees	16,033

Transfer agent fees	13,925

Other expenses	1,823

Total Expenses	603,079

Less: Fees waived	(98,464)

Total Expenses, Net	504,615

Net Investment Income/(Loss)	1,209,113

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	7,647,950

Net realized gain/(loss) from foreign currency transactions	(2,082)

Net change in unrealized appreciation/(depreciation) on investments	2,407,671

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	14,378

Net Gain on Investments and Foreign Currency Transactions	10,067,917

Net Increase in Net Assets Resulting From Operations	$11,277,030

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$1,209,113	$1,449,315

Net realized gain/(loss) from investments and foreign currency transactions	7,645,868	5,288,557

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	2,422,049	2,839,643

Net Increase in Net Assets Resulting from Operations	11,277,030	9,577,515

Capital Share Transactions

Proceeds from sales of shares	1,961,751	4,502,379

Cost of shares redeemed	(18,948,710)	(24,412,129)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(16,986,959)	(19,909,750)

Net Decrease in Net Assets	(5,709,929)	(10,332,235)

Net Assets

Beginning of year	47,957,895	58,290,130

End of year	$42,247,966	$47,957,895

Other Information:

Shares

Sold	131,505	376,630

Redeemed	(1,130,260)	(1,784,902)

Net Decrease	(998,755)	(1,408,272)

4	The accompanying notes are an integral part of these financial statements.

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5

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$14.67	$0.44	$3.51	$3.95	$18.62	26.93%

Year Ended 12/31/24	12.46	0.36	1.85	2.21	14.67	17.74%

Year Ended 12/31/23	12.33	0.33	(0.20)	0.13	12.46	1.05%

Year Ended 12/31/22	12.45	0.28	(0.40)	(0.12)	12.33	(0.96)%

Year Ended 12/31/21	10.70	0.28	1.47	1.75	12.45	16.36%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$42,248	1.09%	1.30%	2.61%	2.40%	28%

47,958	1.04%	1.30%	2.62%	2.36%	29%

58,290	1.03%	1.23%	2.77%	2.57%	34%

64,331	1.03%	1.21%	2.29%	2.11%	14%

88,121	1.03%	1.16%	2.38%	2.25%	22%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Global Utilities VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.73% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.11% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 1.05%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $98,464.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $115,834 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $12,863,851 and $28,826,125, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2025, the Fund did not hold any restricted or illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Global Utilities VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Global Utilities VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

14

This Page Intentionally Left Blank

15

This Page Intentionally Left Blank

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10537

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Growth & Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Growth & Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 99.2%

Aerospace & Defense – 4.3%

Curtiss-Wright Corp.	929	$512,130

RTX Corp.	19,930	3,655,162

		4,167,292
Automobile Components – 0.6%

BorgWarner, Inc.	12,259	552,391

		552,391
Banks – 9.7%

Citigroup, Inc.	21,543	2,513,852

JPMorgan Chase & Co.	14,635	4,715,690

Wells Fargo & Co.	23,144	2,157,021

		9,386,563
Biotechnology – 4.7%

Gilead Sciences, Inc.	14,204	1,743,399

Regeneron Pharmaceuticals, Inc.	2,906	2,243,054

United Therapeutics Corp.(1)	1,136	553,516

		4,539,969
Building Products – 1.2%

Allegion PLC	4,656	741,328

Owens Corning	3,802	425,482

		1,166,810
Capital Markets – 2.5%

Raymond James Financial, Inc.	5,318	854,018

S&P Global, Inc.	2,933	1,532,756

		2,386,774
Chemicals – 0.7%

CF Industries Holdings, Inc.	8,550	661,257

		661,257
Commercial Services & Supplies – 1.6%

Veralto Corp.	15,352	1,531,823

		1,531,823
Communications Equipment – 2.5%

Cisco Systems, Inc.	31,243	2,406,648

		2,406,648
Consumer Staples Distribution & Retail – 4.1%

Casey’s General Stores, Inc.	1,815	1,003,169

U.S. Foods Holding Corp.(1)	6,421	483,630

Walmart, Inc.	22,267	2,480,766

		3,967,565
Distributors – 1.4%

Genuine Parts Co.	4,664	573,485

Pool Corp.	3,317	758,764

		1,332,249
Diversified Telecommunication Services – 1.5%

AT&T, Inc.	57,786	1,435,404

		1,435,404
Electrical Equipment – 1.3%

Generac Holdings, Inc.(1)	5,881	801,992

nVent Electric PLC	4,397	448,362

		1,250,354

December 31, 2025	Shares	Value
Electronic Equipment, Instruments & Components – 1.1%

Zebra Technologies Corp., Class A(1)	4,377	$1,062,823

		1,062,823
Energy Equipment & Services – 0.4%

Cactus, Inc., Class A	8,491	387,869

		387,869
Entertainment – 2.3%

Electronic Arts, Inc.	1,368	279,523

Walt Disney Co.	17,241	1,961,509

		2,241,032
Financial Services – 6.1%

Berkshire Hathaway, Inc., Class B(1)	7,679	3,859,849

Mastercard, Inc., Class A	2,927	1,670,966

MGIC Investment Corp.	11,249	328,696

		5,859,511
Ground Transportation – 3.1%

CSX Corp.	25,312	917,560

JB Hunt Transport Services, Inc.	3,412	663,088

Landstar System, Inc.	6,722	965,951

Uber Technologies, Inc.(1)	5,688	464,767

		3,011,366
Health Care Equipment & Supplies – 2.4%

Align Technology, Inc.(1)	2,671	417,077

GE HealthCare Technologies, Inc.	11,410	935,848

ResMed, Inc.	3,983	959,385

		2,312,310
Health Care Providers & Services – 5.5%

Cencora, Inc.	4,686	1,582,696

HCA Healthcare, Inc.	1,736	810,469

Quest Diagnostics, Inc.	7,353	1,275,966

UnitedHealth Group, Inc.	5,063	1,671,347

		5,340,478
Hotels, Restaurants & Leisure – 1.1%

Yum! Brands, Inc.	6,958	1,052,606

		1,052,606
Insurance – 1.8%

Axis Capital Holdings Ltd.	8,458	905,767

MetLife, Inc.	10,607	837,317

		1,743,084
Interactive Media & Services – 3.3%

Alphabet, Inc., Class C	8,330	2,613,954

Meta Platforms, Inc., Class A	874	576,919

		3,190,873
Life Sciences Tools & Services – 3.0%

Agilent Technologies, Inc.	12,413	1,689,037

Charles River Laboratories International, Inc.(1)	6,120	1,220,818

		2,909,855
Machinery – 4.4%

Allison Transmission Holdings, Inc.	4,468	437,417

ITT, Inc.	5,698	988,660

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

December 31, 2025	Shares	Value
Machinery – (continued)

Otis Worldwide Corp.	9,372	$818,644

PACCAR, Inc.	10,261	1,123,682

Westinghouse Air Brake Technologies Corp.	4,023	858,710

		4,227,113
Metals & Mining – 1.0%

Steel Dynamics, Inc.	5,979	1,013,142

		1,013,142
Oil, Gas & Consumable Fuels – 5.8%

APA Corp.	28,083	686,910

Chevron Corp.	13,880	2,115,451

ConocoPhillips	10,627	994,793

EOG Resources, Inc.	11,832	1,242,478

Phillips 66	4,038	521,064

		5,560,696
Pharmaceuticals – 4.9%

Johnson & Johnson	23,099	4,780,338

		4,780,338
Professional Services – 0.4%

Paycom Software, Inc.	2,255	359,357

		359,357
Real Estate Management & Development – 1.0%

Jones Lang LaSalle, Inc.(1)	2,925	984,175

		984,175
Semiconductors & Semiconductor Equipment – 3.1%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,151	1,565,337

Texas Instruments, Inc.	8,157	1,415,158

		2,980,495
Software – 1.5%

Salesforce, Inc.	5,541	1,467,866

		1,467,866
Specialized REITs – 0.7%

Public Storage	2,735	709,732

		709,732
Specialty Retail – 6.0%

Dick’s Sporting Goods, Inc.	5,844	1,156,937

Lowe’s Cos., Inc.	8,140	1,963,042

Ross Stores, Inc.	10,586	1,906,962

Ulta Beauty, Inc.(1)	1,266	765,943

		5,792,884
Technology Hardware, Storage & Peripherals – 0.5%

NetApp, Inc.	4,126	441,853

		441,853
Textiles, Apparel & Luxury Goods – 0.6%

NIKE, Inc., Class B	9,304	592,758

		592,758
Tobacco – 2.5%

Philip Morris International, Inc.	15,359	2,463,584

		2,463,584

December 31, 2025	Shares	Value
Trading Companies & Distributors – 0.6%

MSC Industrial Direct Co., Inc., Class A	7,184	$604,174

		604,174

Total Common Stocks (Cost $72,975,836)		95,875,073

	Principal Amount	Value
Repurchase Agreements – 0.7%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $671,511, due 1/2/2026(2)	$671,472	671,472

Total Repurchase Agreements (Cost $671,472)		671,472

Total Investments – 99.9% (Cost $73,647,308)		96,546,545

Assets in excess of other liabilities – 0.1%		55,547

Total Net Assets – 100.0%		$96,602,092

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	4/30/2027	$688,300	$685,011

Legend:

ADR — American Depositary Receipt

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$95,875,073	$—	$—	$95,875,073
Repurchase Agreements	—	671,472	—	671,472
Total	$95,875,073	$671,472	$—	$96,546,545

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$96,546,545

Foreign tax reclaims receivable	98,477

Dividends/interest receivable	79,226

Reimbursement receivable from adviser	7,175

Prepaid expenses	3,971

Total Assets	96,735,394

Liabilities

Investment advisory fees payable	54,009

Distribution fees payable	20,773

Accrued administrative fees	13,509

Payable for fund shares redeemed	12,280

Accrued custodian and accounting fees	10,592

Accrued audit fees	9,971

Accrued trustees’ and officers’ fees	528

Accrued expenses and other liabilities	11,640

Total Liabilities	133,302

Total Net Assets	$96,602,092

Net Assets Consist of:

Paid-in capital	$(21,048,721)

Distributable earnings	117,650,813

Total Net Assets	$96,602,092

Investments, at Cost	$73,647,308

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	3,898,921

Net Asset Value Per Share	$24.78

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$1,758,752

Interest	17,614

Withholding taxes on foreign dividends	(6,096)

Total Investment Income	1,770,270

Expenses

Investment advisory fees	655,182

Distribution fees	252,408

Professional fees	53,766

Custodian and accounting fees	37,100

Trustees’ and officers’ fees	35,338

Administrative fees	35,315

Transfer agent fees	16,418

Shareholder reports	4,010

Other expenses	6,733

Total Expenses	1,096,270

Less: Fees waived	(116,925)

Total Expenses, Net	979,345

Net Investment Income/(Loss)	790,925

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	10,005,700

Net change in unrealized appreciation/(depreciation) on investments	(1,015,038)

Net Gain on Investments	8,990,662

Net Increase in Net Assets Resulting From Operations	$9,781,587

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$790,925	$1,144,954

Net realized gain/(loss) from investments	10,005,700	21,318,328

Net change in unrealized appreciation/(depreciation) on investments	(1,015,038)	(8,305,508)

Net Increase in Net Assets Resulting from Operations	9,781,587	14,157,774

Capital Share Transactions

Proceeds from sales of shares	4,052,524	2,091,892

Cost of shares redeemed	(25,193,775)	(44,478,877)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(21,141,251)	(42,386,985)

Net Decrease in Net Assets	(11,359,664)	(28,229,211)

Net Assets

Beginning of year	107,961,756	136,190,967

End of year	$96,602,092	$107,961,756

Other Information:

Shares

Sold	177,217	95,465

Redeemed	(1,076,466)	(2,015,076)

Net Decrease	(899,249)	(1,919,611)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$22.50	$0.18	$2.10	$2.28	$24.78	10.13%

Year Ended 12/31/24	20.27	0.20	2.03	2.23	22.50	11.00%

Year Ended 12/31/23	18.17	0.22	1.88	2.10	20.27	11.56%

Year Ended 12/31/22	19.17	0.23	(1.23)	(1.00)	18.17	(5.22)%

Year Ended 12/31/21	14.95	0.14	4.08	4.22	19.17	28.23%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$96,602	0.97%	1.09%	0.78%	0.66%	59%

107,962	0.97%	1.05%	0.90%	0.82%	45%

136,191	0.96%	1.03%	1.17%	1.10%	41%

143,039	0.96%	0.99%	1.25%	1.22%	39%

193,598	0.97%	0.98%	0.82%	0.81%	26%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Growth & Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% from $100 to $300 million, 0.55% from $300 to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $116,925.

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $252,408 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $59,453,055 and $79,680,864, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the

Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Growth & Income VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Growth & Income VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s) included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meeting were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129

14

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

15

This Page Intentionally Left Blank

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8169

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian All Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian All Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 99.6%

Aerospace & Defense – 2.6%

BWX Technologies, Inc.	2,604	$450,075

Curtiss-Wright Corp.	1,337	737,048

General Dynamics Corp.	1,997	672,310

General Electric Co.	4,660	1,435,420

Howmet Aerospace, Inc.	4,783	980,611

RTX Corp.	7,729	1,417,498

StandardAero, Inc.(1)	3,760	107,837

		5,800,799
Automobile Components – 0.9%

Aptiv PLC(1)	17,806	1,354,859

Goodyear Tire & Rubber Co.(1)	60,474	529,752

		1,884,611
Banks – 4.1%

Columbia Banking System, Inc.	12,086	337,804

Hancock Whitney Corp.	5,731	364,950

JPMorgan Chase & Co.	15,047	4,848,444

PNC Financial Services Group, Inc.	9,001	1,878,779

Wells Fargo & Co.	18,937	1,764,928

		9,194,905
Beverages – 1.1%

Celsius Holdings, Inc.(1)	4,546	207,934

Coca-Cola Europacific Partners PLC	6,915	627,190

PepsiCo, Inc.	10,438	1,498,062

		2,333,186
Biotechnology – 1.5%

AbbVie, Inc.	2,871	655,995

Gilead Sciences, Inc.	22,469	2,757,845

		3,413,840
Broadline Retail – 4.6%

Amazon.com, Inc.(1)	44,296	10,224,403

		10,224,403
Building Products – 0.6%

Allegion PLC	2,566	408,558

Trane Technologies PLC	2,184	850,013

		1,258,571
Capital Markets – 3.5%

Bullish(1)	1,515	57,373

Charles Schwab Corp.	13,718	1,370,565

CME Group, Inc.	3,342	912,633

KKR & Co., Inc.	10,112	1,289,078

Moody’s Corp.	2,134	1,090,154

Morgan Stanley	9,523	1,690,618

Northern Trust Corp.	2,224	303,776

Raymond James Financial, Inc.	3,013	483,858

TPG, Inc.	8,203	523,680

		7,721,735
Chemicals – 0.6%

Linde PLC	1,799	767,076

Sherwin-Williams Co.	1,840	596,215

		1,363,291

December 31, 2025	Shares	Value
Commercial Services & Supplies – 0.6%

GFL Environmental, Inc.	30,990	$1,331,021

		1,331,021
Communications Equipment – 0.9%

Arista Networks, Inc.(1)	9,750	1,277,542

Motorola Solutions, Inc.	1,599	612,929

		1,890,471
Construction & Engineering – 0.9%

API Group Corp.(1)	11,423	437,044

Legence Corp., Class A(1)	20,959	902,075

MYR Group, Inc.(1)	2,573	562,201

		1,901,320
Construction Materials – 0.7%

CRH PLC	12,477	1,557,130

		1,557,130
Consumer Staples Distribution & Retail – 0.7%

BJ’s Wholesale Club Holdings, Inc.(1)	17,579	1,582,637

		1,582,637
Containers & Packaging – 0.3%

Avery Dennison Corp.	2,242	407,775

Smurfit WestRock PLC	8,347	322,778

		730,553
Distributors – 0.2%

LKQ Corp.	14,503	437,991

		437,991
Diversified Consumer Services – 0.3%

Bright Horizons Family Solutions, Inc.(1)	3,107	315,050

Grand Canyon Education, Inc.(1)	1,276	212,212

Phoenix Education Partners, Inc.(1)	3,771	114,261

		641,523
Electric Utilities – 1.8%

Duke Energy Corp.	6,319	740,650

Evergy, Inc.	5,233	379,340

Exelon Corp.	13,389	583,627

NextEra Energy, Inc.	8,243	661,748

PG&E Corp.	68,087	1,094,158

Xcel Energy, Inc.	6,384	471,522

		3,931,045
Electrical Equipment – 1.9%

AMETEK, Inc.	5,688	1,167,803

Eaton Corp. PLC	2,555	813,793

Emerson Electric Co.	10,771	1,429,527

GE Vernova, Inc.	1,282	837,877

		4,249,000
Electronic Equipment, Instruments & Components – 1.2%

Advanced Energy Industries, Inc.	2,089	437,374

Amphenol Corp., Class A	9,900	1,337,886

Coherent Corp.(1)	1,493	275,563

Insight Enterprises, Inc.(1)	8,680	707,160

		2,757,983

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

December 31, 2025	Shares	Value
Energy Equipment & Services – 0.3%

Baker Hughes Co.	7,736	$352,298

TechnipFMC PLC	5,856	260,943

		613,241
Entertainment – 1.6%

Live Nation Entertainment, Inc.(1)	2,006	285,855

Spotify Technology SA(1)	2,667	1,548,753

Take-Two Interactive Software, Inc.(1)	2,137	547,136

Walt Disney Co.	10,766	1,224,848

		3,606,592
Financial Services – 2.5%

Block, Inc.(1)	4,460	290,301

Fidelity National Information Services, Inc.	7,184	477,449

Mastercard, Inc., Class A	5,686	3,246,024

Visa, Inc., Class A	4,307	1,510,508

		5,524,282
Food Products – 0.3%

Mondelez International, Inc., Class A	14,109	759,487

		759,487
Ground Transportation – 0.4%

Uber Technologies, Inc.(1)	11,136	909,923

		909,923
Health Care Equipment & Supplies – 2.3%

Becton Dickinson & Co.	8,307	1,612,139

Boston Scientific Corp.(1)	10,784	1,028,254

Masimo Corp.(1)	1,562	203,154

Medtronic PLC	18,649	1,791,423

STERIS PLC	2,192	555,716

		5,190,686
Health Care Providers & Services – 1.4%

Cigna Group	4,752	1,307,893

Humana, Inc.	2,300	589,099

McKesson Corp.	973	798,142

Option Care Health, Inc.(1)	10,382	330,771

		3,025,905
Hotels, Restaurants & Leisure – 2.0%

Airbnb, Inc., Class A(1)	5,133	696,651

Aramark	39,438	1,453,685

DraftKings, Inc., Class A(1)	6,766	233,156

Hilton Worldwide Holdings, Inc.	3,209	921,785

Starbucks Corp.	7,615	641,259

Viking Holdings Ltd.(1)	6,728	480,447

		4,426,983
Household Durables – 0.2%

PulteGroup, Inc.	4,591	538,341

		538,341
Household Products – 0.5%

Colgate-Palmolive Co.	7,576	598,656

Procter & Gamble Co.	4,165	596,886

		1,195,542

December 31, 2025	Shares	Value
Independent Power and Renewable Electricity Producers – 0.3%

Vistra Corp.	3,738	$603,052

		603,052
Industrial REITs – 0.3%

Rexford Industrial Realty, Inc.	14,421	558,381

		558,381
Insurance – 3.6%

Aon PLC, Class A	4,048	1,428,458

Arthur J Gallagher & Co.	3,759	972,792

Assurant, Inc.	1,674	403,183

Chubb Ltd.	4,794	1,496,303

Everest Group Ltd.	1,039	352,585

Lincoln National Corp.	13,770	613,178

Principal Financial Group, Inc.	5,911	521,409

Progressive Corp.	4,627	1,053,661

Selective Insurance Group, Inc.	4,115	344,302

Willis Towers Watson PLC	2,509	824,457

		8,010,328
Interactive Media & Services – 7.1%

Alphabet, Inc., Class A	31,631	9,900,503

Meta Platforms, Inc., Class A	8,801	5,809,452

		15,709,955
IT Services – 1.3%

Accenture PLC, Class A	4,610	1,236,863

MongoDB, Inc.(1)	2,476	1,039,152

Okta, Inc.(1)	6,749	583,586

		2,859,601
Leisure Products – 0.2%

Brunswick Corp.	2,278	169,119

Hasbro, Inc.	3,580	293,560

		462,679
Life Sciences Tools & Services – 1.6%

Bio-Techne Corp.	11,471	674,609

Illumina, Inc.(1)	4,381	574,612

Waters Corp.(1)	5,830	2,214,409

		3,463,630
Machinery – 1.7%

Caterpillar, Inc.	3,088	1,769,023

Crane Co.	2,287	421,791

Nordson Corp.	3,630	872,761

Pentair PLC	7,771	809,272

		3,872,847
Media – 0.4%

EchoStar Corp., Class A(1)	5,193	564,479

Omnicom Group, Inc.	3,207	258,965

		823,444
Multi-Utilities – 0.3%

Sempra	7,029	620,590

		620,590

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

December 31, 2025	Shares	Value
Office REITs – 0.1%

Highwoods Properties, Inc.	9,745	$251,616

		251,616
Oil, Gas & Consumable Fuels – 2.6%

Cheniere Energy, Inc.	4,168	810,217

ConocoPhillips	12,751	1,193,621

EQT Corp.	6,923	371,073

Exxon Mobil Corp.	21,479	2,584,783

Permian Resources Corp.	21,429	300,649

Phillips 66	2,064	266,339

Valero Energy Corp.	1,832	298,231

		5,824,913
Personal Care Products – 0.4%

e.l.f. Beauty, Inc.(1)	3,783	287,659

Kenvue, Inc.	34,835	600,904

		888,563
Pharmaceuticals – 3.2%

Johnson & Johnson	20,210	4,182,459

Pfizer, Inc.	119,372	2,972,363

		7,154,822
Professional Services – 2.3%

Jacobs Solutions, Inc.	7,106	941,261

Leidos Holdings, Inc.	7,584	1,368,153

TransUnion	9,032	774,494

TriNet Group, Inc.	25,085	1,483,276

Verisk Analytics, Inc.	2,494	557,883

		5,125,067
Retail REITs – 0.6%

Federal Realty Investment Trust	7,165	722,232

NNN REIT, Inc.	14,316	567,343

		1,289,575
Semiconductors & Semiconductor Equipment – 12.8%

Broadcom, Inc.	18,618	6,443,690

First Solar, Inc.(1)	1,186	309,819

KLA Corp.	1,416	1,720,553

Lam Research Corp.	15,409	2,637,712

MACOM Technology Solutions Holdings, Inc.(1)	2,100	359,688

NVIDIA Corp.	90,588	16,894,662

		28,366,124
Software – 10.4%

Atlassian Corp., Class A(1)	1,563	253,425

Autodesk, Inc.(1)	4,945	1,463,770

Cadence Design Systems, Inc.(1)	6,652	2,079,282

Guidewire Software, Inc.(1)	5,598	1,125,254

HubSpot, Inc.(1)	2,444	980,777

Intuit, Inc.	2,803	1,856,763

Microsoft Corp.	27,857	13,472,202

Netskope, Inc., Class A(1)	13,041	228,739

SentinelOne, Inc., Class A(1)	19,737	296,055

Tyler Technologies, Inc.(1)	2,148	975,085

December 31, 2025	Shares	Value
Software (continued)

Vertex, Inc., Class A(1)	22,238	$444,093

		23,175,445
Specialized REITs – 0.7%

American Tower Corp.	7,021	1,232,677

Extra Space Storage, Inc.	2,302	299,766

		1,532,443
Specialty Retail – 1.6%

Floor & Decor Holdings, Inc., Class A(1)	17,862	1,087,617

Ross Stores, Inc.	6,193	1,115,607

TJX Cos., Inc.	1,284	197,235

Tractor Supply Co.	20,765	1,038,458

		3,438,917
Technology Hardware, Storage & Peripherals – 5.5%

Apple, Inc.	42,465	11,544,535

Seagate Technology Holdings PLC	2,514	692,330

		12,236,865
Textiles, Apparel & Luxury Goods – 0.5%

Amer Sports, Inc.(1)	7,864	293,720

Birkenstock Holding PLC(1)	12,025	491,822

Columbia Sportswear Co.	2,423	133,483

Wolverine World Wide, Inc.	7,170	130,136

		1,049,161
Tobacco – 0.6%

Philip Morris International, Inc.	7,792	1,249,837

		1,249,837
Trading Companies & Distributors – 0.5%

Ferguson Enterprises, Inc.	1,995	444,147

WW Grainger, Inc.	734	740,643

		1,184,790
Wireless Telecommunication Services – 0.5%

T-Mobile U.S., Inc.	5,993	1,216,819

		1,216,819

Total Common Stocks (Cost $171,648,605)		220,966,461

	Principal Amount	Value
Repurchase Agreements – 0.6%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $1,218,434, due 1/2/2026(2)	$1,218,363	1,218,363

Total Repurchase Agreements (Cost $1,218,363)		1,218,363

Total Investments – 100.2% (Cost $172,866,968)		222,184,824

Liabilities in excess of other assets – (0.2)%		(367,251)

Total Net Assets – 100.0%		$221,817,573

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	5/15/2027	$1,219,300	$1,242,869

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$220,966,461	$—	$—	$220,966,461
Repurchase Agreements	—	1,218,363	—	1,218,363
Total	$220,966,461	$1,218,363	$—	$222,184,824

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Statement of Assets and Liabilities
As of December 31, 2025
Assets

Investments, at value	$222,184,824

Dividends/interest receivable	118,908

Receivable for fund shares subscribed	791

Prepaid expenses	7,997

Total Assets	222,312,520

Liabilities

Payable for fund shares redeemed	291,822

Investment advisory fees payable	83,873

Distribution fees payable	47,655

Accrued custodian and accounting fees	21,146

Accrued audit fees	9,969

Accrued trustees’ and officers’ fees	1,163

Accrued expenses and other liabilities	39,319

Total Liabilities	494,947

Total Net Assets	$221,817,573

Net Assets Consist of:

Paid-in capital	$135,392,426

Distributable earnings	86,425,147

Total Net Assets	$221,817,573

Investments, at Cost	$172,866,968

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	15,821,552

Net Asset Value Per Share	$14.02

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$2,647,794

Interest	19,695

Withholding taxes on foreign dividends	(3,837)

Total Investment Income	2,663,652

Expenses

Investment advisory fees	940,428

Distribution fees	534,334

Professional fees	83,159

Trustees’ and officers’ fees	70,822

Custodian and accounting fees	62,563

Administrative fees	52,550

Transfer agent fees	19,286

Shareholder reports	4,575

Other expenses	12,243

Total Expenses	1,779,960

Net Investment Income/(Loss)	883,692

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	25,748,692

Net realized gain/(loss) from foreign currency transactions	2

Net change in unrealized appreciation/(depreciation) on investments	4,333,203

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(4)

Net Gain on Investments and Foreign Currency Transactions	30,081,893

Net Increase in Net Assets Resulting From Operations	$30,965,585

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$883,692	$833,785

Net realized gain/(loss) from investments and foreign currency transactions	25,748,694	12,886,519

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	4,333,199	19,232,328

Net Increase in Net Assets Resulting from Operations	30,965,585	32,952,632

Capital Share Transactions

Proceeds from sales of shares	59,607,458	2,447,778

Cost of shares redeemed	(49,387,963)	(29,233,265)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	10,219,495	(26,785,487)

Net Increase in Net Assets	41,185,080	6,167,145

Net Assets

Beginning of year	180,632,493	174,465,348

End of year	$221,817,573	$180,632,493

Other Information:

Shares

Sold	5,068,940	215,911

Redeemed	(3,708,905)	(2,523,550)

Net Increase/(Decrease)	1,360,035	(2,307,639)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$12.49	$0.05	$1.48	$1.53	$14.02	12.25%

Year Ended 12/31/24	10.40	0.05	2.04	2.09	12.49	20.10%

Year Ended 12/31/23	8.46	0.07	1.87	1.94	10.40	22.93%

Year Ended 12/31/22	10.26	0.07	(1.87)	(1.80)	8.46	(17.54)%

Period Ended 12/31/21(4)	10.00	0.01	0.25	0.26	10.26	2.60%	(5)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$221,818	0.83%		0.83%		0.42%		0.42%		69%

180,632	0.82%		0.83%		0.46%		0.45%		33%

174,465	0.78%		0.83%		0.72%		0.67%		32%

159,185	0.78%		0.85%		0.78%		0.71%		37%

31,370	0.38%	(5)	1.14%	(5)	1.06%	(5)	0.30%	(5)	7%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Commenced operations on October 25, 2021.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian All Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.44% of the first $500 million, and 0.40% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.91% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes,

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.93%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with Massachusetts Financial Services Company (“MFS”). MFS is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $534,334 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $158,208,499 and $147,628,218, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement)

that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian All Cap Core VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian All Cap Core VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period October 25, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period October 25, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

15

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11407

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Balanced Allocation VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Balanced Allocation VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 63.8%

Aerospace & Defense – 1.1%

Axon Enterprise, Inc.(1)	1,650	$937,085

Northrop Grumman Corp.	2,340	1,334,291

		2,271,376
Automobiles – 1.1%

Tesla, Inc.(1)	4,931	2,217,569

		2,217,569
Banks – 2.5%

Wells Fargo & Co.	55,455	5,168,406

		5,168,406
Biotechnology – 1.2%

AbbVie, Inc.	3,052	697,352

Vertex Pharmaceuticals, Inc.(1)	3,639	1,649,777

		2,347,129
Broadline Retail – 3.2%

Amazon.com, Inc.(1)	28,265	6,524,127

		6,524,127
Capital Markets – 3.4%

Goldman Sachs Group, Inc.	2,653	2,331,987

KKR & Co., Inc.	26,726	3,407,031

Nasdaq, Inc.	11,796	1,145,745

		6,884,763
Chemicals – 0.7%

Celanese Corp.	5,295	223,873

Linde PLC	2,173	926,545

PPG Industries, Inc.	3,632	372,135

		1,522,553
Commercial Services & Supplies – 1.1%

Clean Harbors, Inc.(1)	7,263	1,703,028

Waste Connections, Inc.	3,110	545,370

		2,248,398
Construction Materials – 0.6%

James Hardie Industries PLC(1)	58,384	1,211,468

		1,211,468
Containers & Packaging – 0.1%

Packaging Corp. of America	1,008	207,880

		207,880
Distributors – 0.5%

Pool Corp.	4,090	935,588

		935,588
Electrical Equipment – 0.3%

Vertiv Holdings Co., Class A	3,729	604,135

		604,135
Electronic Equipment, Instruments & Components – 1.0%

Celestica, Inc.(1)	3,417	1,010,099

Flex Ltd.(1)	18,464	1,115,595

		2,125,694
Entertainment – 0.9%

Netflix, Inc.(1)	8,695	815,243

Walt Disney Co.	8,984	1,022,110

		1,837,353

December 31, 2025	Shares	Value
Financial Services – 1.9%

Mastercard, Inc., Class A	6,749	$3,852,869

		3,852,869
Health Care Equipment & Supplies – 1.3%

Boston Scientific Corp.(1)	9,883	942,344

Edwards Lifesciences Corp.(1)	19,789	1,687,012

		2,629,356
Health Care Providers & Services – 0.7%

UnitedHealth Group, Inc.	4,273	1,410,560

		1,410,560
Health Care REITs – 0.9%

Welltower, Inc.	10,245	1,901,575

		1,901,575
Hotels, Restaurants & Leisure – 3.7%

Airbnb, Inc., Class A(1)	4,563	619,290

Carnival Corp.(1)	94,593	2,888,870

DoorDash, Inc., Class A(1)	11,480	2,599,991

Marriott International, Inc., Class A	4,760	1,476,742

		7,584,893
Insurance – 0.4%

American International Group, Inc.	9,851	842,753

		842,753
Interactive Media & Services – 5.4%

Alphabet, Inc., Class A	30,895	9,670,135

Meta Platforms, Inc., Class A	2,036	1,343,943

		11,014,078
IT Services – 1.2%

Shopify, Inc., Class A(1)	8,243	1,326,876

Snowflake, Inc.(1)	4,946	1,084,954

		2,411,830
Life Sciences Tools & Services – 0.9%

Danaher Corp.	3,982	911,560

ICON PLC(1)	5,564	1,013,872

		1,925,432
Machinery – 0.5%

IDEX Corp.	5,627	1,001,268

		1,001,268
Multi-Utilities – 1.8%

Sempra	40,922	3,613,003

		3,613,003
Oil, Gas & Consumable Fuels – 2.0%

Exxon Mobil Corp.	20,871	2,511,616

Shell PLC, ADR	20,511	1,507,148

		4,018,764
Pharmaceuticals – 2.6%

Eli Lilly & Co.	2,782	2,989,760

Merck & Co., Inc.	21,097	2,220,670

		5,210,430

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2025	Shares	Value
Semiconductors & Semiconductor Equipment – 10.8%

Broadcom, Inc.	13,099	$4,533,564

KLA Corp.	1,121	1,362,105

Micron Technology, Inc.	7,895	2,253,312

NVIDIA Corp.	65,761	12,264,426

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,859	1,476,602

		21,890,009
Software – 6.9%

Autodesk, Inc.(1)	3,580	1,059,716

Figma, Inc., Class A(1)	2,334	87,222

Microsoft Corp.	19,422	9,392,868

Palantir Technologies, Inc., Class A(1)	5,045	896,749

Samsara, Inc., Class A(1)	13,767	488,040

SAP SE, ADR	3,294	800,145

ServiceNow, Inc.(1)	4,195	642,632

Trimble, Inc.(1)	7,464	584,804

		13,952,176
Specialty Retail – 1.1%

O’Reilly Automotive, Inc.(1)	25,565	2,331,784

		2,331,784
Technology Hardware, Storage & Peripherals – 2.6%

Apple, Inc.	19,265	5,237,383

		5,237,383
Trading Companies & Distributors – 0.8%

Ferguson Enterprises, Inc.	4,344	967,105

WESCO International, Inc.	2,566	627,746

		1,594,851
Wireless Telecommunication Services – 0.6%

T-Mobile U.S., Inc.	6,283	1,275,700

		1,275,700

Total Common Stocks (Cost $101,486,626)		129,805,153

	Principal Amount	Value
Agency Mortgage-Backed Securities – 9.1%

Federal Home Loan Mortgage Corp.
2.00% due 5/1/2051	$848,294	692,100
2.00% due 4/1/2052	1,102,745	907,007
2.50% due 7/1/2041	309,553	279,371
2.50% due 2/1/2042	452,794	405,836
2.50% due 7/1/2051	830,852	715,197
2.50% due 10/1/2051	53,605	45,667
2.50% due 11/1/2051	329,793	282,657
4.00% due 4/1/2047	7,572	7,382
4.00% due 11/1/2048	99,042	95,911
4.00% due 5/1/2049	13,116	12,703
4.00% due 7/1/2049	15,921	15,553
4.00% due 4/1/2052	285,421	272,439
4.50% due 1/1/2038	81,380	81,527
4.50% due 5/1/2038	17,780	17,812
4.50% due 11/1/2048	19,757	19,568
4.50% due 8/1/2049	45,606	45,249

December 31, 2025	Principal Amount	Value
Agency Mortgage-Backed Securities (continued)
4.50% due 8/1/2052	$48,449	$47,520
4.50% due 10/1/2052	78,597	77,307
5.00% due 1/1/2053	108,000	108,150
5.50% due 6/1/2040	343,757	354,975
5.50% due 9/1/2052	213,797	218,778
5.50% due 2/1/2053	20,190	20,550
5.50% due 3/1/2053	30,539	31,126
5.50% due 5/1/2053	46,280	47,085
5.50% due 6/1/2053	62,137	63,175
5.50% due 7/1/2053	383,231	389,718
5.50% due 8/1/2053	107,027	108,838
5.50% due 9/1/2053	29,685	30,312
6.00% due 11/1/2053	152,873	157,203
6.50% due 11/1/2053	282,239	293,934

Federal National Mortgage Association
2.00% due 12/1/2050	181,201	147,934
2.50% due 2/1/2041	52,834	47,418
2.50% due 5/1/2051	490,992	424,000
3.00% due 6/1/2043	191,438	177,027
3.00% due 10/1/2051	623,932	553,815
3.50% due 8/1/2043	189,876	180,797
3.50% due 4/1/2052	259,463	241,238
4.00% due 3/1/2046	7,809	7,589
4.00% due 1/1/2049	9,883	9,623
4.00% due 8/1/2049	6,572	6,387
4.00% due 8/1/2051	8,780	8,570
4.00% due 8/1/2052	20,475	19,443
4.00% due 10/1/2052	110,965	105,848
4.20% due 10/1/2030	530,000	531,149
4.22% due 9/1/2030	520,419	521,937
4.34% due 8/1/2030	284,000	286,282
4.40% due 9/1/2030	330,000	333,733
4.42% due 8/1/2030	327,000	330,731
4.47% due 5/1/2030	289,000	292,457
4.50% due 4/1/2038	306,017	306,569
4.50% due 7/1/2048	64,900	64,506
4.50% due 11/1/2048	28,642	28,474
4.50% due 10/1/2050	14,572	14,464
4.50% due 8/1/2052	13,811	13,535
4.50% due 9/1/2052	102,660	101,146
4.50% due 11/1/2052	66,039	65,316
4.83% due 10/1/2030	275,000	282,352
5.00% due 8/1/2052	557,760	559,592
5.00% due 9/1/2052	32,228	32,406
5.00% due 10/1/2052	20,499	20,575
5.50% due 7/1/2040	278,662	287,756
5.50% due 1/1/2053	123,161	125,384
5.50% due 8/1/2053	30,800	31,328
6.00% due 9/1/2053	906,043	932,657

Freddie Mac Multifamily Structured Pass-Through Certificates
Series K-150, Class A2 3.71% due 9/25/2032(2)(3)	78,000	75,387
Series K-157, Class A2 3.99% due 5/25/2033(2)(3)	125,000	124,510
Series K-758, Class A2 4.68% due 10/25/2031(2)(3)	100,000	102,357

Government National Mortgage Association
2.00% due 12/20/2050	356,239	295,124
2.00% due 1/20/2051	97,205	80,533
2.00% due 2/20/2051	85,698	70,996

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2025	Principal Amount	Value
Agency Mortgage-Backed Securities (continued)
2.00% due 1/20/2055(4)	$235,000	$194,572
2.50% due 5/20/2051	439,862	379,621
2.50% due 8/20/2051	440,909	380,520
2.50% due 1/20/2055(4)	444,000	382,915
3.00% due 1/20/2051	406,024	366,639
3.00% due 5/20/2051	212,587	191,264
3.50% due 1/20/2052	367,758	338,430
3.50% due 2/20/2052	367,041	336,805
4.00% due 4/20/2052	69,703	66,414
4.00% due 5/20/2052	200,131	190,769
4.00% due 8/20/2052	297,084	282,606
4.50% due 8/20/2048	142,979	141,846
5.50% due 1/20/2055(4)	300,000	302,909

Uniform Mortgage-Backed Security
5.00% due 1/1/2040(4)	943,000	955,003
5.50% due 1/1/2055(4)	358,000	363,006

Total Agency Mortgage-Backed Securities (Cost $18,673,138)		18,558,914
Asset-Backed Securities – 1.1%

CF Hippolyta Issuer LLC Series 2022-1A, Class A1 5.97% due 8/15/2062(5)	96,560	94,987

Chesapeake Funding II LLC Series 2024-1A, Class A1 5.52% due 5/15/2036(5)	92,520	93,618

Enterprise Fleet Financing LLC
Series 2023-3, Class A2 6.40% due 3/20/2030(5)	108,300	109,632
Series 2024-3, Class A3 4.98% due 8/21/2028(5)	300,000	304,226

GM Financial Consumer Automobile Receivables Trust Series 2023-2, Class A3 4.47% due 2/16/2028	41,694	41,766

GM Financial Revolving Receivables Trust Series 2023-2, Class A 5.77% due 8/11/2036(5)	174,000	182,613

Hyundai Auto Lease Securitization Trust Series 2025-B, Class A4 4.57% due 4/16/2029(5)	425,000	429,490

Kubota Credit Owner Trust Series 2023-2A, Class A3 5.28% due 1/18/2028(5)	118,802	119,688

Navient Private Education Refi Loan Trust Series 2023-A, Class A 5.51% due 10/15/2071(5)	134,506	138,248

Toyota Lease Owner Trust Series 2025-B, Class A3 3.96% due 11/20/2028(5)	150,000	150,370

Volkswagen Auto Lease Trust
Series 2024-A, Class A3 5.21% due 6/21/2027	190,000	191,009
Series 2025-B, Class A3 4.01% due 1/22/2029	195,000	195,763

December 31, 2025	Principal Amount	Value
Asset-Backed Securities (continued)

Wheels Fleet Lease Funding 1 LLC
Series 2023-1A, Class A 5.80% due 4/18/2038(5)	$114,452	$115,183
Series 2023-2A, Class A 6.46% due 8/18/2038(5)	66,888	67,673
Series 2024-2A, Class A1 4.87% due 6/21/2039(5)	76,439	77,192

Total Asset-Backed Securities (Cost $2,292,056)		2,311,458
Corporate Bonds & Notes – 8.2%

Aerospace & Defense – 0.2%

Boeing Co. 5.705% due 5/1/2040	119,000	121,473
6.858% due 5/1/2054	196,000	220,135

		341,608
Agriculture – 0.2%

BAT Capital Corp. 5.35% due 8/15/2032	75,000	77,925
5.625% due 8/15/2035	50,000	52,081

JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95% due 4/20/2035(5)	40,000	42,059

Philip Morris International, Inc. 4.25% due 10/29/2032	153,000	150,561
5.25% due 2/13/2034	55,000	56,849

		379,475
Airlines – 0.0%

United Airlines Pass-Through Trust Series 2016-1, Class AA 3.10% due 7/7/2028	34,672	33,779

		33,779
Commercial Banks – 2.2%

Bank of America Corp. 4.948% (4.948% fixed rate until 7/22/2027; 1 day USD SOFR + 2.04% thereafter) due 7/22/2028(3)	173,000	175,450
5.015% (5.015% fixed rate until 7/22/2032; 1 day USD SOFR + 2.16% thereafter) due 7/22/2033(3)	58,000	59,140
5.162% (5.162% fixed rate until 1/24/2030; 1 day USD SOFR + 1.00% thereafter) due 1/24/2031(3)	305,000	314,868
5.511% (5.511% fixed rate until 1/24/2035; 1 day USD SOFR + 1.31% thereafter) due 1/24/2036(3)	129,000	134,495

BPCE SA 5.876% (5.876% fixed rate until 1/14/2030; 1 day USD SOFR + 1.68% thereafter) due 1/14/2031(3)(5)	500,000	522,293

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2025	Principal Amount	Value
Commercial Banks (continued)

Citigroup, Inc. 4.503% (4.503% fixed rate until 9/11/2030; 1 day USD SOFR + 1.17% thereafter) due 9/11/2031(3)	$80,000	$80,248
4.952% (4.952% fixed rate until 5/7/2030; 1 day USD SOFR + 1.46% thereafter) due 5/7/2031(3)	148,000	151,165
5.174% (5.174% fixed rate until 9/11/2035; 1 day USD SOFR + 1.49% thereafter) due 9/11/2036(3)	50,000	50,467

Citizens Financial Group, Inc. 6.645% (6.645% fixed rate until 4/25/2034; 1 day USD SOFR + 2.33% thereafter) due 4/25/2035(3)	275,000	302,382

Commonwealth Bank of Australia 5.071% due 9/14/2028(5)	250,000	258,352

HSBC Holdings PLC 5.741% (5.741% fixed rate until 9/10/2035; 1 day USD SOFR + 1.96% thereafter) due 9/10/2036(3)	200,000	205,878

JPMorgan Chase & Co. 4.912% (4.912% fixed rate until 7/25/2032; 1 day USD SOFR + 2.08% thereafter) due 7/25/2033(3)	165,000	168,087
5.04% (5.04% fixed rate until 1/23/2027; 1 day USD SOFR + 1.19% thereafter) due 1/23/2028(3)	174,000	175,801
5.103% (5.103% fixed rate until 4/22/2030; 1 day USD SOFR + 1.44% thereafter) due 4/22/2031(3)	84,000	86,728
5.14% (5.14% fixed rate until 1/24/2030; 1 day USD SOFR + 1.01% thereafter) due 1/24/2031(3)	125,000	129,199
5.572% (5.572% fixed rate until 4/22/2035; 1 day USD SOFR + 1.68% thereafter) due 4/22/2036(3)	134,000	140,587

Lloyds Banking Group PLC 4.425% (4.425% fixed rate until 11/4/2030; 1 yr. CMT rate + 0.82% thereafter) due 11/4/2031(3)	200,000	199,376

Morgan Stanley 4.35% due 9/8/2026	268,000	268,458
4.654% (4.654% fixed rate until 10/18/2029; 1 day USD SOFR + 1.10% thereafter) due 10/18/2030(3)	161,000	162,948

December 31, 2025	Principal Amount	Value
Commercial Banks (continued)
Morgan Stanley Private Bank NA 4.204% (4.204% fixed rate until 11/17/2027; 1 day USD SOFR + 0.78% thereafter) due 11/17/2028(3)	$250,000	$250,781

Wells Fargo & Co. 5.244% (5.244% fixed rate until 1/24/2030; 1 day USD SOFR + 1.11% thereafter) due 1/24/2031(3)	185,000	191,571
5.707% (5.707% fixed rate until 4/22/2027; 1 day USD SOFR + 1.07% thereafter) due 4/22/2028(3)	169,000	172,498
6.303% (6.303% fixed rate until 10/23/2028; 1 day USD SOFR + 1.79% thereafter) due 10/23/2029(3)	220,000	232,450

		4,433,222
Commercial Services – 0.0%

S&P Global, Inc. 4.80% due 12/4/2035(5)	25,000	24,923

		24,923
Cosmetics & Personal Care – 0.1%

Kenvue, Inc. 4.90% due 3/22/2033	136,000	138,776

		138,776
Diversified Financial Services – 0.5%

American Express Co. 4.918% (4.918% fixed rate until 7/20/2032; 1 day USD SOFR + 1.22% thereafter) due 7/20/2033(3)	165,000	167,920
5.282% (5.282% fixed rate until 7/27/2028; 1 day USD SOFR + 1.28% thereafter) due 7/27/2029(3)	500,000	514,968
5.667% (5.667% fixed rate until 4/25/2035; 1 day USD SOFR + 1.79% thereafter) due 4/25/2036(3)	200,000	211,173

Equitable America Global Funding 3.95% due 9/15/2027(5)	50,000	49,922

		943,983
Electric – 0.8%

Alabama Power Co. 5.10% due 4/2/2035	20,000	20,472
Series 20-A 1.45% due 9/15/2030	18,000	15,963

Arizona Public Service Co. 3.75% due 5/15/2046	50,000	37,896
5.90% due 8/15/2055	65,000	66,088

Duke Energy Corp. 4.95% due 9/15/2035	45,000	44,622
5.70% due 9/15/2055	55,000	53,441

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2025	Principal Amount	Value
Electric (continued)

Duke Energy Florida LLC 4.20% due 12/1/2030	$45,000	$45,016
4.85% due 12/1/2035	55,000	54,760

FirstEnergy Pennsylvania Electric Co. 3.60% due 6/1/2029(5)	34,000	33,268
5.15% due 3/30/2026(5)	5,000	5,012
5.20% due 4/1/2028(5)	10,000	10,210

Georgia Power Co. 4.95% due 5/17/2033	166,000	169,247
Series 2010-C 4.75% due 9/1/2040	38,000	36,031

Ohio Edison Co. 4.95% due 12/15/2029(5)	20,000	20,452

Pacific Gas and Electric Co. 4.75% due 2/15/2044	60,000	50,670
4.95% due 7/1/2050	196,867	166,398

Public Service Co. of Oklahoma 5.45% due 1/15/2036	175,000	179,424

Southern California Edison Co. 4.00% due 4/1/2047	128,000	95,987
4.65% due 10/1/2043	122,000	103,725
6.20% due 9/15/2055	6,000	6,028

Texas Electric Market Stabilization Funding LLC Series A-1 4.265% due 8/1/2034(5)	171,008	170,382

Trans-Allegheny Interstate Line Co. 5.00% due 1/15/2031(5)	20,000	20,545

Virginia Electric and Power Co.
Series C 4.90% due 9/15/2035	222,000	220,948
Series D 5.60% due 9/15/2055	62,000	60,217

		1,686,802
Food – 0.4%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.00% due 5/15/2032	80,000	71,812
5.75% due 4/1/2033	60,000	62,683
6.75% due 3/15/2034	25,000	27,620

JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 6.25% due 3/1/2056(5)	140,000	139,340
6.375% due 4/15/2066(5)	155,000	154,330

Mars, Inc. 5.20% due 3/1/2035(5)	187,000	192,204
5.65% due 5/1/2045(5)	117,000	117,938
5.70% due 5/1/2055(5)	104,000	103,597

		869,524
Gas – 0.0%

Southern Co. Gas Capital Corp. Series B 5.10% due 9/15/2035	55,000	55,421

		55,421

December 31, 2025	Principal Amount	Value
Healthcare-Services – 0.1%

Providence St. Joseph Health Obligated Group 5.403% due 10/1/2033	$110,000	$113,406

Sutter Health Series 20A 2.294% due 8/15/2030	25,000	22,991

UnitedHealth Group, Inc. 5.625% due 7/15/2054	35,000	34,328

		170,725
Insurance – 0.9%

Athene Global Funding 2.50% due 3/24/2028(5)	382,000	366,893
5.583% due 1/9/2029(5)	175,000	179,764

Fortitude Global Funding 4.625% due 10/6/2028(5)	125,000	125,025

GA Global Funding Trust 5.20% due 12/9/2031(5)	230,000	233,434

Liberty Mutual Group, Inc. 4.569% due 2/1/2029(5)	109,000	109,498

NLG Global Funding 4.35% due 9/15/2030(5)	120,000	118,421

Protective Life Global Funding 5.432% due 1/14/2032(5)	185,000	192,441

RGA Global Funding
4.35% due 8/25/2028(5)	205,000	205,867
5.00% due 8/25/2032(5)	45,000	45,341

Sammons Financial Group Global Funding 4.95% due 6/12/2030(5)	260,000	263,685

		1,840,369
Internet – 0.1%

Meta Platforms, Inc. 4.60% due 11/15/2032	40,000	40,321
5.50% due 11/15/2045	100,000	97,102

		137,423
Media – 0.0%

Charter Communications Operating LLC/Charter Communications Operating Capital 5.85% due 12/1/2035	20,000	19,951

Comcast Corp. 2.80% due 1/15/2051	15,000	8,690
2.887% due 11/1/2051	30,000	17,544
3.999% due 11/1/2049	5,000	3,687

		49,872
Mining – 0.5%

Anglo American Capital PLC 2.625% due 9/10/2030(5)	331,000	305,081
4.50% due 3/15/2028(5)	200,000	201,142

Glencore Funding LLC 5.371% due 4/4/2029(5)	110,000	113,523
5.893% due 4/4/2054(5)	92,000	91,519
6.141% due 4/1/2055(5)	35,000	36,118
6.375% due 10/6/2030(5)	309,000	332,542

		1,079,925

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2025	Principal Amount	Value
Oil & Gas – 0.1%

Saudi Arabian Oil Co. 5.375% due 6/2/2035(5)	$240,000	$247,417

		247,417
Pipelines – 0.6%

Columbia Pipelines Holding Co. LLC 4.999% due 11/17/2032(5)	45,000	44,996
5.097% due 10/1/2031(5)	75,000	76,266

Columbia Pipelines Operating Co. LLC 5.927% due 8/15/2030(5)	120,000	126,943
6.497% due 8/15/2043(5)	59,000	62,328

Energy Transfer LP 4.95% due 6/15/2028	12,000	12,198
6.20% due 4/1/2055	53,000	51,949

Gray Oak Pipeline LLC 3.45% due 10/15/2027(5)	15,000	14,825

Greensaif Pipelines Bidco SARL 5.853% due 2/23/2036(5)	200,000	208,963
6.103% due 8/23/2042(5)	205,000	213,414

Whistler Pipeline LLC 5.40% due 9/30/2029(5)	193,000	198,959
5.70% due 9/30/2031(5)	130,000	134,915

		1,145,756
Real Estate – 0.1%

CBRE Services, Inc. 4.90% due 1/15/2033	260,000	261,249

		261,249
Real Estate Investment Trusts – 1.0%

American Tower Trust I 5.49% due 3/15/2028(5)	315,000	320,275

Crown Castle, Inc. 5.00% due 1/11/2028	523,000	531,173

Extra Space Storage LP 4.95% due 1/15/2033	35,000	35,379
5.40% due 6/15/2035	216,000	221,432

GLP Capital LP/GLP Financing II, Inc. 3.25% due 1/15/2032	275,000	248,809
5.75% due 6/1/2028	270,000	277,031

Kilroy Realty LP 2.65% due 11/15/2033	95,000	77,942
5.875% due 10/15/2035	80,000	80,367

Kite Realty Group LP 5.20% due 8/15/2032	25,000	25,542

Realty Income Corp. 5.125% due 4/15/2035	94,000	95,614

WEA Finance LLC 2.875% due 1/15/2027(5)	20,000	19,684
3.50% due 6/15/2029(5)	45,000	43,542

		1,976,790
Semiconductors – 0.2%

Foundry JV Holdco LLC 5.90% due 1/25/2033(5)	200,000	209,269

Intel Corp. 4.60% due 3/25/2040	307,000	273,804

		483,073

December 31, 2025	Principal Amount	Value
Software – 0.1%

Oracle Corp. 3.60% due 4/1/2050	$175,000	$109,009

		109,009
Telecommunications – 0.1%

AT&T, Inc. 4.55% due 11/1/2032	160,000	158,960
5.55% due 11/1/2045	165,000	158,899

		317,859

Total Corporate Bonds & Notes (Cost $16,493,159)		16,726,980
Municipals – 0.5%

Chicago Transit Authority Sales & Transfer Tax Receipts Revenue Series A 6.899% due 12/1/2040	45,231	50,736

Dallas Fort Worth International Airport Series A 4.087% due 11/1/2051	100,000	82,008

Metropolitan Transportation Authority Series C2 5.175% due 11/15/2049	10,000	9,233

Municipal Electric Authority of Georgia Series A 6.637% due 4/1/2057	144,000	155,728

Regents of the University of California Medical Center Pooled Revenue Series N 3.006% due 5/15/2050	125,000	83,467

State of Illinois 5.10% due 6/1/2033	545,343	558,906

Texas Natural Gas Securitization Finance Corp.
5.102% due 4/1/2035	100,477	103,144
5.169% due 4/1/2041	35,000	35,695

Total Municipals (Cost $1,123,956)		1,078,917
Non-Agency Mortgage-Backed Securities – 1.0%

BX Trust Series 2025-ARIA, Class A 5.031% due 12/13/2042(2)(3)(5)	50,000	50,453

Fannie Mae REMIC
Series 2019-42, Class LA 3.00% due 8/25/2049	216,320	200,821
Series 2020-27, Class HC 1.50% due 10/25/2049	320,366	255,639

Ginnie Mae REMIC Series 2021-215, Class KA 2.50% due 10/20/2049	232,133	209,005

PRET Trust
Series 2025-RPL2, Class A1 4.00% due 8/25/2064(2)(3)(5)	236,561	231,309

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2025	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Series 2025-RPL6, Class A 13.85% due 9/25/2069(2)(3)(5)	$360,576	$360,936

RFR Trust Series 2025-SGRM, Class A 5.379% due 3/11/2041(2)(3)(5)	324,333	331,897

Verus Securitization Trust Series 2025-R2, Class A1 5.086% due 7/25/2067(2)(3)(5)	305,000	305,246

Total Non-Agency Mortgage-Backed Securities (Cost $1,940,146)		1,945,306
Foreign Government – 0.3%

Israel Government International Bonds 5.375% due 3/12/2029	USD 220,000	226,407

Saudi Government International Bonds 5.375% due 1/13/2031(5)	USD 270,000	282,868

Total Foreign Government (Cost $488,455)		509,275
U.S. Government Securities – 15.2%

U.S. Treasury Bonds
2.25% due 2/15/2052	$566,900	343,949
2.375% due 5/15/2051	358,700	226,051
2.50% due 2/15/2045	207,700	147,094
3.00% due 11/15/2044	70,500	54,522
3.25% due 5/15/2042	25,000	20,850
3.375% due 8/15/2042	29,600	25,012
3.625% due 2/15/2053	385,000	311,700
3.625% due 5/15/2053	232,300	187,918
3.875% due 2/15/2043	544,700	490,017
3.875% due 5/15/2043	536,200	481,009
4.00% due 11/15/2042	796,900	730,409
4.00% due 11/15/2052	389,300	337,581
4.125% due 8/15/2044	334,800	307,271
4.125% due 8/15/2053	268,100	237,331
4.25% due 2/15/2054	38,700	34,987
4.375% due 8/15/2043	478,600	457,156
4.50% due 2/15/2044	392,900	380,100
4.50% due 11/15/2054	211,400	199,393
4.625% due 5/15/2044	478,200	469,495
4.625% due 11/15/2044	382,000	374,330
4.625% due 11/15/2045	328,700	321,202
4.625% due 5/15/2054	312,700	301,157
4.625% due 2/15/2055	49,800	47,969
4.625% due 11/15/2055	159,500	153,668
4.75% due 11/15/2043	435,700	435,751
4.75% due 2/15/2045	70,000	69,645
4.75% due 11/15/2053	377,800	370,879
4.75% due 5/15/2055	810,400	796,345
4.75% due 8/15/2055	386,800	380,273
4.875% due 8/15/2045	568,900	574,411
5.00% due 5/15/2045	408,300	419,145

U.S. Treasury Notes 2.75% due 4/30/2027	230,700	228,465
3.375% due 11/30/2027	352,800	352,125
3.375% due 12/31/2027	636,800	635,556
3.375% due 9/15/2028	610,700	608,195
3.50% due 10/31/2027	463,200	463,309

December 31, 2025	Principal Amount	Value
U.S. Government Securities (continued)
3.50% due 9/30/2029	$479,300	$477,072
3.50% due 11/30/2030	801,900	793,818
3.625% due 8/31/2027	974,600	976,770
3.625% due 8/31/2029	849,600	849,467
3.625% due 8/31/2030	853,700	850,665
3.625% due 10/31/2030	1,555,600	1,549,037
3.75% due 6/30/2027	226,000	226,874
3.75% due 8/15/2027	282,900	284,071
3.75% due 8/31/2031	10,000	9,967
3.75% due 10/31/2032	28,600	28,283
3.75% due 11/30/2032	78,800	77,889
3.875% due 5/31/2027	179,300	180,218
3.875% due 7/31/2027	615,500	619,082
3.875% due 10/15/2027	141,500	142,445
3.875% due 12/31/2027	219,600	221,238
3.875% due 12/31/2029	147,100	148,347
3.875% due 4/30/2030	489,200	493,022
3.875% due 6/30/2030	448,600	451,982
3.875% due 7/31/2030	351,300	353,894
3.875% due 8/31/2032	227,100	226,506
4.00% due 12/15/2027	491,300	496,059
4.00% due 7/31/2029	310,500	314,515
4.00% due 10/31/2029	441,900	447,683
4.00% due 2/28/2030	306,500	310,403
4.00% due 3/31/2030	407,700	412,892
4.00% due 5/31/2030	793,600	803,706
4.00% due 7/31/2032	228,200	229,394
4.00% due 11/15/2035	572,900	564,665
4.125% due 9/30/2027	373,400	377,397
4.125% due 3/31/2029	324,900	330,281
4.125% due 10/31/2029	24,400	24,817
4.125% due 11/30/2029	429,200	436,610
4.125% due 10/31/2031	41,800	42,443
4.125% due 3/31/2032	191,100	193,720
4.125% due 5/31/2032	87,300	88,446
4.25% due 1/15/2028	279,800	283,920
4.25% due 6/30/2029	464,000	473,806
4.25% due 11/15/2034	63,000	63,662
4.25% due 5/15/2035	947,000	954,842
4.25% due 8/15/2035	884,000	890,354
4.375% due 7/15/2027	280,500	284,225
4.375% due 12/31/2029	340,200	349,290
4.50% due 5/31/2029	468,600	482,072
4.50% due 12/31/2031	50,300	52,053
4.625% due 4/30/2029	554,400	572,310
4.625% due 4/30/2031	12,600	13,115
4.625% due 2/15/2035	529,700	549,833

Total U.S. Government Securities (Cost $31,376,573)		30,977,430
	Shares	Value
Exchange-Traded Funds – 0.6%

SPDR S&P 500 ETF Trust	1,854	1,264,280

Total Exchange-Traded Funds (Cost $1,257,501)		1,264,280
	Principal Amount	Value
U.S. Treasury Bills – 0.0%

U.S. Treasury Bills 3.614% due 4/7/2026(6)	$75,000	74,303

Total U.S. Treasury Bills (Cost $74,275)		74,303

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2025	Principal Amount	Value
Repurchase Agreements – 1.2%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $2,368,909, due 1/2/2026(7)	$2,368,770	$2,368,770

Total Repurchase Agreements (Cost $2,368,770)		2,368,770
Total Investments Before TBA Sale Commitments – 101.0%

(Cost $177,574,655)		205,620,786
TBA Sale Commitments
Agency Mortgage-Backed Securities – (1.3)%

Government National Mortgage Association
3.00% due 1/20/2055(4)	(128,000)	(114,995)
4.00% due 1/20/2055(4)	(403,000)	(380,630)

Uniform Mortgage-Backed Security
4.00% due 1/1/2056(4)	(213,000)	(202,014)
4.50% due 1/1/2040(4)	(359,000)	(359,126)
4.50% due 1/1/2055(4)	(251,000)	(245,012)
4.50% due 2/1/2056(4)	(80,000)	(78,029)
5.00% due 1/1/2055(4)	(623,000)	(621,248)
6.00% due 1/1/2055(4)	(534,000)	(548,273)

Total TBA Sale Commitments (Proceeds $2,540,803)		(2,549,327)

Assets in excess of other liabilities – 0.3%		469,894

Total Net Assets – 100.0%		$203,541,353
(1)	Non–income–producing security.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at December 31, 2025.
(4)	TBA — To be announced.
(5)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2025, the aggregate market value of these securities amounted to $10,152,546, representing 5.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	4/30/2027	$2,428,000	$2,416,263

Legend:

ADR — American Depositary Receipt

CMT — Constant Maturity Treasury

REITs — Real Estate Investment Trusts

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$129,805,153	$—	$—	$129,805,153
Agency Mortgage-Backed Securities	—	18,558,914	—	18,558,914
Asset-Backed Securities	—	2,311,458	—	2,311,458
Corporate Bonds & Notes	—	16,726,980	—	16,726,980
Municipals	—	1,078,917	—	1,078,917
Non-Agency Mortgage-Backed Securities	—	1,945,306	—	1,945,306
Foreign Government	—	509,275	—	509,275
U.S. Government Securities	—	30,977,430	—	30,977,430
Exchange-Traded Funds	1,264,280	—	—	1,264,280
U.S. Treasury Bills	—	74,303	—	74,303
Repurchase Agreements	—	2,368,770	—	2,368,770
Total	$131,069,433	$74,551,353	$—	$205,620,786
Other Financial Instruments
TBA Sale Commitments
Liabilities	$—	$(2,549,327)	$—	$(2,549,327)
Total	$—	$(2,549,327)	$—	$(2,549,327)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$205,620,786

Receivable for investments sold	3,357,410

Dividends/interest receivable	666,050

Prepaid expenses	8,116

Total Assets	209,652,362

Liabilities

Payable for investments purchased	3,182,919

TBA sale commitments, at value	2,549,327

Payable for fund shares redeemed	152,490

Investment advisory fees payable	83,263

Accrued custodian and accounting fees	47,569

Distribution fees payable	43,366

Accrued audit fees	12,757

Accrued trustees’ and officers’ fees	1,046

Due to custodian	9

Accrued expenses and other liabilities	38,263

Total Liabilities	6,111,009

Total Net Assets	$203,541,353

Net Assets Consist of:

Paid-in capital	$126,301,663

Distributable earnings	77,239,690

Total Net Assets	$203,541,353

Investments, at Cost	$177,574,655

TBA Sale Commitments, Proceeds	$2,540,803

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	14,208,532

Net Asset Value Per Share	$14.33

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Interest	$3,352,817

Dividends	1,338,260

Withholding taxes on foreign dividends	(9,187)

Total Investment Income	4,681,890

Expenses

Investment advisory fees	1,005,464

Distribution fees	523,679

Custodian and accounting fees	125,779

Professional fees	91,565

Trustees’ and officers’ fees	72,847

Administrative fees	51,967

Transfer agent fees	23,654

Shareholder reports	6,325

Other expenses	13,252

Total Expenses	1,914,532

Net Investment Income/(Loss)	2,767,358

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	19,620,037

Net realized gain/(loss) from futures contracts	6,945

Net change in unrealized appreciation/(depreciation) on investments	2,877,566

Net change in unrealized appreciation/(depreciation) on futures contracts	(948)

Net Gain on Investments and Derivative Contracts	22,503,600

Net Increase in Net Assets Resulting From Operations	$25,270,958

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$2,767,358	$3,116,532

Net realized gain/(loss) from investments and derivative contracts	19,626,982	23,158,178

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	2,876,618	2,746,156

Net Increase in Net Assets Resulting from Operations	25,270,958	29,020,866

Capital Share Transactions

Proceeds from sales of shares	2,601,421	4,729,385

Cost of shares redeemed	(43,508,454)	(36,474,915)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(40,907,033)	(31,745,530)

Net Decrease in Net Assets	(15,636,075)	(2,724,664)

Net Assets

Beginning of year	219,177,428	221,902,092

End of year	$203,541,353	$219,177,428

Other Information:

Shares

Sold	191,258	401,623

Redeemed	(3,253,840)	(3,032,921)

Net Decrease	(3,062,582)	(2,631,298)

10	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

11

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$12.69	$0.18	$1.46	$1.64	$14.33	12.92%

Year Ended 12/31/24	11.15	0.17	1.37	1.54	12.69	13.81%

Year Ended 12/31/23	9.46	0.14	1.55	1.69	11.15	17.86%

Period Ended 12/31/22(4)	10.00	0.07	(0.61)	(0.54)	9.46	(5.40)%	(5)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$203,541	0.91%		0.91%		1.33%		1.33%		137%

219,177	0.89%		0.89%		1.39%		1.39%		82%

221,902	0.88%		0.88%		1.41%		1.41%		93%

214,197	0.86%	(5)	0.86%	(5)	1.17%	(5)	1.17%	(5)	59%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Commenced operations on May 2, 2022.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Balanced Allocation VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps held as of December 31, 2025.

e. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

f. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

g. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

h. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

i. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.48% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.94% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.95%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $523,679 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (“TBA”) securities) for the year ended December 31, 2025, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$227,075,201	$57,781,927
Sales	259,040,473	62,711,251

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

TBA securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase,

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

f. Mortgage Dollar Rolls The Fund may engage from time to time in mortgage dollar roll transactions, which involve a sale by the Fund of a mortgage-backed security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. These transactions are typically used for short term financing. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for the Fund. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll transaction, while substantially similar, may be inferior to the securities initially sold by the Fund to the counterparty. The transactions involve the risk that the market price of mortgage-backed securities in a mortgage dollar roll transaction decline below the agreed-upon future repurchase price. Conversely, the market value of the securities subject to a Fund’s forward sale commitment may increase above the exercise price of the forward commitment. Dollar rolls (and when-issued, delayed delivery and to-be-

announced transactions) are speculative techniques that may result in leverage and increased volatility. These transactions may also increase risk associated with volatility and losses and are subject to counterparty risk. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate.

g. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2025, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

h. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

i. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g.,

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

j. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

k. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the year ended December 31, 2025 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Transactions in derivative investments for the year ended December 31, 2025 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$6,945

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$(948)

Average Number of Notional Amounts
Futures Contracts[3]	5

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

l. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Balanced Allocation VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Balanced Allocation VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2025 and for the period May 2, 2022 (commencement of operations) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the three years in the period ended December 31, 2025 and for the period May 2, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New

York February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

22

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s)

included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meeting were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

23

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

24

This Page Intentionally Left Blank

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11738

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Equity Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Equity Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN EQUITY INCOME VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 99.6%

Aerospace & Defense – 1.3%

L3Harris Technologies, Inc.	39,611	$11,628,601

		11,628,601
Banks – 8.0%

Bank of America Corp.	411,595	22,637,725

Huntington Bancshares, Inc.	550,940	9,558,809

JPMorgan Chase & Co.	42,812	13,794,883

M&T Bank Corp.	71,484	14,402,596

Regions Financial Corp.	423,362	11,473,110

		71,867,123
Beverages – 3.7%

Constellation Brands, Inc., Class A	66,669	9,197,655

Keurig Dr Pepper, Inc.	534,853	14,981,233

Pernod Ricard SA (France)	100,745	8,624,672

		32,803,560
Biotechnology – 1.5%

Gilead Sciences, Inc.	111,994	13,746,144

		13,746,144
Building Products – 1.0%

Johnson Controls International PLC	75,524	9,043,999

		9,043,999
Capital Markets – 6.3%

Ares Management Corp., Class A	50,728	8,199,167

Intercontinental Exchange, Inc.	63,526	10,288,671

Morgan Stanley	95,231	16,906,359

Nasdaq, Inc.	111,247	10,805,421

Raymond James Financial, Inc.	67,381	10,820,715

		57,020,333
Chemicals – 2.7%

Nutrien Ltd.	78,535	4,847,180

PPG Industries, Inc.	122,522	12,553,604

Westlake Corp.	97,689	7,223,125

		24,623,909
Communications Equipment – 1.8%

Cisco Systems, Inc.	209,229	16,116,910

		16,116,910
Containers & Packaging – 1.3%

Avery Dennison Corp.	63,810	11,605,763

		11,605,763
Electric Utilities – 2.9%

American Electric Power Co., Inc.	110,322	12,721,230

PPL Corp.	374,317	13,108,581

		25,829,811
Electrical Equipment – 2.2%

Eaton Corp. PLC	22,622	7,205,333

Emerson Electric Co.	96,810	12,848,623

		20,053,956
Electronic Equipment, Instruments & Components – 1.3%

TE Connectivity PLC	49,246	11,203,957

		11,203,957

December 31, 2025	Shares	Value

Entertainment – 0.3%

Walt Disney Co.	26,200	$2,980,774

		2,980,774
Food Products – 1.6%

Archer-Daniels-Midland Co.	252,546	14,518,870

		14,518,870
Gas Utilities – 1.1%

Atmos Energy Corp.	59,616	9,993,430

		9,993,430

Health Care Equipment & Supplies – 1.1%

Becton Dickinson & Co.	51,312	9,958,120

		9,958,120

Health Care Providers & Services – 4.4%

CVS Health Corp.	103,731	8,232,092

Elevance Health, Inc.	36,742	12,879,908

UnitedHealth Group, Inc.	55,148	18,204,907

		39,316,907

Hotels, Restaurants & Leisure – 1.2%

Darden Restaurants, Inc.	55,922	10,290,766

		10,290,766

Household Products – 1.0%

Kimberly-Clark Corp.	89,705	9,050,337

		9,050,337

Industrial Conglomerates – 1.5%

Honeywell International, Inc.	69,350	13,529,492

		13,529,492

Insurance – 4.4%

American International Group, Inc.	145,497	12,447,268

Marsh & McLennan Cos., Inc.	74,165	13,759,091

Progressive Corp.	58,867	13,405,193

		39,611,552

IT Services – 2.5%

Accenture PLC, Class A	41,315	11,084,814

Amdocs Ltd.	141,737	11,411,246

		22,496,060

Machinery – 2.7%

IDEX Corp.	52,593	9,358,398

PACCAR, Inc.	136,535	14,951,948

		24,310,346

Metals & Mining – 1.4%

Anglo American PLC (United Kingdom)	299,941	12,360,386

		12,360,386

Multi-Utilities – 3.9%

Dominion Energy, Inc.	237,240	13,899,892

Sempra	152,533	13,467,138

WEC Energy Group, Inc.	74,598	7,867,105

		35,234,135

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN EQUITY INCOME VIP FUND

December 31, 2025	Shares	Value

Oil, Gas & Consumable Fuels – 6.2%

ConocoPhillips	142,699	$13,358,053

Coterra Energy, Inc.	534,832	14,076,778

EQT Corp.	222,150	11,907,240

Marathon Petroleum Corp.	31,176	5,070,153

Targa Resources Corp.	63,003	11,624,054

		56,036,278
Personal Care Products – 1.8%

Unilever PLC, ADR	251,045	16,418,343

		16,418,343
Pharmaceuticals – 9.6%

AstraZeneca PLC, ADR	109,057	10,025,610

Eli Lilly & Co.	6,800	7,307,824

Johnson & Johnson	87,401	18,087,637

Merck & Co., Inc.	219,952	23,152,148

Pfizer, Inc.	343,166	8,544,833

Roche Holding AG (Switzerland)	23,964	9,903,556

Zoetis, Inc.	73,193	9,209,143

		86,230,751
Professional Services – 1.0%

Automatic Data Processing, Inc.	35,451	9,119,061

		9,119,061
Residential REITs – 1.0%

Sun Communities, Inc.	75,079	9,303,039

		9,303,039
Semiconductors & Semiconductor Equipment – 2.3%

Broadcom, Inc.	22,596	7,820,475

NXP Semiconductors NV	59,361	12,884,899

		20,705,374
Specialized REITs – 5.5%

Crown Castle, Inc.	155,141	13,787,381

Gaming & Leisure Properties, Inc.	323,234	14,445,327

Lamar Advertising Co., Class A	86,427	10,939,930

Weyerhaeuser Co.	414,498	9,819,457

		48,992,095
Specialty Retail – 3.5%

Dick’s Sporting Goods, Inc.	53,860	10,662,664

Industria de Diseno Textil SA (Spain)	172,205	11,343,208

Industria de Diseno Textil SA, ADR	35,196	580,734

Tractor Supply Co.	168,467	8,425,035

		31,011,641

December 31, 2025	Shares	Value
Technology Hardware, Storage & Peripherals – 1.3%

NetApp, Inc.	111,283	$11,917,297

		11,917,297
Textiles, Apparel & Luxury Goods – 0.7%

NIKE, Inc., Class B	100,407	6,396,930

		6,396,930
Tobacco – 1.4%

Philip Morris International, Inc.	75,844	12,165,378

		12,165,378
Trading Companies & Distributors – 1.5%

Ferguson Enterprises, Inc.	61,149	13,613,602

		13,613,602
Water Utilities – 1.0%

American Water Works Co., Inc.	68,670	8,961,435

		8,961,435
Wireless Telecommunication Services – 1.7%

T-Mobile U.S., Inc.	76,363	15,504,744

		15,504,744

Total Common Stocks (Cost $830,780,272)		895,571,209

	Principal Amount	Value
Repurchase Agreements – 0.5%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $4,503,514, due 1/2/2026(1)	$4,503,249	4,503,249

Total Repurchase Agreements (Cost $4,503,249)		4,503,249

Total Investments – 100.1% (Cost $835,283,521)		900,074,458

Liabilities in excess of other assets – (0.1)%		(767,040)

Total Net Assets – 100.0%		$899,307,418

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	4/30/2027	$4,615,800	$4,593,437

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$853,339,387	$42,231,822	*	$—	$895,571,209
Repurchase Agreements	—	4,503,249		—	4,503,249
Total	$853,339,387	$46,735,071		$—	$900,074,458

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$900,074,458

Foreign currency, at value	11

Dividends/interest receivable	1,308,672

Foreign tax reclaims receivable	46,458

Reimbursement receivable from adviser	10,722

Prepaid expenses	22,295

Total Assets	901,462,616

Liabilities

Payable for fund shares redeemed	858,755

Payable for investments purchased	762,534

Investment advisory fees payable	385,549

Accrued custodian and accounting fees	23,441

Accrued audit fees	10,727

Accrued trustees’ and officers’ fees	4,523

Accrued expenses and other liabilities	109,669

Total Liabilities	2,155,198

Total Net Assets	$899,307,418

Net Assets Consist of:

Paid-in capital	$748,690,802

Distributable earnings	150,616,616

Total Net Assets	$899,307,418

Investments, at Cost	$835,283,521

Foreign Currency, at Cost	$11

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	64,599,173

Net Asset Value Per Share	$13.92

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$18,889,309

Interest	169,381

Withholding taxes on foreign dividends	(253,998)

Total Investment Income	18,804,692

Expenses

Investment advisory fees	3,297,150

Trustees’ and officers’ fees	178,205

Professional fees	177,242

Administrative fees	114,586

Custodian and accounting fees	72,501

Transfer agent fees	20,422

Shareholder reports	12,747

Other expenses	22,451

Total Expenses	3,895,304

Less: Fees waived	(212,917)

Total Expenses, Net	3,682,387

Net Investment Income/(Loss)	15,122,305

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	51,852,957

Net realized gain/(loss) from foreign currency transactions	125,891

Net change in unrealized appreciation/(depreciation) on investments	57,108,838

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	5,294

Net Gain on Investments and Foreign Currency Transactions	109,092,980

Net Increase in Net Assets Resulting From Operations	$124,215,285

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$15,122,305	$3,180,750

Net realized gain/(loss) from investments and foreign currency transactions	51,978,848	7,465,288

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	57,114,132	2,358,083

Net Increase in Net Assets Resulting from Operations	124,215,285	13,004,121

Capital Share Transactions

Proceeds from sales of shares	790,873,244 [1]	4,493,981

Cost of shares redeemed	(140,053,534)	(32,101,112)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	650,819,710	(27,607,131)

Net Increase/(Decrease) in Net Assets	775,034,995	(14,603,010)

Net Assets

Beginning of year	124,272,423	138,875,433

End of year	$899,307,418	$124,272,423

Other Information:

Shares

Sold	64,985,263	393,803

Redeemed	(10,633,775)	(2,748,425)

Net Increase/(Decrease)	54,351,488	(2,354,622)

[1]	Includes in-kind subscriptions of $738,248,836. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

4	The accompanying notes are an integral part of these financial statements.

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5

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$12.13	$0.30	$1.49	$1.79	$13.92	14.76%

Year Ended 12/31/24	11.02	0.28	0.83	1.11	12.13	10.07%

Year Ended 12/31/23	10.26	0.27	0.49	0.76	11.02	7.41%

Period Ended 12/31/22(4)	10.00	0.18	0.08	0.26	10.26	2.60%	(5)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$899,307	0.56%		0.59%		2.29%		2.26%		152%

124,272	0.63%		0.67%		2.38%		2.34%		37%

138,875	0.55%		0.65%		2.60%		2.50%		37%

143,109	0.54%	(5)	0.64%	(5)	2.68%	(5)	2.58%	(5)	36%	(5)
(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Commenced operations on May 2, 2022.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Equity Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks a high level of current income consistent with growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.50% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.55% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.70%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $212,917.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $992,462,008 and $1,023,387,039, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Equity Income VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Equity Income VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2025 and for the period May 2, 2022 (commencement of operations) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the three years in the period ended December 31, 2025 and for the period May 2, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

14

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15

This Page Intentionally Left Blank

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11739

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Select Mid Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Select Mid Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 99.2%

Aerospace & Defense – 4.6%

Beta Technologies, Inc., Class A(1)	900	$25,389

Carpenter Technology Corp.	6,661	2,097,149

Curtiss-Wright Corp.	750	413,452

HEICO Corp., Class A	6,746	1,702,893

Howmet Aerospace, Inc.	9,080	1,861,582

StandardAero, Inc.(1)	1,010	28,967

Woodward, Inc.	5,420	1,638,574

		7,768,006
Automobile Components – 0.4%

LCI Industries	5,251	637,156

		637,156
Banks – 7.7%

Associated Banc-Corp.	12,836	330,655

Bancorp, Inc.(1)	34,660	2,340,243

Comerica, Inc.	6,172	536,532

East West Bancorp, Inc.	8,409	945,088

Eastern Bankshares, Inc.	43,563	802,866

First Horizon Corp.	42,897	1,025,238

FNB Corp.	65,248	1,115,741

Hancock Whitney Corp.	10,976	698,952

Pathward Financial, Inc.	4,702	333,842

Piraeus Bank SA (Greece)	41,098	326,738

Popular, Inc.	7,070	880,356

Synovus Financial Corp.	16,281	814,864

UMB Financial Corp.	5,613	645,720

Webster Financial Corp.	17,846	1,123,227

Western Alliance Bancorp	7,871	661,715

Wintrust Financial Corp.	4,400	615,208

		13,196,985
Beverages – 0.5%

Boston Beer Co., Inc., Class A(1)	251	48,978

Celsius Holdings, Inc.(1)	8,420	385,131

Coca-Cola Consolidated, Inc.	3,124	478,909

		913,018
Biotechnology – 1.9%

Cytokinetics, Inc.(1)	8,550	543,267

Legend Biotech Corp., ADR(1)	15,540	337,840

Moderna, Inc.(1)	14,000	412,860

Roivant Sciences Ltd.(1)	13,180	286,006

Soleno Therapeutics, Inc.(1)	6,000	277,800

United Therapeutics Corp.(1)	1,440	701,640

Veracyte, Inc.(1)	15,550	654,655

		3,214,068
Building Products – 1.4%

Carlisle Cos., Inc.	3,516	1,124,628

Owens Corning	3,630	406,233

Simpson Manufacturing Co., Inc.	1,730	279,343

Trex Co., Inc.(1)	15,510	544,091

		2,354,295

December 31, 2025	Shares	Value
Capital Markets – 2.5%

Amundi SA (France)(2)	7,140	$590,508

Blue Owl Capital, Inc.	54,696	817,158

Carlyle Group, Inc.	6,310	372,984

Jefferies Financial Group, Inc.	10,589	656,200

Marex Group PLC	22,072	846,682

Patria Investments Ltd., Class A	53,553	850,957

Wealthfront Corp.(1)	5,350	72,707

		4,207,196
Chemicals – 1.1%

Avient Corp.	13,143	410,587

RPM International, Inc.	10,984	1,142,336

Westlake Corp.	5,592	413,473

		1,966,396
Commercial Services & Supplies – 0.8%

Brink’s Co.	11,776	1,374,612

		1,374,612
Communications Equipment – 1.4%

Ciena Corp.(1)	10,237	2,394,127

		2,394,127
Construction & Engineering – 2.4%

Comfort Systems USA, Inc.	1,860	1,735,920

EMCOR Group, Inc.	2,870	1,755,837

WillScot Holdings Corp.	33,095	623,179

		4,114,936
Construction Materials – 0.5%

Eagle Materials, Inc.	4,256	879,630

		879,630
Consumer Finance – 1.1%

FirstCash Holdings, Inc.	2,612	416,300

SLM Corp.	56,727	1,535,033

		1,951,333
Consumer Staples Distribution & Retail – 3.1%

Albertsons Cos., Inc., Class A	14,872	255,352

BJ’s Wholesale Club Holdings, Inc.(1)	8,625	776,509

Casey’s General Stores, Inc.	2,218	1,225,911

Maplebear, Inc.(1)	7,413	333,437

Performance Food Group Co.(1)	12,201	1,097,114

Sprouts Farmers Market, Inc.(1)	5,226	416,355

U.S. Foods Holding Corp.(1)	14,865	1,119,632

		5,224,310
Containers & Packaging – 0.6%

Crown Holdings, Inc.	10,639	1,095,498

		1,095,498
Diversified Consumer Services – 1.1%

Duolingo, Inc.(1)	2,980	522,990

Service Corp. International	16,619	1,295,783

		1,818,773

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

December 31, 2025	Shares	Value
Diversified Telecommunication Services – 0.2%

Frontier Communications Parent, Inc.(1)	9,395	$357,668

		357,668
Electric Utilities – 1.2%

IDACORP, Inc.	1,187	150,227

OGE Energy Corp.	15,580	665,266

Pinnacle West Capital Corp.	3,295	292,266

Portland General Electric Co.	9,508	456,289

TXNM Energy, Inc.	9,115	536,691

		2,100,739
Electrical Equipment – 2.3%

Acuity, Inc.	2,470	889,299

Nextpower, Inc., Class A(1)	9,080	790,959

nVent Electric PLC	12,640	1,288,901

Regal Rexnord Corp.	6,402	898,328

		3,867,487
Electronic Equipment, Instruments & Components – 3.6%

Coherent Corp.(1)	19,091	3,523,626

Jabil, Inc.	5,737	1,308,151

TD SYNNEX Corp.	8,691	1,305,649

		6,137,426
Energy Equipment & Services – 0.8%

Liberty Energy, Inc.	22,871	422,199

Weatherford International PLC	11,923	933,094

		1,355,293
Entertainment – 0.1%

Warner Music Group Corp., Class A	2,999	91,979

		91,979
Financial Services – 1.2%

Essent Group Ltd.	3,113	202,376

NMI Holdings, Inc.(1)	18,025	735,240

UWM Holdings Corp.	3,771	16,517

Voya Financial, Inc.	15,447	1,150,647

		2,104,780
Food Products – 0.4%

Darling Ingredients, Inc.(1)	10,279	370,044

Flowers Foods, Inc.	3,925	42,704

Ingredion, Inc.	3,257	359,117

		771,865
Gas Utilities – 1.1%

National Fuel Gas Co.	7,581	606,935

Southwest Gas Holdings, Inc.	5,765	461,315

UGI Corp.	21,045	787,715

		1,855,965
Ground Transportation – 2.2%

Landstar System, Inc.	8,548	1,228,347

XPO, Inc.(1)	18,671	2,537,576

		3,765,923

December 31, 2025	Shares	Value
Health Care Equipment & Supplies – 2.1%

Insulet Corp.(1)	1,830	$520,159

Masimo Corp.(1)	10,400	1,352,624

Penumbra, Inc.(1)	5,250	1,632,278

		3,505,061
Health Care Providers & Services – 2.1%

Alignment Healthcare, Inc.(1)	26,000	513,500

BrightSpring Health Services, Inc.(1)	18,900	707,805

Hims & Hers Health, Inc.(1)	2,400	77,928

Privia Health Group, Inc.(1)	22,090	523,754

Surgery Partners, Inc.(1)	15,770	243,646

Tenet Healthcare Corp.(1)	7,630	1,516,234

		3,582,867
Health Care REITs – 0.7%

Ventas, Inc.	15,633	1,209,682

		1,209,682
Health Care Technology – 0.5%

Doximity, Inc., Class A(1)	3,000	132,840

Waystar Holding Corp.(1)	23,800	779,450

		912,290
Hotels, Restaurants & Leisure – 2.1%

Aramark	34,563	1,273,992

Brinker International, Inc.(1)	3,807	546,381

Cava Group, Inc.(1)	8,011	470,165

Hilton Grand Vacations, Inc.(1)	13,833	619,027

Sportradar Group AG, Class A(1)	16,127	383,339

Wynn Resorts Ltd.	2,676	322,003

		3,614,907
Household Durables – 2.5%

Somnigroup International, Inc.	21,386	1,909,342

Taylor Morrison Home Corp.(1)	12,815	754,419

Toll Brothers, Inc.	11,243	1,520,279

		4,184,040
Independent Power and Renewable Electricity Producers – 1.1%

Ormat Technologies, Inc.	5,135	567,263

Talen Energy Corp.(1)	3,453	1,294,323

		1,861,586
Industrial REITs – 1.1%

EastGroup Properties, Inc.	5,130	913,858

Terreno Realty Corp.	15,920	934,663

		1,848,521
Insurance – 4.0%

American Financial Group, Inc.	10,396	1,420,925

Assurant, Inc.	3,736	899,816

Baldwin Insurance Group, Inc.(1)	47,276	1,136,042

Brighthouse Financial, Inc.(1)	1,440	93,298

Reinsurance Group of America, Inc.	9,033	1,837,854

Selective Insurance Group, Inc.	6,066	507,542

Unum Group	11,470	888,925

		6,784,402

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

December 31, 2025	Shares	Value
Interactive Media & Services – 0.4%

Pinterest, Inc., Class A(1)	28,100	$727,509

		727,509
IT Services – 2.4%

Kyndryl Holdings, Inc.(1)	22,666	602,009

Okta, Inc.(1)	14,890	1,287,538

Twilio, Inc., Class A(1)	15,575	2,215,388

		4,104,935
Life Sciences Tools & Services – 1.2%

10X Genomics, Inc., Class A(1)	13,990	228,177

Repligen Corp.(1)	7,100	1,163,406

Sartorius Stedim Biotech (France)	2,600	639,745

		2,031,328
Machinery – 5.4%

Allison Transmission Holdings, Inc.	8,496	831,758

Crane Co.	9,330	1,720,732

Dover Corp.	2,450	478,338

Esab Corp.	16,000	1,787,520

Flowserve Corp.	30,815	2,137,945

ITT, Inc.	12,841	2,228,042

		9,184,335
Marine Transportation – 0.9%

Kirby Corp.(1)	13,952	1,537,231

		1,537,231
Media – 0.9%

EchoStar Corp., Class A(1)	6,283	682,962

New York Times Co., Class A	7,490	519,956

Nexstar Media Group, Inc.	1,372	278,584

		1,481,502
Metals & Mining – 1.8%

Cleveland-Cliffs, Inc.(1)	49,160	652,845

Lundin Mining Corp. (Canada)	52,786	1,134,521

Reliance, Inc.	4,547	1,313,492

		3,100,858
Office REITs – 0.6%

Postal Realty Trust, Inc., Class A	52,368	845,220

SL Green Realty Corp.	5,320	244,028

		1,089,248
Oil, Gas & Consumable Fuels – 3.3%

Antero Resources Corp.(1)	37,822	1,303,346

Expand Energy Corp.	6,929	764,684

HF Sinclair Corp.	16,815	774,835

Northern Oil & Gas, Inc.	15,489	332,549

Permian Resources Corp.	81,320	1,140,920

Plains All American Pipeline LP	28,572	513,153

Targa Resources Corp.	3,951	728,960

		5,558,447
Paper & Forest Products – 0.4%

Louisiana-Pacific Corp.	8,527	688,641

		688,641

December 31, 2025	Shares	Value
Personal Care Products – 0.2%

BellRing Brands, Inc.(1)	6,455	$172,542

e.l.f. Beauty, Inc.(1)	2,921	222,113

		394,655
Pharmaceuticals – 1.1%

Elanco Animal Health, Inc.(1)	55,000	1,244,650

Royalty Pharma PLC, Class A	17,720	684,701

		1,929,351
Professional Services – 1.5%

CACI International, Inc., Class A(1)	3,400	1,811,554

KBR, Inc.	18,210	732,042

		2,543,596
Real Estate Management & Development – 1.0%

Compass, Inc., Class A(1)	45,220	477,975

Jones Lang LaSalle, Inc.(1)	3,440	1,157,457

		1,635,432
Residential REITs – 0.9%

American Homes 4 Rent, Class A	18,390	590,319

Camden Property Trust	4,030	443,622

Sun Communities, Inc.	4,490	556,356

		1,590,297
Retail REITs – 0.8%

Macerich Co.	17,850	329,511

Tanger, Inc.	8,120	270,964

Urban Edge Properties	41,190	790,436

		1,390,911
Semiconductors & Semiconductor Equipment – 3.1%

Allegro MicroSystems, Inc.(1)	27,551	726,795

MACOM Technology Solutions Holdings, Inc.(1)	11,071	1,896,241

MKS, Inc.	7,061	1,128,348

Nova Ltd.(1)	1,639	538,231

Rambus, Inc.(1)	10,021	920,830

		5,210,445
Software – 3.0%

Commvault Systems, Inc.(1)	4,505	564,747

Dynatrace, Inc.(1)	23,533	1,019,920

Gen Digital, Inc.	19,490	529,933

Guidewire Software, Inc.(1)	6,055	1,217,116

Nutanix, Inc., Class A(1)	9,662	499,429

PTC, Inc.(1)	2,899	505,035

Rubrik, Inc., , Class A(1)	9,184	702,392

		5,038,572
Specialized REITs – 1.3%

CubeSmart	15,319	552,250

Four Corners Property Trust, Inc.	30,690	707,711

Outfront Media, Inc.	40,791	983,063

		2,243,024
Specialty Retail – 3.8%

Aritzia, Inc. (Canada)(1)	10,067	860,706

Bath & Body Works, Inc.	37,871	760,450

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

December 31, 2025	Shares	Value
Specialty Retail (continued)

Burlington Stores, Inc.(1)	3,585	$1,035,527

Chewy, Inc., Class A(1)	16,454	543,805

Dick’s Sporting Goods, Inc.	5,469	1,082,698

Floor & Decor Holdings, Inc., Class A(1)	9,620	585,762

Gap, Inc.	25,316	648,089

Murphy USA, Inc.	1,717	692,844

Williams-Sonoma, Inc.	1,108	197,878

		6,407,759
Technology Hardware, Storage & Peripherals – 0.8%

Pure Storage, Inc., Class A(1)	570	38,195

Western Digital Corp.	7,251	1,249,130

		1,287,325
Textiles, Apparel & Luxury Goods – 1.6%

Amer Sports, Inc.(1)	22,798	851,505

Birkenstock Holding PLC(1)	18,208	744,707

PVH Corp.	6,472	433,754

Tapestry, Inc.	6,075	776,203

		2,806,169
Trading Companies & Distributors – 2.4%

Core & Main, Inc., Class A(1)	14,590	758,242

Watsco, Inc.	2,740	923,243

WESCO International, Inc.	9,769	2,389,888

		4,071,373

Total Common Stocks (Cost $133,533,401)		169,075,763

	Principal Amount	Value
U.S. Treasury Bills – 0.1%

U.S. Treasury Bills 3.807%% due 2/26/2026(3)	$20,000	19,890

3.88% due 1/29/2026(3)	110,000	109,710

Total U.S. Treasury Bills (Cost $129,560)		129,600

December 31, 2025	Principal Amount	Value
Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $1,454,136, due 1/2/2026(4)	$1,454,051	$1,454,051

Total Repurchase Agreements (Cost $1,454,051)		1,454,051

Total Investments – 100.1% (Cost $135,117,012)		170,659,414

Liabilities in excess of other assets – (0.1)%		(224,230)

Total Net Assets – 100.0%		$170,435,184

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2025, the aggregate market value of this security amounted to $590,508, representing 0.3% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Interest rate shown reflects the discount rate at time of purchase.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	5/15/2027	$1,455,100	$1,483,156

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$167,518,772	$1,556,991	*	$—	$169,075,763
U.S. Treasury Bills	—	129,600		—	129,600
Repurchase Agreements	—	1,454,051		—	1,454,051
Total	$167,518,772	$3,140,642		$—	$170,659,414

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$170,659,414

Receivable for investments sold	216,053

Dividends/interest receivable	127,603

Foreign tax reclaims receivable	4,653

Prepaid expenses	6,905

Total Assets	171,014,628

Liabilities

Due to custodian foreign currency	147

Payable for investments purchased	309,331

Investment advisory fees payable	78,253

Payable for fund shares redeemed	77,965

Distribution fees payable	36,912

Accrued custodian and accounting fees	31,217

Accrued audit fees	11,252

Accrued trustees’ and officers’ fees	913

Due to custodian	610

Accrued expenses and other liabilities	32,844

Total Liabilities	579,444

Total Net Assets	$170,435,184

Net Assets Consist of:

Paid-in capital	$129,253,861

Distributable earnings	41,181,323

Total Net Assets	$170,435,184

Investments, at Cost	$135,117,012

Foreign currency, proceeds	$147

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	13,658,605

Net Asset Value Per Share	$12.48

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$2,375,125

Interest	36,224

Withholding taxes on foreign dividends	(10,036)

Total Investment Income	2,401,313

Expenses

Investment advisory fees	937,228

Distribution fees	442,089

Custodian and accounting fees	94,819

Professional fees	76,505

Trustees’ and officers’ fees	61,841

Administrative fees	47,185

Transfer agent fees	17,674

Shareholder reports	579

Other expenses	11,417

Total Expenses	1,689,337

Net Investment Income/(Loss)	711,976

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	17,214,976

Net realized gain/(loss) from futures contracts	(103,745)

Net realized gain/(loss) from foreign currency transactions	3,467

Net change in unrealized appreciation/(depreciation) on investments	(195,914)

Net change in unrealized appreciation/(depreciation) on futures contracts	10,760

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	535

Net Gain on Investments, Derivative Contracts and Foreign Currency Transactions	16,930,079

Net Increase in Net Assets Resulting From Operations	$17,642,055

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$711,976	$1,538,667

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	17,114,698	10,532,840

Net change in unrealized appreciation/(depreciation) on investments, derivative contracts and translation of assets and liabilities in foreign currencies	(184,619)	12,815,751

Net Increase in Net Assets Resulting from Operations	17,642,055	24,887,258

Capital Share Transactions

Proceeds from sales of shares	6,623,963	3,574,721

Cost of shares redeemed	(43,566,444)	(62,649,377)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(36,942,481)	(59,074,656)

Net Decrease in Net Assets	(19,300,426)	(34,187,398)

Net Assets

Beginning of year	189,735,610	223,923,008

End of year	$170,435,184	$189,735,610

Other Information:

Shares

Sold	605,293	336,885

Redeemed	(3,729,133)	(5,821,766)

Net Decrease	(3,123,840)	(5,484,881)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$11.31	$0.05	$1.12	$1.17	$12.48	10.34%

Year Ended 12/31/24	10.06	0.08	1.17	1.25	11.31	12.43%

Year Ended 12/31/23	8.65	0.06	1.35	1.41	10.06	16.30%

Year Ended 12/31/22	10.08	0.06	(1.49)	(1.43)	8.65	(14.19)%

Period Ended 12/31/21(4)	10.00	0.02	0.06	0.08	10.08	0.80%	(5)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$170,435	0.96%		0.96%		0.40%		0.40%		60%

189,736	0.92%		0.94%		0.74%		0.72%		47%

223,923	0.87%		0.92%		0.64%		0.59%		56%

218,099	0.87%		0.90%		0.69%		0.66%		74%

261,849	0.82%	(5)	0.90%	(5)	0.96%	(5)	0.88%	(5)	93%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Commenced operations on October 25, 2021.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Select Mid Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.53% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.12% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 1.06%. The limitation may not be increased or terminated prior to this time

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”). FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $442,089 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $104,755,437 and $140,083,277, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

e. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into equity futures contracts for the year ended December 31, 2025 to equitize cash and keep the Fund fully invested. Using futures contracts involves various risks, including market, interest rate and equity risks. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with the changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that a Fund will not achieve the anticipated benefits of the futures contract or may realize a loss. There were no futures contracts held as of December 31, 2025.

Transactions in derivative investments for the year ended December 31, 2025 were as follows:

Equity Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(103,745)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$10,760

Average Number of Notional Amounts
Futures Contracts[3]	2

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Select Mid Cap Core VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Select Mid Cap Core VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period October 25, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period October 25, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

15

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11408

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Small-Mid Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Small-Mid Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 97.8%

Aerospace & Defense – 4.1%

BWX Technologies, Inc.	18,320	$3,166,429

Melrose Industries PLC (United Kingdom)	384,577	3,025,696

V2X, Inc.(1)	47,803	2,607,654

		8,799,779
Automobile Components – 1.3%

Gentherm, Inc.(1)	76,676	2,788,706

		2,788,706
Banks – 6.1%

Ameris Bancorp	44,591	3,311,774

Axos Financial, Inc.(1)	33,918	2,922,375

Webster Financial Corp.	54,509	3,430,796

Wintrust Financial Corp.	24,551	3,432,721

		13,097,666
Building Products – 3.8%

AAON, Inc.	34,688	2,644,960

AZZ, Inc.	27,983	2,999,218

Carlisle Cos., Inc.	8,133	2,601,421

		8,245,599
Capital Markets – 3.2%

Cboe Global Markets, Inc.	13,656	3,427,656

Raymond James Financial, Inc.	21,452	3,444,977

		6,872,633
Chemicals – 2.2%

Ashland, Inc.	46,159	2,708,148

Westlake Corp.	26,936	1,991,648

		4,699,796
Commercial Services & Supplies – 2.1%

Montrose Environmental Group, Inc.(1)	103,175	2,561,835

Republic Services, Inc.	9,578	2,029,866

		4,591,701
Construction & Engineering – 1.8%

API Group Corp.(1)	100,130	3,830,974

		3,830,974
Containers & Packaging – 2.2%

Crown Holdings, Inc.	30,499	3,140,482

International Paper Co.	42,219	1,663,006

		4,803,488
Electrical Equipment – 3.7%

Allient, Inc.	72,975	3,922,406

Regal Rexnord Corp.	28,165	3,952,113

		7,874,519
Electronic Equipment, Instruments & Components – 5.8%

Littelfuse, Inc.	13,176	3,332,474

Mirion Technologies, Inc.(1)	116,111	2,719,320

Ralliant Corp.	61,444	3,128,114

Teledyne Technologies, Inc.(1)	6,629	3,385,629

		12,565,537

December 31, 2025	Shares	Value
Entertainment – 1.5%

Roku, Inc.(1)	28,915	$3,136,988

		3,136,988
Financial Services – 1.4%

Essent Group Ltd.	46,414	3,017,374

		3,017,374
Health Care Equipment & Supplies – 2.7%

Haemonetics Corp.(1)	35,099	2,813,185

LivaNova PLC(1)	48,650	2,993,434

		5,806,619
Health Care Providers & Services – 2.5%

HealthEquity, Inc.(1)	37,273	3,414,580

Humana, Inc.	7,426	1,902,021

		5,316,601
Health Care Technology – 0.4%

Schrodinger, Inc.(1)	46,710	835,175

		835,175
Hotels, Restaurants & Leisure – 2.5%

DraftKings, Inc., Class A(1)	56,027	1,930,690

Planet Fitness, Inc., Class A(1)	31,557	3,422,988

		5,353,678
Household Durables – 1.7%

Toll Brothers, Inc.	27,085	3,662,434

		3,662,434
Industrial REITs – 1.5%

Terreno Realty Corp.	53,416	3,136,053

		3,136,053
Insurance – 7.1%

Arch Capital Group Ltd.(1)	22,659	2,173,451

Axis Capital Holdings Ltd.	26,412	2,828,461

First American Financial Corp.	43,510	2,673,254

HCI Group, Inc.	10,397	1,993,001

Reinsurance Group of America, Inc.	13,478	2,742,234

Unum Group	36,319	2,814,723

		15,225,124
IT Services – 1.2%

Okta, Inc.(1)	28,849	2,494,573

		2,494,573
Life Sciences Tools & Services – 6.2%

Azenta, Inc.(1)	108,933	3,623,111

Bio-Rad Laboratories, Inc., Class A(1)	15,235	4,616,053

Bruker Corp.	64,416	3,034,638

ICON PLC(1)	11,945	2,176,618

		13,450,420
Marine Transportation – 1.7%

Kirby Corp.(1)	32,790	3,612,802

		3,612,802
Metals & Mining – 1.6%

Commercial Metals Co.	50,618	3,503,778

		3,503,778

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

December 31, 2025	Shares	Value
Oil, Gas & Consumable Fuels – 2.6%

Antero Resources Corp.(1)	96,510	$3,325,735

Coterra Energy, Inc.	84,833	2,232,804

		5,558,539
Paper & Forest Products – 1.5%

Louisiana-Pacific Corp.	41,075	3,317,217

		3,317,217
Passenger Airlines – 1.1%

Alaska Air Group, Inc.(1)	47,829	2,405,799

		2,405,799
Professional Services – 0.7%

TransUnion	16,986	1,456,550

		1,456,550
Residential REITs – 1.2%

Sun Communities, Inc.	21,783	2,699,132

		2,699,132
Semiconductors & Semiconductor Equipment – 5.6%

Allegro MicroSystems, Inc.(1)	89,820	2,369,451

Marvell Technology, Inc.	66,403	5,642,927

ON Semiconductor Corp.(1)	73,445	3,977,047

		11,989,425
Software – 3.3%

CCC Intelligent Solutions Holdings, Inc.(1)	275,351	2,189,040

Dynatrace, Inc.(1)	63,084	2,734,061

SPS Commerce, Inc.(1)	25,771	2,296,969

		7,220,070
Specialized REITs – 1.3%

SBA Communications Corp.	14,978	2,897,195

		2,897,195
Specialty Retail – 7.2%

AutoNation, Inc.(1)	13,966	2,883,700

Burlington Stores, Inc.(1)	9,962	2,877,524

Chewy, Inc., Class A(1)	76,526	2,529,184

National Vision Holdings, Inc.(1)	126,315	3,261,453

Revolve Group, Inc.(1)	129,226	3,901,333

		15,453,194

December 31, 2025	Shares	Value
Trading Companies & Distributors – 5.0%

Herc Holdings, Inc.	25,847	$3,835,178

QXO, Inc.(1)	175,598	3,387,285

WESCO International, Inc.	14,279	3,493,215

		10,715,678

Total Common Stocks (Cost $188,065,301)		210,434,816
Exchange-Traded Funds – 1.6%

State Street SPDR S&P Biotech ETF	28,410	3,464,031

Total Exchange-Traded Funds (Cost $2,110,564)		3,464,031

	Principal Amount	Value
Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $1,771,882, due 1/2/2026(2)	$1,771,777	1,771,777

Total Repurchase Agreements (Cost $1,771,777)		1,771,777

Total Investments – 100.2% (Cost $191,947,642)		215,670,624

Liabilities in excess of other assets – (0.2)%		(340,393)

Total Net Assets – 100.0%		$215,330,231

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	5/15/2027	$1,773,100	$1,807,333

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$207,409,120	$3,025,696	*	$—	$210,434,816
Exchange-Traded Funds	3,464,031	—		—	3,464,031
Repurchase Agreements	—	1,771,777		—	1,771,777
Total	$210,873,151	$4,797,473		$—	$215,670,624

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$215,670,624

Receivable for investments sold	488,274

Dividends/interest receivable	89,299

Foreign tax reclaims receivable	18,105

Prepaid expenses	8,639

Total Assets	216,274,941

Liabilities

Payable for investments purchased	605,236

Investment advisory fees payable	120,728

Payable for fund shares redeemed	109,267

Distribution fees payable	46,764

Accrued custodian and accounting fees	13,197

Accrued audit fees	10,727

Accrued trustees’ and officers’ fees	1,117

Accrued expenses and other liabilities	37,674

Total Liabilities	944,710

Total Net Assets	$215,330,231

Net Assets Consist of:

Paid-in capital	$212,005,648

Distributable earnings	3,324,583

Total Net Assets	$215,330,231

Investments, at Cost	$191,947,642

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	20,640,302

Net Asset Value Per Share	$10.43

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$2,260,995

Interest	23,250

Total Investment Income	2,284,245

Expenses

Investment advisory fees	1,430,553

Distribution fees	554,487

Professional fees	85,003

Trustees’ and officers’ fees	77,628

Administrative fees	54,084

Custodian and accounting fees	38,948

Transfer agent fees	17,540

Other expenses	13,830

Total Expenses	2,272,073

Net Investment Income/(Loss)	12,172

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	4,930,306

Net realized gain/(loss) from foreign currency transactions	2,046

Net change in unrealized appreciation/(depreciation) on investments	(1,340,131)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	2,147

Net Gain on Investments and Foreign Currency Transactions	3,594,368

Net Increase in Net Assets Resulting From Operations	$3,606,540

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$12,172	$202,825

Net realized gain/(loss) from investments and foreign currency transactions	4,932,352	(914,671)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,337,984)	17,531,972

Net Increase in Net Assets Resulting from Operations	3,606,540	16,820,126

Capital Share Transactions

Proceeds from sales of shares	23,669,695	5,730,953

Cost of shares redeemed	(51,107,068)	(78,799,143)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(27,437,373)	(73,068,190)

Net Decrease in Net Assets	(23,830,833)	(56,248,064)

Net Assets

Beginning of year	239,161,064	295,409,128

End of year	$215,330,231	$239,161,064

Other Information:

Shares

Sold	2,457,795	578,073

Redeemed	(5,094,719)	(7,874,055)

Net Decrease	(2,636,924)	(7,295,982)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$10.27	$0.00(4)		$0.16	$0.16	$10.43	1.56%

Year Ended 12/31/24	9.66	0.01		0.60	0.61	10.27	6.31%

Year Ended 12/31/23	8.33	0.01		1.32	1.33	9.66	15.97%

Year Ended 12/31/22	10.09	(0.01)		(1.75)	(1.76)	8.33	(17.44)%

Period Ended 12/31/21(5)	10.00	(0.00)	(6)	0.09	0.09	10.09	0.90%	(7)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$215,330	1.02%		1.02%		0.01%		0.01%		72%

239,161	0.99%		1.01%		0.08%		0.06%		40%

295,409	0.93%		0.99%		0.07%		0.01%		49%

290,578	0.93%		0.97%		(0.15)%		(0.19)%		39%

385,128	0.90%	(7)	0.98%	(7)	(0.12)%	(7)	(0.20)%	(7)	59%	(7)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Rounds to $0.00 per share.

(5)	Commenced operations on October 25, 2021.

(6)	Rounds to $(0.00) per share.

(7)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Small-Mid Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% of the first $200 million, and 0.60% in excess of $200 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.08% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 1.07%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with Allspring Global Investments, LLC (“Allspring”). Allspring is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $554,487 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $158,608,755 and $186,464,903, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Small-Mid Cap Core VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Small-Mid Cap Core VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period October 25, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period October 25, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

14

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15

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16

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17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11409

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Strategic Large Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Strategic Large Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 99.3%

Aerospace & Defense – 2.9%

BAE Systems PLC, ADR	25,146	$2,335,560

L3Harris Technologies, Inc.	11,303	3,318,222

		5,653,782
Banks – 3.8%

Bank of America Corp.	56,250	3,093,750

JPMorgan Chase & Co.	9,865	3,178,700

M&T Bank Corp.	4,723	951,590

		7,224,040
Beverages – 1.3%

Coca-Cola Co.	20,807	1,454,617

Monster Beverage Corp.(1)	14,320	1,097,915

		2,552,532
Biotechnology – 3.4%

AbbVie, Inc.	13,324	3,044,401

Gilead Sciences, Inc.	28,492	3,497,108

		6,541,509
Broadline Retail – 3.8%

Amazon.com, Inc.(1)	31,600	7,293,912

		7,293,912
Capital Markets – 3.0%

Cboe Global Markets, Inc.	7,881	1,978,131

CME Group, Inc.	2,475	675,873

S&P Global, Inc.	5,943	3,105,752

		5,759,756
Commercial Services & Supplies – 0.3%

Veralto Corp.	5,800	578,724

		578,724
Communications Equipment – 2.7%

Cisco Systems, Inc.	44,669	3,440,853

Motorola Solutions, Inc.	4,672	1,790,871

		5,231,724
Construction & Engineering – 0.8%

Stantec, Inc.	16,434	1,550,712

		1,550,712
Diversified Consumer Services – 0.4%

ADT, Inc.	82,290	664,080

		664,080
Electric Utilities – 2.8%

American Electric Power Co., Inc.	26,448	3,049,719

NextEra Energy, Inc.	27,850	2,235,798

		5,285,517
Electrical Equipment – 0.4%

Eaton Corp. PLC	2,178	693,715

		693,715
Entertainment – 0.8%

Netflix, Inc.(1)	17,290	1,621,110

		1,621,110

December 31, 2025	Shares	Value
Financial Services – 3.9%

Mastercard, Inc., Class A	5,556	$3,171,809

Visa, Inc., Class A	12,609	4,422,103

		7,593,912
Health Care Equipment & Supplies – 1.1%

Medtronic PLC	22,814	2,191,513

		2,191,513
Health Care Providers & Services – 2.8%

McKesson Corp.	4,804	3,940,673

UnitedHealth Group, Inc.	4,536	1,497,379

		5,438,052
Hotels, Restaurants & Leisure – 3.2%

Booking Holdings, Inc.	355	1,901,142

Compass Group PLC, ADR	70,247	2,247,202

Yum! Brands, Inc.	13,814	2,089,782

		6,238,126
Household Products – 1.3%

Colgate-Palmolive Co.	22,072	1,744,130

Procter & Gamble Co.	5,514	790,211

		2,534,341
Insurance – 4.1%

American Financial Group, Inc.	6,094	832,928

Everest Group Ltd.	1,365	463,213

Hanover Insurance Group, Inc.	5,170	944,921

Marsh & McLennan Cos., Inc.	7,567	1,403,830

Reinsurance Group of America, Inc.	3,077	626,046

Travelers Cos., Inc.	7,419	2,151,955

Willis Towers Watson PLC	4,321	1,419,880

		7,842,773
Interactive Media & Services – 7.5%

Alphabet, Inc., Class C	37,625	11,806,725

Meta Platforms, Inc., Class A	4,090	2,699,768

		14,506,493
Life Sciences Tools & Services – 0.8%

Thermo Fisher Scientific, Inc.	2,687	1,556,982

		1,556,982
Media – 0.7%

New York Times Co., Class A	19,240	1,335,641

		1,335,641
Multi-Utilities – 1.3%

Ameren Corp.	25,180	2,514,475

		2,514,475
Office REITs – 0.4%

COPT Defense Properties	27,650	768,670

		768,670
Oil, Gas & Consumable Fuels – 1.7%

Exxon Mobil Corp.	9,187	1,105,564

Shell PLC, ADR	28,769	2,113,946

		3,219,510

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

December 31, 2025	Shares	Value
Pharmaceuticals – 4.3%

Eli Lilly & Co.	3,278	$3,522,801

Merck & Co., Inc.	35,279	3,713,468

Zoetis, Inc.	8,610	1,083,310

		8,319,579
Professional Services – 6.4%

Automatic Data Processing, Inc.	5,094	1,310,330

Experian PLC, ADR	37,495	1,693,649

Genpact Ltd.	18,856	882,084

Jacobs Solutions, Inc.	6,428	851,453

Leidos Holdings, Inc.	17,192	3,101,437

RELX PLC, ADR	44,267	1,789,272

SS&C Technologies Holdings, Inc.	20,711	1,810,555

Wolters Kluwer NV, ADR	9,259	958,862

		12,397,642
Semiconductors & Semiconductor Equipment – 11.4%

Analog Devices, Inc.	8,792	2,384,390

Broadcom, Inc.	19,627	6,792,905

NVIDIA Corp.	49,156	9,167,594

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,838	3,597,450

		21,942,339
Software – 12.3%

Intuit, Inc.	4,723	3,128,610

Microsoft Corp.	31,929	15,441,503

Nice Ltd., ADR(1)	11,228	1,269,213

Roper Technologies, Inc.	2,430	1,081,666

ServiceNow, Inc.(1)	17,405	2,666,272

		23,587,264
Specialized REITs – 0.9%

Digital Realty Trust, Inc.	6,314	976,839

Extra Space Storage, Inc.	5,550	722,721

		1,699,560

December 31, 2025	Shares	Value
Specialty Retail – 1.9%

AutoZone, Inc.(1)	802	$2,719,983

O’Reilly Automotive, Inc.(1)	9,725	887,017

		3,607,000
Technology Hardware, Storage & Peripherals – 5.4%

Apple, Inc.	37,993	10,328,777

		10,328,777
Tobacco – 1.5%

Philip Morris International, Inc.	17,600	2,823,040

		2,823,040

Total Common Stocks (Cost $140,260,396)		191,096,802

	Principal Amount	Value
Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $1,564,694, due 1/2/2026(2)	$1,564,601	1,564,601

Total Repurchase Agreements (Cost $1,564,601)		1,564,601

Total Investments – 100.1% (Cost $141,824,997)		192,661,403

Liabilities in excess of other assets – (0.1)%		(127,957)

Total Net Assets – 100.0%		$192,533,446

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	4/30/2027	$1,603,700	$1,595,924

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$191,096,802	$—	$—	$191,096,802
Repurchase Agreements	—	1,564,601	—	1,564,601
Total	$191,096,802	$1,564,601	$—	$192,661,403

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$192,661,403

Dividends/interest receivable	118,849

Foreign tax reclaims receivable	26,117

Prepaid expenses	7,842

Total Assets	192,814,211

Liabilities

Investment advisory fees payable	91,002

Payable for fund shares redeemed	90,083

Distribution fees payable	41,365

Accrued administrative fees	17,985

Accrued custodian and accounting fees	10,903

Accrued audit fees	9,971

Accrued trustees’ and officers’ fees	1,042

Accrued expenses and other liabilities	18,414

Total Liabilities	280,765

Total Net Assets	$192,533,446

Net Assets Consist of:
Paid-in capital	$103,787,576
Distributable earnings	88,745,870

Total Net Assets	$192,533,446

Investments, at Cost	$141,824,997

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	12,905,505

Net Asset Value Per Share	$14.92

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$2,665,390

Interest	33,173

Withholding taxes on foreign dividends	(18,240)

Total Investment Income	2,680,323

Expenses

Investment advisory fees	1,090,190

Distribution fees	496,044

Professional fees	77,517

Trustees’ and officers’ fees	68,112

Administrative fees	49,198

Custodian and accounting fees	34,547

Transfer agent fees	22,246

Other expenses	12,355

Total Expenses	1,850,209

Less: Fees waived	(20,445)

Total Expenses, Net	1,829,764

Net Investment Income/(Loss)	850,559

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	22,160,514

Net realized gain/(loss) from foreign currency transactions	21

Net change in unrealized appreciation/(depreciation) on investments	(1,361,975)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(6)

Net Gain on Investments and Foreign Currency Transactions	20,798,554

Net Increase in Net Assets Resulting From Operations	$21,649,113

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$850,559	$1,428,601

Net realized gain/(loss) from investments and foreign currency transactions	22,160,535	30,035,114

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,361,981)	12,512,144

Net Increase in Net Assets Resulting from Operations	21,649,113	43,975,859

Capital Share Transactions

Proceeds from sales of shares	11,944,002	4,017,351

Cost of shares redeemed	(52,901,228)	(88,029,905)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(40,957,226)	(84,012,554)

Net Decrease in Net Assets	(19,308,113)	(40,036,695)

Net Assets

Beginning of year	211,841,559	251,878,254

End of year	$192,533,446	$211,841,559

Other Information:

Shares

Sold	804,060	337,350

Redeemed	(3,761,587)	(7,062,923)

Net Decrease	(2,957,527)	(6,725,573)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$13.35	$0.06	$1.51	$1.57	$14.92	11.76%

Year Ended 12/31/24	11.15	0.07	2.13	2.20	13.35	19.73%

Year Ended 12/31/23	9.28	0.08	1.79	1.87	11.15	20.15%

Year Ended 12/31/22	10.32	0.08	(1.12)	(1.04)	9.28	(10.08)%

Period Ended 12/31/21(4)	10.00	0.01	0.31	0.32	10.32	3.20%	(5)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$192,533	0.92%		0.93%		0.43%		0.42%		43%

211,842	0.89%		0.92%		0.60%		0.57%		33%

251,878	0.84%		0.90%		0.78%		0.72%		38%

270,461	0.84%		0.87%		0.80%		0.77%		45%

372,001	0.81%	(5)	0.89%	(5)	0.82%	(5)	0.74%	(5)	80%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Commenced operations on October 25, 2021.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Strategic Large Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.55% of the first $200 million, and 0.50% in excess of $200 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.94% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.91%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $20,445.

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $496,044 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity

(“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $84,879,051 and $122,356,962, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”)

for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Strategic Large Cap Core VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Strategic Large Cap Core VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period October 25, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period October 25, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

14

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15

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16

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17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11410

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Integrated Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Integrated Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 99.8%

Aerospace & Defense – 3.2%

Boeing Co.(1)	10,538	$2,288,011

General Electric Co.	10,150	3,126,505

RTX Corp.	13,596	2,493,506

		7,908,022
Automobiles – 0.8%

Tesla, Inc.(1)	4,151	1,866,788

		1,866,788
Banks – 3.9%

JPMorgan Chase & Co.	18,306	5,898,559

Wells Fargo & Co.	40,339	3,759,595

		9,658,154
Beverages – 0.5%

Monster Beverage Corp.(1)	15,892	1,218,440

		1,218,440
Biotechnology – 2.5%

Gilead Sciences, Inc.	19,554	2,400,058

United Therapeutics Corp.(1)	2,733	1,331,654

Vertex Pharmaceuticals, Inc.(1)	5,529	2,506,628

		6,238,340
Broadline Retail – 5.1%

Amazon.com, Inc.(1)	53,699	12,394,803

		12,394,803
Building Products – 0.4%

Builders FirstSource, Inc.(1)	10,072	1,036,308

		1,036,308
Capital Markets – 4.4%

Goldman Sachs Group, Inc.	3,729	3,277,791

Intercontinental Exchange, Inc.	16,153	2,616,140

KKR & Co., Inc.	18,211	2,321,538

Nasdaq, Inc.	27,183	2,640,285

		10,855,754
Chemicals – 1.9%

Linde PLC	5,514	2,351,115

Sherwin-Williams Co.	6,839	2,216,041

		4,567,156
Commercial Services & Supplies – 0.4%

Republic Services, Inc.	5,161	1,093,771

		1,093,771
Consumer Finance – 0.4%

American Express Co.	2,473	914,886

		914,886
Consumer Staples Distribution & Retail – 2.8%

BJ’s Wholesale Club Holdings, Inc.(1)	24,692	2,223,021

Walmart, Inc.	41,264	4,597,222

		6,820,243
Distributors – 0.7%

Pool Corp.	7,383	1,688,861

		1,688,861

December 31, 2025	Shares	Value
Electrical Equipment – 1.3%

Emerson Electric Co.	12,426	$1,649,179

GE Vernova, Inc.	2,541	1,660,721

		3,309,900
Electronic Equipment, Instruments & Components – 0.8%

Corning, Inc.	21,372	1,871,332

		1,871,332
Entertainment – 2.0%

Liberty Media Corp.-Liberty Formula One, Class C(1)	18,399	1,812,485

Netflix, Inc.(1)	32,126	3,012,134

		4,824,619
Financial Services – 2.3%

Klarna Group PLC(1)	28,289	817,835

Mastercard, Inc., Class A	8,456	4,827,361

		5,645,196
Food Products – 0.7%

McCormick & Co., Inc.	24,365	1,659,500

		1,659,500
Gas Utilities – 0.7%

Atmos Energy Corp.	10,789	1,808,560

		1,808,560
Health Care Equipment & Supplies – 2.2%

Abbott Laboratories	25,988	3,256,037

Edwards Lifesciences Corp.(1)	23,880	2,035,770

		5,291,807
Health Care REITs – 1.3%

Welltower, Inc.	16,590	3,079,270

		3,079,270
Health Care Technology – 0.6%

Veeva Systems, Inc., Class A(1)	6,121	1,366,391

		1,366,391
Hotels, Restaurants & Leisure – 1.8%

Marriott International, Inc., Class A	8,593	2,665,892

Starbucks Corp.	21,555	1,815,147

		4,481,039
Insurance – 1.7%

Arthur J Gallagher & Co.	7,337	1,898,742

Chubb Ltd.	7,187	2,243,207

		4,141,949
Interactive Media & Services – 9.3%

Alphabet, Inc., Class A	50,704	15,870,352

Meta Platforms, Inc., Class A	10,493	6,926,324

		22,796,676
Machinery – 3.2%

Caterpillar, Inc.	5,938	3,401,702

Cummins, Inc.	2,518	1,285,313

ITT, Inc.	7,372	1,279,116

Parker-Hannifin Corp.	2,079	1,827,358

		7,793,489

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

December 31, 2025	Shares	Value
Multi-Utilities – 1.7%

Dominion Energy, Inc.	37,509	$2,197,652

WEC Energy Group, Inc.	17,830	1,880,352

		4,078,004
Oil, Gas & Consumable Fuels – 2.9%

Diamondback Energy, Inc.	7,098	1,067,042

Expand Energy Corp.	9,454	1,043,343

Exxon Mobil Corp.	29,608	3,563,027

Williams Cos., Inc.	24,106	1,449,012

		7,122,424
Pharmaceuticals – 3.2%

Eli Lilly & Co.	5,380	5,781,778

Merck & Co., Inc.	20,053	2,110,779

		7,892,557
Semiconductors & Semiconductor Equipment – 14.3%

Advanced Micro Devices, Inc.(1)	12,137	2,599,260

Broadcom, Inc.	23,711	8,206,377

KLA Corp.	2,398	2,913,762

NVIDIA Corp.	113,373	21,144,064

		34,863,463
Software – 11.2%

AppLovin Corp., Class A(1)	1,176	792,412

Intuit, Inc.	3,087	2,044,891

Microsoft Corp.	35,985	17,403,066

Oracle Corp.	13,293	2,590,939

PTC, Inc.(1)	9,308	1,621,547

Trimble, Inc.(1)	19,384	1,518,736

Tyler Technologies, Inc.(1)	3,076	1,396,350

		27,367,941

December 31, 2025	Shares	Value
Specialty Retail – 1.7%

AutoZone, Inc.(1)	537	$1,821,236

Lowe’s Cos., Inc.	10,014	2,414,976

		4,236,212
Technology Hardware, Storage & Peripherals – 7.5%

Apple, Inc.	67,892	18,457,119

		18,457,119
Trading Companies & Distributors – 1.6%

Ferguson Enterprises, Inc.	7,136	1,588,688

FTAI Aviation Ltd.	11,396	2,243,302

		3,831,990
Wireless Telecommunication Services – 0.8%

T-Mobile U.S., Inc.	9,308	1,889,896

		1,889,896

Total Common Stocks (Cost $160,516,634)		244,070,860

Total Investments – 99.8% (Cost $160,516,634)		244,070,860

Assets in excess of other liabilities – 0.2%		437,517

Total Net Assets – 100.0%		$244,508,377

(1)	Non–income–producing security.

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$244,070,860	$—	$—	$244,070,860
Total	$244,070,860	$—	$—	$244,070,860

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$244,070,860

Cash	2,438

Receivable for investments sold	707,591

Dividends/interest receivable	32,967

Prepaid expenses	10,271

Total Assets	244,824,127

Liabilities

Investment advisory fees payable	105,508

Payable for fund shares redeemed	91,261

Distribution fees payable	52,505

Accrued administrative fees	21,132

Accrued custodian and accounting fees	11,786

Accrued audit fees	11,020

Accrued trustees’ and officers’ fees	1,354

Accrued expenses and other liabilities	21,184

Total Liabilities	315,750

Total Net Assets	$244,508,377

Net Assets Consist of:

Paid-in capital	$106,591,138

Distributable earnings	137,917,239

Total Net Assets	$244,508,377

Investments, at Cost	$160,516,634

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	7,908,047

Net Asset Value Per Share	$30.92

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$2,418,778

Interest	16,085

Total Investment Income	2,434,863

Expenses

Investment advisory fees	1,258,528

Distribution fees	650,307

Professional fees	92,535

Trustees’ and officers’ fees	90,341

Administrative fees	58,974

Custodian and accounting fees	39,887

Transfer agent fees	20,897

Other expenses	15,797

Total Expenses	2,227,266

Less: Fees waived	(13,413)

Total Expenses, Net	2,213,853

Net Investment Income/(Loss)	221,010

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	35,006,654

Net change in unrealized appreciation/(depreciation) on investments	177,093

Net Gain on Investments	35,183,747

Net Increase in Net Assets Resulting From Operations	$35,404,757

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$221,010	$710,249

Net realized gain/(loss) from investments	35,006,654	37,006,227

Net change in unrealized appreciation/(depreciation) on investments	177,093	37,295,870

Net Increase in Net Assets Resulting from Operations	35,404,757	75,012,346

Capital Share Transactions

Proceeds from sales of shares	7,452,795	1,376,880

Cost of shares redeemed	(84,273,639)	(133,472,999)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(76,820,844)	(132,096,119)

Net Decrease in Net Assets	(41,416,087)	(57,083,773)

Net Assets

Beginning of year	285,924,464	343,008,237

End of year	$244,508,377	$285,924,464

Other Information:

Shares

Sold	287,526	56,820

Redeemed	(2,981,192)	(5,460,277)

Net Decrease	(2,693,666)	(5,403,457)

4	The accompanying notes are an integral part of these financial statements.

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5

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$26.97	$0.02	$3.93	$3.95	$30.92	14.65%

Year Ended 12/31/24	21.43	0.05	5.49	5.54	26.97	25.85%

Year Ended 12/31/23	17.24	0.11	4.08	4.19	21.43	24.30%

Year Ended 12/31/22	21.86	0.12	(4.74)	(4.62)	17.24	(21.13)%

Year Ended 12/31/21	17.06	0.11	4.69	4.80	21.86	28.14%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$244,508	0.85%	0.86%	0.09%	0.08%	34%

285,924	0.85%	0.85%	0.22%	0.22%	30%

343,008	0.84%	0.84%	0.59%	0.59%	28%

353,901	0.84%	0.84%	0.68%	0.68%	24%

321,218	0.86%	0.91%	0.53%	0.48%	274%(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	The Fund’s portfolio turnover rate during the year reflects higher purchase and sale activities due to a significant inflow of assets into the Fund.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Integrated Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.50% up to $200 million, 0.43% from $200 to $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.84% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.97%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $13,413.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $650,307 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $88,530,324 and $165,148,571, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement)

that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of Guardian Integrated Research VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Integrated Research VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

14

This Page Intentionally Left Blank

15

This Page Intentionally Left Blank

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8170

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian International Equity VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Equity VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 99.3%

Australia – 1.1%

Rio Tinto Ltd.	23,841	$2,336,365

		2,336,365
Austria – 1.4%

Erste Group Bank AG	23,157	2,786,011

		2,786,011
Belgium – 1.1%

UCB SA	7,662	2,137,063

		2,137,063
Canada – 1.6%

Nutrien Ltd.	18,270	1,127,707

Toronto-Dominion Bank	21,877	2,061,862

		3,189,569
Cayman Islands – 1.3%

NU Holdings Ltd., Class A(1)	41,173	689,236

Sea Ltd., ADR(1)	8,362	1,066,741

Tencent Music Entertainment Group, ADR	46,493	815,022

		2,570,999
China – 0.4%

Contemporary Amperex Technology Co. Ltd., Class A	16,600	869,047

		869,047
Denmark – 1.5%

Pandora AS	7,391	817,499

Vestas Wind Systems AS	79,175	2,137,617

		2,955,116
France – 7.7%

EssilorLuxottica SA	4,195	1,326,350

Legrand SA	18,693	2,777,891

LVMH Moet Hennessy Louis Vuitton SE	4,466	3,366,918

Safran SA	8,383	2,917,125

Sanofi SA	22,634	2,195,899

Schneider Electric SE	11,481	3,146,958

		15,731,141
Germany – 9.5%

Allianz SE, Reg S	8,965	4,111,961

Bayerische Motoren Werke AG	19,086	2,086,799

Beiersdorf AG	18,406	2,025,504

Infineon Technologies AG	62,191	2,755,612

SAP SE	19,556	4,784,930

Siemens AG, Reg S	9,530	2,676,367

Siemens Healthineers AG(2)	19,169	1,005,939

		19,447,112
Hong Kong – 1.0%

BOC Hong Kong Holdings Ltd.	259,000	1,309,544

Techtronic Industries Co. Ltd.	62,000	712,305

		2,021,849

December 31, 2025	Shares	Value
India – 0.4%

HDFC Bank Ltd., ADR	21,632	$790,433

		790,433
Indonesia – 0.4%

Bank Central Asia Tbk. PT	1,698,000	819,619

		819,619
Ireland – 0.9%

Kingspan Group PLC	20,776	1,795,259

		1,795,259
Israel – 2.0%

Check Point Software Technologies Ltd.(1)	6,881	1,276,839

Teva Pharmaceutical Industries Ltd., ADR(1)	90,749	2,832,276

		4,109,115
Italy – 2.3%

FinecoBank Banca Fineco SpA	103,037	2,675,780

Intesa Sanpaolo SpA	303,560	2,102,425

		4,778,205
Japan – 20.1%

Daikin Industries Ltd.	12,700	1,630,338

Fast Retailing Co. Ltd.	5,600	2,030,853

FUJIFILM Holdings Corp.	62,900	1,343,932

Hitachi Ltd.	100,300	3,111,672

Hoya Corp.	10,900	1,651,013

ITOCHU Corp.	178,000	2,246,830

Japan Exchange Group, Inc.	139,300	1,486,796

KDDI Corp.	115,700	2,001,421

Keyence Corp.	3,900	1,412,988

Lasertec Corp.	8,100	1,537,261

Mitsubishi Estate Co. Ltd.	60,200	1,466,185

Mitsubishi UFJ Financial Group, Inc.	297,500	4,724,390

MS&AD Insurance Group Holdings, Inc.	114,200	2,689,084

Nintendo Co. Ltd.	27,100	1,830,587

Recruit Holdings Co. Ltd.	26,700	1,523,156

Shimano, Inc.	8,600	907,983

SMC Corp.	2,700	940,130

SoftBank Group Corp.	58,000	1,635,152

Sony Group Corp.	132,300	3,381,609

Terumo Corp.	70,300	1,024,224

Toyota Motor Corp.	116,000	2,481,451

		41,057,055
Luxembourg – 0.8%

Spotify Technology SA(1)	2,885	1,675,348

		1,675,348
Netherlands – 4.2%

ASM International NV	1,383	833,698

ASML Holding NV	4,921	5,260,136

Heineken NV	29,407	2,405,534

		8,499,368

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

December 31, 2025	Shares	Value
Norway – 1.8%

DNB Bank ASA	98,923	$2,754,885

Norsk Hydro ASA	119,037	919,756

		3,674,641
Portugal – 0.8%

Jeronimo Martins SGPS SA	64,588	1,538,509

		1,538,509
Republic of Korea – 0.7%

Kia Corp.	17,144	1,444,152

		1,444,152
Singapore – 0.7%

Singapore Telecommunications Ltd.	420,200	1,488,788

		1,488,788
Spain – 6.3%

Banco Bilbao Vizcaya Argentaria SA	212,606	4,972,884

Bankinter SA	111,666	1,848,968

Iberdrola SA	136,662	2,958,066

Industria de Diseno Textil SA	46,278	3,048,349

		12,828,267
Sweden – 0.7%

Svenska Handelsbanken AB, Class A	102,718	1,497,984

		1,497,984
Switzerland – 7.2%

Alcon AG	23,157	1,839,440

Chocoladefabriken Lindt & Spruengli AG	96	1,404,004

Cie Financiere Richemont SA, Reg S, Class A	16,444	3,548,882

Lonza Group AG, Reg S	2,992	2,024,259

Roche Holding AG	14,347	5,929,157

		14,745,742
Taiwan – 1.3%

Hon Hai Precision Industry Co. Ltd.	135,000	980,873

Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	1,612,161

		2,593,034
United Kingdom – 21.5%

Antofagasta PLC	37,433	1,642,941

ARM Holdings PLC, ADR(1)	4,068	444,673

AstraZeneca PLC	27,640	5,091,066

BAE Systems PLC	103,368	2,376,329

Bunzl PLC	38,507	1,074,610

Diageo PLC	53,331	1,148,787

GSK PLC	90,996	2,236,277

Haleon PLC	561,478	2,841,163

HSBC Holdings PLC	209,200	3,276,043

Kingfisher PLC	282,648	1,185,175

Lloyds Banking Group PLC	2,107,186	2,776,937

December 31, 2025	Shares	Value

United Kingdom (continued)

London Stock Exchange Group PLC	22,050	$2,655,140

National Grid PLC	116,160	1,790,156

Reckitt Benckiser Group PLC	26,221	2,122,883

RELX PLC	53,273	2,154,800

Sage Group PLC	94,083	1,370,006

Shell PLC	116,892	4,314,350

Tesco PLC	194,811	1,159,882

Unilever PLC	47,707	3,119,149

Whitbread PLC	30,072	1,026,592

		43,806,959

United States – 0.6%

Liberty Media Corp.-Liberty Formula One, Class C(1)	6,253	615,983

MercadoLibre, Inc.(1)	260	523,708

		1,139,691

Total Common Stocks (Cost $150,049,835)		202,326,441

	Principal Amount	Value
Repurchase Agreements – 0.3%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $709,711, due 1/2/2026(3)	$709,669	709,669

Total Repurchase Agreements (Cost $709,669)		709,669

Total Investments – 99.6% (Cost $150,759,504)		203,036,110

Assets in excess of other liabilities – 0.4%		784,548

Total Net Assets – 100.0%		$203,820,658

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2025, the aggregate market value of this security amounted to $1,005,939, representing 0.5% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	4/30/2027	$727,400	$723,870

Legend:

ADR — American Depositary Receipt

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$2,336,365	*	$—	$2,336,365
Austria	—	2,786,011	*	—	2,786,011
Belgium	—	2,137,063	*	—	2,137,063
Canada	3,189,569	—		—	3,189,569
Cayman Islands	2,570,999	—		—	2,570,999
China	—	869,047	*	—	869,047
Denmark	—	2,955,116	*	—	2,955,116
France	—	15,731,141	*	—	15,731,141
Germany	—	19,447,112	*	—	19,447,112
Hong Kong	—	2,021,849	*	—	2,021,849
India	790,433	—		—	790,433
Indonesia	—	819,619	*	—	819,619
Ireland	—	1,795,259	*	—	1,795,259
Israel	4,109,115	—		—	4,109,115
Italy	—	4,778,205	*	—	4,778,205
Japan	—	41,057,055	*	—	41,057,055
Luxembourg	1,675,348	—		—	1,675,348
Netherlands	—	8,499,368	*	—	8,499,368
Norway	—	3,674,641	*	—	3,674,641
Portugal	—	1,538,509	*	—	1,538,509
Republic of Korea	—	1,444,152	*	—	1,444,152
Singapore	—	1,488,788	*	—	1,488,788
Spain	—	12,828,267	*	—	12,828,267
Sweden	—	1,497,984	*	—	1,497,984
Switzerland	—	14,745,742	*	—	14,745,742
Taiwan	—	2,593,034	*	—	2,593,034
United Kingdom	444,673	43,362,286	*	—	43,806,959
United States	1,139,691	—		—	1,139,691
Repurchase Agreements	—	709,669		—	709,669
Total	$13,919,828	$189,116,282		$—	$203,036,110

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$203,036,110

Foreign currency, at value	137,257

Foreign tax reclaims receivable	921,666

Dividends/interest receivable	80,704

Prepaid expenses	8,680

Total Assets	204,184,417

Liabilities

Investment advisory fees payable	142,116

Payable for fund shares redeemed	89,729

Distribution fees payable	43,392

Accrued custodian and accounting fees	35,652

Accrued administrative fees	18,920

Accrued audit fees	10,727

Accrued trustees’ and officers’ fees	1,108

Accrued expenses and other liabilities	22,115

Total Liabilities	363,759

Total Net Assets	$203,820,658

Net Assets Consist of:

Paid-in capital	$126,344,917

Distributable earnings	77,475,741

Total Net Assets	$203,820,658

Investments, at Cost	150,759,504

Foreign Currency, at Cost	$134,997

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	11,687,213

Net Asset Value Per Share	$17.44

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$5,903,942

Interest	14,688

Withholding taxes on foreign dividends	(570,352)

Total Investment Income	5,348,278

Expenses

Investment advisory fees	1,692,250

Distribution fees	547,417

Custodian and accounting fees	107,752

Professional fees	83,308

Trustees’ and officers’ fees	76,429

Administrative fees	52,793

Transfer agent fees	16,194

Shareholder reports	29

Other expenses	14,596

Total Expenses	2,590,768

Less: Fees waived	(87,783)

Total Expenses, Net	2,502,985

Net Investment Income/(Loss)	2,845,293

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax

Net realized gain/(loss) from investments	17,165,274

Net realized gain/(loss) from foreign currency transactions	67,865

Foreign capital gains taxes paid	(17)

Net change in unrealized appreciation/(depreciation) on investments	33,227,317

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	114,335

Net Gain on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax	50,574,774

Net Increase in Net Assets Resulting From Operations	$53,420,067

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$2,845,293	$4,013,501

Net realized gain/(loss) from investments, foreign currency transactions and foreign capital gains tax	17,233,122	5,520,426

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	33,341,652	4,644,671

Net Increase in Net Assets Resulting from Operations	53,420,067	14,178,598

Capital Share Transactions

Proceeds from sales of shares	10,892,633	15,398,424

Cost of shares redeemed	(86,060,670)	(97,618,778)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(75,168,037)	(82,220,354)

Net Decrease in Net Assets	(21,747,970)	(68,041,756)

Net Assets

Beginning of year	225,568,628	293,610,384

End of year	$203,820,658	$225,568,628

Other Information:

Shares

Sold	708,362	1,134,673

Redeemed	(5,459,017)	(7,003,003)

Net Decrease	(4,750,655)	(5,868,330)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$13.72	$0.20		$3.52	$3.72	$17.44	27.11%

Year Ended 12/31/24	13.16	0.21		0.35	0.56	13.72	4.26%

Year Ended 12/31/23	11.39	0.18		1.59	1.77	13.16	15.54%

Year Ended 12/31/22	13.87	0.15		(2.63)	(2.48)	11.39	(17.88)%

Year Ended 12/31/21	13.16	0.30	(4)	0.41	0.71	13.87	5.40%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$203,821	1.14%	1.18%	1.30%	1.26%	33%

225,569	1.11%	1.18%	1.51%	1.44%	32%

293,610	1.08%	1.15%	1.47%	1.40%	29%

325,012	1.08%	1.12%	1.30%	1.26%	136%

411,907	1.06%	1.13%	2.20%(4)	2.13%(4)	40%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.19, the Net Ratio of Net Investment Income to Average Net Assets would have been 1.37%, and the Gross Ratio of Net Investment Income to Average Net Assets would have been 1.30%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian International Equity VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.15% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 1.13%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $87,783.

Park Avenue has entered into a Sub-Advisory Agreement with Schroder Investment Management North America, Inc. (“Schroder Inc.”). Schroder Inc. is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund. Schroder Inc. also entered into a Sub-subadvisory Agreement with its affiliate, Schroder Investment Management North America Limited (‘‘Schroder Limited’’). The sub-subadvisory fees under the Sub-subadvisory Agreement are paid by Schroder Inc. to Schroder Limited and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $547,417 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $71,196,812 and $143,925,796, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2025, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian International Equity VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian International Equity VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

14

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15

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16

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17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8172

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian International Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 98.7%

Australia – 1.0%

Telstra Group Ltd.	213,869	$693,780

		693,780
Cayman Islands – 0.8%

Sea Ltd., ADR(1)	4,391	560,160

		560,160
Denmark – 4.8%

DSV A/S	5,141	1,293,713

Novo Nordisk AS, Class B	15,417	785,848

Novonesis (Novozymes) B	18,790	1,203,309

		3,282,870
France – 15.0%

Air Liquide SA	10,503	1,976,505

Capgemini SE	2,748	455,103

EssilorLuxottica SA	3,940	1,245,726

Kering SA	1,242	438,254

Legrand SA	7,274	1,080,960

Safran SA	8,330	2,898,682

Schneider Electric SE	5,989	1,641,593

SPIE SA	9,080	522,668

		10,259,491
Germany – 5.7%

Bilfinger SE	3,802	479,848

Muenchener Rueckversicherungs-Gesellschaft AG	1,171	773,303

SAP SE	4,675	1,143,872

Scout24 SE(2)	4,374	440,880

Siemens Energy AG(1)	7,340	1,037,345

		3,875,248
Hong Kong – 3.4%

AIA Group Ltd.	89,000	914,163

Hong Kong Exchanges & Clearing Ltd.	26,800	1,400,299

		2,314,462
Ireland – 2.0%

Ryanair Holdings PLC, ADR	18,649	1,346,271

		1,346,271
Italy – 1.4%

Prysmian SpA	9,681	965,311

		965,311
Japan – 22.6%

Advantest Corp.	4,300	542,849

Ajinomoto Co., Inc.	27,300	577,417

Azbil Corp.	73,100	664,466

Cosmos Pharmaceutical Corp.	7,700	391,487

Hitachi Ltd.	63,100	1,957,592

IHI Corp.	50,500	890,422

Kao Corp.	16,700	668,265

Kinden Corp.	14,300	620,816

Lasertec Corp.	3,400	645,270

Nintendo Co. Ltd.	15,300	1,033,505

December 31, 2025	Shares	Value
Japan (continued)

Obic Co. Ltd.	16,500	$518,490

Penta-Ocean Construction Co. Ltd.	28,800	290,097

Rakuten Bank Ltd.(1)	8,900	389,455

Recruit Holdings Co. Ltd.	20,400	1,163,760

Sanrio Co. Ltd.	7,200	225,889

Sony Group Corp.	79,900	2,042,257

Sumitomo Electric Industries Ltd.	15,400	623,530

Suzuki Motor Corp.	58,600	870,324

Tokyo Electron Ltd.	6,100	1,339,667

		15,455,558
Netherlands – 7.2%

Argenx SE(1)	948	797,888

ASML Holding NV	2,117	2,262,895

Ferrovial SE	14,442	934,033

Prosus NV	15,620	964,748

		4,959,564
Singapore – 2.9%

DBS Group Holdings Ltd.	35,240	1,542,256

Singapore Exchange Ltd.	32,400	425,740

		1,967,996
Spain – 3.4%

Indra Sistemas SA	24,247	1,374,903

Industria de Diseno Textil SA	14,934	983,708

		2,358,611
Switzerland – 6.1%

Cie Financiere Richemont SA, Reg S, Class A	8,725	1,882,997

Lonza Group AG, Reg S	1,346	910,646

UBS Group AG, Reg S	13,269	613,387

VAT Group AG(2)	1,537	738,060

		4,145,090
Taiwan – 2.0%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,497	1,366,593

		1,366,593
United Kingdom – 20.4%

3i Group PLC	23,464	1,020,857

AstraZeneca PLC	14,554	2,680,730

Compass Group PLC	41,393	1,316,919

Diageo PLC	15,688	337,930

Haleon PLC	159,434	806,760

InterContinental Hotels Group PLC	9,016	1,262,936

London Stock Exchange Group PLC	8,197	987,038

NatWest Group PLC	75,926	662,224

Next PLC	2,847	523,804

RELX PLC	28,497	1,161,491

Rolls-Royce Holdings PLC	126,069	1,959,509

Sage Group PLC	16,427	239,205

SSE PLC	27,999	820,996

Standard Chartered PLC	8,574	209,386

		13,989,785

Total Common Stocks (Cost $49,813,411)		67,540,790

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

December 31, 2025	Principal Amount	Value
Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $512,395, due 1/2/2026(3)	$512,364	$512,364

Total Repurchase Agreements (Cost $512,364)		512,364

Total Investments – 99.5% (Cost $50,325,775)		68,053,154

Assets in excess of other liabilities – 0.5%		358,889

Total Net Assets – 100.0%		$68,412,043

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2025, the aggregate market value of these securities amounted to $1,178,940, representing 1.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	4/30/2027	$525,200	$522,685

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$693,780	*	$—	$693,780
Cayman Islands	560,160	—		—	560,160
Denmark	—	3,282,870	*	—	3,282,870
France	—	10,259,491	*	—	10,259,491
Germany	—	3,875,248	*	—	3,875,248
Hong Kong	—	2,314,462	*	—	2,314,462
Ireland	1,346,271	—		—	1,346,271
Italy	—	965,311	*	—	965,311
Japan	—	15,455,558	*	—	15,455,558
Netherlands	—	4,959,564	*	—	4,959,564
Singapore	—	1,967,996	*	—	1,967,996
Spain	—	2,358,611	*	—	2,358,611
Switzerland	—	4,145,090	*	—	4,145,090
Taiwan	1,366,593	—		—	1,366,593
United Kingdom	—	13,989,785	*	—	13,989,785
Repurchase Agreements	—	512,364		—	512,364
Total	$3,273,024	$64,780,130		$—	$68,053,154

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$68,053,154

Foreign currency, at value	19,748

Foreign tax reclaims receivable	404,817

Dividends/interest receivable	39,548

Receivable for investments sold	25,162

Reimbursement receivable from adviser	3,804

Prepaid expenses	2,984

Total Assets	68,549,217

Liabilities

Investment advisory fees payable	46,945

Accrued custodian and accounting fees	26,618

Payable for fund shares redeemed	15,609

Distribution fees payable	14,670

Accrued administrative fees	12,357

Accrued audit fees	10,727

Accrued trustees’ and officers’ fees	366

Accrued expenses and other liabilities	9,882

Total Liabilities	137,174

Total Net Assets	$68,412,043

Net Assets Consist of:

Paid-in capital	$9,439,656

Distributable earnings	58,972,387

Total Net Assets	$68,412,043

Investments, at Cost	$50,325,775

Foreign Currency, at Cost	$19,706

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	3,439,725

Net Asset Value Per Share	$19.89

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$1,383,948

Interest	10,399

Withholding taxes on foreign dividends	(114,929)

Total Investment Income	1,279,418

Expenses

Investment advisory fees	601,061

Distribution fees	187,831

Custodian and accounting fees	77,610

Professional fees	49,772

Administrative fees	31,400

Trustees’ and officers’ fees	26,321

Transfer agent fees	15,738

Other expenses	3,305

Total Expenses	993,038

Less: Fees waived	(123,814)

Total Expenses, Net	869,224

Net Investment Income/(Loss)	410,194

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	15,773,711

Net realized gain/(loss) from foreign currency transactions	20,101

Net change in unrealized appreciation/(depreciation) on investments	(3,391,132)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	45,756

Net Gain on Investments and Foreign Currency Transactions	12,448,436

Net Increase in Net Assets Resulting From Operations	$12,858,630

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$410,194	$354,422

Net realized gain/(loss) from investments and foreign currency transactions	15,793,812	10,662,818

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(3,345,376)	(5,058,878)

Net Increase in Net Assets Resulting from Operations	12,858,630	5,958,362

Capital Share Transactions

Proceeds from sales of shares	2,387,570	3,269,660

Cost of shares redeemed	(25,815,772)	(34,109,699)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(23,428,202)	(30,840,039)

Net Decrease in Net Assets	(10,569,572)	(24,881,677)

Net Assets

Beginning of year	78,981,615	103,863,292

End of year	$68,412,043	$78,981,615

Other Information:

Shares

Sold	126,870	195,991

Redeemed	(1,372,751)	(1,995,821)

Net Decrease	(1,245,881)	(1,799,830)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$16.86	$0.10	$2.93	$3.03	$19.89	17.97%

Year Ended 12/31/24	16.01	0.06	0.79	0.85	16.86	5.31%

Year Ended 12/31/23	13.78	0.10	2.13	2.23	16.01	16.18%

Year Ended 12/31/22	19.21	0.05	(5.48)	(5.43)	13.78	(28.27)%

Year Ended 12/31/21	17.34	(0.01)	1.88	1.87	19.21	10.78%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)	Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$68,412	1.16%	1.32%	0.54%	0.38%	57%

78,982	1.17%	1.32%	0.38%	0.23%	27%

103,863	1.18%	1.26%	0.68%	0.60%	50%

114,662	1.18%	1.21%	0.35%	0.32%	40%

148,827	1.17%	1.17%	(0.05)%	(0.05)%	31%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian International Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return consisting of long-term capital growth and current income.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.15% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 1.17%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $123,814.

Park Avenue has entered into a Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. (“J.P. Morgan”). J.P. Morgan is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the

Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $187,831 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $42,025,984 and $64,591,776, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian International Growth VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian International Growth VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

14

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15

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16

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17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8171

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Large Cap Disciplined Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS – GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 99.4%

Aerospace & Defense – 2.2%

Axon Enterprise, Inc.(1)	3,155	$1,791,819

General Electric Co.	17,709	5,454,903

		7,246,722
Automobiles – 2.4%

Tesla, Inc.(1)	18,014	8,101,256

		8,101,256
Banks – 0.6%

Wells Fargo & Co.	22,546	2,101,287

		2,101,287
Biotechnology – 1.5%

Natera, Inc.(1)	5,024	1,150,948

Vertex Pharmaceuticals, Inc.(1)	8,620	3,907,963

		5,058,911
Broadline Retail – 5.7%

Amazon.com, Inc.(1)	83,332	19,234,692

		19,234,692
Building Products – 0.4%

Builders FirstSource, Inc.(1)	11,244	1,156,895

		1,156,895
Capital Markets – 1.7%

Ares Management Corp., Class A	10,064	1,626,645

Interactive Brokers Group, Inc., Class A	25,720	1,654,053

KKR & Co., Inc.	19,236	2,452,205

		5,732,903
Chemicals – 0.9%

Sherwin-Williams Co.	8,841	2,864,749

		2,864,749
Commercial Services & Supplies – 0.4%

Republic Services, Inc.	5,758	1,220,293

		1,220,293
Communications Equipment – 1.0%

Arista Networks, Inc.(1)	24,174	3,167,519

		3,167,519
Consumer Finance – 0.7%

American Express Co.	6,615	2,447,219

		2,447,219
Consumer Staples Distribution & Retail – 1.7%

BJ’s Wholesale Club Holdings, Inc.(1)	28,057	2,525,972

Walmart, Inc.	28,244	3,146,664

		5,672,636
Distributors – 0.4%

Pool Corp.	6,058	1,385,768

		1,385,768
Electrical Equipment – 0.9%

GE Vernova, Inc.	4,729	3,090,733

		3,090,733
Entertainment – 2.3%

Liberty Media Corp.-Liberty Formula One, Class C(1)	19,318	1,903,016

Netflix, Inc.(1)	62,033	5,816,214

		7,719,230

December 31, 2025	Shares	Value
Financial Services – 3.5%

Klarna Group PLC(1)	36,933	$1,067,733

Mastercard, Inc., Class A	15,196	8,675,093

Visa, Inc., Class A	5,989	2,100,402

		11,843,228
Health Care Equipment & Supplies – 0.4%

Dexcom, Inc.(1)	22,227	1,475,206

		1,475,206
Health Care Technology – 0.6%

Veeva Systems, Inc., Class A(1)	9,528	2,126,935

		2,126,935
Hotels, Restaurants & Leisure – 3.2%

Chipotle Mexican Grill, Inc.(1)	73,835	2,731,895

DoorDash, Inc., Class A(1)	10,902	2,469,085

Hilton Worldwide Holdings, Inc.	12,117	3,480,608

Royal Caribbean Cruises Ltd.	6,957	1,940,447

		10,622,035
Interactive Media & Services – 10.9%

Alphabet, Inc., Class A	77,343	24,208,359

Meta Platforms, Inc., Class A	18,795	12,406,392

		36,614,751
IT Services – 0.6%

Shopify, Inc., Class A(1)	13,189	2,123,033

		2,123,033
Machinery – 1.4%

Caterpillar, Inc.	5,555	3,182,293

Cummins, Inc.	2,830	1,444,573

		4,626,866
Pharmaceuticals – 3.8%

Eli Lilly & Co.	11,842	12,726,361

		12,726,361
Semiconductors & Semiconductor Equipment – 19.8%

Advanced Micro Devices, Inc.(1)	10,542	2,257,675

Broadcom, Inc.	47,788	16,539,427

KLA Corp.	3,020	3,669,542

NVIDIA Corp.	236,397	44,088,040

		66,554,684
Software – 17.5%

AppLovin Corp., Class A(1)	4,103	2,764,683

Cadence Design Systems, Inc.(1)	9,148	2,859,482

Intuit, Inc.	4,830	3,199,489

Microsoft Corp.	72,314	34,972,497

Oracle Corp.	23,966	4,671,213

Palantir Technologies, Inc., Class A(1)	14,245	2,532,049

Palo Alto Networks, Inc.(1)	13,671	2,518,198

PTC, Inc.(1)	10,202	1,777,290

ServiceNow, Inc.(1)	21,850	3,347,202

		58,642,103

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

December 31, 2025	Shares	Value
Specialty Retail – 1.4%

Lowe’s Cos., Inc.	10,169	$2,452,356

O’Reilly Automotive, Inc.(1)	23,233	2,119,082

		4,571,438
Technology Hardware, Storage & Peripherals – 12.0%

Apple, Inc.	147,776	40,174,383

		40,174,383
Trading Companies & Distributors – 1.5%

Ferguson Enterprises, Inc.	10,038	2,234,760

FTAI Aviation Ltd.	14,799	2,913,183

		5,147,943

Total Common Stocks (Cost $183,387,040)		333,449,779

December 31, 2025	Principal Amount	Value
Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $2,544,454, due 1/2/2026(2)	$2,544,304	$2,544,304

Total Repurchase Agreements (Cost $2,544,304)		2,544,304

Total Investments – 100.2% (Cost $185,931,344)		335,994,083

Liabilities in excess of other assets – (0.2)%		(591,819)

Total Net Assets – 100.0%		$335,402,264

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	5/15/2027	$2,546,200	$2,595,355

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$333,449,779	$—	$—	$333,449,779
Repurchase Agreements	—	2,544,304	—	2,544,304
Total	$333,449,779	$2,544,304	$—	$335,994,083

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statement of Assets and Liabilities As of December 31, 2025

Assets

Investments, at value	$335,994,083

Dividends/interest receivable	20,045

Reimbursement receivable from adviser	14,437

Receivable for fund shares subscribed	268

Prepaid expenses	14,179

Total Assets	336,043,012

Liabilities

Payable for fund shares redeemed	322,269

Investment advisory fees payable	167,585

Distribution fees payable	72,403

Accrued custodian and accounting fees	12,658

Accrued audit fees	9,971

Accrued trustees’ and officers’ fees	1,875

Due to custodian	710

Accrued expenses and other liabilities	53,277

Total Liabilities	640,748

Total Net Assets	$335,402,264

Net Assets Consist of:

Paid-in capital	$(210,179,697)

Distributable earnings	545,581,961

Total Net Assets	$335,402,264

Investments, at Cost	$185,931,344

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	7,983,419

Net Asset Value Per Share	$42.01

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$1,526,962

Interest	18,794

Total Investment Income	1,545,756

Expenses

Investment advisory fees	2,056,714

Distribution fees	892,693

Trustees’ and officers’ fees	123,896

Professional fees	115,736

Administrative fees	73,683

Custodian and accounting fees	39,360

Transfer agent fees	21,796

Shareholder reports	1,225

Other expenses	24,451

Total Expenses	3,349,554

Less: Fees waived	(242,982)

Total Expenses, Net	3,106,572

Net Investment Income/(Loss)	(1,560,816)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	75,613,241

Net change in unrealized appreciation/(depreciation) on investments	(17,047,519)

Net Gain on Investments	58,565,722

Net Increase in Net Assets Resulting From Operations	$57,004,906

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$(1,560,816)	$(1,348,829)

Net realized gain/(loss) from investments	75,613,241	110,591,240

Net change in unrealized appreciation/(depreciation) on investments	(17,047,519)	1,526,116

Net Increase in Net Assets Resulting from Operations	57,004,906	110,768,527

Capital Share Transactions

Proceeds from sales of shares	18,592,818	11,282,613

Cost of shares redeemed	(131,973,166)	(181,260,766)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(113,380,348)	(169,978,153)

Net Decrease in Net Assets	(56,375,442)	(59,209,626)

Net Assets

Beginning of year	391,777,706	450,987,332

End of year	$335,402,264	$391,777,706

Other Information:

Shares

Sold	543,646	357,736

Redeemed	(3,468,660)	(5,624,527)

Net Decrease	(2,925,014)	(5,266,791)

4	The accompanying notes are an integral part of these financial statements.

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5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$35.92	$(0.16)	$6.25	$6.09	$42.01	16.95%

Year Ended 12/31/24	27.88	(0.10)	8.14	8.04	35.92	28.84%

Year Ended 12/31/23	19.65	(0.04)	8.27	8.23	27.88	41.88%

Year Ended 12/31/22	28.69	(0.03)	(9.01)	(9.04)	19.65	(31.51)%

Year Ended 12/31/21	23.83	(0.09)	4.95	4.86	28.69	20.39%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets(3)	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$335,402	0.87%	0.94%	(0.44)%	(0.51)%	42%

391,778	0.87%	0.92%	(0.31)%	(0.36)%	33%

450,987	0.87%	0.91%	(0.16)%	(0.20)%	37%

439,541	0.87%	0.89%	(0.15)%	(0.17)%	38%

622,763	0.87%	0.87%	(0.34)%	(0.34)%	28%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Disciplined Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a non-diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to maximize long-term growth.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% from $100 to $300 million, 0.52% from $300 to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.87% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $242,982.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $892,693 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $150,167,112 and $266,894,523, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Large Cap Disciplined Growth VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Large Cap Disciplined Growth VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s)

included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meeting were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

14

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

15

This Page Intentionally Left Blank

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8173

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Large Cap Disciplined Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 98.7%

Aerospace & Defense – 2.4%

General Dynamics Corp.	2,773	$933,558

L3Harris Technologies, Inc.	2,968	871,316

		1,804,874
Air Freight & Logistics – 2.2%

CH Robinson Worldwide, Inc.	4,676	751,714

FedEx Corp.	2,989	863,402

		1,615,116
Automobile Components – 0.6%

Aptiv PLC(1)	5,894	448,474

		448,474
Banks – 7.6%

Huntington Bancshares, Inc.	57,647	1,000,175

JPMorgan Chase & Co.	10,462	3,371,066

Wells Fargo & Co.	14,594	1,360,161

		5,731,402
Beverages – 1.8%

Coca-Cola Co.	12,780	893,450

Coca-Cola Europacific Partners PLC	5,106	463,114

		1,356,564
Biotechnology – 2.4%

AbbVie, Inc.	3,894	889,740

Gilead Sciences, Inc.	7,518	922,759

		1,812,499
Broadline Retail – 2.8%

Amazon.com, Inc.(1)	9,039	2,086,382

		2,086,382
Building Products – 0.5%

Allegion PLC	2,432	387,223

		387,223
Capital Markets – 7.0%

Blue Owl Capital, Inc.	25,852	386,229

Charles Schwab Corp.	8,416	840,842

Goldman Sachs Group, Inc.	897	788,463

Intercontinental Exchange, Inc.	5,766	933,861

LPL Financial Holdings, Inc.	3,181	1,136,158

Morgan Stanley	6,820	1,210,755

		5,296,308
Construction Materials – 2.2%

CRH PLC	13,257	1,654,474

		1,654,474
Consumer Finance – 3.0%

American Express Co.	3,747	1,386,203

Capital One Financial Corp.	3,645	883,402

		2,269,605
Consumer Staples Distribution & Retail – 2.8%

Sysco Corp.	10,662	785,683

U.S. Foods Holding Corp.(1)	17,357	1,307,329

		2,093,012

December 31, 2025	Shares	Value
Electric Utilities – 4.0%

Entergy Corp.	7,464	$689,897

FirstEnergy Corp.	24,406	1,092,657

NRG Energy, Inc.	2,233	355,583

PPL Corp.	25,314	886,496

		3,024,633
Electrical Equipment – 1.7%

Emerson Electric Co.	3,321	440,763

Hubbell, Inc.	1,807	802,507

		1,243,270
Electronic Equipment, Instruments & Components – 1.9%

Flex Ltd.(1)	12,009	725,584

Keysight Technologies, Inc.(1)	3,476	706,288

		1,431,872
Energy Equipment & Services – 0.5%

SLB Ltd.	8,978	344,576

		344,576
Entertainment – 1.5%

Walt Disney Co.	10,215	1,162,161

		1,162,161
Financial Services – 2.0%

Apollo Global Management, Inc.	6,156	891,143

Corpay, Inc.(1)	1,997	600,957

		1,492,100
Ground Transportation – 2.4%

Old Dominion Freight Line, Inc.	3,755	588,784

Uber Technologies, Inc.(1)	14,666	1,198,359

		1,787,143
Health Care Equipment & Supplies – 1.1%

Medtronic PLC	8,512	817,663

		817,663
Health Care Providers & Services – 7.1%

Cencora, Inc.	3,989	1,347,285

Labcorp Holdings, Inc.	1,851	464,379

McKesson Corp.	1,483	1,216,490

Quest Diagnostics, Inc.	4,863	843,876

Tenet Healthcare Corp.(1)	2,377	472,357

UnitedHealth Group, Inc.	3,000	990,330

		5,334,717
Hotels, Restaurants & Leisure – 0.8%

Booking Holdings, Inc.	115	615,863

		615,863
Industrial Conglomerates – 1.7%

Honeywell International, Inc.	6,547	1,277,254

		1,277,254
Insurance – 2.6%

Allstate Corp.	2,988	621,952

Aon PLC, Class A	2,573	907,960

Arthur J Gallagher & Co.	1,495	386,891

		1,916,803

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

December 31, 2025	Shares	Value
Interactive Media & Services – 1.5%

Meta Platforms, Inc., Class A	1,730	$1,141,956

		1,141,956
Life Sciences Tools & Services – 1.2%

IQVIA Holdings, Inc.(1)	3,913	882,029

		882,029
Machinery – 1.9%

Cummins, Inc.	1,630	832,033

Westinghouse Air Brake Technologies Corp.	2,910	621,140

		1,453,173
Metals & Mining – 6.0%

Freeport-McMoRan, Inc.	10,162	516,128

Kinross Gold Corp.	61,342	1,727,390

Newmont Corp.	12,086	1,206,787

Reliance, Inc.	1,893	546,831

Steel Dynamics, Inc.	3,144	532,751

		4,529,887
Multi-Utilities – 0.9%

CenterPoint Energy, Inc.	18,561	711,629

		711,629
Oil, Gas & Consumable Fuels – 4.9%

Cenovus Energy, Inc.	23,890	404,219

ConocoPhillips	12,971	1,214,215

Diamondback Energy, Inc.	6,651	999,845

Marathon Petroleum Corp.	6,626	1,077,586

		3,695,865
Passenger Airlines – 0.6%

United Airlines Holdings, Inc.(1)	4,202	469,868

		469,868
Pharmaceuticals – 1.4%

AstraZeneca PLC, ADR	7,581	696,921

Novo Nordisk AS, ADR	7,628	388,113

		1,085,034
Professional Services – 1.4%

Jacobs Solutions, Inc.	4,260	564,279

Leidos Holdings, Inc.	2,744	495,018

		1,059,297
Semiconductors & Semiconductor Equipment – 6.4%

Applied Materials, Inc.	4,451	1,143,862

Microchip Technology, Inc.	15,725	1,001,997

Micron Technology, Inc.	5,481	1,564,332

NXP Semiconductors NV	5,164	1,120,898

		4,831,089
Software – 1.3%

Oracle Corp.	3,105	605,196

Trimble, Inc.(1)	4,995	391,358

		996,554
Specialty Retail – 2.0%

AutoNation, Inc.(1)	1,782	367,947

AutoZone, Inc.(1)	173	586,730

Home Depot, Inc.	1,559	536,452

		1,491,129

December 31, 2025	Shares	Value
Technology Hardware, Storage & Peripherals – 1.2%

Dell Technologies, Inc., Class C	6,962	$876,377

		876,377
Textiles, Apparel & Luxury Goods – 0.5%

Lululemon Athletica, Inc.(1)	1,668	346,627

		346,627
Tobacco – 2.5%

Philip Morris International, Inc.	11,634	1,866,094

		1,866,094
Trading Companies & Distributors – 1.4%

United Rentals, Inc.	1,258	1,018,125

		1,018,125
Wireless Telecommunication Services – 1.0%

T-Mobile U.S., Inc.	3,650	741,096

		741,096

Total Common Stocks (Cost $51,919,388)		74,199,817

	Principal Amount	Value
Repurchase Agreements – 1.4%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $1,050,318, due 1/2/2026(2)	$1,050,256	1,050,256

Total Repurchase Agreements (Cost $1,050,256)		1,050,256

Total Investments – 100.1% (Cost $52,969,644)		75,250,073

Liabilities in excess of other assets – (0.1)%		(43,987)

Total Net Assets – 100.0%		$75,206,086

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	4/30/2027	$1,076,500	$1,071,279

Legend:

ADR — American Depositary Receipt

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$74,199,817	$—	$—	$74,199,817
Repurchase Agreements	—	1,050,256	—	1,050,256
Total	$74,199,817	$1,050,256	$—	$75,250,073

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$75,250,073

Cash	2,990

Dividends/interest receivable	68,123

Foreign tax reclaims receivable	52,171

Reimbursement receivable from adviser	3,927

Prepaid expenses	3,328

Total Assets	75,380,612

Liabilities

Payable for fund shares redeemed	68,708

Investment advisory fees payable	42,170

Distribution fees payable	16,219

Accrued custodian and accounting fees	14,469

Accrued administrative fees	12,777

Accrued audit fees	9,971

Accrued trustees’ and officers’ fees	450

Accrued expenses and other liabilities	9,762

Total Liabilities	174,526

Total Net Assets	$75,206,086

Net Assets Consist of:

Paid-in capital	$(61,989,782)

Distributable earnings	137,195,868

Total Net Assets	$75,206,086

Investments, at Cost	$52,969,644

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	2,773,487

Net Asset Value Per Share	$27.12

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$1,428,300

Interest	13,648

Withholding taxes on foreign dividends	(14,948)

Total Investment Income	1,427,000

Expenses

Investment advisory fees	541,117

Distribution fees	208,122

Professional fees	47,680

Custodian and accounting fees	43,860

Administrative fees	32,398

Trustees’ and officers’ fees	28,979

Transfer agent fees	15,020

Shareholder reports	1,266

Other expenses	5,363

Total Expenses	923,805

Less: Fees waived	(116,292)

Total Expenses, Net	807,513

Net Investment Income/(Loss)	619,487

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	12,420,014

Net realized gain/(loss) from foreign currency transactions	(152)

Net change in unrealized appreciation/(depreciation) on investments	68,343

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	78

Net Gain on Investments and Foreign Currency Transactions	12,488,283

Net Increase in Net Assets Resulting From Operations	$13,107,770

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$619,487	$829,444

Net realized gain/(loss) from investments and foreign currency transactions	12,419,862	30,504,280

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	68,421	(12,735,933)

Net Increase in Net Assets Resulting from Operations	13,107,770	18,597,791

Capital Share Transactions

Proceeds from sales of shares	2,413,758	2,172,459

Cost of shares redeemed	(32,262,551)	(65,914,940)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(29,848,793)	(63,742,481)

Net Decrease in Net Assets	(16,741,023)	(45,144,690)

Net Assets

Beginning of year	91,947,109	137,091,799

End of year	$75,206,086	$91,947,109

Other Information:

Shares

Sold	104,362	99,265

Redeemed	(1,302,478)	(2,969,888)

Net Decrease	(1,198,116)	(2,870,623)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$23.15	$0.18	$3.79	$3.97	$27.12	17.15%

Year Ended 12/31/24	20.04	0.16	2.95	3.11	23.15	15.52%

Year Ended 12/31/23	17.66	0.16	2.22	2.38	20.04	13.48%

Year Ended 12/31/22	18.57	0.18	(1.09)	(0.91)	17.66	(4.90)%

Year Ended 12/31/21	14.30	0.12	4.15	4.27	18.57	29.86%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$75,206	0.97%	1.11%	0.74%	0.60%	48%

91,947	0.97%	1.08%	0.70%	0.59%	56%

137,092	0.97%	1.02%	0.88%	0.83%	56%

153,193	0.97%	0.98%	1.01%	1.00%	33%

219,108	0.97%	0.97%	0.71%	0.71%	45%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Disciplined Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the .year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% from $100 to $300 million, 0.55% from $300 to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $116,292.

Park Avenue has entered into a Sub-Advisory Agreement with Boston Partners Global Investors, Inc. (“Boston Partners”). Boston Partners is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $208,122 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $39,242,030 and $68,720,874, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder

redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Large Cap Disciplined Value VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Large Cap Disciplined Value VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

14

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15

This Page Intentionally Left Blank

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8174

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Large Cap Fundamental Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Fundamental Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 99.6%

Aerospace & Defense – 2.4%

Boeing Co.(1)	200	$43,424

Carpenter Technology Corp.	3,931	1,237,636

DroneShield Ltd., Reg S (Australia)(1)	38,703	78,208

Firefly Aerospace, Inc.(1)	600	13,422

General Electric Co.	8,547	2,632,733

Loar Holdings, Inc.(1)	200	13,600

		4,019,023
Automobile Components – 0.5%

Hesai Group, ADR(1)	35,105	786,352

		786,352
Automobiles – 2.3%

BYD Co. Ltd., Class H (China)	86,060	1,047,950

Tesla, Inc.(1)	6,121	2,752,736

		3,800,686
Biotechnology – 4.8%

Alnylam Pharmaceuticals, Inc.(1)	5,349	2,127,030

Arcellx, Inc.(1)	1,052	68,590

Beam Therapeutics, Inc.(1)	13,796	382,425

Biogen, Inc.(1)	8,851	1,557,688

BioNTech SE, ADR(1)	6,224	592,525

Blueprint Medicines Corp.(1)(2)(3)	653	0

Cytokinetics, Inc.(1)	6,223	395,409

Galapagos NV, ADR(1)	5,673	185,507

Gamida Cell Ltd.(1)(2)(3)	59,800	1

Gilead Sciences, Inc.	13,281	1,630,110

Hookipa Pharma, Inc.(1)	2,270	2,027

Immuneering Corp., Class A(1)	9,722	63,971

Immunocore Holdings PLC, ADR(1)	3,314	115,029

Janux Therapeutics, Inc.(1)	2,300	31,740

Krystal Biotech, Inc.(1)	839	206,847

Legend Biotech Corp., ADR(1)	5,400	117,396

Moderna, Inc.(1)	5,300	156,297

Newamsterdam Pharma Co. NV(1)	6,347	222,653

Vor BioPharma, Inc.(1)	316	4,133

XOMA Royalty Corp.(1)	3,997	106,280

		7,965,658
Broadline Retail – 9.9%

Amazon.com, Inc.(1)	67,858	15,662,984

eBay, Inc.	3,703	322,531

Etsy, Inc.(1)	7,457	413,416

Savers Value Village, Inc.(1)	22,970	214,540

		16,613,471
Building Products – 0.0%

Simpson Manufacturing Co., Inc.	378	61,036

		61,036
Capital Markets – 3.7%

Blackstone, Inc.	4,981	767,771

Bullish(1)	7,421	281,033

Coinbase Global, Inc., Class A(1)	849	191,993

Evercore, Inc., Class A	5,939	2,020,745

December 31, 2025	Shares	Value
Capital Markets (continued)

Goldman Sachs Group, Inc.	1,137	$999,423

Interactive Brokers Group, Inc., Class A	4,038	259,684

Morgan Stanley	8,331	1,479,003

Robinhood Markets, Inc., Class A(1)	2,274	257,189

		6,256,841
Communications Equipment – 0.5%

Arista Networks, Inc.(1)	7,100	930,313

		930,313
Construction Materials – 0.5%

Eagle Materials, Inc.	332	68,618

Martin Marietta Materials, Inc.	1,295	806,344

		874,962
Consumer Finance – 1.0%

Capital One Financial Corp.	6,804	1,649,017

Figure Technology Solutions, Inc., Class A(1)	300	12,252

		1,661,269
Diversified Consumer Services – 0.1%

Duolingo, Inc.(1)	831	145,840

		145,840
Electrical Equipment – 1.1%

GE Vernova, Inc.	2,728	1,782,939

		1,782,939
Entertainment – 1.5%

Live Nation Entertainment, Inc.(1)	7,708	1,098,390

ROBLOX Corp., Class A(1)	18,419	1,492,492

		2,590,882
Financial Services – 2.0%

Mastercard, Inc., Class A	2,861	1,633,288

Rocket Cos., Inc., Class A	35,543	688,112

Toast, Inc., Class A(1)	30,959	1,099,354

		3,420,754
Health Care Equipment & Supplies – 2.3%

Align Technology, Inc.(1)	4,358	680,502

Boston Scientific Corp.(1)	26,060	2,484,821

Ceribell, Inc.(1)	1,339	29,364

Penumbra, Inc.(1)	2,010	624,929

Pulmonx Corp.(1)	3,191	7,052

RxSight, Inc.(1)	716	7,461

		3,834,129
Health Care Providers & Services – 0.6%

HealthEquity, Inc.(1)	11,740	1,075,501

		1,075,501
Health Care Technology – 0.3%

Veeva Systems, Inc., Class A(1)	2,022	451,371

		451,371
Hotels, Restaurants & Leisure – 1.3%

Booking Holdings, Inc.	295	1,579,822

Carnival Corp.(1)	13,666	417,360

Kura Sushi USA, Inc., Class A(1)	2,944	154,060

		2,151,242
Household Durables – 0.7%

D.R. Horton, Inc.	3,491	502,809

TopBuild Corp.(1)	1,734	723,407

		1,226,216

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

December 31, 2025	Shares	Value
Insurance – 0.7%

Arthur J Gallagher & Co.	4,359	$1,128,066

		1,128,066
Interactive Media & Services – 13.4%

Alphabet, Inc., Class A	41,497	12,988,561

Baidu, Inc., ADR(1)	1,263	165,023

Meta Platforms, Inc., Class A	10,609	7,002,895

Tencent Holdings Ltd. (Cayman Islands)	30,990	2,374,678

		22,531,157
IT Services – 2.1%

Accenture PLC, Class A	100	26,830

Shopify, Inc., Class A(1)	17,971	2,892,792

Snowflake, Inc.(1)	2,500	548,400

		3,468,022
Leisure Products – 0.3%

Games Workshop Group PLC (United Kingdom)	1,927	489,088

		489,088
Life Sciences Tools & Services – 0.3%

10X Genomics, Inc., Class A(1)	6,874	112,115

Bio-Techne Corp.	1,203	70,748

Chemometec AS (Denmark)	2,149	229,979

Codexis, Inc.(1)	22,776	37,125

MaxCyte, Inc.(1)	7,867	12,194

		462,161
Machinery – 2.0%

Deere & Co.	3,820	1,778,478

Ingersoll Rand, Inc.	9,146	724,546

Westinghouse Air Brake Technologies Corp.	4,343	927,013

		3,430,037
Metals & Mining – 0.4%

Vale SA, ADR	50,388	656,556

		656,556
Oil, Gas & Consumable Fuels – 0.5%

Range Resources Corp.	21,947	773,851

		773,851
Personal Care Products – 1.2%

Estee Lauder Cos., Inc., Class A	19,504	2,042,459

		2,042,459
Pharmaceuticals – 8.0%

Aclaris Therapeutics, Inc.(1)	4,400	13,244

Corcept Therapeutics, Inc.(1)	5,850	203,580

Eli Lilly & Co.	5,519	5,931,159

Royalty Pharma PLC, Class A	94,138	3,637,493

Teva Pharmaceutical Industries Ltd., ADR(1)	52,657	1,643,425

UCB SA (Belgium)	6,647	1,853,962

Zevra Therapeutics, Inc.(1)	10,371	92,924

		13,375,787
Professional Services – 1.4%

Equifax, Inc.	5,231	1,135,022

RELX PLC, ADR	9,417	380,635

UL Solutions, Inc., Class A	9,981	787,102

		2,302,759

December 31, 2025	Shares	Value
Real Estate Management & Development – 0.8%

Zillow Group, Inc., Class A(1)	3,601	$245,696

Zillow Group, Inc., Class C(1)	14,978	1,021,799

		1,267,495
Semiconductors & Semiconductor Equipment – 17.1%

Astera Labs, Inc.(1)	260	43,253

BE Semiconductor Industries NV (Netherlands)	9,798	1,523,648

NVIDIA Corp.	113,932	21,248,318

SiTime Corp.(1)	2,557	903,107

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,163	4,911,774

		28,630,100
Software – 6.6%

Appfolio, Inc., Class A(1)	309	71,889

BitMine Immersion Technologies, Inc.	3,351	90,980

CyberArk Software Ltd.(1)	800	356,848

Figma, Inc., Class A(1)	500	18,685

HubSpot, Inc.(1)	2,057	825,474

Microsoft Corp.	11,552	5,586,778

Nutanix, Inc., Class A(1)	19,544	1,010,229

Palo Alto Networks, Inc.(1)	4,213	776,035

SailPoint, Inc.(1)	1,000	20,230

Samsara, Inc., Class A(1)	7,014	248,646

ServiceTitan, Inc., Class A(1)	9,403	1,001,419

Unity Software, Inc.(1)	11,500	507,955

Zeta Global Holdings Corp., Class A(1)	15,679	319,068

Zscaler, Inc.(1)	700	157,444

		10,991,680
Specialty Retail – 1.9%

Floor & Decor Holdings, Inc., Class A(1)	3,742	227,851

Lowe’s Cos., Inc.	12,455	3,003,648

		3,231,499
Technology Hardware, Storage & Peripherals – 5.2%

Apple, Inc.	32,300	8,781,078

		8,781,078
Textiles, Apparel & Luxury Goods – 0.1%

Kering SA (France)	500	176,431

		176,431
Tobacco – 1.5%

British American Tobacco PLC, ADR	16,166	915,318

Philip Morris International, Inc.	9,935	1,593,574

		2,508,892
Trading Companies & Distributors – 0.6%

Ferguson Enterprises, Inc. (United Kingdom)	4,482	993,414

		993,414

Total Common Stocks (Cost $120,234,824)		166,889,017

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

December 31, 2025	Principal Amount	Value
Repurchase Agreements – 0.5%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $774,888, due 1/2/2026(4)	$774,843	$774,843

Total Repurchase Agreements (Cost $774,843)		774,843

Total Investments – 100.1% (Cost $121,009,667)		167,663,860

Liabilities in excess of other assets – (0.1)%		(202,707)

Total Net Assets – 100.0%		$167,461,153

(1)	Non–income–producing security.
(2)	Fair valued security. See Note 2a in Notes to Financial Statements.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Blueprint Medicines Corp.	653	$300	$0	7/21/2025	0.00%
Gamida Cell Ltd.	59,800	90,298	1	7/18/2023	0.00

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	5/15/2027	$775,400	$790,349

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$158,121,658	$8,767,358	*	$1	$166,889,017
Repurchase Agreements	—	774,843		—	774,843
Total	$158,121,658	$9,542,201		$1	$167,663,860

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$167,663,860

Dividends/interest receivable	83,909

Receivable for investments sold	18,690

Foreign tax reclaims receivable	9,982

Prepaid expenses	7,154

Total Assets	167,783,595

Liabilities

Due to custodian foreign currency	844

Investment advisory fees payable	86,743

Payable for fund shares redeemed	83,272

Payable for investments purchased	52,750

Distribution fees payable	35,987

Accrued custodian and accounting fees	17,930

Accrued administrative fees	17,488

Accrued audit fees	10,321

Accrued trustees’ and officers’ fees	916

Accrued expenses and other liabilities	16,191

Total Liabilities	322,442

Total Net Assets	$167,461,153

Net Assets Consist of:

Paid-in capital	$(137,853,940)

Distributable earnings	305,315,093

Total Net Assets	$167,461,153

Investments, at Cost	$121,009,667

Foreign currency, proceeds	$844

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	4,377,669

Net Asset Value Per Share	$38.25

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$1,106,208

Interest	20,977

Withholding taxes on foreign dividends	(23,929)

Total Investment Income	1,103,256

Expenses

Investment advisory fees	1,076,785

Distribution fees	450,345

Professional fees	72,679

Trustees’ and officers’ fees	62,353

Custodian and accounting fees	54,633

Administrative fees	46,982

Transfer agent fees	16,931

Other expenses	12,869

Total Expenses	1,793,577

Less: Fees waived	(18,544)

Total Expenses, Net	1,775,033

Net Investment Income/(Loss)	(671,777)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	33,956,110

Net realized gain/(loss) from foreign currency transactions	(2,445)

Net change in unrealized appreciation/(depreciation) on investments	(7,574,941)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	182

Net Gain on Investments and Foreign Currency Transactions	26,378,906

Net Increase in Net Assets Resulting From Operations	$25,707,129

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$(671,777)	$(1,164,554)

Net realized gain/(loss) from investments and foreign currency transactions	33,953,665	85,851,020

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(7,574,759)	(22,579,625)

Net Increase in Net Assets Resulting from Operations	25,707,129	62,106,841

Capital Share Transactions

Proceeds from sales of shares	7,458,797	1,014,798

Cost of shares redeemed	(63,377,976)	(112,366,805)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(55,919,179)	(111,352,007)

Net Decrease in Net Assets	(30,212,050)	(49,245,166)

Net Assets

Beginning of year	197,673,203	246,918,369

End of year	$167,461,153	$197,673,203

Other Information:

Shares

Sold	236,852	33,952

Redeemed	(1,818,169)	(3,757,221)

Net Decrease	(1,581,317)	(3,723,269)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$33.17	$(0.13)	$5.21	$5.08	$38.25	15.32%

Year Ended 12/31/24	25.50	(0.16)	7.83	7.67	33.17	30.08%

Year Ended 12/31/23	17.64	(0.07)	7.93	7.86	25.50	44.56%

Year Ended 12/31/22	26.23	(0.05)	(8.54)	(8.59)	17.64	(32.75)%

Year Ended 12/31/21	21.57	(0.08)	4.74	4.66	26.23	21.60%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets(3)	Gross Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate

$167,461	0.99%	1.00%	(0.38)%	(0.39)%	40%

197,673	0.99%	0.99%	(0.51)%	(0.51)%	56%

246,918	0.96%	0.96%	(0.31)%	(0.31)%	98%

253,603	0.93%	0.93%	(0.25)%	(0.25)%	31%

348,302	0.91%	0.91%	(0.34)%	(0.34)%	21%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Fundamental Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a non-diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had two securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% from $100 to $300 million, 0.52% from $300 to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.98% of the Fund’s average daily net assets (excluding, if

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 1.01%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $18,544.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”). FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $450,345 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $71,997,764 and $127,949,946, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2025, the Fund held two illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a

$10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Large Cap Fundamental Growth VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Large Cap Fundamental Growth VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s)

included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meeting were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

14

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

15

This Page Intentionally Left Blank

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8175

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Mid Cap Relative Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Relative Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS – GUARDIAN MID CAP RELATIVE VALUE VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 97.1%
Aerospace & Defense – 2.7%

L3Harris Technologies, Inc.	3,042	$893,040

StandardAero, Inc.(1)	60,095	1,723,525

		2,616,565
Automobile Components – 1.3%

Aptiv PLC(1)	16,460	1,252,441

		1,252,441
Banks – 4.6%

Fifth Third Bancorp	48,636	2,276,651

First Citizens BancShares, Inc., Class A	384	824,133

Regions Financial Corp.	48,584	1,316,627

		4,417,411
Beverages – 2.6%

Keurig Dr Pepper, Inc.	77,275	2,164,473

Primo Brands Corp.	22,244	363,689

		2,528,162
Building Products – 1.0%

Carlisle Cos., Inc.	3,035	970,775

		970,775
Capital Markets – 2.7%

Jefferies Financial Group, Inc.	41,789	2,589,664

		2,589,664
Chemicals – 1.9%

Eastman Chemical Co.	10,853	692,747

RPM International, Inc.	10,859	1,129,336

		1,822,083
Commercial Services & Supplies – 1.5%

Republic Services, Inc.	6,600	1,398,738

		1,398,738
Construction & Engineering – 1.0%

API Group Corp.(1)	25,878	990,092

		990,092
Construction Materials – 3.5%

Amrize Ltd.(1)	18,518	1,001,453

Vulcan Materials Co.	8,095	2,308,856

		3,310,309
Containers & Packaging – 1.8%

Graphic Packaging Holding Co.	111,438	1,678,256

		1,678,256
Electric Utilities – 5.6%

American Electric Power Co., Inc.	25,202	2,906,042

FirstEnergy Corp.	53,488	2,394,658

		5,300,700
Electronic Equipment, Instruments & Components – 4.1%

CDW Corp.	10,982	1,495,749

Keysight Technologies, Inc.(1)	10,632	2,160,316

Novanta, Inc.(1)	1,978	235,362

		3,891,427

December 31, 2025	Shares	Value
Energy Equipment & Services – 2.1%

Baker Hughes Co.	43,266	$1,970,334

		1,970,334
Financial Services – 0.0%

Pershing Square Tontine Holdings Ltd.(1)(2)(3)	125,172	0
Ground Transportation – 3.3%

Canadian Pacific Kansas City Ltd.	22,937	1,688,851

Knight-Swift Transportation Holdings, Inc.	27,309	1,427,715

		3,116,566
Health Care Equipment & Supplies – 1.4%

Alcon AG	16,778	1,322,274

		1,322,274
Health Care Providers & Services – 3.7%

Humana, Inc.	3,181	814,750

Labcorp Holdings, Inc.	10,999	2,759,429

		3,574,179
Household Durables – 2.0%

D.R. Horton, Inc.	6,559	944,693

Somnigroup International, Inc.	10,830	966,902

		1,911,595
Household Products – 1.6%

Church & Dwight Co., Inc.	18,154	1,522,213

		1,522,213
Insurance – 5.2%

Arch Capital Group Ltd.(1)	20,759	1,991,203

Brown & Brown, Inc.	15,491	1,234,633

Loews Corp.	16,566	1,744,565

		4,970,401
IT Services – 2.4%

Amdocs Ltd.	18,550	1,493,461

Okta, Inc.(1)	9,096	786,531

		2,279,992
Life Sciences Tools & Services – 5.5%

Charles River Laboratories International, Inc.(1)	11,727	2,339,302

ICON PLC(1)	6,071	1,106,258

Qiagen NV	18,473	830,731

Revvity, Inc.	9,958	963,436

		5,239,727
Machinery – 5.7%

Donaldson Co., Inc.	5,508	488,339

Gates Industrial Corp. PLC(1)	75,956	1,630,775

Ingersoll Rand, Inc.	9,004	713,297

Mueller Industries, Inc.	7,483	859,049

Toro Co.	22,487	1,770,177

		5,461,637
Media – 0.3%

NIQ Global Intelligence PLC(1)	16,491	271,937

		271,937

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS – GUARDIAN MID CAP RELATIVE VALUE VIP FUND

December 31, 2025	Shares	Value
Metals & Mining – 1.9%

Freeport-McMoRan, Inc.	26,197	$1,330,546

Nucor Corp.	3,058	498,790

		1,829,336
Mortgage REITs – 2.3%

Annaly Capital Management, Inc.	97,664	2,183,767

		2,183,767
Office REITs – 0.9%

BXP, Inc.	12,083	815,361

		815,361
Oil, Gas & Consumable Fuels – 4.4%

EOG Resources, Inc.	11,654	1,223,787

EQT Corp.	30,040	1,610,144

Valero Energy Corp.	8,647	1,407,645

		4,241,576
Professional Services – 3.4%

Booz Allen Hamilton Holding Corp.	15,484	1,306,230

Jacobs Solutions, Inc.	14,501	1,920,803

		3,227,033
Real Estate Management & Development – 1.2%

CBRE Group, Inc., Class A(1)	7,127	1,145,950

		1,145,950
Semiconductors & Semiconductor Equipment – 5.8%

ON Semiconductor Corp.(1)	32,556	1,762,907

Qnity Electronics, Inc., Class W/I	3,028	247,236

Teradyne, Inc.	17,985	3,481,177

		5,491,320
Specialized REITs – 1.7%

Weyerhaeuser Co.	67,044	1,588,272

		1,588,272
Specialty Retail – 1.6%

AutoZone, Inc.(1)	440	1,492,260

		1,492,260
Textiles, Apparel & Luxury Goods – 0.9%

PVH Corp.	12,710	851,824

		851,824
Trading Companies & Distributors – 3.8%

AerCap Holdings NV	13,600	1,955,136

WESCO International, Inc.	6,950	1,700,248

		3,655,384
Water Utilities – 1.7%

American Water Works Co., Inc.	12,520	1,633,860

		1,633,860

Total Common Stocks (Cost $70,916,463)		92,563,421

	Shares	Value
Warrants – 0.0%

Pershing Square Tontine Holdings Ltd.(1)(2)	14,344	0

Total Warrants (Cost $0)		0

December 31, 2025	Shares	Value
Rights – 0.0%

Pershing Square Tontine Holdings Ltd.(1)(2)	38,465	$0

Total Rights (Cost $0)		0

	Principal Amount	Value
Repurchase Agreements – 2.9%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $2,794,043, due 1/2/2026(4)	$2,793,879	2,793,879

Total Repurchase Agreements (Cost $2,793,879)		2,793,879

Total Investments – 100.0% (Cost $73,710,342)		95,357,300

Liabilities in excess of other assets – (0.0)%		(106)

Total Net Assets – 100.0%		$95,357,194

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Pershing Square Tontine Holdings Ltd.	125,172	$0	$0	7/26/2022	0.00%
Pershing Square Tontine Holdings Ltd.	14,344	0	0	7/26/2022	0.00
Pershing Square Tontine Holdings Ltd.	38,465	0	0	12/19/2023	0.00

(3)

Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	5/15/2027	$1,550,900	$1,580,812

Legend:

REITs – Real Estate Investment Trusts

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$92,563,421	$0	$—	$92,563,421
Warrants	—	0	—	0
Rights	—	0	—	0
Repurchase Agreements	—	2,793,879	—	2,793,879
Total	$92,563,421	$2,793,879	$—	$95,357,300

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$95,357,300

Dividends/interest receivable	157,024

Foreign tax reclaims receivable	9,351

Reimbursement receivable from adviser	3,454

Prepaid expenses	4,049

Total Assets	95,531,178

Liabilities

Investment advisory fees payable	59,523

Payable for fund shares redeemed	31,573

Distribution fees payable	20,668

Payable for investments purchased	14,830

Accrued administrative fees	13,616

Accrued custodian and accounting fees	11,512

Accrued audit fees	9,971

Accrued trustees’ and officers’ fees	510

Accrued expenses and other liabilities	11,781

Total Liabilities	173,984

Total Net Assets	$95,357,194

Net Assets Consist of:

Paid-in capital	$(50,684,488)

Distributable earnings	146,041,682

Total Net Assets	$95,357,194

Investments, at Cost	$73,710,342

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	4,221,937

Net Asset Value Per Share	$22.59

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$1,919,483

Interest	23,408

Withholding taxes on foreign dividends	(1,383)

Total Investment Income	1,941,508

Expenses

Investment advisory fees	737,859

Distribution fees	256,862

Professional fees	53,143

Custodian and accounting fees	38,549

Trustees’ and officers’ fees	36,138

Administrative fees	35,565

Transfer agent fees	17,555

Shareholder reports	1,430

Other expenses	6,489

Total Expenses	1,183,590

Less: Fees waived	(67,209)

Total Expenses, Net	1,116,381

Net Investment Income/(Loss)	825,127

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	14,669,498

Net realized gain/(loss) from foreign currency transactions	57

Net change in unrealized appreciation/(depreciation) on investments	(10,034,250)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(11)

Net Gain on Investments and Foreign Currency Transactions	4,635,294

Net Increase in Net Assets Resulting From Operations	$5,460,421

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$825,127	$1,354,530

Net realized gain/(loss) from investments and foreign currency transactions	14,669,555	22,025,685

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(10,034,261)	(7,118,772)

Net Increase in Net Assets Resulting from Operations	5,460,421	16,261,443

Capital Share Transactions

Proceeds from sales of shares	7,296,847	2,702,047

Cost of shares redeemed	(29,997,106)	(60,172,262)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(22,700,259)	(57,470,215)

Net Decrease in Net Assets	(17,239,838)	(41,208,772)

Net Assets

Beginning of year	112,597,032	153,805,804

End of year	$95,357,194	$112,597,032

Other Information:

Shares

Sold	337,996	134,943

Redeemed	(1,380,736)	(2,898,166)

Net Decrease	(1,042,740)	(2,763,223)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$21.39	$0.17	$1.03	$1.20	$22.59	5.61%

Year Ended 12/31/24	19.16	0.21	2.02	2.23	21.39	11.64%

Year Ended 12/31/23	17.56	0.17	1.43	1.60	19.16	9.11%

Year Ended 12/31/22	18.45	0.14	(1.03)	(0.89)	17.56	(4.82)%

Year Ended 12/31/21	14.32	0.05	4.08	4.13	18.45	28.84%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$95,357	1.09%	1.15%	0.80%	0.74%	33%

112,597	1.08%	1.12%	0.99%	0.95%	14%

153,806	1.08%	1.08%	0.97%	0.97%	23%

173,859	1.05%	1.05%	0.83%	0.83%	24%

237,063	1.05%	1.05%	0.32%	0.32%	31%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Mid Cap Relative Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.72% up to $100 million, 0.67% from $100 to $300 million, 0.62% from $300 to $500 million, and 0.60% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.09% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 1.08%. The limitation

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $67,209.

Park Avenue has entered into a Sub-Advisory Agreement with Allspring Global Investments, LLC (“Allspring”). Allspring is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $256,862 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $33,214,855 and $57,106,815, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2025, the Fund held three illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, or political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a

$10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Mid Cap Relative Value VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Mid Cap Relative Value VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s) included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meeting were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

14

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

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17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8176

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Mid Cap Traditional Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Traditional Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 99.5%

Aerospace & Defense – 0.7%

StandardAero, Inc.(1)	10,286	$295,002

		295,002
Biotechnology – 3.7%

Argenx SE, ADR(1)	608	511,298

Ascendis Pharma AS, ADR(1)	1,314	280,197

Bridgebio Pharma, Inc.(1)	2,495	190,843

Revolution Medicines, Inc.(1)	3,715	295,900

Vaxcyte, Inc.(1)	5,345	246,618

		1,524,856
Capital Markets – 3.9%

Cboe Global Markets, Inc.	1,119	280,869

Charles Schwab Corp.	2,813	281,047

LPL Financial Holdings, Inc.	2,919	1,042,579

		1,604,495
Chemicals – 1.4%

Corteva, Inc.	8,824	591,473

		591,473
Commercial Services & Supplies – 5.5%

Cimpress PLC(1)	5,170	344,270

Clean Harbors, Inc.(1)	2,482	581,980

RB Global, Inc.	5,675	583,787

Rentokil Initial PLC (United Kingdom)	27,544	164,516

Rentokil Initial PLC, ADR	11,631	342,649

Veralto Corp.	2,628	262,222

		2,279,424
Construction & Engineering – 2.1%

API Group Corp.(1)	23,073	882,773

		882,773
Consumer Staples Distribution & Retail – 0.6%

Dollar Tree, Inc.(1)	2,053	252,540

		252,540
Electric Utilities – 2.1%

Alliant Energy Corp.	13,399	871,069

		871,069
Electrical Equipment – 1.5%

Sensata Technologies Holding PLC	18,930	630,180

		630,180
Electronic Equipment, Instruments & Components – 7.5%

CDW Corp.	2,425	330,285

Flex Ltd.(1)	24,348	1,471,106

TE Connectivity PLC	1,434	326,249

Teledyne Technologies, Inc.(1)	1,827	933,104

		3,060,744
Entertainment – 2.3%

Liberty Media Corp.-Liberty Formula One, Class A(1)	1,266	113,155

Liberty Media Corp.-Liberty Formula One, Class C(1)	8,601	847,285

		960,440

December 31, 2025	Shares	Value
Financial Services – 2.0%

WEX, Inc.(1)	5,395	$803,747

		803,747
Ground Transportation – 4.5%

Canadian Pacific Kansas City Ltd.	6,546	481,982

JB Hunt Transport Services, Inc.	5,238	1,017,953

TFI International, Inc.	3,377	349,013

		1,848,948
Health Care Equipment & Supplies – 7.7%

Boston Scientific Corp.(1)	9,786	933,095

Cooper Cos., Inc.(1)	3,120	255,715

Globus Medical, Inc., Class A(1)	3,962	345,922

ICU Medical, Inc.(1)	2,388	340,696

Lantheus Holdings, Inc.(1)	2,039	135,696

Medline, Inc., Class A(1)	4,873	204,666

STERIS PLC	1,048	265,689

Teleflex, Inc.	5,409	660,114

		3,141,593
Hotels, Restaurants & Leisure – 3.9%

Aramark	17,862	658,394

DoorDash, Inc., Class A(1)	3,136	710,241

Entain PLC (United Kingdom)	20,995	216,191

		1,584,826
Insurance – 3.9%

Intact Financial Corp. (Canada)	4,358	907,225

W.R. Berkley Corp.	4,583	321,360

Willis Towers Watson PLC	1,094	359,488

		1,588,073
Interactive Media & Services – 0.2%

Ziff Davis, Inc.(1)	2,884	101,373

		101,373
Life Sciences Tools & Services – 4.8%

Illumina, Inc.(1)	2,265	297,078

Revvity, Inc.	10,204	987,237

Waters Corp.(1)	1,787	678,756

		1,963,071
Machinery – 1.6%

Ingersoll Rand, Inc.	8,361	662,358

		662,358
Multi-Utilities – 2.8%

Ameren Corp.	6,372	636,308

DTE Energy Co.	3,984	513,856

		1,150,164
Oil, Gas & Consumable Fuels – 0.4%

ONEOK, Inc.	2,106	154,791

		154,791
Passenger Airlines – 1.9%

Ryanair Holdings PLC, ADR	10,699	772,361

		772,361

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

December 31, 2025	Shares	Value
Professional Services – 7.6%

Broadridge Financial Solutions, Inc.	2,623	$585,375

Dayforce, Inc.(1)	10,443	722,238

SS&C Technologies Holdings, Inc.	14,776	1,291,718

TransUnion	3,770	323,277

UL Solutions, Inc., Class A	2,607	205,588

		3,128,196
Real Estate Management & Development – 2.2%

CoStar Group, Inc.(1)	9,625	647,185

FirstService Corp.	1,597	248,381

		895,566
Semiconductors & Semiconductor Equipment – 5.0%

KLA Corp.	438	532,205

NXP Semiconductors NV	3,501	759,927

ON Semiconductor Corp.(1)	13,838	749,328

		2,041,460
Software – 11.1%

AppLovin Corp., Class A(1)	2,481	1,671,748

Constellation Software, Inc. (Canada)	437	1,051,118

Descartes Systems Group, Inc.(1)	2,401	210,472

Dynatrace, Inc.(1)	4,692	203,351

PTC, Inc.(1)	4,530	789,171

Topicus.com, Inc. (Canada)(1)	1,883	174,437

Workday, Inc., Class A(1)	2,135	458,555

		4,558,852
Specialized REITs – 0.9%

Lamar Advertising Co., Class A	2,809	355,563

		355,563
Specialty Retail – 2.3%

Burlington Stores, Inc.(1)	1,073	309,936

CarMax, Inc.(1)	6,103	235,820

Wayfair, Inc., Class A(1)	3,781	379,650

		925,406

December 31, 2025	Shares	Value
Textiles, Apparel & Luxury Goods – 2.2%

Gildan Activewear, Inc.	14,724	$919,661

		919,661
Trading Companies & Distributors – 3.2%

Ferguson Enterprises, Inc.	5,862	1,305,057

		1,305,057

Total Common Stocks (Cost $27,693,906)		40,854,062

	Principal Amount	Value
Repurchase Agreements – 0.7%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $275,809, due 1/2/2026(2)	$275,792	275,792

Total Repurchase Agreements (Cost $275,792)		275,792

Total Investments – 100.2% (Cost $27,969,698)		41,129,854

Liabilities in excess of other assets – (0.2)%		(79,198)

Total Net Assets – 100.0%		$41,050,656

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	5/15/2027	$276,000	$281,330

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$40,473,355	$380,707	*	$—	$40,854,062
Repurchase Agreements	—	275,792		—	275,792
Total	$40,473,355	$656,499		$—	$41,129,854

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$41,129,854

Foreign currency, at value	3,694

Dividends/interest receivable	14,854

Reimbursement receivable from adviser	8,723

Prepaid expenses	1,779

Total Assets	41,158,904

Liabilities

Investment advisory fees payable	28,491

Payable for fund shares redeemed	24,431

Accrued custodian and accounting fees	13,983

Accrued administrative fees	10,966

Accrued audit fees	10,726

Distribution fees payable	8,903

Payable for investments purchased	2,959

Accrued trustees’ and officers’ fees	215

Accrued expenses and other liabilities	7,574

Total Liabilities	108,248

Total Net Assets	$41,050,656

Net Assets Consist of:

Paid-in capital	$(43,164,389)

Distributable earnings	84,215,045

Total Net Assets	$41,050,656

Investments, at Cost	$27,969,698

Foreign Currency, at Cost	$3,701

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	1,471,339

Net Asset Value Per Share	$27.90

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$371,859

Interest	4,653

Withholding taxes on foreign dividends	(10,841)

Total Investment Income	365,671

Expenses

Investment advisory fees	358,577

Distribution fees	112,055

Custodian and accounting fees	50,685

Professional fees	41,784

Administrative fees	26,873

Trustees’ and officers’ fees	15,763

Transfer agent fees	13,065

Shareholder reports	6

Other expenses	2,907

Total Expenses	621,715

Less: Fees waived	(136,083)

Total Expenses, Net	485,632

Net Investment Income/(Loss)	(119,961)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	7,412,117

Net realized gain/(loss) from foreign currency transactions	(93)

Net change in unrealized appreciation/(depreciation) on investments	(3,776,976)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	12

Net Gain on Investments and Foreign Currency Transactions	3,635,060

Net Increase in Net Assets Resulting From Operations	$3,515,099

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$(119,961)	$(133,260)

Net realized gain/(loss) from investments and foreign currency transactions	7,412,024	12,642,492

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(3,776,964)	(3,501,862)

Net Increase in Net Assets Resulting from Operations	3,515,099	9,007,370

Capital Share Transactions

Proceeds from sales of shares	3,078,780	496,474

Cost of shares redeemed	(16,344,443)	(36,673,307)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(13,265,663)	(36,176,833)

Net Decrease in Net Assets	(9,750,564)	(27,169,463)

Net Assets

Beginning of year	50,801,220	77,970,683

End of year	$41,050,656	$50,801,220

Other Information:

Shares

Sold	120,079	21,120

Redeemed	(617,819)	(1,504,920)

Net Decrease	(497,740)	(1,483,800)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$25.80	$(0.07)		$2.17	$2.10	$27.90	8.14%

Year Ended 12/31/24	22.58	(0.05)		3.27	3.22	25.80	14.26%

Year Ended 12/31/23	19.30	(0.02)	(4)	3.30	3.28	22.58	16.99%

Year Ended 12/31/22	23.32	(0.06)		(3.96)	(4.02)	19.30	(17.24)%

Year Ended 12/31/21	19.91	(0.05)		3.46	3.41	23.32	17.13%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Loss to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$41,051	1.08%	1.39%	(0.26)%		(0.57)%		21%

50,801	1.09%	1.33%	(0.21)%		(0.45)%		13%

77,971	1.09%	1.24%	(0.11)%	(4)	(0.26)%	(4)	19%

88,420	1.10%	1.21%	(0.29)%		(0.40)%		16%

123,102	1.10%	1.17%	(0.24)%		(0.31)%		10%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Loss per share would have been $(0.04), the Net Ratio of Net Investment Loss to Average Net Assets would have been (0.17)%, and the Gross Ratio of Net Investment Loss to Average Net Assets would have been (0.32)%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Mid Cap Traditional Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% up to $100 million, 0.75% from $100 to $300 million, and 0.73% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.08% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 1.09%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $136,083.

Park Avenue has entered into a Sub-Advisory Agreement with Janus Henderson Investors US LLC (“Janus”). Janus is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $112,055 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $9,548,362 and $22,570,157, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable

Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Mid Cap Traditional Growth VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Mid Cap Traditional Growth VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s) included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meeting were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

14

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

15

This Page Intentionally Left Blank

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8177

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Multi-Sector Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Multi-Sector Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 0.1%
Semiconductors & Semiconductor Equipment – 0.1%

Broadcom, Inc.	428	$148,131

		148,131

Total Common Stocks (Cost $167,189)		148,131
	Principal Amount	Value
Agency Mortgage-Backed Securities – 22.1%

Government National Mortgage Association 3.50%% due 1/1/2056(1)	$2,868,000	2,609,542
4.00% due 1/1/2056(1)	472,000	445,800
5.00% due 1/1/2056(1)	229,000	228,459

Uniform Mortgage-Backed Security 2.50% due 1/1/2056(1)	794,000	671,116
3.00% due 1/1/2056(1)	4,985,000	4,408,415
3.50% due 2/1/2056(1)	5,102,000	4,700,417
4.00% due 1/1/2056(1)	2,369,000	2,246,818
4.50% due 1/1/2056(1)	4,180,000	4,080,274
5.00% due 1/1/2056(1)	3,464,000	3,454,257
5.50% due 1/1/2056(1)	8,669,000	8,790,215
6.00% due 1/1/2056(1)	3,754,000	3,854,335
6.50% due 1/1/2056(1)	262,000	272,281

Total Agency Mortgage-Backed Securities (Cost $35,712,660)		35,761,929
Asset-Backed Securities – 20.3%

ACHV ABS Trust Series 2023-1PL, Class D 8.47% due 3/18/2030(2)	395,353	398,826

AGL CLO 14 Ltd. Series 2021-14A, Class DR 6.72% (3 mo. USD Term SOFR + 2.85%) due 12/2/2034(2)(3)	500,000	495,407

Ally Bank Auto Credit-Linked Notes Series 2025-A, Class E 6.066% due 6/15/2033(2)	228,338	229,546
Series 2025-B, Class E 6.164% due 9/15/2033(2)	762,522	764,536

Amur Equipment Finance Receivables XV LLC Series 2025-1A, Class D 5.68% due 8/20/2032(2)	346,000	352,315

Arini European CLO II DAC Series 2A, Class DR 5.124% (3 mo. EURIBOR + 3.15%) due 10/15/2038(2)(3)	500,000	586,566

Ballyrock CLO 21 Ltd. Series 2022-21A, Class BR 5.834% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(2)(3)	1,000,000	998,715

Bayview Opportunity Master Fund VII LLC Series 2025-EDU1, Class C 5.674% (30 day SOFR + 1.80%) due 7/27/2048(2)(3)	231,548	231,549

December 31, 2025	Principal Amount	Value
Asset-Backed Securities (continued)

Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A, Class CR 5.784% (3 mo. USD Term SOFR + 1.9%) due 10/20/2037(2)(3)	$1,000,000	$1,000,625

Capital Four CLO XI DAC Series 11A, Class D 5.224% (3 mo. EURIBOR + 3.1%) due 1/25/2039(2)(3)	500,000	587,600

Carlyle U.S. CLO Ltd. Series 2021-7A, Class D1R 6.905% (3 mo. USD Term SOFR + 3%) due 4/15/2040(2)(3)	500,000	500,747

Carvana Auto Receivables Trust Series 2021-N3, Class E 3.16% due 6/12/2028(2)	997,986	972,554

CIFC Funding Ltd. Series 2018-2A, Class CR 5.884% (3 mo. USD Term SOFR + 2%) due 10/20/2037(2)(3)	1,000,000	999,345

Coinstar Funding LLC Series 2017-1A, Class A2 5.216% due 4/25/2047(2)	915,000	1,045,845

Compass Datacenters Issuer II LLC Series 2025-1A, Class B1 5.756% due 5/25/2050(2)	557,000	562,247

Elmwood CLO 36 Ltd. Series 2024-12RA, Class CR 5.884% (3 mo. USD Term SOFR + 2%) due 10/20/2037(2)(3)	1,300,000	1,299,151

Empower CLO Ltd. Series 2022-1A, Class CR 5.834% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(2)(3)	1,000,000	998,715

Exeter Automobile Receivables Trust Series 2024-3A, Class E 7.84% due 10/15/2031(2)	230,000	241,180

Exeter Select Automobile Receivables Trust Series 2025-2, Class D 5.34% due 1/15/2032	180,000	181,291

FHF Issuer Trust Series 2025-1A, Class C 5.69% due 8/15/2031(2)	741,000	707,181
Series 2025-1A, Class D 5.95% due 6/15/2032(2)	467,000	443,122
Series 2025-2A, Class A2 5.75% due 5/15/2030(2)	616,000	616,698

Fora Financial Asset Securitization LLC Series 2024-1A, Class A 6.33% due 8/15/2029(2)	416,000	418,622

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2025	Principal Amount	Value
Asset-Backed Securities (continued)

Foundation Finance Trust Series 2023-2A, Class D 9.10% due 6/15/2049(2)	$648,578	$693,365

Hilton Grand Vacations Trust
Series 2025-1A, Class C 5.52% due 5/27/2042(2)	327,631	332,609
Series 2025-2A, Class C 5.12% due 5/25/2044(2)	414,904	418,470

Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class C 6.168% (30 day SOFR + 2.25%) due 3/21/2033(2)(3)	196,170	196,481
Series 2025-1, Class D 7.418% (30 day SOFR + 3.50%) due 3/21/2033(2)(3)	363,278	365,754
Series 2025-2, Class D 7.168% (30 day SOFR + 3.25%) due 9/20/2033(2)(3)	441,484	443,240

Jersey Mike’s Funding LLC Series 2025-1A, Class A2 5.61% due 8/16/2055(2)	418,950	426,452

Kennedy Lewis CLO 8 Ltd. Series 8A, Class CR2 5.984% (3 mo. USD Term SOFR + 2.1%) due 1/20/2038(2)(3)	1,000,000	999,354

Lmdv Issuer Co. LLC
Series 2025-1A, Class B 5.90% due 12/15/2055(2)	333,000	334,578
Series 2025-1A, Class C 7.88% due 12/15/2055(2)	237,000	236,976

Luxury Lease Partners Auto Lease Trust Series 2025-A, Class A 5.51% due 3/15/2032(2)	664,000	667,699

Marlette Funding Trust Series 2025-1A, Class D 6.02% due 7/16/2035(2)	420,000	423,892

MVW LLC Series 2025-1A, Class C 5.75% due 9/22/2042(2)	330,010	333,178

OHA Credit Funding 3 Ltd. Series 2019-3A, Class CR2 5.634% (3 mo. USD Term SOFR + 1.75%) due 1/20/2038(2)(3)	1,000,000	998,717

OnDeck Asset Securitization IV LLC
Series 2025-1A, Class B 5.52% due 4/19/2032(2)	500,000	502,950
Series 2025-1A, Class C 6.64% due 4/19/2032(2)	250,000	251,433
Series 2025-1A, Class D 8.77% due 4/19/2032(2)	200,000	201,093

December 31, 2025	Principal Amount	Value
Asset-Backed Securities (continued)

Palmer Square European CLO DAC Series 2021-2A, Class DR 5.136% (3 mo. EURIBOR + 3.15%) due 3/15/2038(2)(3)	$330,000	$387,816

Penta CLO 15 DAC Series 2023-15A, Class DR 5.042% (3 mo. EURIBOR + 3.05%) due 10/15/2038(2)(3)	250,000	293,800

PRET LLC Series 2025-NPL4, Class A1 6.368% due 4/25/2055(2)(3)(4)	608,586	611,556

QTS Issuer ABS I LLC Series 2025-1A, Class B 5.928% due 5/25/2055(2)	310,000	311,566

Reach ABS Trust Series 2025-2A, Class C 5.69% due 8/18/2032(2)	220,000	223,036

Santander Bank Auto Credit-Linked Notes Series 2025-A, Class E 6.274% due 1/16/2034(2)	250,000	250,535

SF Abs Issuer LLC Series 2025-1A, Class A2 5.377% due 11/25/2055(2)	735,000	719,002

Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class D 6.86% due 1/21/2042(2)	549,488	553,750
Series 2025-3A, Class B 4.64% due 8/22/2044(2)	1,676,988	1,683,230

SoFi Consumer Loan Program Trust Series 2025-3, Class D 5.35% due 8/15/2034(2)	846,000	849,572

Sotheby’s Artfi Master Trust Series 2024-1A, Class D 7.91% due 12/22/2031(2)	832,000	833,789

Tricolor Auto Securitization Trust
Series 2025-1A, Class C 5.72% due 10/15/2029(2)	906,000	200,453
Series 2025-1A, Class D 6.84% due 4/15/2031(2)	370,000	46,435

Truist Bank Auto Credit-Linked Notes Series 2025-1, Class C 6.807% due 9/26/2033(2)	592,856	593,805

Upstart Securitization Trust Series 2025-3, Class C 5.43% due 9/20/2035(2)	190,000	188,796

Vertical Bridge CC LLC
Series 2025-1A, Class B 5.602% due 8/16/2055(2)	525,000	525,704
Series 2025-1A, Class C 7.446% due 8/16/2055(2)	507,000	515,815

Western Funding Auto Loan Trust Series 2025-1, Class C 5.34% due 11/15/2035(2)	247,000	250,132

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2025	Principal Amount	Value
Asset-Backed Securities (continued)

Westlake Automobile Receivables Trust
Series 2025-2A, Class D 5.08% due 5/15/2031(2)	$642,000	$647,021
Series 2025-P1, Class D 5.59% due 7/15/2032(2)	346,000	352,035

Wingspire Equipment Finance LLC Series 2025-1A, Class D 5.45% due 9/20/2033(2)	432,000	434,757

Total Asset-Backed Securities (Cost $33,726,305)		32,931,229
Corporate Bonds & Notes – 33.6%
Airlines – 0.4%

Latam Airlines Group SA 7.625% due 1/7/2031(2)	545,000	572,213

		572,213
Auto Manufacturers – 0.6%

General Motors Financial Co., Inc. Series A 5.75% (5.75% fixed rate until 9/30/2027; 3 mo. USD Term SOFR + 3.60% thereafter) due 9/30/2027(3)	580,000	572,781

Stellantis Finance U.S., Inc. 6.45% due 3/18/2035(2)	387,000	402,290

		975,071
Building Materials – 0.5%

JH North America Holdings, Inc. 5.875% due 1/31/2031(2)	390,000	398,083

Wilsonart LLC 11.00% due 8/15/2032(2)	509,000	454,833

		852,916
Chemicals – 0.2%

Olympus Water U.S. Holding Corp. 7.25% due 2/15/2033(2)	229,000	230,132

Olympus Water U.S. Holding Corp., Reg S 5.375% due 10/1/2029	148,000	161,384

		391,516
Commercial Banks – 1.3%

BNP Paribas SA 9.25% (9.25% fixed rate until 11/17/2027; 5 yr. CMT rate + 4.97% thereafter) due 11/17/2027(2)(3)	200,000	213,336

Citigroup, Inc. 5.592% (5.592% fixed rate until 11/19/2029 ; 5 yr. CMT rate + 1.28% thereafter) due 11/19/2034(3)	315,000	323,072
Series X 3.875% (3.875% fixed rate until 2/18/2026; 5 yr. CMT rate + 3.42% thereafter) due 2/18/2026(3)	187,000	186,348

December 31, 2025	Principal Amount	Value
Commercial Banks (continued)

JPMorgan Chase & Co. Series KK 3.65% (3.65% fixed rate until 6/1/2026; 5 yr. CMT rate + 2.85% thereafter) due 6/1/2026(3)	$408,000	$405,701

M&T Bank Corp. Series I 3.50% (3.50% fixed rate until 9/1/2026; 5 yr. CMT rate + 2.68% thereafter) due 9/1/2026(3)	251,000	243,182

Toronto-Dominion Bank 6.35% (6.35% fixed rate until 10/31/2030; 5 yr. CMT rate + 2.72% thereafter) due 10/31/2085(3)	314,000	318,366

U.S. Bancorp Series N 3.70% (3.70% fixed rate until 1/15/2027; 5 yr. CMT rate + 2.54% thereafter) due 1/15/2027(3)	415,000	404,997

		2,095,002
Commercial Services – 1.5%

Garda World Security Corp. 6.50% due 1/15/2031(2)	231,000	236,379

House of HR Group BV, Reg S 9.00% due 11/3/2029	400,000	471,094

ION Platform Finance U.S., Inc. 7.875% due 9/30/2032(2)	641,000	608,218

Raven Acquisition Holdings LLC 6.875% due 11/15/2031(2)	360,000	370,923

Veritiv Operating Co. 10.50% due 11/30/2030(2)	663,000	712,866

		2,399,480
Computers – 0.4%

Booz Allen Hamilton, Inc. 5.95% due 4/15/2035	306,000	317,042

McAfee Corp. 7.375% due 2/15/2030(2)	437,000	381,098

		698,140
Diversified Financial Services – 2.4%

Aretec Group, Inc. 10.00% due 8/15/2030(2)	122,000	131,655

Atlas Warehouse Lending Co. LP 4.95% due 11/15/2030(2)	250,000	250,831
6.25% due 1/15/2030(2)	296,000	311,635

Burford Capital Global Finance LLC 6.875% due 4/15/2030(2)	400,000	390,061
7.50% due 7/15/2033(2)	200,000	190,852

Capital One Financial Corp. 6.183% (6.183% fixed rate until 1/30/2035; 1 day USD SOFR + 2.04% thereafter) due 1/30/2036(3)	298,000	311,077
7.964% (7.964% fixed rate until 11/2/2033; 1 day USD SOFR + 3.37% thereafter) due 11/2/2034(3)	82,000	96,678

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2025	Principal Amount	Value
Diversified Financial Services (continued)
Series M 3.95% (3.95% fixed rate until 9/1/2026; 5 yr. CMT rate + 3.16% thereafter) due 9/1/2026(3)	$411,000	$406,060

Freedom Mortgage Holdings LLC 6.875% due 5/1/2031(2)	270,000	270,162

Jane Street Group/JSG Finance, Inc. 6.75% due 5/1/2033(2)	767,000	800,592

Marex Group PLC 6.404% due 11/4/2029	75,000	77,778

Navient Corp. 5.50% due 3/15/2029	582,000	577,726

StoneX Group, Inc. 7.875% due 3/1/2031(2)	121,000	128,553

		3,943,660
Electric – 2.9%

Algonquin Power & Utilities Corp. 4.75% (4.75% fixed rate until 1/18/2027; 5 yr. CMT rate + 3.25% thereafter) due 1/18/2082(3)	287,000	283,030

Alpha Generation LLC 6.25% due 1/15/2034(2)	850,000	857,630

American Electric Power Co., Inc. 3.875% (3.875% fixed rate until 11/15/2026; 5 yr. CMT rate + 2.68% thereafter) due 2/15/2062(3)	391,000	384,437

CenterPoint Energy, Inc. 5.95% (5.95% fixed rate until 1/1/2032 ; 5 yr. CMT rate + 2.22% thereafter) due 4/1/2056(3)	468,000	471,569

CMS Energy Corp. 6.50% (6.50% fixed rate until 3/1/2035; 5 yr. CMT rate + 1.96% thereafter) due 6/1/2055(3)	492,000	505,909

NRG Energy, Inc. 5.75% due 1/15/2034(2)	388,000	391,946
6.00% due 1/15/2036(2)	82,000	83,086

Talen Energy Supply LLC 6.25% due 2/1/2034(2)	358,000	365,129
6.50% due 2/1/2036(2)	533,000	551,170

Vistra Operations Co. LLC 6.00% due 4/15/2034(2)	315,000	331,485

VoltaGrid LLC 7.375% due 11/1/2030(2)	501,000	496,364

		4,721,755
Entertainment – 3.5%

Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.75% due 1/15/2033(2)	433,000	429,897

Caesars Entertainment, Inc. 6.00% due 10/15/2032(2)	837,000	813,940

December 31, 2025	Principal Amount	Value
Entertainment (continued)

Cirsa Finance International SARL 4.875% due 10/15/2031(2)	$430,000	$518,758

Flutter Treasury DAC, Reg S 6.125% due 6/4/2031	210,000	285,048

Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25% due 4/15/2030(2)	704,000	733,851

Penn Entertainment, Inc. 4.125% due 7/1/2029(2)	570,000	527,907

Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25% due 10/15/2030(2)	406,000	414,416

Six Flags Entertainment Corp. 7.25% due 5/15/2031(2)	516,000	495,111

Starz Capital Holdings 1, Inc. 6.00% due 4/15/2030(2)	588,000	561,540

Voyager Parent LLC 9.25% due 7/1/2032(2)	595,000	631,367

Warnermedia Holdings, Inc. 4.054% due 3/15/2029	266,000	246,077

		5,657,912
Food – 0.3%

Pilgrim’s Pride Corp. 6.25% due 7/1/2033	381,000	407,293

		407,293
Healthcare-Services – 0.7%

Humana, Inc. 5.50% due 3/15/2053	391,000	355,762

LifePoint Health, Inc. 10.00% due 6/1/2032(2)	201,000	213,479

Surgery Center Holdings, Inc. 7.25% due 4/15/2032(2)	267,000	270,062

UnitedHealth Group, Inc. 5.30% due 6/15/2035	236,000	244,348

		1,083,651
Holding Companies-Diversified – 0.4%

Progroup AG, Reg S 5.375% due 4/15/2031	500,000	600,649

		600,649
Home Builders – 1.1%

K Hovnanian Enterprises, Inc. 8.00% due 4/1/2031(2)	399,000	407,206

LGI Homes, Inc. 4.00% due 7/15/2029(2)	202,000	184,087
7.00% due 11/15/2032(2)	636,000	607,935

New Home Co., Inc. 8.50% due 11/1/2030(2)	487,000	501,538
9.25% due 10/1/2029(2)	141,000	147,157

		1,847,923
Insurance – 0.2%

Asurion LLC and Asurion Co-Issuer, Inc. 8.00% due 12/31/2032(2)	339,000	351,750

		351,750

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2025	Principal Amount	Value
Internet – 0.2%

Rakuten Group, Inc. 5.125% (5.125% fixed rate until 4/22/2026; 5 yr. CMT rate + 4.58% thereafter) due 4/22/2026(2)(3)	$324,000	$322,327

		322,327
Investment Companies – 0.2%

Apollo Debt Solutions BDC 5.20% due 12/8/2028(2)	91,000	90,983

Cipher Mining, Inc. 0.00% due 10/1/2031(2)(5)	185,000	219,688

		310,671
Leisure Time – 1.1%

Carnival Corp. 5.75% due 8/1/2032(2)	553,000	567,533

NCL Corp. Ltd. 5.875% due 1/15/2031(2)	716,000	713,291

Royal Caribbean Cruises Ltd. 5.375% due 1/15/2036	410,000	411,717

		1,692,541
Lodging – 0.4%

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875% due 7/1/2031(2)	607,000	566,647

		566,647
Media – 1.6%

AMC Networks, Inc. 10.50% due 7/15/2032(2)	454,000	501,552

Gray Media, Inc. 7.25% due 8/15/2033(2)	408,000	416,906

Midcontinent Communications 8.00% due 8/15/2032(2)	552,000	565,041

Univision Communications, Inc. 8.50% due 7/31/2031(2)	319,000	333,237
9.375% due 8/1/2032(2)	292,000	313,845

VZ Secured Financing BV 7.50% due 1/15/2033(2)	416,000	421,420

		2,552,001
Mining – 0.5%

First Quantum Minerals Ltd. 7.25% due 2/15/2034(2)	494,000	519,344

Taseko Mines Ltd. 8.25% due 5/1/2030(2)	328,000	348,413

		867,757
Miscellaneous Manufacturing – 0.4%

Maxam Prill SARL 7.75% due 7/15/2030(2)	629,000	650,887

		650,887
Oil & Gas – 2.2%

Civitas Resources, Inc. 8.75% due 7/1/2031(2)	363,000	376,577
9.625% due 6/15/2033(2)	378,000	408,096

December 31, 2025	Principal Amount	Value
Oil & Gas (continued)

Granite Ridge Resources, Inc. 8.875% due 11/5/2029(2)	$839,000	$810,902

Long Ridge Energy LLC 8.75% due 2/15/2032(2)	194,000	206,501

Occidental Petroleum Corp. 5.55% due 10/1/2034	318,000	324,364

Sunoco LP 7.875% (7.875% fixed rate until 9/18/2030; 5 yr. CMT rate + 4.23% thereafter) due 9/18/2030(2)(3)	985,000	1,011,866

Viper Energy Partners LLC 5.70% due 8/1/2035	402,000	410,253

		3,548,559
Oil & Gas Services – 0.4%

USA Compression Partners LP/USA Compression Finance Corp. 6.25% due 10/1/2033(2)	571,000	577,846

		577,846
Packaging & Containers – 0.4%

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Reg S 3.00% due 9/1/2029	628,000	701,746

		701,746
Pharmaceuticals – 1.1%

CVS Health Corp. 6.75% (6.75% fixed rate until 9/10/2034; 5 yr. CMT rate + 2.52% thereafter) due 12/10/2054(3)	257,000	268,403
7.00% (7.00% fixed rate until 12/10/2029; 5 yr. CMT rate + 2.89% thereafter) due 3/10/2055(3)	236,000	247,575

HLF Financing SARL LLC/Herbalife International, Inc. 4.875% due 6/1/2029(2)	347,000	325,876
12.25% due 4/15/2029(2)	89,000	96,097

Teva Pharmaceutical Finance Co. LLC 6.15% due 2/1/2036	716,000	751,728

		1,689,679
Pipelines – 2.0%

Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% due 7/1/2034(2)	293,000	295,215

DT Midstream, Inc. 4.125% due 6/15/2029(2)	63,000	62,169
5.80% due 12/15/2034(2)	255,000	264,638

Hess Midstream Operations LP 4.25% due 2/15/2030(2)	747,000	730,630

Howard Midstream Energy Partners LLC 6.625% due 1/15/2034(2)	399,000	409,907

ITT Holdings LLC 6.50% due 8/1/2029(2)	743,000	713,021

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2025	Principal Amount	Value
Pipelines (continued)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.75% due 3/15/2034(2)	$827,000	$826,980

		3,302,560
Real Estate Investment Trusts – 1.1%

EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM 7.375% due 9/30/2030(2)	449,000	452,511

Millrose Properties, Inc. 6.25% due 9/15/2032(2)	280,000	282,515
6.375% due 8/1/2030(2)	355,000	363,245

Rithm Capital Corp. 8.00% due 4/1/2029(2)	233,000	239,221
8.00% due 7/15/2030(2)	395,000	403,952

		1,741,444
Retail – 0.6%

Carvana Co. 9.00% (9.00% Cash or 13.00% PIK) due 6/1/2030(2)(6)	398,000	417,158

Victra Holdings LLC/Victra Finance Corp. 8.75% due 9/15/2029(2)	518,000	546,494

		963,652
Semiconductors – 0.2%

Kioxia Holdings Corp. 6.625% due 7/24/2033(2)	373,000	387,874

		387,874
Software – 1.8%

Capstone Borrower, Inc. 8.00% due 6/15/2030(2)	191,000	196,725

Cloud Software Group, Inc. 6.625% due 8/15/2033(2)	332,000	329,031
9.00% due 9/30/2029(2)	333,000	346,823

CoreWeave, Inc. 9.00% due 2/1/2031(2)	429,000	393,187
9.25% due 6/1/2030(2)	172,000	159,921

Electronic Arts, Inc. 2.95% due 2/15/2051	451,000	416,006

ROBLOX Corp. 3.875% due 5/1/2030(2)	579,000	553,569

Rocket Software, Inc. 6.50% due 2/15/2029(2)	584,000	572,307

		2,967,569
Telecommunications – 2.4%

APLD ComputeCo LLC 9.25% due 12/15/2030(2)	705,000	691,535

Cipher Compute LLC 7.125% due 11/15/2030(2)	469,000	477,669

Flash Compute LLC 7.25% due 12/31/2030(2)	475,000	470,612

Level 3 Financing, Inc. 3.75% due 7/15/2029(2)	239,000	217,612

December 31, 2025	Principal Amount	Value
Telecommunications (continued)
6.875% due 6/30/2033(2)	$94,779	$96,985
7.00% due 3/31/2034(2)	60,362	62,207
8.50% due 1/15/2036(2)	431,000	441,337

Lumen Technologies, Inc. 4.125% due 4/15/2029(2)	201,000	198,990
10.00% due 10/15/2032(2)	184,000	184,920

Vmed O2 U.K. Financing I PLC 6.75% due 1/15/2033(2)	453,000	448,939

WULF Compute LLC 7.75% due 10/15/2030(2)	637,000	656,268

		3,947,074
Transportation – 0.6%

Rand Parent LLC 8.50% due 2/15/2030(2)	596,000	620,944

Watco Cos. LLC/Watco Finance Corp. 7.125% due 8/1/2032(2)	280,000	293,246

		914,190

Total Corporate Bonds & Notes (Cost $53,485,191)		54,303,955
Non-Agency Mortgage-Backed Securities – 27.2%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.901% due 8/10/2035(2)	1,100,000	1,061,500

ALA Trust Series 2025-OANA, Class D 6.842% due 6/15/2040(2)(3)(4)	221,000	221,963

BLP Commercial Mortgage Trust Series 2025-IND2, Class E 7.50% due 12/15/2042(2)(3)(4)	991,000	992,238

BX Commercial Mortgage Trust
Series 2024-AIR2, Class D 6.542% due 10/15/2041(2)(3)(4)	502,610	503,860
Series 2024-AIRC, Class A 5.441% due 8/15/2041(2)(3)(4)	243,411	243,865
Series 2024-BIO2, Class D 7.713% due 8/13/2041(2)(3)(4)	780,000	759,425
Series 2024-GPA3, Class C 5.642% due 12/15/2039(2)(3)(4)	1,317,966	1,321,231

BX Trust
Series 2024-CNYN, Class D 6.44% due 4/15/2041(2)(3)(4)	1,226,059	1,232,126
Series 2024-VLT4, Class E 6.64% due 6/15/2041(2)(3)(4)	488,000	486,788
Series 2025-ARIA, Class C 5.517% due 12/13/2042(2)(3)(4)	650,000	654,415
Series 2025-VLT7, Class E 7.50% due 7/15/2044(2)(3)(4)	955,000	952,619

BXHPP Trust
Series 2021-FILM, Class A 4.515% due 8/15/2036(2)(3)(4)	290,000	279,935
Series 2021-FILM, Class B 4.765% due 8/15/2036(2)(3)(4)	480,000	453,319

BXP Trust Series 2017-GM, Class D 3.425% due 6/13/2039(2)(3)(4)	580,000	561,994

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2025	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

Citigroup Commercial Mortgage Trust Series 2016-C3, Class AS 3.366% due 11/15/2049(3)(4)	$1,000,000	$980,434

Connecticut Avenue Securities Trust
Series 2022-R01, Class 1B2 9.874% due 12/25/2041(2)(3)(4)	821,508	851,288
Series 2024-R04, Class 1B1 6.074% due 5/25/2044(2)(3)(4)	690,000	695,950
Series 2024-R05, Class 2B1 5.874% due 7/25/2044(2)(3)(4)	1,800,000	1,804,430
Series 2025-R01, Class 1B1 5.574% due 1/25/2045(2)(3)(4)	1,827,000	1,816,820
Series 2025-R02, Class 1B1 5.824% due 2/25/2045(2)(3)(4)	1,920,000	1,927,877

EFMT Series 2025-RTL1, Class A2 5.565% due 11/25/2040(2)(3)(4)	215,000	215,465

Extended Stay America Trust
Series 2025-ESH, Class D 6.35% due 10/15/2042(2)(3)(4)	398,000	400,486
Series 2025-ESH, Class E 7.10% due 10/15/2042(2)(3)(4)	253,000	254,580
Series 2025-ESH, Class F 7.85% due 10/15/2042(2)(3)(4)	133,000	134,163

Freddie Mac STACR REMIC Trust
Series 2021-DNA6, Class B2 11.374% due 10/25/2041(2)(3)(4)	845,000	882,115
Series 2021-DNA7, Class B2 11.674% due 11/25/2041(2)(3)(4)	1,100,000	1,156,044
Series 2021-HQA4, Class B2 10.874% due 12/25/2041(2)(3)(4)	1,423,000	1,490,922
Series 2022-DNA2, Class B2 12.374% due 2/25/2042(2)(3)(4)	384,527	412,048
Series 2025-HQA1, Class M2 5.524% due 2/25/2045(2)(3)(4)	1,818,000	1,820,212

FS Commercial Mortgage Trust Series 2023-4SZN, Class D 9.08% due 11/10/2039(2)(3)(4)	1,727,000	1,766,535

Great Wolf Trust Series 2024-WOLF, Class G 9.186% due 3/15/2039(2)(3)(4)	133,000	133,495

GS Mortgage Securities Corp. Trust Series 2025-800D, Class A 6.385% due 11/25/2041(2)(3)(4)	760,000	761,016

GWT Trust Series 2024-WLF2, Class D 6.69% due 5/15/2041(2)(3)(4)	1,120,000	1,125,546

Homeward Opportunities Fund Trust Series 2025-RRTL1, Class A1 5.476% due 3/25/2040(2)(3)(4)	1,550,000	1,557,186

Jackson Park Trust
Series 2019-LIC, Class A 2.766% due 10/14/2039(2)	1,000,000	928,004
Series 2019-LIC, Class B 2.914% due 10/14/2039(2)	640,000	587,836

December 31, 2025	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

JPMorgan Chase Bank NA
Series 2020-CL1, Class M1 6.096% due 10/25/2057(2)(3)(4)	$1,180,753	$1,217,947
Series 2020-CL1, Class M2 6.346% due 10/25/2057(2)(3)(4)	896,072	931,254

MHC Commercial Mortgage Trust Series 2021-MHC, Class F 6.465% due 4/15/2038(2)(3)(4)	520,000	520,647

MKT Mortgage Trust Series 2020-525M, Class A 2.694% due 2/12/2040(2)	549,000	497,047

MTN Commercial Mortgage Trust Series 2022-LPFL, Class F 9.045% due 3/15/2039(2)(3)(4)	807,000	808,708

NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A 6.545% due 3/25/2032(2)(3)(4)	1,411,834	1,425,989

NYC Commercial Mortgage Trust Series 2021-909, Class C 3.206% due 4/10/2043(2)(3)(4)	385,000	312,602

PRM7 Trust Series 2025-PRM7, Class E 6.618% due 11/10/2042(2)(3)(4)	321,000	317,117

PRPM LLC Series 2025-2, Class A1 6.469% due 5/25/2030(2)(3)(4)	800,103	801,596

Saluda Grade Alternative Mortgage Trust Series 2023-RTL3, Class A1 8.00% due 4/25/2029(2)(3)(4)	502,241	500,322

SCG Commercial Mortgage Trust Series 2025-FLWR, Class E 6.50% due 8/15/2042(2)(3)(4)	200,000	200,496

SCG Trust Series 2025-SNIP, Class E 7.15% due 9/15/2042(2)(3)(4)	335,000	336,366

SMRT Series 2022-MINI, Class E 6.451% due 1/15/2039(2)(3)(4)	900,000	895,511

SWCH Commercial Mortgage Trust Series 2025-DATA, Class F 7.989% due 2/15/2042(2)(3)(4)	640,000	632,906

Taurus U.K. DAC
Series 2025-UK3A, Class C 5.973% due 7/20/2035(2)(3)(4)	140,000	189,072
Series 2025-UK3A, Class D 6.773% due 7/20/2035(2)(3)(4)	200,000	269,162

Vontive Mortgage Trust Series 2025-RTL1, Class A1 6.507% due 3/25/2030(2)(3)(4)	897,000	911,328

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2025	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust
Series 2025-1918, Class A 5.576% due 9/15/2040(2)(3)(4)	$663,000	$668,663
Series 2025-VTT, Class D 6.176% due 3/15/2038(2)(3)(4)	735,000	735,245
Series 2025-VTT, Class E 6.907% due 3/15/2038(2)(3)(4)	459,000	456,745

Total Non-Agency Mortgage-Backed Securities (Cost $44,205,963)		44,056,453
Senior Secured Loans – 11.9%
Building Materials – 0.6%

CP Atlas Buyer, Inc. 2025 Term Loan 8.966% (1 mo. USD Term SOFR + 5.25%) due 7/8/2030(3)	395,010	381,185

EMRLD Borrower LP
Term Loan B 6.072% (3 mo. USD Term SOFR + 2.25%) due 5/31/2030(3)	278,944	279,487
2024 Term Loan B 6.122% (6 mo. USD Term SOFR + 2.25%) due 8/4/2031(3)	383,167	383,730

		1,044,402
Chemicals – 0.1%

Olympus Water U.S. Holding Corp. 2025 USD Term Loan B 6.922% (3 mo. USD Term SOFR + 3.25%) due 11/3/2032(3)	205,000	203,592

		203,592
Commercial Banks – 0.4%

Chrysaor Bidco SARL 2025 EUR Term Loan B 0.00% due 10/30/2031(3)(7)	500,000	592,606

		592,606
Commercial Services – 0.7%

Atlas Luxco 4 SARL EUR Term Loan B 5.676% (1 mo. EURIBOR + 3.75%) due 8/20/2032(3)	1,250	1,477

Inspired FinCo Holdings Ltd. 2025 EUR Term Loan B6 5.143% (1 mo. EURIBOR + 3.25%) due 2/28/2031(3)	500,000	590,644

Lernen Bidco Ltd. 2025 USD Term Loan B3B 7.41% (3 mo. USD Term SOFR + 3.50%) due 10/27/2031(3)	400,988	401,489

December 31, 2025	Principal Amount	Value
Commercial Services (continued)

Parexel International Corp. 2025 Repriced Term Loan B 6.466% (1 mo. USD Term SOFR + 2.75%) due 12/12/2031(3)	$161,000	$161,436

		1,155,046
Computers – 0.7%

Ping Identity Corp. 2025 Term Loan 6.625% (3 mo. USD Term SOFR + 2.75%) due 11/15/2032(3)	259,000	259,324

X Corp.
Term Loan 10.448% (3 mo. USD Term SOFR + 6.50%) due 10/26/2029(3)	510,481	501,001
2025 Fixed Term Loan 9.50% due 10/26/2029	459,000	457,031

		1,217,356
Distribution/Wholesale – 0.4%

Gloves Buyer, Inc. 2025 Term Loan 7.716% (1 mo. USD Term SOFR + 4.00%) due 5/21/2032(3)	650,000	645,820

		645,820
Diversified Financial Services – 0.2%

Advisor Group, Inc. 2025 Term Loan 6.595% (6 mo. USD Term SOFR + 3.00%) due 7/30/2032(3)	147,000	147,523

Aretec Group, Inc. 2025 Repriced Term Loan 6.716% (1 mo. USD Term SOFR + 3.00%) due 8/9/2030(3)	118,000	118,370

		265,893
Electric – 0.3%

Long Ridge Energy LLC Term Loan B 8.172% (3 mo. USD Term SOFR + 4.50%) due 2/19/2032(3)	530,302	524,559

		524,559
Entertainment – 0.6%

Flutter Financing BV 2025 Term Loan B 5.672% (3 mo. USD Term SOFR + 2.00%) due 6/4/2032(3)	200,692	200,692

OVG Business Services LLC 2024 Term Loan B 6.716% (1 mo. USD Term SOFR + 3.00%) due 6/25/2031(3)	485,770	485,770

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2025	Principal Amount	Value
Entertainment (continued)

River Rock Entertainment Authority Term Loan 12.73% (3 mo. USD Term SOFR + 9.00%) due 6/25/2031(3)	$260,000	$252,200

		938,662
Food – 0.4%

Froneri Lux Finco SARL 2025 EUR Term Loan 4.873% (3 mo. EURIBOR + 2.75%) due 9/30/2032(3)	500,000	588,752

		588,752
Food Service – 0.4%

Gategroup Finance Luxembourg SA EUR Repriced Term Loan 0.00% due 6/10/2032(3)(7)	500,000	590,979

		590,979
Forest Products & Paper – 0.2%

Spa Holdings 3 OYJ 2025 USD Term Loan B 8.184% (3 mo. USD Term SOFR + 4.25%) due 5/23/2030(3)	360,253	362,054

		362,054
Healthcare-Services – 0.6%

Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B 8.09% (3 mo. USD Term SOFR + 4.25%) due 3/30/2029(3)	376,103	362,156

Star Parent, Inc. Term Loan B 7.672% (3 mo. USD Term SOFR + 4.00%) due 9/27/2030(3)	643,451	643,953

		1,006,109
Household Products & Wares – 0.2%

Lavender Dutch BorrowerCo BV USD Term Loan 0.00% due 12/30/2032(3)(7)	287,490	289,525

		289,525
Insurance – 1.2%

Asurion LLC 2025 Term Loan B13 7.966% (1 mo. USD Term SOFR + 4.25%) due 9/19/2030(3)	441,531	441,187

Jones Deslauriers Insurance Management, Inc. 2025 Repriced Term Loan B 0.00% due 12/10/2032(3)(7)	401,000	401,000

SIACI St. Honore SAS 2025 EUR Unitranche Term Loan 5.427% (3 mo. EURIBOR + 3.50%) due 7/26/2032(3)	590,000	700,239

December 31, 2025	Principal Amount	Value
Insurance (continued)
2025 EUR Delayed Draw Term Loan 0.00% due 7/26/2032(3)(7)	$113,462	$134,662

USI, Inc. 2024 Term Loan C 5.922% (3 mo. USD Term SOFR + 2.25%) due 9/29/2030(3)	245,499	245,840

		1,922,928
Internet – 0.8%

Hunter Holdco 3 Ltd. USD Term Loan B 8.022% (3 mo. USD Term SOFR + 4.25%) due 8/19/2028(3)	660,000	641,850

Proofpoint, Inc. 2024 Term Loan 6.672% (1 mo. USD Term SOFR + 3.00%) due 8/31/2028(3)	570,655	573,069
2025 Repriced Term Loan 6.672% (3 mo. USD Term SOFR + 3.00%) due 8/31/2028(3)	22,000	22,093

		1,237,012
Machinery-Diversified – 0.1%

Titan Acquisition Ltd. 2025 Add on Delayed Draw Term Loan 1.00% due 2/15/2029(3)(8)	154,000	154,984

		154,984
Media – 0.5%

DirecTV Financing LLC 2024 Term Loan 9.352% (3 mo. USD Term SOFR + 5.25%) due 8/2/2029(3)	585,714	587,009

Versant Media Group, Inc. Term Loan B 0.00% due 10/23/2030(3)(7)	262,000	261,837

		848,846
Pharmaceuticals – 0.4%

Althea Acquisition SARL 2025 EUR 1st Lien Term Loan B 0.00% due 10/7/2032(3)(7)	500,000	590,174

		590,174
Retail – 0.6%

Boots Group Bidco Ltd. USD Term Loan 7.206% (3 mo. USD Term SOFR + 3.50%) due 8/30/2032(3)	161,000	161,738

LSF9 Atlantis Holdings LLC 2025 Term Loan B 7.422% (3 mo. USD Term SOFR + 3.75%) due 3/29/2029(3)	134,063	134,104

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2025	Principal Amount	Value
Retail (continued)

Park River Holdings, Inc. 2025 Term Loan 8.485% (3 mo. USD Term SOFR + 4.50%) due 3/15/2031(3)	$127,000	$127,608

Peer Holding III BV 2025 EUR Add on Term Loan B9 4.766% (3 mo. EURIBOR + 2.75%) due 9/29/2032(3)	500,000	590,244

		1,013,694
Software – 2.1%

Darktrace PLC 1st Lien Term Loan 7.185% (3 mo. USD Term SOFR + 3.25%) due 10/9/2031(3)	420,142	421,419

Dayforce, Inc. 2025 Term Loan 0.00% due 8/20/2032(3)(7)	639,000	636,719

Mermaid Bidco, Inc. 2024 USD Term Loan B 7.151% (3 mo. USD Term SOFR + 3.25%) due 7/3/2031(3)	423,794	424,854

Modena Buyer LLC Term Loan 8.09% (3 mo. USD Term SOFR + 4.25%) due 7/1/2031(3)	645,113	641,081

Project Alpha Intermediate Holding, Inc. 2025 2nd Lien Incremental Term Loan 0.00% due 5/9/2033(3)(7)	250,000	239,220
2024 1st Lien Term Loan B 0.00% due 10/26/2030(3)(7)	322,866	322,153

Zuora, Inc. Term Loan B 7.216% (1 mo. USD Term SOFR + 3.50%) due 2/14/2032(3)	638,400	635,846

		3,321,292
Telecommunications – 0.3%

Windstream Services LLC 2025 Term Loan B 7.716% (1 mo. USD Term SOFR + 4.00%) due 10/6/2032(3)	506,000	507,265

		507,265
Transportation – 0.1%

Van Pool Transportation LLC 2025 Term Loan 6.922% (3 mo. USD Term SOFR + 3.25%) due 8/6/2030(3)	158,673	159,368

December 31, 2025	Principal Amount	Value
Transportation (continued)
2025 Delayed Draw Term Loan 6.922% (3 mo. USD Term SOFR + 3.25%) due 8/6/2030(3)(8)	$21,736	$21,831

		181,199

Total Senior Secured Loans (Cost $19,005,640)		19,202,749

	Shares	Value
Exchange-Traded Funds – 4.0%

Janus Henderson Emerging Markets Debt Hard Currency ETF	121,292	6,510,348

Total Exchange-Traded Funds (Cost $6,175,154)		6,510,348

	Principal Amount	Value
Repurchase Agreements – 3.1%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $4,979,707, due 1/2/2026(9)	$4,979,414	4,979,414

Total Repurchase Agreements (Cost $4,979,414)		4,979,414

Total Investments – 122.3% (Cost $197,457,516)		197,894,208

Liabilities in excess of other assets – (22.3)%		(36,069,276)

Total Net Assets – 100.0%		$161,824,932

(1)	TBA — To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2025, the aggregate market value of these securities amounted to $117,940,712, representing 72.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at December 31, 2025.
(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	Zero coupon bond.
(6)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)	This security, or a portion of this security, has unfunded loan commitments.

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

(9)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	5/15/2027	$4,983,000	$5,079,071

Open forward foreign currency contracts at December 31, 2025:

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Depreciation
BNP Paribas Securities Services	3/4/2026	113,647	EUR	134,085	USD	$(161)
BNP Paribas Securities Services	3/4/2026	3,795	EUR	4,483	USD	(12)
BNP Paribas Securities Services	3/4/2026	132,654	USD	112,803	EUR	(274)
BNP Paribas Securities Services	3/4/2026	582,735	USD	498,750	EUR	(5,000)
BNP Paribas Securities Services	3/4/2026	584,874	USD	500,000	EUR	(4,334)
BNP Paribas Securities Services	3/4/2026	7,302,089	USD	6,226,997	EUR	(35,896)
BNP Paribas Securities Services	3/4/2026	712,968	USD	534,391	GBP	(7,271)
Total						$(52,948)

Open futures contracts at December 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2026	73	Long	$15,251,388	$15,241,602	$(9,786)
U.S. 5-Year Treasury Note	March 2026	197	Long	21,896,356	21,533,024	(363,332)
U.S. 10-Year Treasury Note	March 2026	15	Long	1,699,732	1,686,563	(13,169)
U.S. Long Bond	March 2026	5	Long	586,905	577,969	(8,936)
Total				$39,434,381	$39,039,158	$(395,223)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra 10-Year Treasury Note	March 2026	64	Short	$(7,411,410)	$(7,361,000)	$50,410
U.S. Ultra Bond	March 2026	26	Short	(3,116,280)	(3,068,000)	48,280
Total				$(10,527,690)	$(10,429,000)	$98,690

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

GBP — Great British Pound

PIK — Payment–In–Kind

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$148,131	$—	$—	$148,131
Agency Mortgage-Backed Securities	—	35,761,929	—	35,761,929
Asset-Backed Securities	—	32,931,229	—	32,931,229
Corporate Bonds & Notes	—	54,303,955	—	54,303,955
Non-Agency Mortgage-Backed Securities	—	44,056,453	—	44,056,453
Senior Secured Loans	—	19,202,749	—	19,202,749
Exchange-Traded Funds	6,510,348	—	—	6,510,348
Repurchase Agreements	—	4,979,414	—	4,979,414
Total	$6,658,479	$191,235,729	$—	$197,894,208
Other Financial Instruments
Forward Forward Currency Contracts
Liabilities	$—	$(52,948)	$—	$(52,948)
Futures Contracts
Assets	98,690	—	—	98,690
Liabilities	(395,223)	—	—	(395,223)
Total	$(296,533)	$(52,948)	$—	$(349,481)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$197,894,208

Cash	108,682

Receivable for investments sold	9,433,373

Interest receivable	1,390,491

Receivable for variation margin on futures contracts	252,729

Cash deposits with brokers for futures contracts	156,658

Prepaid expenses	20,421

Total Assets	209,256,562

Liabilities

Due to custodian foreign currency	3,771

Payable for investments purchased	47,085,143

Payable for fund shares redeemed	96,119

Investment advisory fees payable	72,549

Unrealized depreciation on open forward foreign currency contracts	52,948

Accrued custodian and accounting fees	38,147

Distribution fees payable	34,552

Accrued audit fees	13,108

Accrued trustees’ and officers’ fees	836

Accrued expenses and other liabilities	34,457

Total Liabilities	47,431,630

Total Net Assets	$161,824,932

Net Assets Consist of:

Paid-in capital	$162,279,229

Distributable loss	(454,297)

Total Net Assets	$161,824,932

Investments, at Cost	$197,457,516

Foreign currency, proceeds	$3,761

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	15,581,422

Net Asset Value Per Share	$10.39

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Interest	$10,346,295

Dividends	372,755

Withholding taxes on foreign dividends	(73)

Total Investment Income	10,718,977

Expenses

Investment advisory fees	889,169

Distribution fees	427,485

Custodian and accounting fees	111,601

Professional fees	80,916

Trustees’ and officers’ fees	59,425

Administrative fees	51,468

Transfer agent fees	14,268

Shareholder reports	1,994

Other expenses	10,610

Total Expenses	1,646,936

Less: Fees waived	(11,256)

Total Expenses, Net	1,635,680

Net Investment Income/(Loss)	9,083,297

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	942,789

Net realized gain/(loss) from futures contracts	(347,536)

Net realized gain/(loss) from forward foreign currency contracts	(29,738)

Net realized gain/(loss) from foreign currency transactions	(77,422)

Net change in unrealized appreciation/(depreciation) on investments	3,071,286

Net change in unrealized appreciation/(depreciation) on futures contracts	1,138,869

Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	(52,948)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(1,771)

Net Gain on Investments, Derivative Contracts and Foreign Currency Transactions	4,643,529

Net Increase in Net Assets Resulting From Operations	$13,726,826

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$9,083,297	$9,330,172

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	488,093	2,088,461

Net change in unrealized appreciation/(depreciation) on investments, derivative contracts and translation of assets and liabilities in foreign currencies	4,155,436	(8,232,762)

Net Increase in Net Assets Resulting from Operations	13,726,826	3,185,871

Capital Share Transactions

Proceeds from sales of shares	12,318,769	25,594,627

Cost of shares redeemed	(47,530,612)	(64,269,080)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(35,211,843)	(38,674,453)

Net Decrease in Net Assets	(21,485,017)	(35,488,582)

Net Assets

Beginning of year	183,309,949	218,798,531

End of year	$161,824,932	$183,309,949

Other Information:

Shares

Sold	1,230,266	2,711,481

Redeemed	(4,780,753)	(6,749,508)

Net Decrease	(3,550,487)	(4,038,027)

14	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

15

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$9.58	$0.53	$0.28	$0.81	$10.39	8.46%

Year Ended 12/31/24	9.44	0.44	(0.30)	0.14	9.58	1.48%

Year Ended 12/31/23	9.00	0.35	0.09	0.44	9.44	4.89%

Year Ended 12/31/22	10.74	0.26	(2.00)	(1.74)	9.00	(16.20)%

Year Ended 12/31/21	10.74	0.21	(0.21)	0.00	10.74	0.00%

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$161,825	0.96%	0.96%	5.31%	5.31%	204%

183,310	0.94%	0.94%	4.61%	4.61%	186%

218,799	0.91%	0.91%	3.88%	3.88%	343%

232,593	0.88%	0.88%	2.68%	2.68%	182%

315,505	0.87%	0.87%	1.99%	1.99%	172%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Multi-Sector Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high current income with a secondary objective of capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

c. Forward Foreign Currency Contracts The Fund may enter into forward foreign currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. These contracts may be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Forward contracts to purchase or sell a foreign currency may also be used by the Fund in anticipation of future purchases (or in settlement of such purchases) or sales of securities denominated in foreign currency, or to exchange one currency for another. Upon entering into a forward foreign currency contract, the Fund may be required to post margin equal to its outstanding exposure thereunder. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the forward foreign currency contract is settled.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. During the year ended December 31, 2025, the Fund entered into credit default swaps for risk exposure management and to enhance potential return. There were no credit default swaps held as of December 31, 2025.

f. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of December 31, 2025.

g. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss)

from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/ (depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

h. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

i. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

j. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

k. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.52% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.96% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.97%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $11,256.

Park Avenue has entered into a Sub-Advisory Agreement with Janus Henderson Investors US LLC (“Janus”), effective March 3, 2025. Prior to this date, the Fund did not have a sub-adviser. Janus is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $427,485 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (“TBA”) securities) for the year ended December 31, 2025, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$293,904,589	$52,220,116
Sales	284,060,642	77,997,407

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

22

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

TBA securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

e. Mortgage Dollar Rolls The Fund may engage from time to time in mortgage dollar roll transactions, which involve a sale by the Fund of a mortgage-backed security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. These transactions are typically used for short term financing. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for the Fund. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll transaction, while substantially similar, may be inferior to the securities initially sold by the Fund to the counterparty. The transactions involve the risk that the market price of mortgage-backed securities in a mortgage dollar roll transaction decline below the agreed-upon future repurchase price. Conversely, the market value of the securities subject to a Fund’s forward sale commitment may increase above the exercise price of the forward commitment. Dollar rolls (and when-issued, delayed delivery and to-be-announced transactions) are speculative techniques that may result in leverage and increased volatility. These transactions may also increase risk associated with volatility and losses and are subject to counterparty risk. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2025, the Fund did not

23

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

hold any restricted, other than 144A restricted securities or illiquid securities.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the year ended December 31, 2025 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Although forward foreign currency contracts are intended,when used for hedging purposes, to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain which might result should the value of such currencies increase.In addition, these contracts are subject to the risk that the counterparty may not be able to meet the terms of the contracts as well as the risk of unanticipated movements in the value of foreign currencies relative to theU.S. dollar. Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund used forward foreign currency contracts for the year ended December 31, 2025.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure,

24

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

(iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of December 31, 2025, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Foreign Currency Contracts

Asset Derivatives
Futures Contracts[1]	$98,690	$—

Liability Derivatives
Forward Foreign Currency Contracts[2]	$—	$(52,948)
Futures Contracts[1]	(395,223)	—
[1]	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[2]	Statement of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.

Transactions in derivative investments for the year ended December 31, 2025 were as follows:

	Interest Rate Contracts	Foreign Currency Contracts

Net Realized Gain/(Loss)
Forward Foreign Currency Contracts[1]	$—	$(29,738)
Futures Contracts[2]	(347,536)	—

Net Change in Unrealized Appreciation/(Depreciation)
Forward Foreign Currency Contracts[3]	$—	$(52,948)
Futures Contracts[4]	1,138,869	—

Average Number of Notional Amounts
Forward Foreign Currency Contracts	$—	$4,665,689
Futures Contracts[5]	511	—

[1]	Statement of Operations location: Net realized gain/(loss) from forward foreign currency contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[5]	Amount represents number of contracts.

k. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

l. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more

25

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Multi-Sector Bond VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Multi-Sector Bond VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

27

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

28

This Page Intentionally Left Blank

29

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10525

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Short Duration Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Short Duration Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

December 31, 2025	Principal Amount	Value
Agency Mortgage-Backed Securities – 23.1%

Federal Home Loan Mortgage Corp. 3.00% due 5/1/2033	$5,749,967	$5,646,952

Federal National Mortgage Association 3.00% due 4/1/2033	3,870,968	3,828,643
3.00% due 9/1/2034	5,968,802	5,809,794
3.00% due 5/1/2037	5,577,631	5,449,021

Freddie Mac Multifamily Structured Pass-Through Certificates Series K-065, Class A2 3.243% due 4/25/2027	2,900,000	2,878,589
Series K-068, Class A2 3.244% due 8/25/2027	7,000,000	6,938,531

Total Agency Mortgage-Backed Securities (Cost $30,336,741)		30,551,530
Asset-Backed Securities – 25.9%

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937% due 8/15/2046(1)	900,000	883,878

Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class A 1.66% due 2/20/2028(1)	1,100,000	1,075,072

CARDS II Trust Series 2025-1A, Class A 4.63% due 3/15/2031(1)	3,000,000	3,032,749

Citizens Auto Receivables Trust Series 2024-1, Class A3 5.11% due 4/17/2028(1)	670,788	674,472

CNH Equipment Trust Series 2024-A, Class A3 4.77% due 6/15/2029	831,478	838,547

CyrusOne Data Centers Issuer I LLC Series 2024-2A, Class A2 4.50% due 5/20/2049(1)	450,000	439,168

DLLMT LLC Series 2024-1A, Class A3 4.84% due 8/21/2028(1)	1,000,000	1,009,159

GMF Floorplan Owner Revolving Trust Series 2025-1A, Class C 4.88% due 3/15/2029(1)	2,900,000	2,919,728

Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91% due 9/25/2029(1)	2,900,000	2,933,498

HPEFS Equipment Trust Series 2023-1A, Class C 5.91% due 4/20/2028(1)	126,279	126,390

Kubota Credit Owner Trust Series 2025-1A, Class A3 4.67% due 6/15/2029(1)	405,000	411,216
Series 2025-1A, Class A4 4.87% due 7/15/2030(1)	405,000	413,985

December 31, 2025	Principal Amount	Value
Asset-Backed Securities (continued)

NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.12% due 3/15/2029(1)	$1,000,000	$1,013,673
Series 2025-1A, Class B 4.89% due 2/15/2030(1)	3,000,000	3,008,755

Octagon Investment Partners 36 Ltd. Series 2018-1A, Class B 5.556% (3 mo. USD Term SOFR + 1.65%) due 4/15/2031(1)(2)	1,209,375	1,209,841

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(1)	379,680	381,646

Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA, Class C 4.71% due 1/22/2030(1)	610,000	612,761
Series 2025-CA, Class C 4.44% due 8/20/2030(1)	2,650,000	2,653,366

Tesla Lease Electric Vehicle Securitization LLC Series 2025-A, Class C 5.09% due 6/20/2029(1)	2,650,000	2,666,065

Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A 1.07% due 2/27/2034(1)	1,735,000	1,727,407

Verizon Master Trust Series 2025-3, Class C 4.90% due 3/20/2030	2,900,000	2,920,642

Westlake Automobile Receivables Trust Series 2023-4A, Class A3 6.24% due 7/15/2027(1)	297,792	298,217

Wheels Fleet Lease Funding 1 LLC Series 2024-3A, Class A1 4.80% due 9/19/2039(1)	209,537	211,747
Series 2024-3A, Class B 5.07% due 9/19/2039(1)	195,000	198,689
Series 2025-1A, Class C 5.08% due 1/18/2040(1)	2,500,000	2,532,816

Total Asset-Backed Securities (Cost $33,928,245)		34,193,487
Corporate Bonds & Notes – 33.3%
Airlines – 2.0%

Delta Air Lines, Inc. 4.95% due 7/10/2028	1,345,000	1,369,187

Southwest Airlines Co. 4.375% due 11/15/2028	1,300,000	1,302,720

		2,671,907
Biotechnology – 0.4%

Amgen, Inc. 5.15% due 3/2/2028	500,000	511,695

		511,695

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

December 31, 2025	Principal Amount	Value
Commercial Banks – 10.3%

Bank of America Corp. 3.419% (3.419% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter) due 12/20/2028(2)	$500,000	$493,711
4.979% (4.979% fixed rate until 1/24/2028; 1 day USD SOFR + 0.83% thereafter) due 1/24/2029(2)	940,000	957,591
5.08% (5.08% fixed rate until 1/20/2026; 1 day USD SOFR + 1.29% thereafter) due 1/20/2027(2)	500,000	500,242

Goldman Sachs Group, Inc. 6.484% (6.484% fixed rate until 10/24/2028; 1 day USD SOFR + 1.77% thereafter) due 10/24/2029(2)	2,700,000	2,863,313

JPMorgan Chase & Co. 1.47% (1.47% fixed rate until 9/22/2026; 1 day USD SOFR + 0.77% thereafter) due 9/22/2027(2)	1,000,000	981,751
4.915% (4.915% fixed rate until 1/24/2028; 1 day USD SOFR + 0.80% thereafter) due 1/24/2029(2)	1,400,000	1,426,026
5.299% (5.299% fixed rate until 7/24/2028; 1 day USD SOFR + 1.45% thereafter) due 7/24/2029(2)	500,000	515,275

Morgan Stanley 5.164% (5.164% fixed rate until 4/20/2028; 1 day USD SOFR + 1.59% thereafter) due 4/20/2029(2)	1,900,000	1,942,768

Morgan Stanley Bank NA 4.968% (4.968% fixed rate until 7/14/2027; 1 day USD SOFR + 0.93% thereafter) due 7/14/2028(2)	1,000,000	1,013,944

Wells Fargo & Co. 5.574% (5.574% fixed rate until 7/25/2028; 1 day USD SOFR + 2.04% thereafter) due 7/25/2029(2)	2,800,000	2,900,455

		13,595,076
Computers – 1.1%

Dell International LLC/EMC Corp. 4.75% due 4/1/2028	1,450,000	1,470,652

		1,470,652
Diversified Financial Services – 3.7%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45% due 4/3/2026	1,400,000	1,400,124

December 31, 2025	Principal Amount	Value
Diversified Financial Services (continued)

American Express Co. 5.098% (5.098% fixed rate until 2/16/2027; 1 day USD SOFR + 1.00% thereafter) due 2/16/2028(2)	$1,100,000	$1,112,777

Aviation Capital Group LLC 6.75% due 10/25/2028(1)	1,300,000	1,379,087

OneMain Finance Corp. 3.875% due 9/15/2028	1,100,000	1,072,089

		4,964,077
Electric – 1.0%

Vistra Operations Co. LLC 4.30% due 10/15/2028(1)	1,300,000	1,301,001

		1,301,001
Electrical Components & Equipment – 1.1%

Molex Electronic Technologies LLC 4.75% due 4/30/2028(1)	1,400,000	1,415,268

		1,415,268
Food – 2.2%

Mars, Inc. 4.55% due 4/20/2028(1)	2,870,000	2,905,650

		2,905,650
Healthcare-Services – 0.8%

HCA, Inc. 5.20% due 6/1/2028	1,000,000	1,024,578

		1,024,578
Insurance – 1.2%

Aspen Insurance Holdings Ltd. 5.75% due 7/1/2030	830,000	865,270

Athene Global Funding 5.516% due 3/25/2027(1)	700,000	710,827

		1,576,097
Leisure Time – 0.4%

Royal Caribbean Cruises Ltd. 5.375% due 7/15/2027(1)	500,000	503,789

		503,789
Lodging – 0.8%

Las Vegas Sands Corp. 5.90% due 6/1/2027	1,000,000	1,019,944

		1,019,944
Oil & Gas – 0.1%

Diamondback Energy, Inc. 3.25% due 12/1/2026	200,000	198,552

		198,552
Pipelines – 1.8%

DT Midstream, Inc. 4.125% due 6/15/2029(1)	1,370,000	1,351,939

Williams Cos., Inc. 5.30% due 8/15/2028	1,000,000	1,029,452

		2,381,391

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

December 31, 2025	Principal Amount	Value
Real Estate Investment Trusts – 2.4%

American Tower Corp. 5.80% due 11/15/2028	$500,000	$521,965

Extra Space Storage LP 3.50% due 7/1/2026	500,000	498,476

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.50% due 8/1/2030	670,000	685,529

VICI Properties LP 4.75% due 4/1/2028	1,450,000	1,465,262

		3,171,232
Telecommunications – 3.6%

NTT Finance Corp. 4.567% due 7/16/2027(1)	2,100,000	2,117,719

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152% due 3/20/2028(1)	2,115,000	2,133,107

T-Mobile USA, Inc. 3.75% due 4/15/2027	500,000	498,429

		4,749,255
Transportation – 0.4%

GXO Logistics, Inc. 6.25% due 5/6/2029	461,000	485,497

		485,497

Total Corporate Bonds & Notes (Cost $43,347,774)		43,945,661
Non-Agency Mortgage-Backed Securities – 1.6%

Brean Asset-Backed Securities Trust Series 2025-RM11, Class A1 4.75% due 5/25/2065(1)(2)(3)	2,095,040	2,066,103

Total Non-Agency Mortgage-Backed Securities (Cost $2,025,734)		2,066,103

December 31, 2025	Principal Amount	Value
U.S. Government Securities – 14.0%

U.S. Treasury Notes 1.50% due 11/30/2028	$1,040,000	$981,581
3.875% due 7/31/2027	17,400,000	17,501,274

Total U.S. Government Securities (Cost $18,443,990)		18,482,855
Repurchase Agreements – 1.4%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $1,902,768, due 1/2/2026(4)	1,902,656	1,902,656

Total Repurchase Agreements (Cost $1,902,656)		1,902,656

Total Investments – 99.3% (Cost $129,985,140)		131,142,292

Assets in excess of other liabilities – 0.7%		868,260

Total Net Assets – 100.0%		$132,010,552

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2025, the aggregate market value of these securities amounted to $46,318,788, representing 35.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at December 31, 2025.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	5/15/2027	$1,904,100	$1,940,886

Legend:

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$30,551,530	$—	$30,551,530
Asset-Backed Securities	—	34,193,487	—	34,193,487
Corporate Bonds & Notes	—	43,945,661	—	43,945,661
Non-Agency Mortgage-Backed Securities	—	2,066,103	—	2,066,103
U.S. Government Securities	—	18,482,855	—	18,482,855
Repurchase Agreements	—	1,902,656	—	1,902,656
Total	$—	$131,142,292	$—	$131,142,292

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$131,142,292

Cash	6

Interest receivable	1,027,586

Reimbursement receivable from adviser	9,292

Receivable for fund shares subscribed	1,818

Prepaid expenses	5,374

Total Assets	132,186,368

Liabilities

Payable for fund shares redeemed	63,280

Investment advisory fees payable	50,776

Accrued administrative fees	18,513

Accrued custodian and accounting fees	13,915

Accrued audit fees	13,109

Accrued trustees’ and officers’ fees	690

Accrued expenses and other liabilities	15,533

Total Liabilities	175,816

Total Net Assets	$132,010,552

Net Assets Consist of:

Paid-in capital	$115,098,647

Distributable earnings	16,911,905

Total Net Assets	$132,010,552

Investments, at Cost	$129,985,140

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	11,761,332

Net Asset Value Per Share	$11.22

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Interest	$6,255,544

Dividends	7,028

Total Investment Income	6,262,572

Expenses

Investment advisory fees	621,575

Professional fees	70,557

Trustees’ and officers’ fees	47,738

Administrative fees	46,534

Custodian and accounting fees	32,076

Transfer agent fees	21,152

Shareholder reports	3,231

Other expenses	8,309

Total Expenses	851,172

Less: Fees waived	(215,121)

Total Expenses, Net	636,051

Net Investment Income/(Loss)	5,626,521

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	731,821

Net realized gain/(loss) from futures contracts	(8,431)

Net change in unrealized appreciation/(depreciation) on investments	907,315

Net change in unrealized appreciation/(depreciation) on futures contracts	45,760

Net Gain on Investments and Derivative Contracts	1,676,465

Net Increase in Net Assets Resulting From Operations	$7,302,986

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$5,626,521	$7,848,688

Net realized gain/(loss) from investments and derivative contracts	723,390	(728,045)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	953,075	269,063

Net Increase in Net Assets Resulting from Operations	7,302,986	7,389,706

Capital Share Transactions

Proceeds from sales of shares	16,007,431	21,089,751

Cost of shares redeemed	(40,503,352)	(49,327,524)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(24,495,921)	(28,237,773)

Net Decrease in Net Assets	(17,192,935)	(20,848,067)

Net Assets

Beginning of year	149,203,487	170,051,554

End of year	$132,010,552	$149,203,487

Other Information:

Shares

Sold	1,454,988	2,045,915

Redeemed	(3,708,529)	(4,748,203)

Net Decrease	(2,253,541)	(2,702,288)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)		Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$10.65	$0.45	$0.12		$0.57	$11.22	5.35%

Year Ended 12/31/24	10.17	0.50	(0.02)		0.48	10.65	4.72%

Year Ended 12/31/23	9.77	0.40	(0.00)	(4)	0.40	10.17	4.09%

Period Ended 12/31/22(5)	10.00	0.20	(0.43)		(0.23)	9.77	(2.30)%	(6)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$132,011	0.46%		0.62%		4.07%		3.91%		169%

149,203	0.49%		0.63%		4.82%		4.68%		185%

170,052	0.50%		0.59%		4.07%		3.98%		274%

186,598	0.49%	(6)	0.58%	(6)	3.00%	(6)	2.91%	(6)	61%	(6)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Rounds to $(0.00) per share.

(5)	Commenced operations on May 2, 2022.

(6)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Short Duration Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. There were no futures contracts held as of December 31, 2025.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps held as of December 31, 2025.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of December 31, 2025.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

f. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/ (depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

g. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

h. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

i. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

j. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.45% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes,

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.48%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $215,121.

Park Avenue has entered into a Sub-Advisory Agreement with Allspring Global Investments, LLC (“Allspring”), effective March 3, 2025. Prior to this date, the Fund did not have a sub-adviser. Allspring is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (“TBA” securities) for the year ended December 31, 2025, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$78,222,523	$139,403,763
Sales	103,782,536	132,592,929

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

TBA securities and purchase commitments are commitments to purchase mortgage-backed securities

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

e. Mortgage Dollar Rolls The Fund may engage from time to time in mortgage dollar roll transactions, which involve a sale by the Fund of a mortgage-backed security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. These transactions are typically used for short term financing. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for the Fund. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll transaction, while substantially similar, may be inferior to the securities initially sold by the Fund to the counterparty. The transactions involve the risk that the market price of mortgage-backed securities in a mortgage dollar roll transaction decline below the agreed-upon future repurchase price. Conversely, the market value of the securities subject to a Fund’s forward sale commitment may increase above the exercise price of the forward commitment. Dollar rolls

(and when-issued, delayed delivery and to-be-announced transactions) are speculative techniques that may result in leverage and increased volatility. These transactions may also increase risk associated with volatility and losses and are subject to counterparty risk. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2025, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the year ended December 31, 2025 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

Transactions in derivative investments for the year ended December 31, 2025 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(8,431)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$45,760

Average Number of Notional Amounts
Futures Contracts[3]	35

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

k. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

l. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising

15

out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Short Duration Bond VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Short Duration Bond VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2025 and for the period May 2, 2022 (commencement of operations) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the three years in the period ended December 31, 2025 and for the period May 2, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s)

included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meeting were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

18

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

19

This Page Intentionally Left Blank

20

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21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11741

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Small Cap Value Diversified VIP Fund

(formerly, Guardian Small Cap Core VIP Fund)

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Small Cap Value Diversified VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

December 31, 2025	Shares	Value
Common Stocks – 97.5%

Air Freight & Logistics – 2.5%

GXO Logistics, Inc.(1)	46,786	$2,462,815

Hub Group, Inc., , Class A	37,954	1,617,220

		4,080,035
Automobile Components – 0.4%

Fox Factory Holding Corp.(1)	36,657	627,201

		627,201
Banks – 11.2%

Enterprise Financial Services Corp.	60,137	3,247,398

First BanCorp	99,929	2,071,528

National Bank Holdings Corp., Class A	62,243	2,365,857

Popular, Inc.	7,080	881,602

Prosperity Bancshares, Inc.	52,516	3,629,381

Webster Financial Corp.	50,460	3,175,952

WesBanco, Inc.	89,185	2,964,509

		18,336,227
Biotechnology – 2.2%

Halozyme Therapeutics, Inc.(1)	16,022	1,078,281

PTC Therapeutics, Inc.(1)	32,377	2,459,357

		3,537,638
Building Products – 1.3%

Gibraltar Industries, Inc.(1)	27,193	1,344,422

UFP Industries, Inc.	8,353	760,541

		2,104,963
Capital Markets – 2.0%

BGC Group, Inc., Class A	368,107	3,287,195

		3,287,195
Chemicals – 3.1%

Ashland, Inc.	31,231	1,832,323

Huntsman Corp.	107,337	1,073,370

Ingevity Corp.(1)	37,095	2,195,282

		5,100,975
Commercial Services & Supplies – 3.0%

ABM Industries, Inc.	53,650	2,269,395

BrightView Holdings, Inc.(1)	206,556	2,617,064

		4,886,459
Construction & Engineering – 2.4%

Arcosa, Inc.	16,987	1,806,058

MYR Group, Inc.(1)	10,043	2,194,395

		4,000,453
Consumer Finance – 1.3%

FirstCash Holdings, Inc.	3,079	490,731

SLM Corp.	62,447	1,689,816

		2,180,547
Consumer Staples Distribution & Retail – 0.6%

Grocery Outlet Holding Corp.(1)	101,859	1,028,776

		1,028,776
Containers & Packaging – 0.8%

Sonoco Products Co.	28,766	1,255,348

		1,255,348

December 31, 2025	Shares	Value
Diversified Consumer Services – 3.0%

ADT, Inc.	207,107	$1,671,354

Driven Brands Holdings, Inc.(1)	215,354	3,191,546

		4,862,900
Diversified REITs – 1.3%

Broadstone Net Lease, Inc.	121,702	2,113,964

		2,113,964
Electric Utilities – 2.1%

IDACORP, Inc.	10,581	1,339,132

Portland General Electric Co.	42,377	2,033,672

		3,372,804
Electrical Equipment – 1.4%

Generac Holdings, Inc.(1)	4,474	610,119

Regal Rexnord Corp.	12,519	1,756,666

		2,366,785
Electronic Equipment, Instruments & Components – 2.6%

Crane NXT Co.	46,937	2,209,325

Littelfuse, Inc.	4,949	1,251,701

Ralliant Corp.	16,528	841,440

		4,302,466
Energy Equipment & Services – 2.7%

Atlas Energy Solutions, Inc.	101,051	951,900

Expro Group Holdings NV(1)	61,299	818,342

Kodiak Gas Services, Inc.	27,953	1,045,442

Liberty Energy, Inc.	87,421	1,613,792

		4,429,476
Food Products – 1.0%

Freshpet, Inc.(1)	8,290	505,110

Nomad Foods Ltd.	87,959	1,100,367

		1,605,477
Gas Utilities – 1.4%

Spire, Inc.	26,745	2,211,811

		2,211,811
Ground Transportation – 1.8%

Knight-Swift Transportation Holdings, Inc.	55,196	2,885,647

		2,885,647
Health Care Equipment & Supplies – 4.2%

Enovis Corp.(1)	61,482	1,637,880

Haemonetics Corp.(1)	15,159	1,214,994

Teleflex, Inc.	33,517	4,090,415

		6,943,289
Health Care Providers & Services – 2.2%

Acadia Healthcare Co., Inc.(1)	32,788	465,262

Aveanna Healthcare Holdings, Inc.(1)	182,489	1,490,935

Option Care Health, Inc.(1)	52,009	1,657,007

		3,613,204
Health Care Technology – 0.9%

Phreesia, Inc.(1)	90,370	1,529,060

		1,529,060

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

December 31, 2025	Shares	Value

Hotels, Restaurants & Leisure – 0.2%

Dave & Buster’s Entertainment, Inc.(1)	21,627	$350,574

		350,574
Household Durables – 0.6%

Century Communities, Inc.	16,028	951,262

		951,262
Insurance – 3.4%

CNO Financial Group, Inc.	63,139	2,681,513

Hanover Insurance Group, Inc.	7,392	1,351,036

Primerica, Inc.	6,165	1,592,790

		5,625,339
Interactive Media & Services – 1.7%

Cargurus, Inc.(1)	21,828	837,104

IAC, Inc.(1)	50,330	1,967,903

		2,805,007
IT Services – 0.9%

ASGN, Inc.(1)	31,689	1,526,459

		1,526,459
Machinery – 1.9%

Hillman Solutions Corp.(1)	200,022	1,732,190

Timken Co.	15,761	1,325,973

		3,058,163
Marine Transportation – 1.1%

Star Bulk Carriers Corp.	93,217	1,791,631

		1,791,631
Metals & Mining – 7.5%

Alcoa Corp.	42,689	2,268,493

Capstone Copper Corp. (Canada)(1)	203,522	2,043,301

Commercial Metals Co.	26,704	1,848,451

Constellium SE(1)	94,443	1,780,251

thyssenkrupp AG (Germany)	218,214	2,359,138

Warrior Met Coal, Inc.	21,639	1,907,911

		12,207,545
Multi-Utilities – 1.4%

Black Hills Corp.	32,527	2,258,024

		2,258,024
Oil, Gas & Consumable Fuels – 6.1%

Antero Resources Corp.(1)	22,437	773,179

BKV Corp.(1)	123,376	3,349,658

DHT Holdings, Inc.	130,535	1,593,832

Scorpio Tankers, Inc.	39,382	2,001,787

SM Energy Co.	58,858	1,100,645

Viper Energy, Inc., Class A	30,192	1,166,317

		9,985,418
Paper & Forest Products – 0.5%

Louisiana-Pacific Corp.	9,296	750,745

		750,745
Passenger Airlines – 0.6%

Allegiant Travel Co.(1)	11,365	969,094

		969,094

December 31, 2025	Shares	Value
Professional Services – 1.6%

Maximus, Inc.	30,082	$2,596,678

		2,596,678
Real Estate Management & Development – 0.8%

Newmark Group, Inc., Class A	79,719	1,382,327

		1,382,327
Retail REITs – 3.6%

Brixmor Property Group, Inc.	122,701	3,217,220

Getty Realty Corp.	99,131	2,713,216

		5,930,436
Semiconductors & Semiconductor Equipment – 4.8%

Diodes, Inc.(1)	19,978	985,715

Onto Innovation, Inc.(1)	13,813	2,180,520

Semtech Corp.(1)	17,912	1,319,935

Silicon Motion Technology Corp., ADR	27,418	2,541,649

Tower Semiconductor Ltd.(1)	7,086	832,038

		7,859,857
Software – 4.0%

NCR Voyix Corp.(1)	270,261	2,756,662

Teradata Corp.(1)	124,429	3,787,619

		6,544,281
Specialty Retail – 1.4%

Academy Sports & Outdoors, Inc.	28,908	1,444,243

Advance Auto Parts, Inc.	21,059	827,619

		2,271,862

Total Common Stocks (Cost $142,503,966)		159,527,402

	Principal Amount	Value
Repurchase Agreements – 2.6%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $4,250,760, due 1/2/2026(2)	$4,250,510	4,250,510

Total Repurchase Agreements (Cost $4,250,510)		4,250,510

Total Investments – 100.1% (Cost $146,754,476)		163,777,912

Liabilities in excess of other assets – (0.1)%		(114,940)

Total Net Assets – 100.0%		$163,662,972

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	4/30/2027	$4,356,700	$4,335,548

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$157,168,264	$2,359,138	$—	$159,527,402
Repurchase Agreements	—	4,250,510	—	4,250,510
Total	$157,168,264	$6,609,648	$—	$163,777,912

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$163,777,912

Foreign currency, at value	17

Dividends/interest receivable	232,736

Reimbursement receivable from adviser	3,015

Prepaid expenses	6,869

Total Assets	164,020,549

Liabilities

Investment advisory fees payable	97,924

Payable for investments purchased	96,577

Payable for fund shares redeemed	66,240

Distribution fees payable	35,480

Accrued custodian and accounting fees	17,549

Accrued audit fees	9,971

Accrued trustees’ and officers’ fees	954

Accrued expenses and other liabilities	32,882

Total Liabilities	357,577

Total Net Assets	$163,662,972

Net Assets Consist of:

Paid-in capital	$51,816,016

Distributable earnings	111,846,956

Total Net Assets	$163,662,972

Investments, at Cost	$146,754,476

Foreign Currency, at Cost	$17

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	11,488,538

Net Asset Value Per Share	$14.25

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Dividends	$3,017,197

Interest	46,646

Withholding taxes on foreign dividends	(11,736)

Total Investment Income	3,052,107

Expenses

Investment advisory fees	1,195,942

Distribution fees	433,312

Professional fees	70,328

Trustees’ and officers’ fees	61,023

Administrative fees	46,494

Custodian and accounting fees	46,446

Transfer agent fees	19,590

Shareholder reports	372

Other expenses	11,176

Total Expenses	1,884,683

Less: Fees waived	(64,770)

Total Expenses, Net	1,819,913

Net Investment Income/(Loss)	1,232,194

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	35,182,245

Net realized gain/(loss) from foreign currency transactions	(14,518)

Net change in unrealized appreciation/(depreciation) on investments	(24,434,766)

Net Gain on Investments and Foreign Currency Transactions	10,732,961

Net Increase in Net Assets Resulting From Operations	$11,965,155

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$1,232,194	$817,942

Net realized gain/(loss) from investments and foreign currency transactions	35,167,727	15,975,864

Net change in unrealized appreciation/(depreciation) on investments	(24,434,766)	(1,607,167)

Net Increase in Net Assets Resulting from Operations	11,965,155	15,186,639

Capital Share Transactions

Proceeds from sales of shares	16,523,632	5,827,243

Cost of shares redeemed	(55,698,561)	(79,168,390)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(39,174,929)	(73,341,147)

Net Decrease in Net Assets	(27,209,774)	(58,154,508)

Net Assets

Beginning of year	190,872,746	249,027,254

End of year	$163,662,972	$190,872,746

Other Information:

Shares

Sold	1,357,702	477,045

Redeemed	(4,158,669)	(6,241,360)

Net Decrease	(2,800,967)	(5,764,315)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$13.36	$0.09	$0.80	$0.89	$14.25	6.66%

Year Ended 12/31/24	12.42	0.05	0.89	0.94	13.36	7.57%

Year Ended 12/31/23	10.62	0.05	1.75	1.80	12.42	16.95%

Year Ended 12/31/22	13.42	0.03	(2.83)	(2.80)	10.62	(20.86)%

Year Ended 12/31/21	11.40	0.00(5)	2.02	2.02	13.42	17.72%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$163,663	1.05%	1.09%	0.71%	0.67%	154%	(4)

190,873	1.05%	1.07%	0.38%	0.36%	28%

249,027	1.05%	1.05%	0.42%	0.42%	48%

246,525	1.04%	1.04%	0.23%	0.23%	48%

284,144	1.04%	1.04%	0.01%	0.01%	45%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	The Fund’s portfolio turnover rate during the year reflects higher purchase and sale activities due to a significant inflow of assets into the Fund.

(5)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, price below current market value, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, private investment in public equity, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the year ended December 31, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.69% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.05% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $64,770.

Park Avenue has entered into a Sub-Advisory Agreement with Boston Partners Global Investors, Inc. (“Boston Partners”), effective May 1, 2025. Prior to this date, ClearBridge Investments LLC was sub-adviser to the Fund. Boston Partners is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $433,312 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $260,619,591 and $298,537,902, respectively, for the year ended December 31, 2025. During the year ended December 31, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments.

As of December 31, 2025, the Fund did not hold any restricted or illiquid securities.

f. Private Investment in Public Equity A Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. PIPEs are an accredited investor’s purchase of stock in a public company at a discount to the current market value per share for the purpose of raising capital and may also issue warrants enabling a Fund to purchase additional shares at a price equal to or at a premium to current market prices. Securities acquired by a Fund in such transactions are subject to resale restrictions under securities laws. Because the shares issued in a PIPE transaction are “restricted securities” under the federal securities laws, a Fund cannot freely trade the securities until the issuer files a registration statement to provide for the public resale of the shares, which typically occurs after the completion of the PIPE transaction and the public registration process with the SEC is completed, a period which can last many months. While issuers in PIPE transactions typically agree that they will register the securities for resale by a Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered, or that the registration will be maintained. In addition, a PIPE issuer may require a Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, a Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by a Fund may be deemed illiquid. As of December 31, 2025, the Fund did not hold any PIPEs.

g. Special Purpose Acquisition Companies A Fund may invest in stock, warrants, rights and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities in a private placement transaction or as part of a public offering. A SPAC, sometimes referred to as “blank check company,” is a private or publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares of common stock. At a specified time, the rights and warrants may be separated from the common stock at the election of the holder, after which time each security typically is freely tradeable. Private companies can combine with a SPAC to go public by taking the SPAC’s place on an exchange as an alternative to making an initial public offering. Additionally, a Fund may purchase units or shares of SPACs that have completed an IPO on a secondary market, during a SPAC’s IPO or through a PIPE offering. PIPE transactions involve the purchase of securities typically at a discount to the market price of the company’s common stock and may be subject to transfer restrictions, which typically would make them less liquid than equity issued through a public offering. Investments in SPACs also have risks peculiar to the SPAC structure and investment process. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. To the extent a SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. SPAC shareholders may not approve any proposed acquisition or merger, or an acquisition or merger, once effected, may prove unsuccessful. If an acquisition or merger is not completed within a pre-established period (typically, two years), the remainder of funds invested in the SPAC are returned to its shareholders. While a SPAC investor may receive both stock in the SPAC, as well as warrants or other rights at no marginal cost, those warrants or other rights may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price. A Fund may also be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. Moreover, interests in SPACs may be illiquid and/or be subject to restrictions on resale, which may remain for an extended time, and may only be traded in the over-the-counter market. As of December 31, 2025, the Fund did not hold any SPACs.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

h. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable

Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Small Cap Value Diversified VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Small Cap Value Diversified VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

14

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

15

This Page Intentionally Left Blank

16

This Page Intentionally Left Blank

17

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10526

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian Total Return Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Total Return Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

December 31, 2025	Principal Amount	Value
Asset-Backed Securities – 20.7%

Anchorage Capital CLO 7 Ltd. Series 2015-7A, Class BR3 5.909% (3 mo. USD Term SOFR + 2.05%) due 4/28/2037(1)(2)	$462,000	$462,454

Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A, Class CR 5.784% (3 mo. USD Term SOFR + 1.9%) due 10/20/2037(1)(2)	1,000,000	1,000,625

Black Diamond CLO Ltd. Series 2021-1A, Class BR 6.057% (3 mo. USD Term SOFR + 2.2%) due 11/22/2034(1)(2)	600,000	600,058

BlueMountain CLO Ltd. Series 2014-2A, Class BR2 5.896% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(2)	800,000	800,453

Carlyle U.S. CLO Ltd. Series 2017-3A, Class CR2 5.87% (3 mo. USD Term SOFR + 2%) due 10/21/2037(1)(2)	3,000,000	2,998,002

Citizens Auto Receivables Trust Series 2024-1, Class A3 5.11% due 4/17/2028(1)	815,322	819,801

CNH Equipment Trust Series 2022-B, Class A4 3.91% due 3/15/2028	1,630,000	1,629,365

CyrusOne Data Centers Issuer I LLC Series 2024-2A, Class A2 4.50% due 5/20/2049(1)	900,000	878,337

DB Master Finance LLC Series 2021-1A, Class A2II 2.493% due 11/20/2051(1)	1,008,000	953,942

Elmwood CLO 36 Ltd. Series 2024-12RA, Class CR 5.884% (3 mo. USD Term SOFR + 2%) due 10/20/2037(1)(2)	1,000,000	999,347

Enterprise Fleet Financing LLC Series 2024-3, Class A4 5.06% due 3/20/2031(1)	1,000,000	1,023,241

Ford Credit Auto Lease Trust Series 2024-B, Class B 5.18% due 2/15/2028	600,000	606,630

GMF Floorplan Owner Revolving Trust Series 2024-1A, Class B 5.33% due 3/15/2029(1)	942,000	953,927

HPEFS Equipment Trust Series 2023-1A, Class C 5.91% due 4/20/2028(1)	255,109	255,333

Hyundai Auto Receivables Trust Series 2024-B, Class B 5.04% due 9/16/2030	800,000	816,156

Kennedy Lewis CLO 10 Ltd. Series 2022-10A, Class BR 5.457% (3 mo. USD Term SOFR + 1.6%) due 1/22/2038(1)(2)	1,200,000	1,199,360

December 31, 2025	Principal Amount	Value
Asset-Backed Securities (continued)

Kennedy Lewis CLO 8 Ltd. Series 8A, Class CR2 5.984% (3 mo. USD Term SOFR + 2.1%) due 1/20/2038(1)(2)	$1,000,000	$999,354

Kubota Credit Owner Trust
Series 2025-1A, Class A3 4.67% due 6/15/2029(1)	450,000	456,906
Series 2025-1A, Class A4 4.87% due 7/15/2030(1)	450,000	459,983

LRECS LLC Series 2025-CRE1, Class B 6.00% due 8/19/2043(1)(2)(3)	624,843	625,466

Marble Point CLO XXII Ltd. Series 2021-2A, Class CR 5.908% (3 mo. USD Term SOFR + 2.05%) due 7/25/2034(1)(2)	1,283,333	1,283,997

MF1 LLC
Series 2025-FL17, Class C 5.827% due 2/18/2040(1)(2)(3)	888,889	889,440
Series 2025-FL20, Class C 5.885% (1 mo. USD Term SOFR + 2.15%) due 2/18/2043(1)(2)(3)	758,766	760,308

Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class BR3 5.557% (3 mo. USD Term SOFR + 1.7%) due 7/22/2038(1)(2)	1,100,000	1,100,047

Neuberger Berman Loan Advisers CLO 35 Ltd. Series 2019-35A, Class CRR 5.534% (3 mo. USD Term SOFR + 1.65%) due 1/19/2033(1)(2)	1,250,000	1,248,399

NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.12% due 3/15/2029(1)	1,500,000	1,520,510

Nissan Auto Lease Trust Series 2024-B, Class B 5.21% due 12/15/2028	1,050,000	1,064,064

Octagon Investment Partners 50 Ltd. Series 2020-4A, Class DR 7.316% (3 mo. USD Term SOFR + 3.41%) due 1/15/2035(1)(2)	1,100,000	1,079,125

OHA Credit Funding 3 Ltd. Series 2019-3A, Class CR2 5.634% (3 mo. USD Term SOFR + 1.75%) due 1/20/2038(1)(2)	2,000,000	1,997,434

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(1)	506,240	508,862

Parallel Ltd. Series 2023-1A, Class A2R 5.684% (3 mo. USD Term SOFR + 1.8%) due 7/20/2036(1)(2)	949,520	950,486

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

December 31, 2025	Principal Amount	Value
Asset-Backed Securities (continued)

PFP Ltd. Series 2025-12, Class B 5.777% (1 mo. USD Term SOFR + 2.04%) due 12/18/2042(1)(2)(3)	$325,000	$324,409

RR 36 Ltd. Series 2024-36RA, Class A1R 5.195% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(1)(2)	1,150,000	1,151,904

Santander Drive Auto Receivables Trust Series 2023-4, Class B 5.77% due 12/15/2028	735,000	742,043

Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A2 4.63% due 7/20/2027(1)	358,166	359,382

Taco Bell Funding LLC Series 2025-1A, Class A2I 4.821% due 8/25/2055(1)	628,635	625,109

TCW CLO Ltd. Series 2021-1A, Class A1R1 5.244% (3 mo. USD Term SOFR + 1.36%) due 1/20/2038(1)(2)	1,650,000	1,651,145

TIAA CLO IV Ltd. Series 2018-1A, Class A2R 5.634% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(1)(2)	1,720,000	1,721,615

Vantage Data Centers Issuer LLC Series 2024-1A, Class A2 5.10% due 9/15/2054(1)	800,000	794,518

Westlake Automobile Receivables Trust Series 2023-4A, Class A3 6.24% due 7/15/2027(1)	491,356	492,058

Wheels Fleet Lease Funding 1 LLC
Series 2024-3A, Class A1 4.80% due 9/19/2039(1)	453,997	458,786
Series 2024-3A, Class B 5.07% due 9/19/2039(1)	375,000	382,094

World Omni Select Auto Trust Series 2024-A, Class B 5.18% due 6/17/2030	800,000	808,560

Total Asset-Backed Securities (Cost $40,383,314)		40,453,035
Corporate Bonds & Notes – 43.6%
Aerospace & Defense – 2.2%

Boeing Co. 6.528% due 5/1/2034	508,000	562,030
6.858% due 5/1/2054	495,000	555,954

Bombardier, Inc. 7.50% due 2/1/2029(1)	1,063,000	1,108,662

RTX Corp. 6.10% due 3/15/2034	700,000	765,866
6.40% due 3/15/2054	100,000	110,047

TransDigm, Inc. 4.625% due 1/15/2029	1,159,000	1,151,316

		4,253,875

December 31, 2025	Principal Amount	Value
Apparel – 0.4%

Beach Acquisition Bidco LLC 10.00% Toggle (10.00% Cash or 10.75% PIK) due 7/15/2033(1)(4)	$670,000	$739,535

		739,535
Auto Manufacturers – 1.9%

Ford Motor Credit Co. LLC 6.05% due 3/5/2031	1,079,000	1,109,491

General Motors Financial Co., Inc. 5.35% due 1/7/2030	400,000	413,029
5.55% due 7/15/2029	700,000	725,662
5.60% due 6/18/2031	200,000	208,430

Hyundai Capital America 6.375% due 4/8/2030(1)	818,000	872,921

Wabash National Corp. 4.50% due 10/15/2028(1)	500,000	467,653

		3,797,186
Beverages – 0.7%

Anheuser-Busch InBev Worldwide, Inc. 4.95% due 1/15/2042	400,000	381,928

Bacardi Ltd. 5.15% due 5/15/2038(1)	819,000	778,951

Constellation Brands, Inc. 4.80% due 5/1/2030	188,000	191,140

		1,352,019
Building Materials – 0.9%

JH North America Holdings, Inc. 5.875% due 1/31/2031(1)	504,000	514,445
6.125% due 7/31/2032(1)	504,000	517,385

Quikrete Holdings, Inc. 6.375% due 3/1/2032(1)	681,000	708,839

		1,740,669
Chemicals – 0.5%

Chemours Co. 5.75% due 11/15/2028(1)	573,000	557,249

OCP SA 6.75% due 5/2/2034(1)	416,000	448,098

		1,005,347
Commercial Banks – 6.6%

Banco Mercantil del Norte SA, Reg S 6.625% (6.625% fixed rate until 01/24/2032 ; 10 yr. CMT rate + 5.03% thereafter) due 1/24/2032(2)	345,000	338,672

Banco Nacional de Comercio Exterior SNC 5.875% due 5/7/2030(1)	205,000	211,909

Bank of America Corp. 1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(2)	1,000,000	898,249
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	900,000	904,125

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

December 31, 2025	Principal Amount	Value
Commercial Banks (continued)

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45% (8.45% fixed rate until 6/29/2033; 5 yr. CMT rate + 4.66% thereafter) due 6/29/2038(1)(2)	$303,000	$335,090

Citigroup, Inc. Series GG 6.875% (6.875% fixed rate until 8/15/2030 ; 5 yr. CMT rate + 2.89% thereafter) due 8/15/2030(2)	991,000	1,029,753

Deutsche Bank AG 5.403% (5.403% fixed rate until 9/11/2034; 1 day USD SOFR + 2.05% thereafter) due 9/11/2035(2)	1,765,000	1,800,342

Goldman Sachs Group, Inc. 3.102% (3.102% fixed rate until 2/24/2032; 1 day USD SOFR + 1.41% thereafter) due 2/24/2033(2)	300,000	276,368

JPMorgan Chase & Co. 5.04% (5.04% fixed rate until 1/23/2027; 1 day USD SOFR + 1.19% thereafter) due 1/23/2028(2)	400,000	404,140

M&T Bank Corp. 6.082% (6.082% fixed rate until 3/13/2031; 1 day USD SOFR + 2.26% thereafter) due 3/13/2032(2)	1,000,000	1,062,272

Morgan Stanley 5.32% (5.32% fixed rate until 7/19/2034; 1 day USD SOFR + 1.56% thereafter) due 7/19/2035(2)	1,100,000	1,132,342
5.942% (5.942% fixed rate until 2/7/2034; 5 yr. CMT rate + 1.80% thereafter) due 2/7/2039(2)	1,087,000	1,142,404

UBS Group AG 4.375% (4.375% fixed rate until 2/10/2031; 5 yr. CMT rate + 3.31% thereafter) due 2/10/2031(1)(2)	1,263,000	1,158,256
5.699% (5.699% fixed rate until 2/8/2034; 1 yr. CMT rate + 1.77% thereafter) due 2/8/2035(1)(2)	1,075,000	1,130,325

Wells Fargo & Co. 3.35% (3.35% fixed rate until 3/2/2032; 1 day USD SOFR + 1.50% thereafter) due 3/2/2033(2)	1,217,000	1,135,871

		12,960,118
Commercial Services – 0.6%

Ashtead Capital, Inc. 5.80% due 4/15/2034(1)	1,066,000	1,117,602

		1,117,602

December 31, 2025	Principal Amount	Value
Computers – 0.5%

Booz Allen Hamilton, Inc. 5.95% due 4/15/2035	$1,028,000	$1,065,096

		1,065,096
Cosmetics & Personal Care – 0.2%

Haleon U.S. Capital LLC 3.625% due 3/24/2032	500,000	475,646

		475,646
Diversified Financial Services – 4.0%

Capital One Financial Corp. 6.051% (6.051% fixed rate until 2/1/2034; 1 day USD SOFR + 2.26% thereafter) due 2/1/2035(2)	1,381,000	1,470,060

Charles Schwab Corp. 6.136% (6.136% fixed rate until 8/24/2033; 1 day USD SOFR + 2.01% thereafter) due 8/24/2034(2)	500,000	544,986
Series K 5.00% (5.00% fixed rate until 6/1/2027; 5 yr. CMT rate + 3.26% thereafter) due 6/1/2027(2)	718,000	722,628

Jane Street Group/JSG Finance, Inc. 6.75% due 5/1/2033(1)	560,000	584,526

LPL Holdings, Inc. 4.375% due 5/15/2031(1)	1,505,000	1,463,417

Muthoot Finance Ltd. 7.125% due 2/14/2028(1)	508,000	519,230

Nomura Holdings, Inc. 5.043% (5.043% fixed rate until 6/10/2031; 5 yr. CMT rate + 1.30% thereafter) due 6/10/2036(2)	600,000	592,936
7.00% (7.00% fixed rate until 7/15/2030; 5 yr. CMT rate + 3.08% thereafter) due 7/15/2030(2)	450,000	461,949

Rocket Cos., Inc. 6.125% due 8/1/2030(1)	337,000	348,350
6.375% due 8/1/2033(1)	337,000	351,363

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 4.00% due 10/15/2033(1)	188,000	174,670

Shriram Finance Ltd. 6.15% due 4/3/2028(1)	514,000	525,619

		7,759,734
Electric – 1.9%

DTE Energy Co. 5.85% due 6/1/2034	700,000	746,415

Engie Energia Chile SA, Reg S 3.40% due 1/28/2030	294,000	276,579

NextEra Energy Capital Holdings, Inc. 5.45% due 3/15/2035	500,000	517,480

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

December 31, 2025	Principal Amount	Value
Electric (continued)

Saavi Energia SARL 8.875% due 2/10/2035(1)	$554,000	$600,841

Xcel Energy, Inc. 5.50% due 3/15/2034	900,000	928,009

XPLR Infrastructure Operating Partners LP 7.25% due 1/15/2029(1)	552,000	565,585

		3,634,909
Environmental Control – 0.1%

Waste Management, Inc. 4.95% due 7/3/2027	200,000	203,374

		203,374
Food – 1.2%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75% due 4/1/2033	200,000	208,943

Kroger Co. 5.50% due 9/15/2054	300,000	285,690

Performance Food Group, Inc. 6.125% due 9/15/2032(1)	537,000	553,597

Post Holdings, Inc. 4.625% due 4/15/2030(1)	578,000	562,836
6.25% due 10/15/2034(1)	762,000	766,230

		2,377,296
Gas – 0.3%

APA Infrastructure Ltd. 5.125% due 9/16/2034(1)	663,000	668,126

		668,126
Healthcare-Services – 0.6%

Toledo Hospital Series B 5.325% due 11/15/2028	71,000	71,990

UnitedHealth Group, Inc. 4.80% due 1/15/2030	400,000	409,692
5.15% due 7/15/2034	600,000	614,550

		1,096,232
Insurance – 4.0%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 5.875% due 11/1/2029(1)	783,000	782,311

Brown & Brown, Inc. 5.65% due 6/11/2034	1,075,000	1,109,181

Corebridge Financial, Inc. 5.75% due 1/15/2034	1,064,000	1,112,403

Fairfax Financial Holdings Ltd. 5.75% due 5/20/2035	182,000	188,818
6.00% due 12/7/2033	1,268,000	1,344,571

HUB International Ltd. 5.625% due 12/1/2029(1)	782,000	781,868

MetLife, Inc. Series G 6.35% (6.35% fixed rate until 3/15/2035; 5 yr. CMT rate + 2.08% thereafter) due 3/15/2055(2)	485,000	511,459

December 31, 2025	Principal Amount	Value
Insurance (continued)

Nippon Life Insurance Co. 6.50% (6.50% fixed rate until 4/30/2035; 5 yr. CMT rate + 3.19% thereafter) due 4/30/2055(1)(2)	$319,000	$343,496

Sammons Financial Group, Inc. 6.875% due 4/15/2034(1)	1,422,000	1,557,042

		7,731,149
Internet – 0.3%

Snap, Inc. 6.875% due 3/1/2033(1)	598,000	619,675

		619,675
Leisure Time – 0.9%

Patrick Industries, Inc. 4.75% due 5/1/2029(1)	1,144,000	1,132,462

VOC Escrow Ltd. 5.00% due 2/15/2028(1)	700,000	699,973

		1,832,435
Lodging – 0.4%

Las Vegas Sands Corp. 5.625% due 6/15/2028	350,000	358,853

Wynn Macau Ltd. 6.75% due 2/15/2034(1)	418,000	423,380

		782,233
Machinery-Diversified – 0.8%

Regal Rexnord Corp. 6.40% due 4/15/2033	1,463,000	1,573,654

		1,573,654
Media – 1.2%

CCO Holdings LLC/CCO Holdings Capital Corp. 4.50% due 8/15/2030(1)	846,000	796,519

Charter Communications Operating LLC/Charter Communications Operating Capital 3.90% due 6/1/2052	820,000	529,247
5.25% due 4/1/2053	19,000	15,026
6.10% due 6/1/2029	700,000	730,575

VZ Secured Financing BV 5.00% due 1/15/2032(1)	201,000	181,896

		2,253,263
Mining – 2.0%

Anglo American Capital PLC 2.875% due 3/17/2031(1)	249,000	229,935
4.75% due 3/16/2052(1)	222,000	186,631
5.50% due 5/2/2033(1)	727,000	752,105

Eldorado Gold Corp. 6.25% due 9/1/2029(1)	125,000	126,050

IAMGOLD Corp. 5.75% due 10/15/2028(1)	511,000	508,166

Northern Star Resources Ltd. 6.125% due 4/11/2033(1)	1,045,000	1,106,169

Novelis Corp. 3.875% due 8/15/2031(1)	263,000	239,715

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

December 31, 2025	Principal Amount	Value
Mining (continued)

Rio Tinto Finance USA PLC 5.25% due 3/14/2035	$660,000	$680,087

		3,828,858
Oil & Gas – 2.7%

BP Capital Markets PLC 6.45% (6.45% fixed rate until 12/1/2033; 5 yr. CMT rate + 2.15% thereafter) due 12/1/2033(2)	732,000	777,987

Cenovus Energy, Inc. 2.65% due 1/15/2032	600,000	533,057

Eni SpA 5.50% due 5/15/2034(1)	758,000	781,251

Occidental Petroleum Corp. 5.55% due 10/1/2034	1,085,000	1,106,714

Petroleos Mexicanos 5.95% due 1/28/2031	322,000	311,645

Raizen Fuels Finance SA 5.70% due 1/17/2035(1)	441,000	337,394

Santos Finance Ltd. 5.75% due 11/13/2035(1)	374,000	371,922
6.875% due 9/19/2033(1)	997,000	1,090,480

		5,310,450
Pharmaceuticals – 0.3%

AstraZeneca PLC 6.45% due 9/15/2037	400,000	455,919

Becton Dickinson & Co. 4.298% due 8/22/2032	200,000	196,788

		652,707
Pipelines – 3.1%

Cheniere Energy Partners LP 5.95% due 6/30/2033	500,000	530,186

DCP Midstream Operating LP 3.25% due 2/15/2032	1,649,000	1,516,041

Energy Transfer LP 5.70% due 4/1/2035	400,000	414,051
6.20% due 4/1/2055	300,000	294,051

MPLX LP 5.50% due 6/1/2034	100,000	102,019

ONEOK, Inc. 5.05% due 11/1/2034	300,000	297,321

Plains All American Pipeline LP/PAA Finance Corp. 5.70% due 9/15/2034	734,000	756,920

Targa Resources Corp. 5.40% due 7/30/2036	588,000	588,676

5.50% due 2/15/2035	400,000	409,741

Venture Global LNG, Inc. 7.00% due 1/15/2030(1)	985,000	947,993

Western Midstream Operating LP 5.45% due 11/15/2034	300,000	302,150

		6,159,149
Real Estate Investment Trusts – 2.4%

Boston Properties LP 5.75% due 1/15/2035	1,105,000	1,136,388

December 31, 2025	Principal Amount	Value
Real Estate Investment Trusts (continued)
6.50% due 1/15/2034	$519,000	$558,674

Brixmor Operating Partnership LP 4.125% due 5/15/2029	600,000	597,560

SBA Communications Corp. 3.125% due 2/1/2029	800,000	765,236

Store Capital LLC 2.70% due 12/1/2031	1,301,000	1,148,976
4.625% due 3/15/2029	554,000	551,959

		4,758,793
Retail – 0.5%

Home Depot, Inc. 4.95% due 6/25/2034	400,000	409,113

O’Reilly Automotive, Inc. 5.00% due 8/19/2034	500,000	503,630

		912,743
Semiconductors – 0.3%

Broadcom, Inc. 3.137% due 11/15/2035(1)	658,000	566,660

		566,660
Software – 0.3%

Fiserv, Inc. 5.625% due 8/21/2033	600,000	618,698

		618,698
Telecommunications – 1.1%

NTT Finance Corp. 5.502% due 7/16/2035(1)	234,000	242,292

Rogers Communications, Inc. 3.80% due 3/15/2032	1,196,000	1,126,831
5.30% due 2/15/2034	300,000	302,281

T-Mobile USA, Inc. 2.70% due 3/15/2032	491,000	441,421

		2,112,825
Trucking & Leasing – 0.6%

SMBC Aviation Capital Finance DAC 5.55% due 4/3/2034(1)	1,073,000	1,106,613

		1,106,613
Water – 0.1%

Aegea Finance SARL 9.00% due 1/20/2031(1)	261,000	276,227

		276,227

Total Corporate Bonds & Notes (Cost $83,480,128)		85,342,896
Municipals – 0.3%

Oklahoma Development Finance Authority Series C 5.45% due 8/15/2028	230,000	228,673

Public Finance Authority 7.087% due 7/1/2060	360,000	362,489

Total Municipals (Cost $582,964)		591,162

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

December 31, 2025	Principal Amount	Value
Non-Agency Mortgage-Backed Securities – 9.4%

Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class C 6.284% due 1/15/2037(1)(2)(3)	$1,000,000	$1,001,150

BANK
Series 2019-BN24, Class AS 3.283% due 11/15/2062(2)(3)	1,413,000	1,327,956
Series 2022-BNK43, Class B 5.151% due 8/15/2055(2)(3)	500,000	478,620

BBCMS Mortgage Trust Series 2024-5C29, Class B 5.858% due 9/15/2057(2)(3)	300,000	306,895

Benchmark Mortgage Trust
Series 2024-V11, Class AM 6.201% due 11/15/2057(2)(3)	1,000,000	1,045,156
Series 2024-V5, Class AM 6.417% due 1/10/2057(2)(3)	855,000	891,253
Series 2024-V5, Class B 6.059% due 1/10/2057(2)(3)	360,000	367,668

BMO Mortgage Trust Series 2023-C6, Class AS 6.55% due 9/15/2056(2)(3)	950,000	1,017,140

BX Commercial Mortgage Trust
Series 2025-BCAT, Class C 5.65% due 8/15/2042(1)(2)(3)	210,823	211,086
Series 2025-BCAT, Class D 6.40% due 8/15/2042(1)(2)(3)	159,075	159,471

Citigroup Commercial Mortgage Trust Series 2016-C3, Class AS 3.366% due 11/15/2049(2)(3)	1,125,000	1,102,988

Dwight Issuer LLC Series 2025-FL1, Class AS 6.021% due 6/18/2042(1)(2)(3)	639,000	641,950

Greystone CRE Notes LLC Series 2025-FL4, Class B 6.339% due 1/15/2043(1)(2)(3)	114,500	114,735

MF1 LLC
Series 2025-FL19, Class AS 5.726% due 5/18/2042(1)(2)(3)	1,053,777	1,056,640
Series 2025-FL19, Class B 6.076% due 5/18/2042(1)(2)(3)	1,092,085	1,094,106

Morgan Stanley Capital I Trust
Series 2020-L4, Class AS 2.88% due 2/15/2053	750,000	689,539
Series 2021-L6, Class AS 2.749% due 6/15/2054(2)(3)	1,700,000	1,513,412

Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1 5.439% due 7/25/2070(1)(2)(3)	192,686	194,220
Series 2025-NQM6, Class A1 5.152% due 7/25/2070(1)(2)(3)	542,743	544,611
Series 2025-NQM9, Class A1 5.016% due 9/25/2070(1)(2)(3)	490,243	491,112

December 31, 2025		Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

NEW Residential Mortgage Loan Trust Series 2025-NQM2, Class A1 5.566% due 4/25/2065(1)(2)(3)		$344,258	$348,040

OBX Trust
Series 2025-NQM14, Class A1 5.162% due 7/25/2065(1)(2)(3)		186,776	187,614
Series 2025-NQM4, Class A1 5.40% due 2/25/2055(1)(2)(3)		739,241	744,300

PMT Loan Trust Series 2025-INV4, Class A9 5.50% due 3/25/2056(1)(2)(3)		668,778	673,063

Provident Funding Mortgage Trust Series 2025-2, Class A4 5.50% due 6/25/2055(1)(2)(3)		718,382	722,663

Stack Infrastructure Issuer LLC Series 2021-1A, Class A2 1.877% due 3/26/2046(1)		1,250,000	1,240,814

Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A 5.116% due 2/15/2040(1)(2)(3)		300,955	300,784

Total Non-Agency Mortgage-Backed Securities (Cost $18,664,767)			18,466,986
Foreign Government – 2.7%

Angola Government International Bonds, Reg S 8.00% due 11/26/2029	USD	457,000	445,999

Dominican Republic International Bonds 4.875% due 9/23/2032(1)	USD	562,000	540,194

Eagle Funding Luxco SARL 5.50% due 8/17/2030(1)	USD	370,000	376,878

Egypt Government International Bonds, Reg S 7.30% due 9/30/2033	USD	510,000	524,334

Ivory Coast Government International Bonds 7.625% due 1/30/2033(1)	USD	562,000	607,559

Nigeria Government International Bonds, Reg S 7.375% due 9/28/2033	USD	591,000	601,062

Republic of South Africa Government International Bonds, Reg S 7.10% due 11/19/2036	USD	430,000	461,751

Romania Government International Bonds 6.625% due 5/16/2036(1)	USD	402,000	419,005

Serbia International Bonds 6.00% due 6/12/2034(1)	USD	651,000	673,028

Turkiye Government International Bonds
5.875% due 5/21/2030	EUR	288,000	364,578
7.625% due 5/15/2034	USD	218,000	236,853

Total Foreign Government (Cost $4,867,558)			5,251,241

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

December 31, 2025	Principal Amount	Value
U.S. Government Securities – 22.2%
U.S. Treasury Bonds
4.25% due 2/15/2054	$2,000,000	$1,808,125
4.50% due 11/15/2054	11,340,000	10,695,923
4.625% due 11/15/2044	25,839,000	25,320,201
4.875% due 8/15/2045	750,000	757,266

U.S. Treasury Notes
3.50% due 10/31/2027	1,400,000	1,400,328
4.25% due 1/31/2030	3,274,000	3,346,770

Total U.S. Government Securities (Cost $43,911,453)		43,328,613
Repurchase Agreements – 0.2%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $286,551, due 1/2/2026(5)	286,534	286,534

Total Repurchase Agreements (Cost $286,534)		286,534

Total Investments – 99.1% (Cost $192,176,718)		193,720,467

Assets in excess of other liabilities – 0.9%		1,828,921

Total Net Assets – 100.0%		$195,549,388
(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2025, the aggregate market value of these securities amounted to $81,668,775, representing 41.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at December 31, 2025.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	4/30/2027	$293,700	$292,282

Open forward foreign currency contracts at December 31, 2025:

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Depreciation
State Street Bank & Trust Co.	1/16/2026	370,999	USD	318,000	EUR	$(2,909)
Total						$(2,909)

Open futures contracts at December 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2026	108	Long	$22,826,780	$22,549,219	$(277,561)
U.S. 5-Year Treasury Note	March 2026	37	Long	4,059,430	4,044,273	(15,157)
Total				$26,886,210	$26,593,492	$(292,718)

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

EUR — Euro

PIK — Payment–In–Kind

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$40,453,035	$—	$40,453,035
Corporate Bonds & Notes	—	85,342,896	—	85,342,896
Municipals	—	591,162	—	591,162
Non-Agency Mortgage-Backed Securities	—	18,466,986	—	18,466,986
Foreign Government	—	5,251,241	—	5,251,241
U.S. Government Securities	—	43,328,613	—	43,328,613
Repurchase Agreements	—	286,534	—	286,534
Total	$—	$193,720,467	$—	$193,720,467
Other Financial Instruments
Forward Forward Currency Contracts
Liabilities	$—	$(2,909)	$—	$(2,909)
Futures Contracts
Liabilities	$(292,718)	$—	$—	$(292,718)
Total	$(292,718)	$(2,909)	$—	$(295,627)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statement of Assets and Liabilities As of December 31, 2025

Assets

Investments, at value	$193,720,467

Interest receivable	2,095,024

Cash deposits with brokers for futures contracts	193,435

Prepaid expenses	8,012

Total Assets	196,016,938

Liabilities

Payable for variation margin on futures contracts	205,334

Investment advisory fees payable	79,880

Payable for fund shares redeemed	63,801

Distribution fees payable	41,864

Accrued custodian and accounting fees	20,608

Accrued audit fees	13,109

Unrealized depreciation on open forward foreign currency contracts	2,909

Accrued trustees’ and officers’ fees	1,006

Accrued expenses and other liabilities	39,039

Total Liabilities	467,550

Total Net Assets	$195,549,388

Net Assets Consist of:

Paid-in capital	$197,688,441

Distributable loss	(2,139,053)

Total Net Assets	$195,549,388

Investments, at Cost	$192,176,718

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	19,041,252

Net Asset Value Per Share	$10.27

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Interest	$10,929,059

Total Investment Income	10,929,059

Expenses

Investment advisory fees	927,493

Distribution fees	515,274

Professional fees	90,195

Trustees’ and officers’ fees	71,568

Administrative fees	56,717

Custodian and accounting fees	55,998

Transfer agent fees	17,326

Shareholder reports	3,541

Other expenses	13,472

Total Expenses	1,751,584

Less: Fees waived	(82,965)

Total Expenses, Net	1,668,619

Net Investment Income/(Loss)	9,260,440

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	(770,822)

Net realized gain/(loss) from futures contracts	4,948

Net realized gain/(loss) from forward foreign currency contracts	(22,883)

Net realized gain/(loss) from foreign currency transactions	3,751

Net change in unrealized appreciation/(depreciation) on investments	4,742,531

Net change in unrealized appreciation/(depreciation) on futures contracts	458,704

Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	(2,909)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	129

Net Gain on Investments, Derivative Contracts and Foreign Currency Transactions	4,413,449

Net Increase in Net Assets Resulting From Operations	$13,673,889

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$9,260,440	$10,782,882

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	(785,006)	1,430,065

Net change in unrealized appreciation/(depreciation) on investments, derivative contracts and translation of assets and liabilities in foreign currencies	5,198,455	(7,781,044)

Net Increase in Net Assets Resulting from Operations	13,673,889	4,431,903

Capital Share Transactions

Proceeds from sales of shares	13,756,884	29,429,874

Cost of shares redeemed	(52,112,538)	(67,669,702)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(38,355,654)	(38,239,828)

Net Decrease in Net Assets	(24,681,765)	(33,807,925)

Net Assets

Beginning of year	220,231,153	254,039,078

End of year	$195,549,388	$220,231,153

Other Information:

Shares

Sold	1,378,364	3,116,534

Redeemed	(5,264,459)	(7,086,075)

Net Decrease	(3,886,095)	(3,969,541)

10	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

11

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$9.61	$0.45	$0.21	$0.66	$10.27	6.87%

Year Ended 12/31/24	9.44	0.43	(0.26)	0.17	9.61	1.80%

Year Ended 12/31/23	8.98	0.36	0.10	0.46	9.44	5.12%

Year Ended 12/31/22	10.61	0.24	(1.87)	(1.63)	8.98	(15.36)%

Year Ended 12/31/21	10.70	0.18	(0.27)	(0.09)	10.61	(0.84)%

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$195,549	0.81%	0.85%	4.49%	4.45%	107%

220,231	0.79%	0.85%	4.51%	4.45%	201%

254,039	0.79%	0.82%	3.94%	3.91%	324%

266,370	0.79%	0.80%	2.54%	2.53%	154%

355,203	0.79%	0.79%	1.68%	1.68%	155%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Total Return Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on high current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

Forward Foreign Currency Contracts The Fund may enter into forward foreign currency contracts. A forward

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

foreign currency contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. These contracts may be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Forward contracts to purchase or sell a foreign currency may also be used by the Fund in anticipation of future purchases (or in settlement of such purchases) or sales of securities denominated in foreign currency, or to exchange one currency for another. Upon entering into a forward foreign currency contract, the Fund may be required to post margin equal to its outstanding exposure thereunder. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the forward foreign currency contract is settled.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. During the year ended December 31, 2025, the Fund entered into credit default swaps for risk exposure management and to enhance potential return. There were no credit default swaps held as of December 31, 2025.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities,

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of December 31, 2025.

f. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/ (depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

g. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

h. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

i. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

j. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.82% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.79%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $82,965.

Park Avenue has entered into a Sub-Advisory Agreement with Massachusetts Financial Services Company (“MFS”), effective March 3, 2025. Prior to this date, the Fund did not have a sub-adviser. MFS is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $515,274 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (“TBA”) securities) for the year ended December 31, 2025, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$123,371,933	$94,466,290
Sales	114,756,259	122,775,711

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

TBA securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

e. Mortgage Dollar Rolls The Fund may engage from time to time in mortgage dollar roll transactions, which involve a sale by the Fund of a mortgage-backed security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. These transactions are typically used for short term financing. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for the Fund. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll transaction, while substantially similar, may be inferior to the securities initially sold by the Fund to the counterparty. The transactions involve the risk that the market price of mortgage-backed securities in a mortgage dollar roll transaction decline below the agreed-upon future repurchase price. Conversely, the market value of the securities subject to a Fund’s forward sale commitment may increase above the exercise price of the forward commitment. Dollar rolls (and when-issued, delayed delivery and to-be-announced transactions) are speculative techniques that may result in leverage and increased volatility. These transactions may also increase risk associated with volatility and losses and are subject to counterparty risk. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2025, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the year ended December 31, 2025 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Although forward foreign currency contracts are intended, when used for hedging purposes, to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain which might result should the value of such currencies increase. In addition, these contracts are subject to the risk that the counterparty may not be able to meet the terms of the contracts as well as the risk of unanticipated movements in the value of foreign currencies relative to the U.S. dollar. Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund used forward foreign currency contracts for the year ended December 31, 2025.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure,

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

(iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of December 31, 2025, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Foreign Currency Contracts

Liability Derivatives
Forward Foreign Currency Contracts[1]	$—	$(2,909)
Futures Contracts[2]	(292,718)	—
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

[2]	Statement of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.

Transactions in derivative investments for the year ended December 31, 2025 were as follows:

	Interest Rate Contracts	Foreign Currency Contracts

Net Realized Gain/(Loss)
Forward Foreign Currency Contracts[1]	$—	$(22,883)
Futures Contracts[2]	4,948	—

Net Change in Unrealized Appreciation/(Depreciation)
Forward Foreign Currency Contracts[3]	$—	$(2,909)
Futures Contracts[4]	458,704	—

Average Number of Notional Amounts
Forward Foreign Currency Contracts	$—	$282,032
Futures Contracts[5]	157	—

[1]	Statement of Operations location: Net realized gain/(loss) from forward foreign currency contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[5]	Amount represents number of contracts.

k. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

l. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian Total Return Bond VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian Total Return Bond VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

23

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 4-5, 2024 the Board approved submitting the following proposals (the “Proposals”) to shareholders of the applicable Funds at a special shareholder meeting (the “Special Meeting”). The Special Meeting was originally scheduled to be held on January 31, 2025 and was adjourned to February 14, 2025.

Proposal with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund only:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Proposal with respect to Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund only:

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

On or about January 3, 2025, shareholders of record of the applicable Funds as of the close of business on October 31, 2024 were sent a proxy statement containing information regarding each of the Proposals. The proxy statement(s) also included information about the Special Meeting, at which shareholders of the applicable Funds were asked to consider and approve the Proposals. In addition, the proxy statement(s)

included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was reconvened on February 14, 2025, and each of the above Proposals passed.

The results of the Special Meeting were as follows:

Proposal 1: To change the sub-classification of each of Guardian Large Cap Fundamental Growth VIP Fund and Guardian Large Cap Disciplined Growth VIP Fund from a “diversified” fund to a “non-diversified” fund and to eliminate the related fundamental investment restrictions.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Large Cap Fundamental Growth VIP Fund	5,486,811.696	627,234.899	407,511.095
Guardian Large Cap Disciplined Growth VIP Fund	9,790,610.732	1,292,415.741	925,701.672

Proposal 2: To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of Guardian Mid Cap Traditional Growth VIP Fund, Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Short Duration Bond VIP Fund, and Guardian Total Return Bond VIP Fund without obtaining shareholder approval.

Fund	Votes For	Votes Against/ Withheld	Abstentions
Guardian Mid Cap Traditional Growth VIP Fund	1,878,743.904	184,448.897	97,299.135
Guardian Diversified Research VIP Fund	3,315,653.786	298,055.043	306,599.121
Guardian Growth & Income VIP Fund	4,307,788.446	465,121.321	287,991.312
Guardian Mid Cap Relative Value VIP Fund	4,701,812.837	499,998.861	282,721.822
Guardian Balanced Allocation VIP Fund	14,321,528.326	1,887,736.077	1,430,466.129
Guardian Short Duration Bond VIP Fund	12,135,837.474	1,244,133.676	710,288.153
Guardian Total Return Bond VIP Fund	19,195,546.683	1,928,257.330	1,377,051.537

24

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10524

Guardian Variable

Products Trust

2025

Annual Report

Financial Statements and Other Information

All Data as of December 31, 2025

Guardian U.S. Government/Credit VIP Fund

(formerly, Guardian U.S. Government Securities VIP Fund)

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian U.S. Government/Credit VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of December 31, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

December 31, 2025	Principal Amount	Value
Agency Mortgage-Backed Securities – 2.9%

Federal Home Loan Mortgage Corp.
5.198% due 8/1/2055(1)(2)	$158,872	$160,640
5.436% due 10/1/2055(1)(2)	93,694	94,795
5.439% due 8/1/2055(1)(2)	65,074	66,094
5.526% due 7/1/2055(1)(2)	166,506	169,154
5.639% due 8/1/2055(1)(2)	92,695	94,353
5.884% due 5/1/2055(1)(2)	128,986	132,054
6.01% due 8/1/2054(1)(2)	61,913	63,476

Federal National Mortgage Association
5.022% due 2/1/2055(1)(2)	90,125	91,317
5.473% due 10/1/2055(1)(2)	36,488	37,029
5.575% due 10/1/2053(1)(2)	21,612	22,044
5.717% due 8/1/2055(1)(2)	138,236	141,190
5.901% due 2/1/2054(1)(2)	37,122	38,105
5.995% due 9/1/2055(1)(2)	482,844	496,906

Uniform Mortgage-Backed Security
4.50% due 1/1/2040(3)	141,000	141,050
4.50% due 2/1/2040(3)	825,000	824,935
5.00% due 1/1/2040(3)	107,000	108,362
5.00% due 2/1/2041(3)	576,000	583,129
5.50% due 2/1/2041(3)	676,000	692,855

Total Agency Mortgage-Backed Securities (Cost $3,955,608)		3,957,488
Asset-Backed Securities – 4.2%

Benefit Street Partners CLO X Ltd. Series 2016-10A, Class A1R3 5.184% (3 mo. USD Term SOFR + 1.3%) due 7/20/2038(1)(4)	420,000	420,317

Benefit Street Partners CLO XX Ltd. Series 2020-20A, Class ARR 5.195% (3 mo. USD Term SOFR + 1.29%) due 7/15/2037(1)(4)	360,000	360,284

Birch Grove CLO 8 Ltd. Series 2024-8A, Class A1 5.514% (3 mo. USD Term SOFR + 1.63%) due 4/20/2037(1)(4)	1,000,000	1,002,215

BlueMountain CLO Ltd. Series 2014-2A, Class BR2 5.896% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(4)	600,000	600,340

Neuberger Berman Loan Advisers CLO 34 Ltd. Series 2019-34A, Class A1R2 5.184% (3 mo. USD Term SOFR + 1.3%) due 7/20/2039(1)(4)	320,000	320,908

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(4)	379,680	381,646

Parallel Ltd. Series 2023-1A, Class A1R 5.274% (3 mo. USD Term SOFR + 1.39%) due 7/20/2036(1)(4)	710,000	710,853

December 31, 2025	Principal Amount	Value
Asset-Backed Securities (continued)

Silver Point CLO 12 Ltd. Series 2025-12A, Class A1 5.289% (3 mo. USD Term SOFR + 1.31%) due 10/15/2038(1)(4)	$1,000,000	$1,001,288

Voya CLO Ltd. Series 2019-1A, Class A2RR 5.505% (3 mo. USD Term SOFR + 1.6%) due 10/15/2037(1)(4)	1,000,000	1,000,873

Total Asset-Backed Securities (Cost $5,797,047)		5,798,724
Corporate Bonds & Notes – 40.5%

Aerospace & Defense – 0.8%

Boeing Co. 6.298% due 5/1/2029	1,000,000	1,061,448

		1,061,448
Agriculture – 0.3%

BAT Capital Corp. 6.343% due 8/2/2030	342,000	369,897

		369,897
Airlines – 0.1%

United Airlines Pass-Through Trust Series 2020-1, Class A 5.875% due 10/15/2027	138,064	141,564

		141,564
Auto Manufacturers – 1.2%

Ford Motor Credit Co. LLC 7.35% due 11/4/2027	876,000	914,262

Honda Motor Co. Ltd. 4.688% due 7/8/2030	657,000	665,200

		1,579,462
Commercial Banks – 7.5%

AIB Group PLC 6.608% (6.608% fixed rate until 9/13/2028; 1 day USD SOFR + 2.33% thereafter) due 9/13/2029(1)(4)	431,000	457,707

Capital One 5.974% (5 yr. USD Swap rate + 1.73%) due 8/9/2028(1)	518,000	538,195

Citigroup, Inc. 6.27% (6.27% fixed rate until 11/17/2032; 1 day USD SOFR + 2.34% thereafter) due 11/17/2033(1)	1,113,000	1,211,803

Citizens Financial Group, Inc. 5.253% (5.253% fixed rate until 3/5/2030; 1 day USD SOFR + 1.26% thereafter) due 3/5/2031(1)	731,000	751,137

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

December 31, 2025	Principal Amount	Value
Commercial Banks (continued)

Goldman Sachs Group, Inc. 2.383% (2.383% fixed rate until 7/21/2031; 1 day USD SOFR + 1.25% thereafter) due 7/21/2032(1)	$782,000	$700,368
5.218% (5.218% fixed rate until 4/23/2030; 1 day USD SOFR + 1.58% thereafter) due 4/23/2031(1)	350,000	361,497

JPMorgan Chase & Co. 2.956% (2.956% fixed rate until 5/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter) due 5/13/2031(1)	347,000	327,347
2.963% (2.963% fixed rate until 1/25/2032; 1 day USD SOFR + 1.26% thereafter) due 1/25/2033(1)	1,054,000	967,235
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(1)	269,000	276,165
5.576% (5.576% fixed rate until 7/23/2035; 1 day USD SOFR + 1.64% thereafter) due 7/23/2036(1)	165,000	170,684

Morgan Stanley 5.042% (5.042% fixed rate until 7/19/2029; 1 day USD SOFR + 1.22% thereafter) due 7/19/2030(1)	1,089,000	1,116,537
5.123% (5.123% fixed rate until 2/1/2028; 1 day USD SOFR + 1.73% thereafter) due 2/1/2029(1)	400,000	408,333
6.342% (6.342% fixed rate until 10/18/2032; 1 day USD SOFR + 2.56% thereafter) due 10/18/2033(1)	580,000	635,664
Series I 4.892% (4.892% fixed rate until 10/22/2035; 1 day USD SOFR + 1.31% thereafter) due 10/22/2036(1)	159,000	157,593

U.S. Bancorp 5.046% (5.046% fixed rate until 2/12/2030; 1 day USD SOFR + 1.06% thereafter) due 2/12/2031(1)	375,000	385,182

UBS Group AG 2.746% (2.746% fixed rate until 2/11/2032; 1 yr. CMT rate + 1.10% thereafter) due 2/11/2033(1)(4)	794,000	712,004

Wells Fargo & Co. 3.35% (3.35% fixed rate until 3/2/2032; 1 day USD SOFR + 1.50% thereafter) due 3/2/2033(1)	477,000	445,202

December 31, 2025	Principal Amount	Value
Commercial Banks (continued)
5.389% (5.389% fixed rate until 4/24/2033; 1 day USD SOFR + 2.02% thereafter) due 4/24/2034(1)	$614,000	$638,825

		10,261,478
Commercial Services – 0.8%

Global Payments, Inc. 5.20% due 11/15/2032	278,000	278,130

Rentokil Terminix Funding LLC 5.625% due 4/28/2035(4)	229,000	236,009

Rollins, Inc. 5.25% due 2/24/2035	602,000	614,200

		1,128,339
Computers – 0.6%

Booz Allen Hamilton, Inc. 3.875% due 9/1/2028(4)	381,000	373,957

Gartner, Inc. 4.50% due 7/1/2028(4)	383,000	381,761

		755,718
Cosmetics & Personal Care – 0.3%

Kenvue, Inc. 4.90% due 3/22/2033	409,000	417,347

		417,347
Diversified Financial Services – 2.3%

Air Lease Corp. 5.85% due 12/15/2027	445,000	457,437

Aircastle Ltd. 2.85% due 1/26/2028(4)	671,000	651,956

Apollo Global Management, Inc. 4.60% due 1/15/2031	406,000	408,254

Atlas Warehouse Lending Co. LP 4.95% due 11/15/2030(4)	291,000	291,967

Avolon Holdings Funding Ltd. 3.25% due 2/15/2027(4)	786,000	777,264

LPL Holdings, Inc. 4.625% due 11/15/2027(4)	377,000	376,988
5.20% due 3/15/2030	201,000	205,690

		3,169,556
Electric – 5.3%

Alliant Energy Finance LLC 5.95% due 3/30/2029(4)	353,000	368,963

American Transmission Systems, Inc. 2.65% due 1/15/2032(4)	243,000	218,650

Capital Power U.S. Holdings, Inc. 6.189% due 6/1/2035(4)	189,000	197,311

DTE Energy Co. 5.10% due 3/1/2029	551,000	564,635

Entergy Texas, Inc. 5.25% due 4/15/2035	809,000	829,721

Evergy Kansas Central, Inc. 5.25% due 3/15/2035	108,000	110,091

Evergy Missouri West, Inc. 5.65% due 6/1/2034(4)	696,000	720,373

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

December 31, 2025	Principal Amount	Value
Electric (continued)

Fells Point Funding Trust 3.046% due 1/31/2027(4)	$313,000	$309,218

FirstEnergy Pennsylvania Electric Co. 3.25% due 3/15/2028(4)	629,000	616,306

Idaho Power Co. 5.20% due 8/15/2034	363,000	373,361

Kentucky Utilities Co. Series KENT 5.45% due 4/15/2033	450,000	472,000

Liberty Utilities Co. 5.869% due 1/31/2034(4)	356,000	374,468

Monongahela Power Co. 5.85% due 2/15/2034(4)	437,000	461,829

NorthWestern Corp. 5.073% due 3/21/2030(4)	449,000	460,366

PSEG Power LLC 5.75% due 5/15/2035(4)	117,000	121,430

Public Service Enterprise Group, Inc. 5.20% due 4/1/2029	367,000	377,239

Puget Energy, Inc. 5.725% due 3/15/2035	464,000	476,136

Vistra Operations Co. LLC 6.95% due 10/15/2033(4)	150,000	167,151

		7,219,248
Electronics – 0.4%

Amphenol Corp. 4.40% due 2/15/2033	573,000	566,980

		566,980
Equity Fund – 0.4%

Blackstone Reg Finance Co. LLC 4.95% due 2/15/2036	245,000	243,209

KKR & Co., Inc. 5.10% due 8/7/2035	357,000	357,001

		600,210
Food – 0.8%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.625% due 1/15/2032	413,000	386,474

JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 5.50% due 1/15/2036(4)	372,000	378,010

Pilgrim’s Pride Corp. 3.50% due 3/1/2032	387,000	357,509

		1,121,993
Gas – 0.3%

National Fuel Gas Co. 4.75% due 9/1/2028	370,000	374,015

		374,015
Healthcare-Products – 0.5%

Baxter International, Inc. 5.65% due 12/15/2035	233,000	235,800

Solventum Corp. 5.45% due 3/13/2031	300,000	312,936

December 31, 2025	Principal Amount	Value
Healthcare-Products (continued)

VSP Optical Group, Inc. 5.45% due 12/1/2035(4)	$161,000	$162,072

		710,808
Healthcare-Services – 2.0%

Beth Israel Lahey Health, Inc. Series O 4.717% due 7/1/2030	300,000	301,684

Centene Corp. 3.375% due 2/15/2030	390,000	358,891

CommonSpirit Health 5.318% due 12/1/2034	359,000	365,684

Fresenius Medical Care U.S. Finance III, Inc. 3.00% due 12/1/2031(4)	301,000	271,407

HCA, Inc. 5.45% due 4/1/2031	363,000	378,863

Providence St. Joseph Health Obligated Group 5.369% due 10/1/2032	566,000	583,511

UnitedHealth Group, Inc. 4.50% due 4/15/2033	543,000	539,889

		2,799,929
Insurance – 2.7%

Assurant, Inc. 5.55% due 2/15/2036	185,000	187,969

Athene Global Funding 5.322% due 11/13/2031(4)	552,000	559,632

Brighthouse Financial Global Funding 2.00% due 6/28/2028(4)	399,000	374,395

Brown & Brown, Inc. 2.375% due 3/15/2031	536,000	480,584
5.25% due 6/23/2032	36,000	36,815
5.55% due 6/23/2035	73,000	74,851

Corebridge Global Funding 4.90% due 8/21/2032(4)	139,000	139,836

GA Global Funding Trust 5.50% due 4/1/2032(4)	303,000	309,704

New York Life Global Funding 4.55% due 1/28/2033(4)	951,000	948,022

Pricoa Global Funding I 4.75% due 8/26/2032(4)	174,000	175,179

RGA Global Funding 5.00% due 8/25/2032(4)	431,000	434,265

		3,721,252
Internet – 1.2%

AppLovin Corp. 5.375% due 12/1/2031	269,000	278,945

MercadoLibre, Inc. 3.125% due 1/14/2031	375,000	347,136

Uber Technologies, Inc. 4.50% due 8/15/2029(4)	915,000	915,112
4.80% due 9/15/2035	108,000	107,430

		1,648,623

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

December 31, 2025	Principal Amount	Value
Investment Companies – 0.1%

HAT Holdings I LLC/HAT Holdings II LLC 8.00% due 6/15/2027(4)	$118,000	$122,481

		122,481
Leisure Time – 0.7%

Carnival Corp. 4.00% due 8/1/2028(4)	500,000	492,635

Royal Caribbean Cruises Ltd. 3.70% due 3/15/2028	525,000	519,080

		1,011,715
Lodging – 0.2%

Las Vegas Sands Corp. 3.50% due 8/18/2026	243,000	241,858

		241,858
Machinery-Diversified – 0.7%

Vent Finance SARL 4.55% due 4/15/2028	548,000	551,073

Regal Rexnord Corp. 6.30% due 2/15/2030	352,000	373,071

		924,144
Mining – 0.9%

Anglo American Capital PLC 5.50% due 5/2/2033(4)	200,000	206,907
5.625% due 4/1/2030(4)	269,000	280,901

Glencore Funding LLC 5.186% due 4/1/2030(4)	721,000	740,948

		1,228,756
Oil & Gas – 1.1%

Continental Resources, Inc. 4.375% due 1/15/2028	443,000	442,133

Occidental Petroleum Corp. 5.20% due 8/1/2029	290,000	297,247

Ovintiv, Inc. 5.65% due 5/15/2028	179,000	184,276
7.375% due 11/1/2031	169,000	188,490

Patterson-UTI Energy, Inc. 3.95% due 2/1/2028	463,000	457,771

		1,569,917
Pharmaceuticals – 1.2%

Bayer U.S. Finance LLC 6.375% due 11/21/2030(4)	914,000	977,181

EMD Finance LLC 4.625% due 10/15/2032(4)	690,000	690,961

		1,668,142
Pipelines – 2.2%

Colonial Pipeline Co. 7.63% due 4/15/2032(4)	300,000	339,364

Columbia Pipelines Holding Co. LLC 4.999% due 11/17/2032(4)	188,000	187,983
5.097% due 10/1/2031(4)	371,000	377,261

DT Midstream, Inc. 4.125% due 6/15/2029(4)	250,000	246,704

December 31, 2025	Principal Amount	Value
Pipelines (continued)

Energy Transfer LP 7.375% due 2/1/2031(4)	$720,000	$748,053

NGPL PipeCo LLC 3.25% due 7/15/2031(4)	612,000	563,015

ONEOK, Inc. 5.375% due 6/1/2029	359,000	369,933

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% due 1/15/2029	144,000	145,716

		2,978,029
Real Estate Investment Trusts – 2.5%

American Tower Corp. 4.70% due 12/15/2032	539,000	539,117

Crown Castle, Inc. 3.30% due 7/1/2030	489,000	463,844

Invitation Homes Operating Partnership LP 4.95% due 1/15/2033	348,000	353,053

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% due 6/15/2029(4)	425,000	420,227

Prologis Targeted U.S. Logistics Fund LP 4.75% due 1/15/2036(4)	310,000	302,792

Public Storage Operating Co. 4.375% due 7/1/2030	227,000	228,852

Regency Centers LP 5.00% due 7/15/2032	219,000	224,222

Tanger Properties LP 2.75% due 9/1/2031	327,000	295,905

VICI Properties LP/VICI Note Co., Inc. 4.625% due 12/1/2029(4)	646,000	644,739

		3,472,751
Semiconductors – 1.5%

Broadcom, Inc. 4.15% due 4/15/2032(4)	653,000	638,532
4.90% due 7/15/2032	258,000	263,419

Foundry JV Holdco LLC 5.50% due 1/25/2031(4)	647,000	667,830

Marvell Technology, Inc. 5.75% due 2/15/2029	445,000	464,041

		2,033,822
Software – 1.3%

Fiserv, Inc. 3.50% due 7/1/2029	173,000	167,767

Oracle Corp. 4.65% due 5/6/2030	545,000	540,225
4.80% due 9/26/2032	405,000	390,996
4.90% due 2/6/2033	175,000	168,419

Paychex, Inc. 5.35% due 4/15/2032	537,000	556,110

		1,823,517

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

December 31, 2025	Principal Amount		Value
Telecommunications – 0.3%

T-Mobile USA, Inc. 3.375% due 4/15/2029		$386,000	$376,204

			376,204
Transportation – 0.3%

GXO Logistics, Inc. 6.25% due 5/6/2029		385,000	405,458

			405,458

Total Corporate Bonds & Notes (Cost $54,559,219)			55,504,661
Non-Agency Mortgage-Backed Securities – 0.6%

BBCMS Mortgage Trust Series 2025-5C34, Class A3 5.659% due 5/15/2058		200,000	209,390

Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-5C1, Class A3 5.635% due 3/15/2058		240,000	250,731

Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class A4 2.942% due 10/15/2049		418,000	414,386

Total Non-Agency Mortgage-Backed Securities (Cost $862,984)			874,507
Foreign Government – 0.3%

Cassa Depositi e Prestiti SpA Series 144A 4.375% due 10/1/2030(4)	USD	329,000	329,076

Total Foreign Government (Cost $329,564)			329,076
U.S. Government Securities — 51.4%

U.S. Treasury Notes
1.50% due 11/30/2028		$2,343,000	$2,211,389
1.875% due 2/15/2032		2,011,000	1,793,482
2.625% due 5/31/2027		2,713,000	2,680,571
3.50% due 4/30/2030		2,023,000	2,008,381
3.625% due 8/31/2029		7,020,000	7,018,903
3.625% due 8/31/2030		4,914,000	4,896,532
3.875% due 8/15/2034		2,023,000	1,991,865
4.125% due 1/31/2027		1,626,000	1,636,099
4.125% due 2/28/2027		2,957,000	2,976,867
4.125% due 11/15/2027		2,933,000	2,966,455
4.125% due 10/31/2029		6,142,000	6,247,086

December 31, 2025	Principal Amount	Value
U.S. Government Securities (continued)
4.25% due 2/28/2029	$4,513,000	$4,604,318
4.25% due 6/30/2029	4,649,000	4,747,247
4.25% due 1/31/2030	6,295,000	6,434,916
4.25% due 11/15/2034	1,605,000	1,621,865
4.25% due 8/15/2035	1,016,000	1,023,303
4.375% due 7/15/2027	2,931,000	2,969,927
4.375% due 8/31/2028	3,719,000	3,797,593
4.50% due 5/31/2029	4,688,000	4,822,780
4.625% due 2/15/2035	879,300	912,720
4.875% due 10/31/2030	2,951,000	3,099,933

Total U.S. Government Securities (Cost $69,902,015)		70,462,232
Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 1.06%, dated 12/31/2025, proceeds at maturity value of $1,104,456, due 1/2/2026(5)	1,104,391	1,104,391

Total Repurchase Agreements (Cost $1,104,391)		1,104,391

Total Investments – 100.7% (Cost $136,510,828)		138,031,079

Liabilities in excess of other assets – (0.7)%		(921,936)

Total Net Assets – 100.0%		$137,109,143

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at December 31, 2025.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	TBA — To be announced.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At December 31, 2025, the aggregate market value of these securities amounted to $27,719,626, representing 20.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	4/30/2027	$1,132,000	$1,126,523

Open futures contracts at December 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	March 2026	39	Long	$8,137,878	$8,142,773	$4,895
U.S. 5-Year Treasury Note	March 2026	54	Long	6,072,037	5,902,453	(169,584)
Total				$14,209,915	$14,045,226	$(164,689)

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$3,957,488	$—	$3,957,488
Asset-Backed Securities	—	5,798,724	—	5,798,724
Corporate Bonds & Notes	—	55,504,661	—	55,504,661
Non-Agency Mortgage-Backed Securities	—	874,507	—	874,507
Foreign Government	—	329,076	—	329,076
U.S. Government Securities	—	70,462,232	—	70,462,232
Repurchase Agreements	—	1,104,391	—	1,104,391
Total	$—	$138,031,079	$—	$138,031,079
Other Financial Instruments
Futures Contracts
Assets	$4,895	$—	$—	$4,895
Liabilities	(169,584)	—	—	(169,584)
Total	$(164,689)	$—	$—	$(164,689)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Statement of Assets and Liabilities As of December 31, 2025
Assets

Investments, at value	$138,031,079

Receivable for investments sold	3,011,660

Interest receivable	1,546,148

Cash deposits with brokers for futures contracts	114,300

Reimbursement receivable from adviser	12,677

Prepaid expenses	5,665

Total Assets	142,721,529

Liabilities

Payable for investments purchased	5,353,492

Payable for fund shares redeemed	79,549

Investment advisory fees payable	55,207

Payable for variation margin on futures contracts	31,779

Distribution fees payable	29,366

Accrued custodian and accounting fees	15,969

Accrued audit fees	13,109

Accrued trustees’ and officers’ fees	711

Accrued expenses and other liabilities	33,204

Total Liabilities	5,612,386

Total Net Assets	$137,109,143

Net Assets Consist of:

Paid-in capital	$131,560,885

Distributable earnings	5,548,258

Total Net Assets	$137,109,143

Investments, at Cost	$136,510,828

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	12,891,464

Net Asset Value Per Share	$10.64

Statement of Operations For the Year Ended December 31, 2025
Investment Income

Interest	$6,471,948

Dividends	54,790

Total Investment Income	6,526,738

Expenses

Investment advisory fees	684,924

Distribution fees	364,321

Professional fees	72,446

Trustees’ and officers’ fees	50,551

Custodian and accounting fees	50,052

Administrative fees	47,641

Transfer agent fees	18,712

Shareholder reports	970

Other expenses	8,845

Total Expenses	1,298,462

Less: Fees waived	(220,071)

Total Expenses, Net	1,078,391

Net Investment Income/(Loss)	5,448,347

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(170,329)

Net realized gain/(loss) from futures contracts	(36,781)

Net change in unrealized appreciation/(depreciation) on investments	4,263,573

Net change in unrealized appreciation/(depreciation) on futures contracts	(100,958)

Net Gain on Investments and Derivative Contracts	3,955,505

Net Increase in Net Assets Resulting From Operations	$9,403,852

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Statements of Changes in Net Assets

	For the Year Ended 12/31/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$5,448,347	$6,141,327

Net realized gain/(loss) from investments and derivative contracts	(207,110)	(82,138)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	4,162,615	(2,855,944)

Net Increase in Net Assets Resulting from Operations	9,403,852	3,203,245

Capital Share Transactions

Proceeds from sales of shares	12,361,288	24,881,005

Cost of shares redeemed	(41,611,414)	(55,590,849)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(29,250,126)	(30,709,844)

Net Decrease in Net Assets	(19,846,274)	(27,506,599)

Net Assets

Beginning of year	156,955,417	184,462,016

End of year	$137,109,143	$156,955,417

Other Information:

Shares

Sold	1,192,443	2,538,412

Redeemed	(4,037,131)	(5,624,081)

Net Decrease	(2,844,688)	(3,085,669)

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Year Ended 12/31/25	$9.97	$0.39	$0.28	$0.67	$10.64	6.72%

Year Ended 12/31/24	9.80	0.35	(0.18)	0.17	9.97	1.73%

Year Ended 12/31/23	9.42	0.29	0.09	0.38	9.80	4.03%	(4)

Year Ended 12/31/22	10.27	0.11	(0.96)	(0.85)	9.42	(8.28)%

Year Ended 12/31/21	10.53	0.06	(0.32)	(0.26)	10.27	(2.47)%

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)	Gross Ratio of Expenses to Average Net Assets	Net Ratio of Net Investment Income to Average Net Assets(3)	Gross Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$137,109	0.74%	0.89%	3.74%	3.59%	157%

156,955	0.74%	0.88%	3.56%	3.42%	228%

184,462	0.75%	0.85%	3.07%	2.97%	369%	(4)

201,323	0.75%	0.83%	1.18%	1.10%	52%

273,908	0.75%	0.82%	0.61%	0.54%	64%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	The Fund’s portfolio turnover rate during the year reflects higher purchase and sale activities due to a significant inflow of assets into the Fund.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

December 31, 2025

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian U.S. Government/Credit VIP Fund (formerly, Guardian U.S. Government Securities VIP Fund) (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than the NASDAQ Stock Market, LLC (the “NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (the “NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the year ended December 31, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of December 31, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of December 31, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss.

There were no credit default swaps held as of December 31, 2025.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of December 31, 2025.

f. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/ (depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

g. Foreign Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the year ended December 31, 2025, the income taxes, net of refunds received, paid in foreign jurisdictions did not have a material impact to the Fund.

h. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

i. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

j. Segment Reporting Certain officers of the Fund, including the Fund’s Principal Executive and Principal Financial officers, serve as the Fund’s chief operating decision maker (“CODM”) for purposes of segment reporting. The CODM has determined that the Fund operates as a single operating segment because the Fund has a single investment strategy, as disclosed in its prospectus. The Fund’s long-term strategic asset allocation is determined in accordance with Fund’s investment objective and principal investment strategies as disclosed in the Fund’s prospectus. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.47% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.74% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the year ended December 31, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $220,071.

Park Avenue has entered into a Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), effective March 3, 2025. Prior to this date, the Fund did not have a sub-adviser. Lord Abbett is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2025, the Fund incurred distribution fees in the amount of $364,321 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (“TBA”) securities) for the year ended December 31, 2025, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$90,254,251	$132,413,929
Sales	60,203,945	182,462,379

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

TBA securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by the Fund to purchase the securities. The Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

f. Mortgage Dollar Rolls The Fund may engage from time to time in mortgage dollar roll transactions, which involve a sale by the Fund of a mortgage-backed security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. These transactions are typically used for short term financing. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for the Fund. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll transaction, while substantially similar, may be inferior to the securities initially sold by the Fund to the counterparty. The transactions involve the risk that the market price of mortgage-backed securities in a mortgage dollar roll transaction decline below the agreed-upon future repurchase price. Conversely, the market value of the securities subject to a Fund’s forward sale commitment may increase above the exercise price of the forward commitment. Dollar rolls (and when-issued, delayed delivery and to-be-announced transactions) are speculative techniques that may result in leverage and increased volatility. These transactions may also increase risk associated with volatility and losses and are subject to counterparty risk. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate.

g. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of December 31, 2025, the Fund did not

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

hold any restricted, other than 144A restricted securities or illiquid securities.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into futures contracts for the year ended December 31, 2025 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of December 31, 2025, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Credit Default Contracts

Asset Derivatives
Futures Contracts[1]	$4,895	$—

Liability Derivatives
Futures Contracts[1]	$(169,584)	$—

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the year ended December 31, 2025 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(36,781)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$(100,958)

Average Number of Notional Amounts
Futures Contracts[3]	69

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

k. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments, or the threat or potential of one or more such events and developments, may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social or political unrest, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

l. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 14, 2026. The Fund did not utilize the credit facility during the year ended December 31, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Guardian Variable Products Trust and Shareholders of

Guardian U.S. Government/Credit VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Guardian U.S. Government/Credit VIP Fund (one of the funds constituting Guardian Variable Products Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 24, 2026

We have served as the auditor of one or more investment companies in Guardian Variable Products Trust since 2016.

21

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Not applicable.

22

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23

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25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10527

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies

Included in Item 7 of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable.

(a)(3) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(b) Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guardian Variable Products Trust

By (Signature and Title)	/s/ Keith Namiot
Keith Namiot, President
(Principal Executive Officer)

Date: March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Keith Namiot
Keith Namiot, President
(Principal Executive Officer)

Date: March 6, 2026

By (Signature and Title)	/s/ Larry Weiss
Larry Weiss, Treasurer
(Principal Financial and Accounting Officer)

Date: March 6, 2026